                            PROSPECTUS - MAY 1, 2002
--------------------------------------------------------------------------------

THE CONTRACTS. The contracts described in this prospectus are individual deferred fixed and variable annuity contracts issued by ING Life Insurance and Annuity Company (formerly known as Aetna Life Insurance and Annuity Company) (the Company, we, us, our). They are issued to you, the contract holder as either a traditional Individual Retirement Annuity (IRA) under section
408(b) of the Internal Revenue Code of 1986 as amended (Tax Code) or a Roth IRA under section 408A. Additionally, the traditional IRA may be used as a funding option for a Simplified Employee Pension (SEP) plan under section 408(k). The contracts are not currently available as a Simple IRA under section 408(p).

WHY READING THIS PROSPECTUS IS IMPORTANT. This prospectus contains facts about the contract and its investment options that you should know before purchasing.
 This information will help you decide if the contract is right for you. Please read this prospectus carefully.
 TABLE OF CONTENTS . . . PAGE 3

INVESTMENT OPTIONS. The contract offers variable investment options and fixed interest options. When we establish your account you instruct us to direct account dollars to any of the available options.

THE FUNDS

ING VP Ascent Portfolio (Class R Shares)(1)                        ING PIMCO Total Return Portfolio (Service Class)
ING VP Balanced Portfolio, Inc. (Class R Shares)(1)                ING Salomon Brothers Capital Portfolio (Service Class)(1)
ING VP Bond Portfolio (Class R Shares)(1)                          ING Salomon Brothers Investors Value Portfolio (Service Class)(1)
ING VP Crossroads Portfolio(Class R Shares)(1)                     ING Scudder International Growth Portfolio (Initial Class)(1)
ING VP Growth Portfolio (Class R Shares)(1)                        ING T. Rowe Price Growth Equity Portfolio (Initial Class)(1)
ING VP Growth and Income Portfolio (Class R Shares)(1)             ING UBS Tactical Asset Allocation Portfolio (Service Class)(1)
ING VP Index Plus LargeCap Portfolio(Class R Shares)(1)            ING Van Kampen Comstock Portfolio (Service Class)
ING VP Index Plus MidCap Portfolio (Class R Shares)(1)             AIM V.I. Capital Appreciation Fund (Series I)
ING VP Index Plus SmallCap Portfolio (Class R Shares)(1)           AIM V.I. Core Equity Fund (Series I)(1)
ING VP International Equity Portfolio (Class R Shares)(1)          AIM V.I. Growth Fund (Series I)
ING VP Legacy Portfolio(Class R Shares)(1)                         AIM V.I. Premier Equity Fund (Series I)(1)
ING VP Money Market Portfolio (Class R Shares)(1)                  Calvert Social Balanced Portfolio
ING VP Small Company Portfolio (Class R Shares)(1)                 Fidelity-Registered Trademark- VIP
ING VP Technology Portfolio (Class R Shares)(1)                    Contrafund-Registered Trademark- Portfolio (Initial Class)
ING VP Value Opportunity Portfolio (Class R Shares)(1)             Fidelity-Registered Trademark- VIP Equity--Income Portfolio
ING VP Growth Opportunities Portfolio (Class R shares)(1)          (Initial Class)
ING VP International Value Portfolio (Class R shares)(1)           Fidelity-Registered Trademark- VIP Growth Portfolio (Initial
ING VP MidCap Opportunities Portfolio (Class R shares)(1)          Class)
ING VP SmallCap Opportunities Portfolio (Class R shares)(1)        Fidelity-Registered Trademark- VIP Overseas Portfolio (Initial
ING Alger Aggressive Growth Portfolio (Service Class)(1)           Class)
ING Alger Growth Portfolio (Service Class)(1)                      Franklin Small Cap Value Securities Fund (Class 2 Shares)(1)
ING American Century Small Cap Value Portfolio (Service Class)     Janus Aspen Aggressive Growth Portfolio (Institutional Shares)
ING Baron Small Cap Growth Portfolio (Service Class)               Janus Aspen Balanced Portfolio (Institutional Shares)
ING DSI Enhanced Index Portfolio (Service Class)(1)                Janus Aspen Capital Appreciation Portfolio (Service Shares)
ING Goldman Sachs-Registered Trademark- Capital Growth Portfolio   Janus Aspen Flexible Income Portfolio (Institutional Shares)
(Service Class)(1)(2)                                              Janus Aspen Growth Portfolio (Institutional Shares)
ING JPMorgan Mid Cap Value Portfolio (Service Class)               Janus Aspen Worldwide Growth Portfolio (Institutional Shares)
ING MFS Capital Opportunities Portfolio (Initial Class)(1)         Lord Abbett Growth and Income Portfolio (Class VC Shares)
ING MFS Emerging Equities Portfolio (Initial Class)(1)             Lord Abbett Mid-Cap Value Portfolio (Class VC Shares)
ING MFS Global Growth Portfolio (Service Class)                    Oppenheimer Global Securities Fund/VA
ING MFS Research Portfolio (Initial Class)(1)                      Oppenheimer Strategic Bond Fund/VA
ING OpCap Balanced Value Portfolio (Service Class)(1)              Pioneer Equity Income VCT Portfolio (Class I Shares)
                                                                   Pioneer Fund VCT Portfolio (Class I Shares)
                                                                   Pioneer Mid Cap Value VCT Portfolio (Class I Shares)

(1) Effective May 1, 2002 this fund has changed its name to the name listed above. See Appendix IV on page 42 for a complete list of former and current fund names.
(2) Goldman Sachs-Registered Trademark- is a registered service mark of Goldman, Sachs & Co., and it is used by agreement with Goldman, Sachs & Co.

VARIABLE INVESTMENT OPTIONS. These options are called subaccounts. The subaccounts are within Variable Annuity Account C (the separate account), a separate account of the Company. Each subaccount invests in one of the mutual funds (funds) listed on this page. Earnings on amounts invested in a subaccount will vary depending upon the performance of its underlying fund. You do not invest directly in or hold shares of the funds.

--------------------------------------------------------------------------------

                           RISKS ASSOCIATED WITH INVESTING IN THE FUNDS. The funds in which the subaccounts invest have various risks. Information about the risks of investing in the funds is located in the "Investment Options" section on page 12, in Appendix IV--Description of Underlying Funds, and each fund prospectus. Read this prospectus in conjunction with the fund prospectuses and retain the prospectuses for future reference.

                           GETTING ADDITIONAL INFORMATION. You may obtain the May 1, 2002 Statement of Additional Information (SAI) about the separate account by indicating your request on your application or calling us at 1-800-262-3862. You may also obtain an SAI for any of the Funds by calling that number. This prospectus, the SAI and other information about the separate account may be obtained by accessing the Securities and Exchange Commission's (SEC) website, www.sec.gov. Copies of this information may also be obtained, after paying a duplicating fee, by contacting the SEC Public Reference Room. Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090 or 1-800-SEC-0330, e-mailing
                           publicinfo@sec.gov or by writing to SEC Public Reference Room, 450 Fifth Street, N.W., Washington, DC 20549. The SAI table of contents is listed on page 37 of this prospectus. The SAI is incorporated into this prospectus by reference.

                           ADDITIONAL DISCLOSURE INFORMATION. Neither the SEC nor any state securities commission has approved or disapproved the securities offered through this prospectus or passed on the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense. This prospectus is valid in New York only when accompanied by the Guaranteed Accumulation Account prospectus.

                           We do not intend for this prospectus to be an offer to sell or a solicitation of an offer to buy these securities in any state that does not permit their sale. We have not authorized anyone to provide you with information that is different from that contained in this prospectus.

                           FIXED INTEREST OPTIONS.

                           -- Guaranteed Interest Account

                           -- Fixed Account

                           -- Guaranteed Accumulation Account (available in New York only)
                           Except as specifically mentioned, this prospectus describes only the variable investment options. However, we describe the fixed interest options in appendices to this prospectus. There is also a separate Guaranteed Accumulation Account prospectus.

                           AVAILABILITY OF OPTIONS. Some funds or fixed interest options may be unavailable through your contract or in your state.

                               TABLE OF CONTENTS

  CONTRACT OVERVIEW..............................................      4
  Contract Design
  Installment Purchase Payment Contracts and Single Purchase
  Payment Contracts
  Contract Facts
  Questions: Contacting the Company (sidebar)
  Sending Forms and Written Requests in Good Order (sidebar)
  Contract Phases: The Accumulation Phase, The Income Phase
FEE TABLE........................................................      6
CONDENSED FINANCIAL INFORMATION..................................     12
INVESTMENT OPTIONS...............................................     12
TRANSFERS AMONG INVESTMENT OPTIONS...............................     13
PURCHASE.........................................................     14
RIGHT TO CANCEL..................................................     16
FEES.............................................................     17
YOUR ACCOUNT VALUE...............................................     21
WITHDRAWALS......................................................     23
SYSTEMATIC DISTRIBUTION OPTIONS..................................     24
DEATH BENEFIT....................................................     25
THE INCOME PHASE.................................................     26
TAXATION.........................................................     29
OTHER TOPICS.....................................................     33
The Company - Variable Annuity Account C - Contract Distribution -
Payment Delay or Suspension - Performance Reporting - Voting Rights -
Contract Modification - Involuntary Terminations - Legal Matters and
Proceedings

CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION..............     37
APPENDIX I - GUARANTEED INTEREST ACCOUNT.........................     38
APPENDIX II - FIXED ACCOUNT......................................     39
APPENDIX III - GUARANTEED ACCUMULATION ACCOUNT...................     40
APPENDIX IV - DESCRIPTION OF UNDERLYING FUNDS....................     42
APPENDIX V - CONDENSED FINANCIAL INFORMATION.....................     83

[SIDE NOTE]
QUESTIONS: Contacting the Company. To answer your questions, contact your sales representative or write or call our Home Office at:
ING
Individual Annuity Services
151 Farmington Avenue
Hartford, CT 06156-1258
1-800-262-3862
SENDING FORMS AND WRITTEN REQUESTS IN GOOD ORDER.
If you are writing to change your beneficiary, request a withdrawal, or for any other purpose, contact us or your sales representative to learn what information is required in order for the request to be in "good order."
Generally, a request is considered to be in "good order" when it is signed, dated and made with such clarity and completeness that we are not required to exercise any discretion in carrying it out.
We can only act upon written requests that are received in good order.
[END SIDE NOTE]

CONTRACT OVERVIEW
----------------------------------------------

The following is intended as a summary. Please read each section of this prospectus for additional information.
                                CONTRACT DESIGN

The contracts described in this prospectus are individual, deferred, fixed and variable annuity contracts. They are intended to be retirement savings vehicles that offer a variety of investment options to help meet long-term financial goals.
                   INSTALLMENT PURCHASE PAYMENT CONTRACTS AND
                       SINGLE PURCHASE PAYMENT CONTRACTS

Throughout the prospectus we refer to Installment Purchase Payment Contracts and Single Purchase Payment Contracts.

INSTALLMENT PURCHASE PAYMENT CONTRACTS. Under these contracts you agree to make continuing periodic payments each year.

SINGLE PURCHASE PAYMENT CONTRACTS. Under these contracts you make a lump-sum transfer of amounts accumulated under a pre-existing plan in accordance with our procedures and minimums in effect at the time of purchase.
                                 CONTRACT FACTS

FREE LOOK/RIGHT TO CANCEL. You may cancel your contract within ten days (some states require more than ten days) of receipt. See "Right to Cancel."

DEATH BENEFIT. Your beneficiary may receive a financial benefit in the event of your death prior to the income phase. Any death benefit during the income phase will depend upon the income phase payment option selected. See "Death Benefit" and "The Income Phase."

WITHDRAWALS. During the accumulation phase, you may withdraw all or part of your account value. Certain fees, taxes and early withdrawal penalties may apply. See "Withdrawals" and "Taxation." Amounts withdrawn from the Guaranteed Accumulation Account may be subject to a market value adjustment. See Appendix III.

SYSTEMATIC DISTRIBUTION OPTIONS. These are made available for you to receive periodic withdrawals from your account, while retaining the account in the accumulation phase. See "Systematic Distribution Options."

FEES. Certain fees are deducted from your account value. See "Fee Table" and "Fees."

TAXATION: You will generally not pay taxes on any earnings from the annuity contract described in this prospectus until they are withdrawn. Tax-qualified retirement arrangements (e.g., IRAs) also defer payment of taxes on earnings until they are withdrawn. Because you are considering an annuity for your IRA, you should know that the annuity contract does not provide any additional tax deferral of earnings beyond the tax deferral provided by other types of IRAs. However, annuities do provide other features and benefits which may be valuable to you. You should discuss your decision with your financial representative. Taxes will generally be due when you receive a distribution. Tax penalties may apply in some circumstances. See "Taxation."

                                CONTRACT PHASES
I. THE ACCUMULATION PHASE (accumulating dollars under your contract)

STEP 1: You provide us with your completed application and initial purchase payment. We establish an account for you and credit that account with your initial purchase payment.

STEP 2: You direct us to invest your
purchase payment in one or more of
the following investment options:
(a)  Fixed Interest Options; or
(b)  Variable Investment Options.
     (The variable investment
     options are the subaccounts of
     Variable Annuity Account C.
     Each one invests in a specific
     mutual fund.)

STEP 3: Each subaccount you
select purchases shares of its                           [CHART]
corresponding fund.

II. THE INCOME PHASE (receiving income phase payments from your contract)

When you want to begin receiving payments from your contract, you may select from the options available. The contract offers several income phase payment options (see "The Income Phase"). In general, you may:

-- Receive income phase payments for a specified period of time or for life;

-- Receive income phase payments monthly, quarterly, semi-annually or annually;

-- Select an income phase option that provides for payments to your beneficiary;
   and

-- Select income phase payments that are fixed or vary based on the performance of the variable investment options you select.

[SIDE NOTE]
IN THIS SECTION:
-- Maximum Transaction Fees
-- Maximum Fees Deducted from Investments in the Separate Account
-- Fees Deducted by the Funds
-- Hypothetical Examples
ALSO, SEE THE "FEES" SECTION FOR:
-- How, When and Why Fees are Deducted
-- Reduction, Waiver and/or Elimination of Certain Fees
-- Premium and Other Taxes
-- Charges for ING GET Fund
ALSO SEE "THE INCOME PHASE" SECTION FOR:
-- Fees During the Income Phase
[END SIDE NOTE]

FEE TABLE
----------------------------------------------

The tables and examples in this section show the fees that may affect your account value during the accumulation phase. See "The Income Phase" for fees that may apply after you begin receiving income phase payments under the contract. The fees shown below do not reflect any premium tax that may apply.

MAXIMUM TRANSACTION FEES

EARLY WITHDRAWAL CHARGE. (As a percentage of the amount withdrawn.)(1)

------------------------------------------------------------------------
             INSTALLMENT PURCHASE PAYMENT CONTRACT SCHEDULE
------------------------------------------------------------------------
  Completed Payment Periods                Early Withdrawal Charge
-----------------------------------  -----------------------------------
  Less than 5                                        5%
  5 or more but less than 7                          4%
  7 or more but less than 9                          3%
  9 or more but less than 10                         2%
  10 or more                                         0%
------------------------------------------------------------------------
------------------------------------------------------------------------
               SINGLE PURCHASE PAYMENT CONTRACT SCHEDULE
------------------------------------------------------------------------
  Completed Contract Years                 Early Withdrawal Charge
-----------------------------------  -----------------------------------
  Less than 5                                        5%
  5 or more but less than 6                          4%
  6 or more but less than 7                          3%
  7 or more but less than 8                          2%
  8 or more but less than 9                          1%
  9 or more                                          0%
------------------------------------------------------------------------

ANNUAL MAINTENANCE FEE ............................................... $20.00(2)

TRANSFER CHARGE ....................................................... $0.00(3)

MAXIMUM FEES DEDUCTED FROM INVESTMENTS IN THE SEPARATE ACCOUNT

(Daily deductions equal to the following percentages on an annual basis, from amounts invested in the subaccounts.)

MORTALITY AND EXPENSE RISK CHARGE.................         1.25%

ADMINISTRATIVE EXPENSE CHARGE.....................  0.00%-0.25%(4)
                                                    ------------

TOTAL SEPARATE ACCOUNT EXPENSES...................   1.25%-1.50%
                                                    ============

------------------------

1 The total early withdrawal charge deducted will not exceed 8.5% of the total purchase payments made to the contract. See "Fees--Early Withdrawal Charge."
2 The annual maintenance fee is generally deducted only from installment purchase payment contracts. Under certain contracts, the annual maintenance fee may also be deducted upon full withdrawals. See "Fees--Annual Maintenance Fee."
3 During the accumulation phase, we allow you twelve free transfers among investment options each calendar year. We reserve the right to charge $10 for each additional transfer. We currently do not impose this charge. See "Transfers."
4 We currently do not impose this charge, however, if allowed by your contract, we reserve the right to charge up to 0.25% annually. See "Fees--Administrative Expense Charge."

FEES DEDUCTED BY THE FUNDS

USING THIS INFORMATION. The following table shows the investment advisory fees, 12b-1 fees and other expenses including service fees (if applicable) charged annually by each fund. See the "Fees" section of this prospectus, and the fund prospectuses for additional information.

HOW FEES ARE DEDUCTED. Fund fees are not deducted from account values. Instead, they are deducted from the value of the fund shares on a daily basis, which in turn affects the value of each subaccount that purchases fund shares. Except as noted below, the following figures are a percentage of the average net assets of each fund, and are based on figures for the year ended December 31, 2001.

                             FUND EXPENSE TABLE(1)

                                                                               TOTAL     FEES AND   TOTAL NET
                                               MANAGEMENT                       FUND     EXPENSES     FUND
                                               (ADVISORY)   12B-1    OTHER     ANNUAL   WAIVED OR    ANNUAL
FUND NAME                                         FEES       FEE    EXPENSES  EXPENSES  REIMBURSED  EXPENSES
---------                                      ----------  -------  --------  --------  ----------  ---------
ING VP Ascent Portfolio (Class R Shares)(2)        0.60%      --      0.14%     0.74%         --       0.74%
ING VP Balanced Portfolio, Inc. (Class R
  Shares)(2)                                       0.50%      --      0.09%     0.59%         --       0.59%
ING VP Bond Portfolio (Class R Shares)(2)          0.40%      --      0.10%     0.50%         --       0.50%
ING VP Crossroads Portfolio (Class R
  Shares)(2)                                       0.60%      --      0.14%     0.74%       0.04%      0.70%
ING VP Growth Portfolio (Class R Shares)(2)        0.60%      --      0.10%     0.70%         --       0.70%
ING VP Growth and Income Portfolio (Class R
  Shares)(2)                                       0.50%      --      0.09%     0.59%         --       0.59%
ING VP Index Plus LargeCap Portfolio
  (Class R Shares)(2)                              0.35%      --      0.10%     0.45%         --       0.45%
ING VP Index Plus MidCap Portfolio (Class R
  Shares)(2)                                       0.40%      --      0.15%     0.55%         --       0.55%
ING VP Index Plus SmallCap Portfolio
  (Class R Shares)(2)                              0.40%      --      0.31%     0.71%       0.11%      0.60%
ING VP International Equity Portfolio
  (Class R Shares)(2)                              0.85%      --      0.41%     1.26%       0.11%      1.15%
ING VP Legacy Portfolio (Class R Shares)(2)        0.60%      --      0.16%     0.76%       0.11%      0.65%
ING VP Money Market Portfolio (Class R
  Shares)(2)                                       0.25%      --      0.09%     0.34%         --       0.34%
ING VP Small Company Portfolio (Class R
  Shares)(2)                                       0.75%      --      0.11%     0.86%         --       0.86%
ING VP Technology Portfolio (Class R
  Shares)(2)                                       0.95%      --      0.16%     1.11%         --       1.11%
ING VP Value Opportunity Portfolio (Class R
  Shares)(2)                                       0.60%      --      0.11%     0.71%         --       0.71%
ING VP Growth Opportunities Portfolio
  (Class R Shares)(3)                              0.75%      --      1.07%     1.82%       0.92%      0.90%
ING VP International Value Portfolio
  (Class R Shares)(3)                              1.00%      --      0.53%     1.53%       0.53%      1.00%
ING VP MidCap Opportunities Portfolio
  (Class R Shares)(3)                              0.75%      --      1.91%     2.66%       1.76%      0.90%
ING VP SmallCap Opportunities Portfolio
  (Class R Shares)(3)                              0.75%      --      0.40%     1.15%       0.25%      0.90%
ING Alger Aggressive Growth Portfolio
  (Service Class)(4)                               0.85%      --      0.45%     1.30%         --       1.30%
ING Alger Growth Portfolio (Service Class)(4)      0.80%      --      0.45%     1.25%         --       1.25%
ING American Century Small Cap Value
  Portfolio (Service Class)(4)                     1.00%      --      0.65%     1.65%         --       1.65%
ING Baron Small Cap Growth Portfolio (Service
  Class)(4)                                        0.85%      --      0.65%     1.50%         --       1.50%
ING DSI Enhanced Index Portfolio (Service
  Class)(4)                                        0.60%      --      0.45%     1.05%         --       1.05%
ING Goldman Sachs-Registered Trademark-
  Capital Growth Portfolio (Service Class)(4)      0.85%      --      0.45%     1.30%         --       1.30%
ING JPMorgan Mid Cap Value Portfolio (Service
  Class)(4)                                        0.75%      --      0.60%     1.35%         --       1.35%
ING MFS Capital Opportunities Portfolio
  (Initial Class)                                  0.65%      --      0.25%     0.90%         --       0.90%
ING MFS Emerging Equities Portfolio (Initial
  Class)                                           0.68%      --      0.13%     0.81%         --       0.81%
ING MFS Global Growth Portfolio (Service
  Class)(4)                                        0.60%      --      0.85%     1.45%         --       1.45%
ING MFS Research Portfolio (Initial Class)         0.69%      --      0.15%     0.84%         --       0.84%
ING OpCap Balanced Value Portfolio (Service
  Class)(4)                                        0.80%      --      0.45%     1.25%         --       1.25%
ING PIMCO Total Return Portfolio (Service
  Class)(4)                                        0.50%      --      0.60%     1.10%         --       1.10%
ING Salomon Brothers Capital Portfolio
  (Service Class)(4)                               0.90%      --      0.45%     1.35%         --       1.35%
ING Salomon Brothers Investors Value
  Portfolio (Service Class)(4)                     0.80%      --      0.45%     1.25%         --       1.25%
ING Scudder International Growth Portfolio
  (Initial Class)                                  0.80%      --      0.20%     1.00%         --       1.00%
ING T. Rowe Price Growth Equity Portfolio
  (Initial Class)                                  0.60%      --      0.15%     0.75%         --       0.75%

                                                                               TOTAL     FEES AND   TOTAL NET
                                               MANAGEMENT                       FUND     EXPENSES     FUND
                                               (ADVISORY)   12B-1    OTHER     ANNUAL   WAIVED OR    ANNUAL
FUND NAME                                         FEES       FEE    EXPENSES  EXPENSES  REIMBURSED  EXPENSES
---------                                      ----------  -------  --------  --------  ----------  ---------
ING UBS Tactical Asset Allocation Portfolio
  (Service Class)(4)                               0.90%      --      0.45%     1.35%         --       1.35%
ING Van Kampen Comstock Portfolio (Service
  Class)(4)                                        0.60%      --      0.60%     1.20%         --       1.20%
AIM V.I. Capital Appreciation Fund (Series I
  Shares)(5)                                       0.61%      --      0.24%     0.85%         --       0.85%
AIM V.I. Core Equity Fund (Series I
  Shares)(5)                                       0.61%      --      0.21%     0.82%         --       0.82%
AIM V.I. Growth Fund (Series I Shares)(5)          0.62%      --      0.26%     0.88%         --       0.88%
AIM V.I. Premier Equity Fund (Series I
  Shares)(5)                                       0.60%      --      0.25%     0.85%         --       0.85%
Calvert Social Balanced Portfolio(6)               0.70%    0.18%     0.88%       --        0.88%
Fidelity-Registered Trademark- VIP
  Contrafund-Registered Trademark- Portfolio
  (Initial Class)(7)                               0.58%      --      0.10%     0.68%         --       0.68%
Fidelity-Registered Trademark- VIP
  Equity--Income Portfolio (Initial Class)(7)      0.48%      --      0.10%     0.58%         --       0.58%
Fidelity-Registered Trademark- VIP Growth
  Portfolio (Initial Class)(7)                     0.58%      --      0.10%     0.68%         --       0.68%
Fidelity-Registered Trademark- VIP Overseas
  Portfolio (Initial Class)(7)                     0.73%      --      0.19%     0.92%         --       0.92%
Franklin Small Cap Value Securities Fund
  (Class 2 Shares)(8)                              0.60%    0.25%     0.20%     1.05%         --       1.05%
Janus Aspen Aggressive Growth Portfolio
  (Institutional Shares)(9)                        0.65%      --      0.02%     0.67%         --       0.67%
Janus Aspen Balanced Portfolio (Institutional
  Shares)(9)                                       0.65%      --      0.01%     0.66%         --       0.66%
Janus Aspen Capital Appreciation Portfolio
  (Service Shares)(10)                             0.65%    0.25%     0.01%     0.91%         --       0.91%
Janus Aspen Flexible Income Portfolio
  (Institutional Shares)(9)                        0.64%      --      0.03%     0.67%         --       0.67%
Janus Aspen Growth Portfolio (Institutional
  Shares)(9)                                       0.65%      --      0.01%     0.66%         --       0.66%
Janus Aspen Worldwide Growth Portfolio
  (Institutional Shares)(9)                        0.65%      --      0.04%     0.69%         --       0.69%
Lord Abbett Growth and Income Portfolio
  (Class VC Shares)(11)                            0.50%      --      0.47%     0.97%         --       0.97%
Lord Abbett Mid-Cap Value Portfolio
  (Class VC Shares)(12)                            0.75%      --      0.35%     1.10%         --       1.10%
Oppenheimer Global Securities Fund/VA              0.64%      --      0.06%     0.70%         --       0.70%
Oppenheimer Strategic Bond Fund/VA(13)             0.74%      --      0.05%     0.79%         --       0.79%
Pioneer Equity Income VCT Portfolio (Class I
  Shares)                                          0.65%      --      0.10%     0.75%         --       0.75%
Pioneer Fund VCT Portfolio (Class I Shares)        0.65%      --      0.09%     0.74%         --       0.74%
Pioneer Mid Cap Value VCT Portfolio (Class I
  Shares)                                          0.65%      --      0.14%     0.79%         --       0.79%

FOOTNOTES TO "FUND EXPENSE TABLE"

(1) The Company may receive compensation from each of the funds or the funds' affiliates based on an annual percentage of the average net assets held in that fund by the Company. The percentage paid may vary from one fund company to another. For certain funds, some of this compensation may be paid out of 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in this Fund Expense Table and the fund prospectuses. The Company may also receive additional compensation from certain funds for administrative, recordkeeping or other services provided by the Company to the funds or the funds' affiliates. These additional payments are made by the funds or the funds' affiliates to the Company and do not increase, directly or indirectly, the fees and expenses shown above. See "Fees--Fund Expenses" for additional information.

(2) ING Investments, LLC, the investment adviser to each Portfolio, has entered into written expense limitation agreements with each Portfolio (except Balanced, Growth and Income, Bond and Money Market) under which it will limit expenses of the Portfolios, excluding interest, brokerage and extraordinary expenses, subject to possible reimbursement to ING Investments, LLC within three years. The amount of each Portfolio's expenses waived or reimbursed during the last fiscal year by the Portfolio's investment adviser is shown under the heading "Fees and Expenses Waived or Reimbursed" in the table above. For each Portfolio, the expense limits will continue through at least December 31, 2002.

(3) ING Investments, LLC has entered into written expense limitation agreements with each Portfolio under which it will limit expenses of the Portfolio, excluding interest, taxes, brokerage and extraordinary expenses subject to possible reimbursement to ING Investments, LLC within three years. The amount of each Portfolio's expenses waived or reimbursed during the last fiscal year by ING Investments, LLC is shown under the heading "Fees and Expenses Waived or Reimbursed" in the table above. For the remaining ING VP portfolios, the expense limits will continue through at least October 31, 2002.

(4) Other Expenses shown in the above table are based on estimated amounts for the current fiscal year and include a Shareholder Services fee of 0.25%.

(5) Compensation to the Company for administrative or recordkeeping services may be paid out of fund assets in an amount up to 0.25% annually. Any such fees paid from the AIM Funds' assets are included in the "Other Expenses" column.

(6) "Management (Advisory) Fees" include an administrative fee paid by the Fund to Calvert Administrative Services Company, an affiliate of Calvert. "Other Expenses" listed above reflect an indirect fee of 0.01% resulting from the Portfolio's offset arrangement with the custodian bank whereby the custodian's and transfer agent's fees may be paid indirectly by credits earned on the Portfolio's uninvested cash balances. These credits are used to reduce the Portfolio's expenses. A voluntary reduction of fees paid indirectly is not reflected in the above table. If this voluntary reduction was reflected, the amounts shown under "Other Expenses" and "Total Net Fund Annual Expenses" would be 0.17% and 0.87%, respectively.

(7) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time.

(8) The Fund's Class 2 distribution plan or "Rule 12b-1 plan" is described in the Fund's prospectus. The Fund's manager had agreed in advance to make a reduction of 0.03% to its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees and an order of the Securities and Exchange Commission. The amounts shown under "Management (Advisory) Fees" and "Total Net Fund Annual Expenses" do not reflect this voluntary reduction of fees. If this reduction was reflected, the amounts shown under "Management (Advisory) Fees" and "Total Net Fund Annual Expenses" would be 0.57% and 1.02%, respectively.

(9) All expenses are shown without the effect of any expense offset arrangements.

(10) Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by the National Association of Securities Dealers, Inc. All expenses are shown without the effect of any expense offset arrangements.

(11) The Lord Abbett Growth and Income Portfolio has entered into an arrangement with its custodian pursuant to which any daily uninvested cash balances among the Portfolio's assets are used to reduce the Portfolio's custody fees. For the fiscal year ended December 31, 2001, this reduction was less than 0.01% of the Portfolio's average daily net assets. "Other Expenses" also includes 0.25% for a non 12b-1 service fee arrangement.

(12) The information in the chart above has been restated to reflect the fees and expenses that will be applicable during 2002. For the year 2001, Lord, Abbett & Co. (Lord Abbett), the Portfolio's investment adviser, voluntarily waived a portion of its management fees of 0.75% of average daily net assets and voluntarily reimbursed a portion of the Portfolio's expenses to the extent necessary to maintain its "Other Expenses" at an aggregate of 0.35% of its average daily net assets. For the year 2001, "Fees and Expenses Waived or Reimbursed" for the Portfolio were 0.21%, and absent any waivers and reimbursements the "Total Fund Annual Expenses" for the Portfolio would have been 1.20%. For the year 2002, Lord Abbett does not intend to waive its management fees for the Portfolio but has contractually agreed to continue to reimburse a portion of the Portfolio's expenses to the extent necessary to maintain its "Other Expenses" at an aggregate of 0.35% of its average daily net assets. "Other Expenses" also includes 0.25% for a non 12b-1 service fee arrangement.

(13) OppenheimerFunds, Inc., will reduce the management fee by 0.10% as long as the fund's trailing 12-month performance at the end of the quarter is in the fifth Lipper peer-group quintile; and by 0.05% as long as it is in the fourth quintile. The waiver is voluntary and may be terminated by the Manager at any time.

HYPOTHETICAL EXAMPLES

ACCOUNT FEES YOU MAY INCUR OVER TIME. The following hypothetical examples show the fees and expenses paid over time if you invest $1,000 in the contract and assume a 5% annual return on the investment. For the purpose of these examples, we deducted total fund annual expenses, the maximum mortality and expense risk charge of 1.25% annually, the maximum administrative expense charge of 0.25% annually and an annual maintenance fee of $20 (converted to a percentage of assets equal to 0.075%). The total fund expenses are those shown in the column "Total Net Fund Annual Expenses" in the Fund Expense Table, assuming that any applicable fee waivers or reimbursements would apply during all periods shown.

                                                         EXAMPLE A                              EXAMPLE B
                                                                                                IF YOU LEAVE YOUR ENTIRE ACCOUNT
 -- These examples are purely hypothetical.              IF YOU WITHDRAW YOUR ENTIRE            VALUE INVESTED OR IF YOU SELECT
 -- They should not be considered a representation       ACCOUNT VALUE AT THE END OF THE        AN INCOME PHASE PAYMENT OPTION
    of past or future fees or expected returns.          PERIODS SHOWN, YOU WOULD PAY THE       AT THE END OF THE PERIODS SHOWN,
 -- Actual fees and/or returns may be more or less       FOLLOWING EXPENSES, INCLUDING          YOU WOULD PAY THE FOLLOWING
    than those shown in these examples.                  ANY APPLICABLE EARLY WITHDRAWAL        EXPENSES (NO EARLY WITHDRAWAL
                                                         CHARGE ASSESSED:*                      CHARGE IS REFLECTED):**

                                                           1 YEAR  3 YEARS  5 YEARS  10 YEARS  1 YEAR  3 YEARS  5 YEARS  10 YEARS
                                                           ------  -------  -------  --------  ------  -------  -------  --------
ING VP Ascent Portfolio (Class R Shares)                    $75     $126     $181      $265     $23     $ 72     $124      $265
ING VP Balanced Portfolio, Inc. (Class R Shares)            $73     $122     $174      $250     $22     $ 68     $116      $250
ING VP Bond Portfolio (Class R Shares)                      $73     $120     $169      $241     $21     $ 65     $112      $241
ING VP Crossroads Portfolio (Class R Shares)                $74     $125     $179      $261     $23     $ 71     $122      $261
ING VP Growth Portfolio (Class R Shares)                    $74     $125     $179      $261     $23     $ 71     $122      $261
ING VP Growth and Income Portfolio (Class R Shares)         $73     $122     $174      $250     $22     $ 68     $116      $250
ING VP Index Plus LargeCap Portfolio (Class R Shares)       $72     $118     $167      $235     $21     $ 64     $109      $235
ING VP Index Plus MidCap Portfolio (Class R Shares)         $73     $121     $172      $246     $22     $ 67     $114      $246
ING VP Index Plus SmallCap Portfolio (Class R Shares)       $73     $122     $174      $251     $22     $ 68     $117      $251
ING VP International Equity Portfolio (Class R Shares)      $79     $138     $200      $306     $28     $ 85     $144      $306
ING VP Legacy Portfolio (Class R Shares)                    $74     $124     $177      $256     $23     $ 70     $119      $256
ING VP Money Market Portfolio (Class R Shares)              $71     $115     $162      $224     $19     $ 60     $103      $224
ING VP Small Company Portfolio (Class R Shares)             $76     $130     $187      $277     $25     $ 76     $130      $277
ING VP Technology Portfolio (Class R Shares)                $78     $137     $198      $302     $27     $ 83     $142      $302
ING VP Value Opportunity Portfolio (Class R Shares)         $75     $126     $179      $262     $23     $ 71     $122      $262
ING VP Growth Opportunities Portfolio (Class R Shares)      $76     $131     $188      $281     $25     $ 77     $132      $281
ING VP International Value Portfolio (Class R Shares)       $77     $134     $193      $291     $26     $ 80     $137      $291
ING VP MidCap Opportunities Portfolio (Class R Shares)      $76     $131     $188      $281     $25     $ 77     $132      $281
ING VP SmallCap Opportunities Portfolio (Class R Shares)    $76     $131     $188      $281     $25     $ 77     $132      $281
ING Alger Aggressive Growth Portfolio (Service Class)       $80     $142     $207      $320     $29     $ 89     $152      $320
ING Alger Growth Portfolio (Service Class)                  $80     $141     $205      $315     $29     $ 88     $149      $315
ING American Century Small Cap Value Portfolio (Service
  Class)                                                    $83     $152     $223      $353     $33     $ 99     $169      $353
ING Baron Small Cap Growth Portfolio (Service Class)        $82     $148     $216      $339     $31     $ 95     $161      $339
ING DSI Enhanced Index Portfolio (Service Class)            $78     $135     $195      $296     $27     $ 82     $139      $296
ING Goldman Sachs-Registered Trademark- Capital Growth
  Portfolio (Service Class)                                 $80     $142     $207      $320     $29     $ 89     $152      $320
ING JPMorgan Mid Cap Value Portfolio (Service Class)        $81     $144     $209      $325     $30     $ 91     $154      $325
ING MFS Capital Opportunities Portfolio (Initial Class)     $76     $131     $188      $281     $25     $ 77     $132      $281
ING MFS Emerging Equities Portfolio (Initial Class)         $75     $128     $184      $272     $24     $ 74     $127      $272
ING MFS Global Growth Portfolio (Service Class)             $82     $146     $214      $334     $31     $ 93     $159      $334
ING MFS Research Portfolio (Initial Class)                  $76     $130     $186      $276     $25     $ 76     $129      $276
ING OpCap Balanced Value Portfolio (Service Class)          $80     $141     $205      $315     $29     $ 88     $149      $315

                                                           1 YEAR  3 YEARS  5 YEARS  10 YEARS  1 YEAR  3 YEARS  5 YEARS  10 YEARS
                                                           ------  -------  -------  --------  ------  -------  -------  --------
ING PIMCO Total Return Portfolio (Service Class)            $78     $137     $198      $301     $27     $ 83     $142      $301
ING Salomon Brothers Capital Portfolio (Service Class)      $81     $144     $209      $325     $30     $ 91     $154      $325
ING Salomon Brothers Investors Value Portfolio (Service
  Class)                                                    $80     $141     $205      $315     $29     $ 88     $149      $315
ING Scudder International Growth Portfolio (Initial
  Class)                                                    $77     $134     $193      $291     $26     $ 80     $137      $291
ING T. Rowe Price Growth Equity Portfolio (Initial Class)   $75     $127     $181      $266     $24     $ 73     $124      $266
ING UBS Tactical Asset Allocation Portfolio (Service
  Class)                                                    $81     $144     $209      $325     $30     $ 91     $154      $325
ING Van Kampen Comstock Portfolio (Service Class)           $79     $139     $202      $310     $28     $ 86     $147      $310
AIM V.I. Capital Appreciation Fund (Series I Shares)        $76     $130     $186      $276     $25     $ 76     $129      $276
AIM V.I. Core Equity Fund (Series I Shares)                 $76     $129     $185      $273     $24     $ 75     $128      $273
AIM V.I. Growth Fund (Series I Shares)                      $76     $130     $187      $279     $25     $ 77     $131      $279
AIM V.I. Premier Equity Fund (Series I Shares)              $76     $130     $186      $276     $25     $ 76     $129      $276
Calvert Social Balanced Portfolio                           $76     $130     $187      $279     $25     $ 77     $131      $279
Fidelity-Registered Trademark- VIP
  Contrafund-Registered Trademark- Portfolio (Initial
  Class)                                                    $74     $125     $178      $259     $23     $ 70     $121      $259
Fidelity-Registered Trademark- VIP Equity-Income
  Portfolio (Initial Class)                                 $73     $122     $173      $249     $22     $ 67     $116      $249
Fidelity-Registered Trademark- VIP Growth Portfolio
  (Initial Class)                                           $74     $125     $178      $259     $23     $ 70     $121      $259
Fidelity-Registered Trademark- VIP Overseas Portfolio
  (Initial Class)                                           $77     $132     $189      $283     $25     $ 78     $133      $283
Franklin Small Cap Value Securities Fund (Class 2
  Shares)                                                   $78     $135     $195      $296     $27     $ 82     $139      $296
Janus Aspen Aggressive Growth Portfolio (Institutional
  Shares)                                                   $74     $124     $178      $258     $23     $ 70     $120      $258
Janus Aspen Balanced Portfolio (Institutional Shares)       $74     $124     $177      $257     $23     $ 70     $120      $257
Janus Aspen Capital Appreciation Portfolio (Service
  Shares)                                                   $76     $131     $189      $282     $25     $ 77     $132      $282
Janus Aspen Flexible Income Portfolio (Institutional
  Shares)                                                   $74     $124     $178      $258     $23     $ 70     $120      $258
Janus Aspen Growth Portfolio (Institutional Shares)         $74     $124     $177      $257     $23     $ 70     $120      $257
Janus Aspen Worldwide Growth Portfolio (Institutional
  Shares)                                                   $74     $125     $178      $260     $23     $ 71     $121      $260
Lord Abbett Growth and Income Portfolio (Class VC
  Shares)                                                   $77     $133     $192      $288     $26     $ 79     $135      $288
Lord Abbett Mid-Cap Value Portfolio (Class VC Shares)       $78     $137     $198      $301     $27     $ 83     $142      $301
Oppenheimer Global Securities Fund/VA                       $74     $125     $179      $261     $23     $ 71     $122      $261
Oppenheimer Strategic Bond Fund/VA                          $75     $128     $183      $270     $24     $ 74     $126      $270
Pioneer Equity Income VCT Portfolio (Class I Shares)        $75     $127     $181      $266     $24     $ 73     $124      $266
Pioneer Fund VCT Portfolio (Class I Shares)                 $75     $126     $181      $265     $23     $ 72     $124      $265
Pioneer Mid Cap Value VCT Portfolio (Class I Shares)        $75     $128     $183      $270     $24     $ 74     $126      $270

--------------------------

* This example reflects deduction of an early withdrawal charge calculated using the schedule applicable to Installment Purchase Payment Accounts. Under that schedule, if only one $1,000 purchase payment was made as described above, fewer than five purchase payment periods would have been completed at the end of years one, three and five, and the 5% charge would apply. At the end of the tenth account year, the early withdrawal charge is waived regardless of the number of purchase payment periods completed, and no early withdrawal charge would apply.
** This example does not apply if during the income phase, a nonlifetime income phase payment option with variable payments is selected and a lump-sum withdrawal is requested within three years after payments start. In this case, the lump-sum payment is treated as a withdrawal during the accumulation phase and may be subject to an early withdrawal charge as shown in Example A.

CONDENSED FINANCIAL INFORMATION
----------------------------------------------

UNDERSTANDING CONDENSED FINANCIAL INFORMATION. In Appendix V of this prospectus, we provide condensed financial information about the Variable Annuity Account C (the separate account) subaccounts you may invest in through the contract. The numbers show the year-end unit values in each subaccount over the past ten years. For subaccounts that were not available ten years ago, we give a history from the date of first availability.

INVESTMENT OPTIONS
----------------------------------------------

The contract offers variable investment options and fixed interest options.

VARIABLE INVESTMENT OPTIONS. These options are called subaccounts. The subaccounts are within Variable Annuity Account C, a separate account of the Company. Each subaccount invests in a specific mutual fund. You do not invest directly in or hold shares in the funds.

-- MUTUAL FUND (FUND) DESCRIPTIONS. We provide brief descriptions of the funds in Appendix IV. Investment results of the funds are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Unless otherwise noted, all funds are diversified as defined under the Investment Company Act of 1940. Please refer to the fund prospectuses for additional information. Fund prospectuses may be obtained, free of charge, from our Home Office at the address and telephone number listed in "Contract Overview--Questions: Contacting the Company," by accessing the SEC's website or by contacting the SEC Public Reference Room.

FIXED INTEREST OPTIONS. For descriptions of the fixed interest options, see Appendices I, II and III and the Guaranteed Accumulation Account prospectus.

 SELECTING INVESTMENT OPTIONS
 - CHOOSE OPTIONS APPROPRIATE FOR YOU. Your sales representative can help you evaluate which investment options may be appropriate for your financial goals.
 - UNDERSTAND THE RISKS ASSOCIATED WITH THE OPTIONS YOU CHOOSE. Some subaccounts invest in funds that are considered riskier than others. Funds with additional risks are expected to have values that rise and fall more rapidly and to a greater degree than other funds. For example, funds investing in foreign or international securities are subject to risks not associated with domestic investments, and their investment performance may vary accordingly. Also, funds using derivatives in their investment strategy may be subject to additional risks.
 - BE INFORMED. Read this prospectus, the fund prospectuses, the Guaranteed Interest Account, Fixed Account and Guaranteed Accumulation Account appendices and the Guaranteed Accumulation Account prospectus.

LIMITS ON AVAILABILITY OF OPTIONS. Some funds or fixed interest options may be unavailable through your contract or in your state. We may add, withdraw or substitute funds, subject to the conditions in your contract and compliance with regulatory requirements. In the case of a substitution, the new fund may have different fees and charges than the fund it replaced.

LIMITS ON HOW MANY INVESTMENT OPTIONS YOU MAY SELECT. You may select no more than 18 investment options during the accumulation phase. Each subaccount, the Fixed Account, and each classification of the Guaranteed Interest Account and Guaranteed Accumulation Account that you select is considered an option, even if you no longer have amounts allocated to it.

LIMITS IMPOSED BY THE UNDERLYING FUND. Orders for the purchase of fund shares may be subject to acceptance by the fund. We reserve the right to reject, without prior notice, any allocation of a purchase payment to a subaccount if the subaccount's investment in the corresponding fund is not accepted by the fund for any reason.

ADDITIONAL RISKS OF INVESTING IN THE FUNDS (MIXED AND SHARED FUNDING) "Shared funding" occurs when shares of a fund, which the subaccounts buy for variable annuity contracts, are also bought by other insurance companies for their variable annuity contracts.

"Mixed funding" occurs when shares of a fund, which the subaccounts buy for variable annuity contracts, are bought for variable life insurance contracts issued by us or other insurance companies.

-- Shared--bought by more than one company.

-- Mixed--bought for annuities and life insurance.

It is possible that a conflict of interest may arise due to mixed and/or shared funding, which could adversely impact the value of a fund. For example, if a conflict of interest occurred and one of the subaccounts withdrew its investment in a fund, the fund may be forced to sell its securities at disadvantageous prices, causing its share value to decrease. Each fund's Board of Directors or Trustees will monitor events to identify any conflicts which may arise and to determine what action, if any, should be taken to address such conflicts.

TRANSFERS AMONG INVESTMENT OPTIONS
----------------------------------------------

During the accumulation phase, you may transfer amounts among the available subaccounts. We allow you 12 free transfers each calendar year. We reserve the right to charge $10.00 for each additional transfer. We currently do not impose this charge.

Transfers from fixed interest options are restricted as outlined in Appendices I, II and III. Transfers must be made in accordance with the terms of your contract. You may not make transfers once you enter the income phase. See "The Income Phase."

TRANSFER REQUESTS. Requests may be made in writing, by telephone or, where applicable, electronically.

LIMITS ON FREQUENT TRANSFERS. The contracts are not designed to serve as vehicles for frequent trading in response to short-term fluctuations in the market. Such frequent trading can disrupt management of a fund and raise its expenses. This in turn can have an adverse effect on fund performance. Accordingly, organizations or individuals that use market-timing investment strategies and make frequent transfers should not purchase the contracts.

We reserve the right to restrict, in our sole discretion and without prior notice, transfers initiated by a market-timing organization or individual or other party authorized to give transfer instructions on behalf of multiple contract holders. Such restrictions could include: (1) not accepting transfer instructions from an agent acting on behalf of more than one contract holder; and (2) not accepting preauthorized transfer forms from market timers or other entities acting on behalf of more than one contract holder at a time.

We further reserve the right to impose, without prior notice, restrictions on any transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other contract holders.

Additionally, orders for the purchase of fund shares may be subject to acceptance by the fund. We reserve the right to reject, without prior notice, any transfer request to a subaccount if the subaccount's investment in the corresponding fund is not accepted by the fund for any reason.

VALUE OF TRANSFERRED DOLLARS. The value of amounts transferred into or out of the funds will be based on the subaccount unit values next determined after we receive your transfer request in good order at our Home Office.

TELEPHONE AND ELECTRONIC TRANSACTIONS: SECURITY MEASURES. To prevent fraudulent use of telephone and electronic transactions (including, but not limited to, internet transactions), we have established security procedures. These include recording calls on our toll-free telephone lines and requiring use of a personal identification number (PIN) to execute transactions. You are responsible for keeping your PIN and account information confidential. If we fail to follow reasonable security procedures, we may be liable for losses due to unauthorized or fraudulent telephone or other electronic transactions. We are not liable for losses resulting from telephone or electronic instructions we believe to be genuine. If a loss occurs when we rely on such instructions, you will bear the loss.

PURCHASE
----------------------------------------------

CONTRACTS AVAILABLE FOR PURCHASE. The contracts available for purchase are individual, fixed and variable, deferred annuity contracts. They are intended to qualify under the Tax Code as one of the following:

-- A traditional Individual Retirement Annuity (IRA) under Tax Code section
   408(b); or

-- A Roth IRA under Tax Code section 408A.

The traditional IRA may be used as a funding option for a Simplified Employee Pension (SEP) plan under Tax Code section 408(k). The contract is not available as a "Simple IRA" as defined in Tax Code section 408(p).

ELIGIBILITY. Eligibility to contribute to a traditional IRA on a pre-tax basis or to establish a Roth IRA or to rollover or transfer from a traditional IRA to a Roth IRA depends upon your adjusted gross income.

HOW TO PURCHASE. Complete the application and submit it and your initial purchase payment to us directly or through your sales representative.

ACCEPTANCE OR REJECTION OF YOUR APPLICATION. We must accept or reject your application within two business days of receipt. If the application is incomplete, we may hold any forms and accompanying purchase payment(s) for five business days. We may hold purchase payments for longer periods pending acceptance of the application only with your permission. If the application is rejected, the application and any purchase payments will be returned to you.

PURCHASE PAYMENT METHODS. Two types of contracts are available:

-- INSTALLMENT PURCHASE PAYMENT CONTRACTS. Under these contracts you agree to make continuing periodic purchase payments each year. Purchase payments must be at least $85 per month or $1,000 annually. Monthly installments must be made by automatic bank check plan.

-- SINGLE PURCHASE PAYMENT CONTRACTS. Under these contracts you make a lump-sum transfer of amounts accumulated under a pre-existing plan in accordance with our procedures and minimums in effect at the time of purchase. The minimum purchase payment for a single purchase payment contract is $5,000.

TRANSFERS/ROLLOVERS. Rollovers and direct transfers are permitted from a 401, 403(a), 403(b), or governmental 457(b) arrangement to a traditional IRA. Distributions from these arrangements are not permitted to be transferred or rolled over to a Roth IRA. A Roth IRA can accept transfers/rollovers only from a traditional IRA, subject to ordinary income tax, or from another Roth IRA. We reserve the right not to accept rollover contributions into an existing contract.

ALLOCATING PURCHASE PAYMENTS TO THE INVESTMENT OPTIONS. We will allocate your purchase payments among the investment options you select. Allocations must be in whole percentages and there may be limits on the number of investment options you may select. When selecting investment options, you may find it helpful to review the "Investment Options" section.

FACTORS TO CONSIDER IN THE PURCHASE DECISION. The decision to purchase the contract should be discussed with your financial representative, making sure that you understand the investment options it provides, its other features, the risks and potential benefits you will face, and the fees and expenses you will incur. You should pay attention to the following issues, among others:

(1) Long-Term Investment--This contract is a long-term investment, and is typically most useful as part of a personal retirement plan. Early withdrawals may be restricted by the Tax Code or your plan or may expose you to early withdrawal charges or tax penalties. The value of deferred taxation on earnings grows with the amount of time funds are left in the contract. You should not participate in this contract if you are looking for a short-term investment or expect to need to make withdrawals before you are 59 1/2.

(2) Investment Risk--The value of investment options available under this contract may fluctuate with the markets and interest rates. You should not participate in this contract in order to invest in these options if you cannot risk getting back less money than you put in.

(3) Features and Fees--The fees for this contract reflect costs associated with the features and benefits it provides. As you consider this contract, you should determine the value that these various benefits and features have for you, given your particular circumstances, and consider the charges for those features.

(4) Exchanges--If this contract will be a replacement for another annuity contract, you should compare the two options carefully, compare the costs associated with each, and identify additional benefits available under this contract. You should consider whether these additional benefits justify incurring a new schedule of early withdrawal charges or any increased charges that might apply under this contract Also, be sure to talk to your financial professional or tax adviser to make sure that the exchange will be handled so that it is tax-free.

RIGHT TO CANCEL
----------------------------------------------

WHEN AND HOW TO CANCEL. You may cancel your contract within ten days of receipt (some states require more than ten days) by returning it to our Home Office along with a written notice of cancellation.

REFUNDS. We will issue you a refund within seven days of our receipt of your contract and written notice of cancellation. Your refund will equal all purchase payments made.

If the purchase payments for your cancelled contract came from a rollover from another contract issued by us or one of our affiliates where an early withdrawal charge was reduced or eliminated, the purchase payments will be restored to your prior contract.

[SIDE NOTE]
TYPES OF FEES
There are five types of fees or deductions which may affect your account:
-- Transaction Fees
   - Early Withdrawal Charge
   - Annual Maintenance Fee
   - Transfer Charge
-- Fees Deducted From Investments In The Separate Account
   - Mortality and Expense Risk Charge
   - Administrative Expense Charge
-- Fees Deducted By The Funds
-- Premium And Other Taxes
-- Charges For ING GET Fund
[END SIDE NOTE]

FEES
----------------------------------------------

The following repeats and adds to information provided in the "Fee Table" section. Please review both sections for information on fees.

TRANSACTION FEES

EARLY WITHDRAWAL CHARGE

Withdrawals of all or a portion of your account value may be subject to a charge. In the case of a partial withdrawal where you request a specified dollar amount, the amount withdrawn from your account will be the amount you specified plus adjustment for any applicable early withdrawal charge.

AMOUNT. The charge is a percentage of the amount that you withdraw. The percentage will be determined by the early withdrawal charge schedule that applies to your contract. The schedules are listed below and appear on your contract schedule page. The charge will never be more than 8 1/2% of your total purchase payments to the contract.

PURPOSE. This is a deferred sales charge. It reimburses us for some of the sales and administrative expenses associated with your contract. If our expenses are greater than the amount we collect for the early withdrawal charge, we may use any of our corporate assets, including potential profit that may arise from the mortality and expense risk charge, to make up any difference.

INSTALLMENT PURCHASE PAYMENT CONTRACTS. Under installment purchase payment contracts, you agree to make a certain number of purchase payments each year. The early withdrawal charge percentage will be based on the number of completed purchase payment periods. A purchase payment period is the period of time it takes to make the number of installment purchase payments you agreed to make each year. For example, if you agree to make payments monthly, a purchase payment period would consist of 12 purchase payments. If only 11 purchase payments are made, the purchase payment period is not completed until the twelfth purchase payment is made. The number of completed purchase payment periods may not exceed the number of completed account years, regardless of the number of purchase payments made.

-----------------------------------------------------------------------
            INSTALLMENT PURCHASE PAYMENT CONTRACT SCHEDULE

-----------------------------------------------------------------------
  COMPLETED PURCHASE PAYMENT PERIODS       EARLY WITHDRAWAL CHARGE
------------------------------------  ---------------------------------

  Less than 5                                        5%
  5 or more but less than 7                          4%
  7 or more but less than 9                          3%
  9 or more but less than 10                         2%
  10 or more                                         0%

-----------------------------------------------------------------------

SINGLE PURCHASE PAYMENT CONTRACTS. The following early withdrawal charge schedule applies to withdrawals from single purchase payment contracts.

-----------------------------------------------------------------------
               SINGLE PURCHASE PAYMENT CONTRACT SCHEDULE

-----------------------------------------------------------------------
  COMPLETED CONTRACT YEARS                 EARLY WITHDRAWAL CHARGE
------------------------------------  ---------------------------------

  Less than 5                                        5%
  5 or more but less than 6                          4%
  6 or more but less than 7                          3%
  7 or more but less than 8                          2%
  8 or more but less than 9                          1%
  9 or more                                          0%

-----------------------------------------------------------------------

WAIVER. The early withdrawal charge is waived if the amount withdrawn is due to one or more of the following:

-- Used to provide income phase payments to you;

-- Paid due to your death;

-- Withdrawn under a systematic distribution option (See "Systematic
   Distribution Options");

-- Withdrawn on or after the tenth anniversary of the effective date of an installment purchase payment contract;

-- Paid upon a full withdrawal where your account value is $2,500 or less and no part of the account has been withdrawn during the prior 12 months;

-- Withdrawn in part or in full from an installment purchase payment contract provided you are at least 59 1/2 and nine purchase payment periods have been completed; or

-- Withdrawn in an amount of 10% or less of your account value, provided you are between the ages of 59 1/2 and 70 1/2. This applies only to the first partial withdrawal in each calendar year and does not apply to full withdrawals. The 10% amount will be calculated using your account value as of the date the request is received in good order at our Home Office. When a systematic distribution option is selected, this provision includes any amounts paid under that election.

REDUCTION OR ELIMINATION. In addition to the specific waivers described above, we may reduce or eliminate the early withdrawal charge if we anticipate savings on our administrative expenses due to any of the following:

-- The size and type of the group to whom the contract is offered;

-- The amount of expected purchase payments; or

-- A prior or existing relationship with the Company such as being an employee of the Company or one of its affiliates, receiving distributions or making transfers from other contracts issued by us, or transferring amounts held under qualified retirement plans sponsored by us or any of our affiliates.

We will not unfairly discriminate against any person if we reduce or eliminate the early withdrawal charge. Any reduction or elimination will be subject to state approval.

ANNUAL MAINTENANCE FEE

MAXIMUM AMOUNT. $20.00 for installment purchase payment contracts. $0.00 for single purchase payment contracts.

WHEN/HOW. Each year during the accumulation phase we deduct this fee on your contract anniversary. It is deducted on a pro rata basis from each subaccount and fixed interest option in which you have interest.

PURPOSE. This fee reimburses us for our administrative expenses related to establishment and maintenance of your account.

REDUCTION OR ELIMINATION. We may reduce or eliminate the maintenance fee if we anticipate savings on our administrative expenses for the sale because of one or more of the following:

-- The size and type of group to whom the contract is offered; or

-- The amount of expected purchase payments.

We will not unfairly discriminate against any person if we reduce or eliminate the maintenance fee. Any reduction or elimination of this fee will be done according to our own rules in effect at the time an application for a contract is approved. We reserve the right to change these rules from time to time.

TRANSFER CHARGE

AMOUNT. $0.00

During the accumulation phase we currently allow you 12 free transfers each calendar year.

We reserve the right, however, to charge $10 for each additional transfer. We currently do not impose this charge.

PURPOSE. This charge reimburses us for administrative expenses associated with transferring your dollars among investment options.

FEES DEDUCTED FROM INVESTMENTS IN THE SEPARATE ACCOUNT

MORTALITY AND EXPENSE RISK CHARGE

MAXIMUM AMOUNT. This charge, on an annual basis, is equal to 1.25% of your account value invested in the subaccounts.

WHEN/HOW. We deduct this charge daily from the subaccounts corresponding to the funds you select. We do not deduct this charge from any fixed interest option. This charge is deducted during the accumulation phase and the income phase.

PURPOSE. This charge compensates us for the mortality and expense risks we assume under the contracts.

-- The mortality risks are those risks associated with our promise to make lifetime income phase payments based on annuity rates specified in the contract.

-- The expense risk is the risk that the actual expenses we incur under the contract will exceed the maximum costs that we can charge.

If the amount we deduct for this charge is not enough to cover our mortality costs and expenses under the contract, we will bear the loss. We may use any excess to recover distribution costs relating to the contract and as a source of profit. We expect to make a profit from this charge.

ADMINISTRATIVE EXPENSE CHARGE

AMOUNT. $0.00

We currently do not impose this charge. We reserve the right, however, if allowed by your contract, to charge up to 0.25% annually of your account value invested in the subaccounts.

WHEN/HOW. If imposed, we deduct this charge daily from the subaccounts corresponding to the funds you select. We do not deduct this charge from the fixed interest options. This charge may be assessed during the accumulation phase and/or the income phase. If we are imposing this charge when you enter the income phase, the charge will apply to you during the entire income phase.

PURPOSE. This charge helps defray our administrative expenses that cannot be covered by the mortality and expense risk charge described above. The charge is not intended to exceed the average expected cost of administering the contract. We do not expect to make a profit from this charge.

FEES DEDUCTED BY THE FUNDS

AMOUNT. Each fund determines its own advisory fee, service fees or 12b-1 fees (if applicable) and other expenses. Service fees and 12b-1 fees are generally deducted from fund assets in order to pay for the servicing or distribution of fund shares. If a fund has such fees, some or all of such fees may be remitted to the Company as compensation for distribution or shareholder services performed by the Company with respect to the use of the funds as investment options under the contracts. The Fund Expense Table in this prospectus identifies which funds have service fees or 12b-1 fees. In addition to any service fees or 12b-1 fees that the Company may receive from a fund or its affiliate, the Company also receives compensation from certain funds or their affiliates for administrative, recordkeeping or other services provided by the Company to the fund or the fund affiliates. Such additional payments do not increase, directly or indirectly, the fund's fees and expenses. As of December 31, 2001, the amount of such additional payments ranged up to 0.425% annually for affiliated funds, and 0.25% annually for unaffiliated funds, of average net assets held in a fund by the Company. For the AIM Funds, payments for administrative, recordkeeping or other services provided by the Company may be paid out of fund assets in an amount up to 0.25% annually. For a list of fund fees, see "Fee Table." The fees are described in more detail in each fund prospectus.

WHEN/HOW. A fund's fees and expenses are not deducted from your account. Instead, they are reflected in the daily value of fund shares, which in turn will affect the daily value of the subaccounts.

PURPOSE. These fees and expenses help to pay the fund's investment adviser and operating expenses.

PREMIUM AND OTHER TAXES

MAXIMUM AMOUNT. Some states and municipalities charge a premium tax on annuities. These taxes currently range from 0% to 4%, depending upon the jurisdiction.

WHEN/HOW. We reserve the right to deduct premium taxes from your account value or from your purchase payments to the account at any time, but not before there is a tax liability under state law. For example, we may deduct premium taxes at the time of a complete withdrawal or we may reflect the cost of premium taxes in our income phase payment rates when you commence income phase payments. We will not deduct a charge for any municipal premium tax of 1% or less, but we reserve the right to reflect such an expense in our annuity purchase rates.

In addition, we reserve the right to assess a charge for any federal taxes due against the separate account. See "Taxation."

CHARGES FOR ING GET FUND

Various series of ING GET Fund may be offered from time to time, and additional charges may apply if you elect to invest in one of these series. If a series is available, it will be described in a supplement to this prospectus at the time it is offered. The supplement will include fee table information about the option.

YOUR ACCOUNT VALUE
----------------------------------------------

During the accumulation phase, your account value at any given time equals:

-- The current dollar value of amounts invested in the subaccounts; plus

-- The current dollar value of amounts invested in the fixed interest options, including interest earnings to date.

SUBACCOUNT ACCUMULATION UNITS. When you select a fund as an investment option, your account dollars invest in accumulation units of the Variable Annuity Account C subaccount corresponding to that fund. The subaccount invests directly in the fund shares. The value of your interests in a subaccount is expressed as the number of accumulation units you hold multiplied by an "Accumulation Unit Value," as described below, for each unit.

ACCUMULATION UNIT VALUE (AUV). The value of each accumulation unit in a subaccount is called the accumulation unit value or AUV. The AUV varies daily in relation to the underlying fund's investment performance. The value also reflects deductions for fund fees and expenses, the mortality and expense risk charge and the administrative expense charge (if any). We discuss these deductions in more detail in "Fee Table" and "Fees."

VALUATION. We determine the AUV every normal business day after the close of the New York Stock Exchange (normally at 4:00 p.m. Eastern Time). At that time, we calculate the current AUV by multiplying the AUV last calculated by the net investment factor of the subaccount. The net investment factor measures the investment performance of the subaccount from one valuation to the next.

Current AUV = Prior AUV x Net Investment Factor

NET INVESTMENT FACTOR. The net investment factor for a subaccount between two consecutive valuations equals the sum of 1.0000 plus the net investment rate.

NET INVESTMENT RATE. The net investment rate is computed according to a formula that is equivalent to the following:

-- The net assets of the fund held by the subaccount as of the current valuation; minus

-- The net assets of the fund held by the subaccount at the preceding valuation;
   plus or minus

-- Taxes or provisions for taxes, if any, due to subaccount operations (with any federal income tax liability offset by foreign tax credits to the extent allowed); divided by

-- The total value of the subaccount's units at the preceding valuation; minus

-- A daily deduction for the mortality and expense risk charge, the administrative expense charge, if any, and any other fees, such as guarantee charges for ING GET Fund, deducted from investments in the separate account. See "Fees."

The net investment rate may be either positive or negative.

HYPOTHETICAL ILLUSTRATION. As a hypothetical illustration, assume that your initial purchase payment to a qualified contract is $5,000 and you direct us to invest $3,000 in Fund A and $2,000 in Fund B. Also assume that on the day we receive the purchase payment the applicable AUVs after the next close of business of the New York Stock Exchange (normally at 4:00 p.m. Eastern Time) are $10 for Subaccount A and $20 for Subaccount B. Your account is credited with 300 accumulation units of Subaccount A, and 100 accumulation units of Subaccount B.

                                          STEP 1: You make an initial purchase
                                          payment of $5,000.

                                          STEP 2:

                                          A. You direct us to invest $3,000 in
                                             Fund A. The purchase payment
                                             purchases 300 accumulation units of
                                             Subaccount A ($3,000 divided
                                             by the current $10 AUV).
[CHART]
                                          B. You direct us to invest $2,000 in
                                             Fund B. The purchase payment
                                             purchases 100 accumulation units of
                                             Subaccount B ($2,000 divided by the
                                             current $20 AUV).

                                          STEP 3: The separate account purchases
                                          shares of the applicable funds at the
                                          then current market
                                          value (net asset value or NAV).

Each fund's subsequent investment performance, expenses and charges, and the daily charges deducted from the subaccount, will cause the AUV to move up or down on a daily basis.

PURCHASE PAYMENTS TO YOUR ACCOUNT. If all or a portion of your initial purchase payment is directed to the subaccounts, it will purchase subaccount accumulation units at the AUV next computed after our acceptance of your application as described in "Purchase." Subsequent purchase payments or transfers directed to the subaccounts will purchase subaccount accumulation units at the AUV next computed following our receipt of the purchase payment or transfer request in good order. The value of subaccounts may vary day to day.

[SIDE NOTE]
TAXES, FEES AND OTHER DEDUCTIONS
Amounts withdrawn may be subject to one or more of the following:
-- Early Withdrawal Charge (see "Fees--Early Withdrawal Charge")
-- Annual Maintenance Fee (see "Fees--Annual Maintenance Fee")
-- Market Value Adjustment (see Appendix III and the Guaranteed Accumulation
   Account prospectus)
-- Tax Penalty (see "Taxation")
-- Tax Withholding (see "Taxation")
To determine which may apply, refer to the appropriate sections of this prospectus, contact your sales representative or call us at the number listed in "Contract Overview--Questions: Contacting the Company."
[END SIDE NOTE]

WITHDRAWALS
----------------------------------------------

You may withdraw all or a portion of your account value at any time during the accumulation phase.

STEPS FOR MAKING A WITHDRAWAL

-- Select the withdrawal amount.
   (1) Full Withdrawal: You will receive, reduced by any required withholding tax, your account value allocated to the subaccounts, the Guaranteed Interest Account (with reduced interest yield), the Fixed Account, and the Guaranteed Accumulation Account (plus or minus any applicable market value adjustment), minus any applicable early withdrawal charge and annual maintenance fee.
   (2) Partial Withdrawal (Percentage or Specified Dollar Amount): You will receive, reduced by any required withholding tax, the amount you specify, subject to the value available in your account. However, the amount actually withdrawn from your account will be adjusted by any applicable early withdrawal charge and any positive or negative market value adjustment for amounts withdrawn from the Guaranteed Accumulation Account or a reduced interest yield from the Guaranteed Interest Account

-- Select investment options. If you do not specify this, we will withdraw dollars proportionally from each of your investment options.

-- Properly complete a disbursement form and submit it to our Home Office.

See Appendices I, II, III and the Guaranteed Accumulation Account prospectus for more information about withdrawals from the fixed interest options.

CALCULATION OF YOUR WITHDRAWAL. We determine your account value every normal business day after the close of the New York Stock Exchange (normally at 4:00 p.m. Eastern Time). We pay withdrawal amounts based on your account value as of the next valuation after we receive a request for withdrawal in good order at our Home Office, or on such later date as you specify on the disbursement form.

DELIVERY OF PAYMENT. Payments for withdrawal requests will be made in accordance with SEC requirements. Normally, your withdrawal amount will be sent no later than seven calendar days following our receipt of your disbursement form in good order.

REINVESTING A FULL WITHDRAWAL. Within 30 days after a full withdrawal, if allowed by law and the contract, you may elect to reinvest all or a portion of your withdrawal. We must receive any reinvested amounts within 60 days of the withdrawal. We reserve the right, however, to accept a reinvestment election received more than 30 days after the withdrawal and accept proceeds received more than 60 days after the withdrawal. We will credit your account for the amount reinvested based on the subaccount values next computed following our receipt of your request and the amount to be reinvested. We will credit the amount reinvested proportionally for annual maintenance fees and early withdrawal charges imposed at the time of withdrawal. We will deduct from the amounts reinvested any annual maintenance fee which fell due after the withdrawal and before the reinvestment. We will reinvest in the same investment options and proportions in place at the time of withdrawal. If you withdraw amounts from a series of the ING GET Fund and then elect to reinvest them,

[SIDE NOTE]
FEATURES OF A SYSTEMATIC DISTRIBUTION OPTION
A systematic distribution option allows you to receive regular payments from the contract, without moving into the income phase. By remaining in the accumulation phase, you retain certain rights and investment flexibility not available during the income phase.
[END SIDE NOTE]

we will reinvest them in a GET Fund series that is then accepting deposits, if one is available. If one is not available, we will reallocate your GET amounts among other investment options in which you invested, on a pro rata basis. The reinvestment privilege may be used only once. Special rules may apply to reinvestments of amounts withdrawn from the Guaranteed Interest Account and the Guaranteed Accumulation Account (see Appendices I and III). We will not credit your account for market value adjustments that we deducted at the time of your withdrawal from the Guaranteed Accumulation Account. Seek competent advice regarding the tax consequences associated with reinvestment.

SYSTEMATIC DISTRIBUTION OPTIONS
----------------------------------------------

These options may be exercised at any time during the accumulation phase of the contract. The following systematic distribution options may be available:

-- SWO--SYSTEMATIC WITHDRAWAL OPTION. SWO is a series of automatic partial withdrawals from your account based on a payment method you select. Consider this option if you would like a periodic income while retaining investment flexibility for amounts accumulated in the account.

-- ECO--ESTATE CONSERVATION OPTION. ECO offers the same investment flexibility as SWO, but is designed for those who want to receive only the minimum distribution that the Tax Code requires each year. Under ECO, we calculate the minimum distribution amount required by law generally at age 70 1/2 and pay you that amount once a year. ECO is not available under Roth IRA contracts. An early withdrawal charge will not be deducted from and a market value adjustment will not be applied to any part of your account value paid under an ECO.

OTHER SYSTEMATIC DISTRIBUTION OPTIONS. We may add additional systematic distribution options from time to time. You may obtain additional information relating to any of the systematic distribution options from your sales representative or by calling us at the number listed in "Contract Overview--
Questions: Contacting the Company."

SYSTEMATIC DISTRIBUTION OPTIONS AVAILABILITY. If allowed by applicable law, we may discontinue the availability of one or more of the systematic distribution options for new elections at any time, and/or to change the terms of future elections.

ELIGIBILITY FOR A SYSTEMATIC DISTRIBUTION OPTION. To determine if you meet the age and account value criteria and to assess terms and conditions that may apply, contact your sales representative or call us at the number listed in "Contract Overview--Questions: Contacting the Company."

TERMINATING A SYSTEMATIC DISTRIBUTION OPTION. You may revoke a systematic distribution option at any time by submitting a written request to our Home Office. ECO, once revoked, may not, unless allowed under the Tax Code, be elected again.

CHARGES AND TAXATION. When you elect a systematic distribution option, your account value remains in the accumulation phase and subject to the charges and deductions described in "Fees" and "Fee Table" sections. Taking a withdrawal under a systematic distribution option may have tax consequences. If you are concerned about tax implications, consult a qualified tax adviser before electing an option.

[SIDE NOTE]
This section provides information about the death benefit during the accumulation phase. For death benefit information applicable to the income phase, see "The Income Phase."
[END SIDE NOTE]

DEATH BENEFIT
----------------------------------------------

DURING THE ACCUMULATION PHASE. The contract provides a death benefit in the event of your death during the accumulation phase.

WHO RECEIVES THE DEATH BENEFIT PROCEEDS? If you would like certain individuals to receive the death benefit when it becomes payable, you may name them as your beneficiaries. If you die and no beneficiary exists, the death benefit will be paid in a lump sum to your estate.

DESIGNATING YOUR BENEFICIARY. You may designate a beneficiary on your application or by contacting your sales representative or by calling us at the number listed in "Contract Overview--Questions: Contacting the Company."

DEATH BENEFIT AMOUNT. The amount of the death benefit is equal to your account value as of the next time we value your account following the date on which we receive proof of your death in good order. In addition to this amount, some states require we pay interest calculated from date of death at a rate specified by state law.

For amounts held in the Guaranteed Accumulation Account, any positive aggregate market value adjustment (the sum of all market value adjustments calculated due to a withdrawal) will be included in your account value. If a negative aggregate market value adjustment applies, it would be deducted only if the death benefit is withdrawn more than six months after your death. We describe the market value adjustment in Appendix III and in the Guaranteed Accumulation Account prospectus. For amounts held in the Guaranteed Interest Account, the full annual guaranteed interest rate will be credited.

DEATH BENEFIT PAYMENT OPTIONS. Unless otherwise requested, we will mail payment to the beneficiary within seven days after we receive proof of death and payment request acceptable to us. If allowed by the Tax Code, the designated beneficiary may elect to have the death benefit proceeds paid in any one of the following ways:

-- Lump-sum payment;

-- Payment in accordance with any of the available income phase payment options
   (see "The Income Phase"); or

-- If the beneficiary is your spouse, payment in accordance with any of the available systematic distribution options (see "Systematic Distribution Options").

The following options are also available to the beneficiary, however, the Tax Code limits how long the death benefit proceeds may be left in these options:

-- Leave the account value invested in the contract; or

-- For certain contracts, leave the account value on deposit in the Company's general account, and receive monthly, quarterly, semi-annual or annual interest payments at the interest rate then being credited on such deposits. The beneficiary can withdraw the balance on deposit at any time or request to receive income payments in accordance with any of the available income phase payment options. See "The Income Phase."

TAXATION. The Tax Code requires distribution of death benefit proceeds within a certain period of time. Failure to begin receiving death benefit payments within those time periods can result in tax penalties. Regardless of the method of payment, death benefit proceeds will generally be taxed to the beneficiary in the same manner as if you had received those payments. See "Taxation" for additional information.

[SIDE NOTE]
We may have used the following terms in prior prospectuses:
ANNUITY PHASE--Income Phase
ANNUITY OPTION--Income Phase Payment Option
ANNUITY PAYMENT--Income Phase Payment
ANNUITIZATION--Initiating Income Phase Payments
[END SIDE NOTE]

THE INCOME PHASE
----------------------------------------------

During the income phase you stop contributing dollars to the contract and start receiving payments from your accumulated account value.

INITIATING PAYMENTS. At least 30 days prior to the date you want to start receiving payments you must notify us in writing of the following:

-- Payment start date;

-- Income phase payment option (see the income phase payment options table in this section);

-- Payment frequency (i.e., monthly, quarterly, semi-annually or annually);

-- Choice of fixed, variable or a combination of both fixed and variable payments; and

-- Selection of subaccounts and an assumed net investment rate (only if variable payments are elected).

Your account will continue in the accumulation phase until you properly initiate income phase payments. Once an income phase payment option is selected, it may not be changed.

WHAT AFFECTS PAYMENT AMOUNTS? Some of the factors that may affect the amount of your income phase payments include your age (or adjusted age under some contracts), gender, account value, the income phase payment option selected, the number of guaranteed payments selected (if any), and whether you select fixed, variable or a combination of both fixed and variable income phase payments and, for variable payments, the assumed net investment rate selected.

FIXED PAYMENTS. Amounts funding fixed income phase payments will be held in the Company's general account. The amount of fixed payments does not vary with investment performance over time.

VARIABLE PAYMENTS. Amounts funding your variable income phase payments will be held in the subaccount(s) you select. Not all subaccounts available during the accumulation phase will necessarily be available during the income phase. Payment amounts will vary depending upon investment performance of the subaccounts you select. For variable payments, you must also select an assumed net investment rate.

ASSUMED NET INVESTMENT RATE. If you select variable income phase payments, you must also select an assumed net investment rate of either 5% or 3 1/2%. If you select a 5% rate, your first income phase payment will be higher, but subsequent payments will increase only if the investment performance of the subaccounts you selected is greater than 5% annually after deduction of fees. Payment amounts will decline if the investment performance is less than 5% after deduction of fees.

If you select a 3 1/2% rate, your first income phase payment will be lower and subsequent payments will increase more rapidly or decline more slowly depending upon the investment performance of the subaccounts selected. For more information about selecting an assumed net investment rate, call us for a copy of the SAI. See "Contract Overview--Questions: Contacting the Company."

SELECTING SUBACCOUNTS. The subaccounts currently available during the income phase are: the ING VP Growth and Income Portfolio, the ING VP Bond Portfolio and the ING Balanced Portfolio, Inc. Prior to selecting a subaccount review the prospectus of each of these funds. You may not transfer among subaccounts during the income phase.

MINIMUM PAYMENT AMOUNTS. The income phase payment option you select must result in one of the following:

-- A first income phase payment of at least $20; or

-- Total yearly income phase payments of at least $100.

If your account value is too low to meet these minimum payment amounts, you will receive one lump-sum payment.

RESTRICTIONS ON START DATES AND THE DURATION OF PAYMENTS. When income phase payments start, the age of the annuitant (defined below) plus the number of years for which income phase payments are guaranteed must not exceed 95. Certain tax rules may also limit length of income phase payments. For Roth IRAs these minimum distribution rules do not apply. See "Taxation."

Regardless of your income phase payment start date, your income phase payments will not begin until you have selected an income phase payment option. Failure to select an income phase payment option may have adverse tax consequences. You should consult with a qualified tax adviser if you are considering this course of action.

CHARGES DEDUCTED. When you select an income phase payment option (one of the options listed in the tables immediately below), a mortality and expense risk charge, consisting of a daily deduction of 1.25% on an annual basis, will be deducted from amounts held in the subaccounts. This charge compensates us for mortality and expense risks we assume under variable income phase payout options and is applicable to all variable income phase payout options, including variable nonlifetime options under which we do not assume mortality risk. Although we expect to make a profit from this fee, we do not always do so. We may also deduct a daily administrative expense charge from amounts held in the subaccounts. See "Fees."

DEATH BENEFIT DURING THE INCOME PHASE. The death benefits that may be available to a beneficiary are outlined in the "Income Phase Payment Options" table below. If a lump-sum payment is due as a death benefit, payment will be sent within seven days following our receipt of proof of death and the payment request in good order at our Home Office. Any death benefit payable must be distributed to the beneficiary at least as rapidly as under the method of distribution in effect on the date of death.

CALCULATION OF DEATH BENEFIT. We will calculate the value of any death benefit at the next valuation after we receive proof of death acceptable to us and the payment request in good order. Such value will be reduced by any payments made after the date of death.

TAXATION. To avoid certain tax penalties, you or your beneficiary must meet the distribution rules imposed by the Tax Code. Additionally, when selecting an income phase payment option, the Tax Code requires that your expected payments will not exceed certain durations. See "Taxation" for additional information.

INCOME PHASE PAYMENT OPTIONS

The following table lists the income phase payment options and accompanying death benefits available during the income phase. We may offer additional income phase payment options under the contract from time to time. Once income phase payments begin, the income phase payment option selected may not be changed.

TERMS TO UNDERSTAND:

ANNUITANT(S): The person(s) on whose life expectancy(ies) the income phase payments are based.

BENEFICIARY(IES): The person(s) or entities entitled to receive a death benefit under the contract.

--------------------------------------------------------------------------------------------
                                  LIFETIME PAYMENT OPTIONS
--------------------------------------------------------------------------------------------
                           LENGTH OF PAYMENTS: For as long as the annuitant lives. It is
Life Income                possible that only one payment will be made if the annuitant dies prior to the second payment's due date.
                           DEATH BENEFIT--NONE: All payments end upon the annuitant's death.
--------------------------------------------------------------------------------------------
                           LENGTH OF PAYMENTS: For as long as the annuitant lives, with payments guaranteed for your choice of 5, 10, 15 or 20 years or as otherwise specified in the contract.
Life Income--              DEATH BENEFIT--PAYMENT TO THE BENEFICIARY: If the annuitant dies
Guaranteed Payments        before we have made all the guaranteed payments, we will continue to pay the beneficiary the remaining payments, unless the
                           beneficiary elects to receive a lump-sum payment equal to the present value of the remaining guaranteed payments.
--------------------------------------------------------------------------------------------
                           LENGTH OF PAYMENTS: For as long as either annuitant lives. It is possible that only one payment will be made if both annuitants die before the second payment's due date.
                           CONTINUING PAYMENTS: When you select this option you choose for either:
Life Income--Two           (a) 100%, 66 2/3% or 50% of the payment to continue to the
Lives                      surviving annuitant after the first death; or
                           (b) 100% of the payment to continue to the annuitant on the second annuitant's death, and 50% of the payment will continue to the second annuitant on the annuitant's death.
                           DEATH BENEFIT--NONE: All payments end upon the deaths of both annuitants.
--------------------------------------------------------------------------------------------
                           LENGTH OF PAYMENTS: For as long as either annuitant lives, with payments guaranteed for ten or more years as specified in the contract.
Life Income--Two           CONTINUING PAYMENTS: 100% of the payment to continue to the
Lives--Guaranteed          surviving annuitant after the first death.
Payments                   DEATH BENEFIT--PAYMENT TO THE BENEFICIARY: If both annuitants die before the guaranteed payments have all been paid, we will continue to pay the beneficiary the remaining payments, unless the beneficiary elects to receive a lump-sum payment equal to the present value of the remaining guaranteed payments.
--------------------------------------------------------------------------------------------
                                 NONLIFETIME PAYMENT OPTION
--------------------------------------------------------------------------------------------
                           LENGTH OF PAYMENTS: You may select payments for 3 through 30 years. In certain cases a lump-sum payment may be requested at any time (see below).
Nonlifetime--              DEATH BENEFIT--PAYMENT TO THE BENEFICIARY: If the annuitant dies
Guaranteed Payments        before we make all the guaranteed payments, we will continue to pay the beneficiary the remaining payments, unless the
                           beneficiary elects to receive a lump-sum payment equal to the present value of the remaining guaranteed payments. We will not impose any early withdrawal charge.
--------------------------------------------------------------------------------------------
LUMP-SUM PAYMENTS: If the "Nonlifetime--Guaranteed Payments" option is elected with variable payments, you may request at any time that all or a portion of the present value of the remaining payments be paid in one lump sum. A lump sum elected before three years of payments have been completed will be treated as a withdrawal during the accumulation phase and we will charge any applicable early withdrawal charge. See "Fees--Early Withdrawal
Charge." If the early withdrawal charge is based on completed purchase payment periods, each year that passes after income payments begin will be treated as a completed purchase payment period, even if no additional purchase payments are made.
CALCULATION OF LUMP-SUM PAYMENTS. If a lump-sum payment is available to a beneficiary or to you under the income phase payment options listed in the table above, the rate we use to calculate the present value of the remaining guaranteed payments is the same rate we use to calculate the income payments (i.e., the actual fixed rate used for the fixed payments, or the 3 1/2% or 5% assumed net investment rate for variable payments).
--------------------------------------------------------------------------------------------

[SIDE NOTE]
IN THIS SECTION
-- Introduction
-- Taxation of Gains Prior to Distribution
-- Contract Type
-- Withdrawals and Other Distributions
-- 10% Penalty Tax
-- Withholding for Federal Income Tax Liability
-- Minimum Distribution Requirements
-- Assignment or Transfer of Contracts
-- Taxation of the Company
When consulting a tax adviser, be certain that he or she has expertise in the Tax Code sections applicable to your tax concerns.
[END SIDE NOTE]

TAXATION
----------------------------------------------

INTRODUCTION

This section discusses our understanding of current federal income tax laws affecting the contract. You should keep the following in mind when reading it:

-- Your tax position (or the tax position of the designated beneficiary, as applicable) determines federal taxation of amounts held or paid out under the contract;

-- Tax laws change. It is possible that a change in the future could affect contracts issued in the past;

-- This section addresses federal income tax rules and does not discuss federal estate and gift tax implications, state and local taxes or any other tax provisions; and

-- We do not make any guarantee about the tax treatment of the contract or any transactions involving the contract.

 We do not intend this information to be tax advice. For advice about the effect of federal income taxes or any other taxes on amounts held or paid out under the contract, consult a tax adviser.

TAXATION OF GAINS PRIOR TO DISTRIBUTION

You generally will not pay taxes on any earnings from the annuity contract described in this prospectus until they are withdrawn. Tax qualified retirement arrangements under Tax Code Sections 408(b), 408(k) and 408A also generally defer payment of taxes until they are withdrawn. (See "Withdrawals and Other Distributions" later in this "Taxation" section for a discussion of how distributions under the various types of arrangements are taxed.) Because you are considering an annuity for your IRA, you should know that the annuity contract does not provide any additional tax deferral of earnings beyond the tax deferral provided by other types of IRAs. However, annuities do provide other features and benefits which may be valuable to you. You should discuss your decision with your financial representative.

Additionally, although earnings under the contract are generally not taxed until withdrawn, the Internal Revenue Service (IRS) has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of investment control over the assets. In these circumstances, income and gains from the separate account assets would be currently includible in the variable contract owner's gross income. The Treasury announced that it will issue guidance regarding the extent to which owners could direct their investments among subaccounts without being treated as owners of the underlying assets of the separate account. It is possible that the Treasury's position, when announced, may adversely affect the tax treatment of existing contracts. The Company therefore reserves the right to modify the contract as necessary to attempt to prevent the contract holder from being considered the federal tax owner of a pro rata share of the assets of the separate account.

CONTRACT TYPE

The contract is designed for use with certain retirement arrangements that qualify under Tax Code sections 408(b), 408(k) or 408A.

Tax Code section 408(b) permits eligible individuals to contribute to a traditional IRA on a pre-tax (deductible) basis. Employers may establish SEP plans under Tax Code section 408(k) and contribute to a traditional IRA owned by the employee. Tax Code section 408A permits eligible individuals to contribute to a Roth IRA on an after-tax (nondeductible) basis.

THE CONTRACT. You are responsible for determining that contributions, distributions and other transactions satisfy applicable laws. Legal counsel and a tax adviser should be consulted regarding the suitability of the contract. If the contract is purchased in conjunction with a retirement plan, the plan is not a part of the contract and we are not bound by the plan's terms or conditions.

WITHDRAWALS AND OTHER DISTRIBUTIONS

Certain tax rules apply to distributions from the contract. A distribution is any amount taken from the contract including withdrawals, income phase payments, rollovers, exchanges and death benefit proceeds.

We report the taxable portion of all distributions to the IRS.

408(b) IRAS. All distributions from a traditional IRA are taxed as received unless either one of the following is true:

-- The distribution is rolled over to a plan eligible to receive rollovers or to another traditional IRA in accordance with the Tax Code; or

-- You made after-tax contributions to the IRA. In this case, the distribution will be taxed according to rules detailed in the Tax Code.

408A ROTH IRAS. A qualified distribution from a Roth IRA is not taxed when it is received. A qualified distribution is a distribution:

-- Made after the five-taxable year period beginning with the first taxable year for which a contribution was made; and

-- Made after you attain age 59 1/2, die, become disabled as defined in the Tax
   Code, or for a qualified first-time home purchase.

If a distribution is not qualified, it will be taxable to the extent of the accumulated earnings. A partial distribution will first be treated as a return of contributions which is not taxable and then as taxable accumulated earnings.

TAXATION OF DEATH BENEFIT PROCEEDS. In general, payments received by your beneficiaries after your death are taxed in the same manner as if you had received those payments.

10% PENALTY TAX

Under certain circumstances, the Tax Code may impose a 10% penalty tax on the taxable portion of any distribution from a 408(b) or 408A arrangement.

The 10% penalty tax applies to the taxable portion of a distribution unless certain exceptions apply including one or more of the following:

-- You have attained age 59 1/2;

-- You have become disabled as defined in the Tax Code;

-- You have died;

-- The distribution is rolled over in accordance with the Tax Code;

-- The distribution is made in substantially equal periodic payments (at least annually) over your life or life expectancy or the joint lives or joint life expectancies of you and your designated beneficiary;

-- The distribution equals unreimbursed medical expenses that qualify for a deduction as specified in the Tax Code;

-- The distribution is used to pay for health insurance premiums for certain unemployed individuals;

-- The amount withdrawn is for a qualified first-time home purchase; or

-- The amount withdrawn is for qualified higher education expenses.

These exceptions also apply to a distribution from a Roth IRA that is not a qualified distribution or from a rollover to a Roth IRA that is not a qualified rollover contribution.

WITHHOLDING FOR FEDERAL INCOME TAX LIABILITY

Any taxable distributions under the contract are generally subject to withholding. Federal income tax liability rates vary according to the type of distribution and the recipient's tax status. Generally, you or your designated beneficiary may elect not to have tax withheld from distributions.

NON-RESIDENT ALIENS. If you or your designated beneficiary are a non-resident alien, then any withholding is governed by Tax Code section 1441 based on the individual's citizenship, the country of domicile and treaty status.

MINIMUM DISTRIBUTION REQUIREMENTS

To avoid certain tax penalties, you and any designated beneficiary must meet the minimum distribution requirements imposed by the Tax Code. The requirements do not apply to Roth IRA contracts except with regard to death benefits. These rules may dictate one or more of the following:

-- Start date for distributions;

-- The time period in which all amounts in your account(s) must be distributed;
   or

-- Distribution amounts.

START DATE. Generally, you must begin receiving distributions from a traditional IRA by April 1 of the calendar year following the calendar year in which you attain age 70 1/2.

TIME PERIOD. We must pay out distributions from the contract over one of the following time periods:

-- Over your life or the joint lives of you and your designated beneficiary; or

-- Over a period not greater than your life expectancy or the joint life expectancies of you and your designated beneficiary.

DISTRIBUTION AMOUNTS. The amount of each periodic distribution must be calculated in accordance with IRS regulations.

50% EXCISE TAX. If you fail to receive the minimum required distribution for any tax year, a 50% excise tax is imposed on the required amount that was not distributed.

MINIMUM DISTRIBUTION OF DEATH BENEFIT PROCEEDS. The following applies to
408(b) and 408A arrangements. Different distribution requirements apply if your death occurs:

-- After you begin receiving minimum distributions under the contract; or

-- Before you begin receiving such distributions.

If your death occurs after you begin receiving minimum distributions under the contract, distributions must be made at least as rapidly as under the method in effect at the time of your death. Code section 401(a)(9) provides specific rules for calculating the minimum required distributions at your death.

If your death occurs before you begin receiving minimum distributions under the contract, your entire balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of your death. For example, if you die on September 1, 2000, your entire balance must be distributed to the designated beneficiary by December 31, 2005. However, if the distributions begin by December 31 of the calendar year following the calendar year of your death, and you have named a designated beneficiary, then payments may be made over either of the following time-frames:

-- Over the life of the designated beneficiary; or

-- Over a period not extending beyond the life expectancy of the designated beneficiary.

START DATES FOR SPOUSAL BENEFICIARIES. If the designated beneficiary is your spouse, distributions must begin on or before the later of the following:

-- December 31 of the calendar year following the calendar year of your death;
   or

-- December 31 of the calendar year in which you would have attained age 70 1/2.

SPECIAL RULE FOR IRA SPOUSAL BENEFICIARIES. In lieu of taking a distribution under these rules, a spousal beneficiary may elect to treat the account as his or her own IRA. In such case, the surviving spouse will be able to make contributions to the account, make rollovers from the account, and defer taking a distribution until his or her age 70 1/2. The surviving spouse is deemed to have made such an election if the surviving spouse makes a rollover to or from the account, makes additional contributions to the account, or fails to take a distribution within the required time period.

ASSIGNMENT OR TRANSFER OF CONTRACTS

Adverse tax consequences may result if you assign or transfer your interest in the contract to persons other than your spouse incident to a divorce or separate maintenance decree. Anyone contemplating such an assignment or transfer should contact a qualified tax adviser regarding the potential tax effect of such a transaction.

TAXATION OF THE COMPANY

We are taxed as a life insurance company under the Tax Code. Variable Annuity Account C is not a separate entity from us. Therefore, it is not taxed separately as a "regulated investment company," but is taxed as part of the Company.

We automatically apply investment income and capital gains attributable to the separate account to increase reserves under the contracts. Because of this, under existing federal tax law we believe that any such income and gains will not be taxed. In addition, any foreign tax credits attributable to the separate account will be first used to reduce any income taxes imposed on the separate account before being used by the Company.

In summary, we do not expect that we will incur any federal income tax liability attributable to the separate account and we do not intend to make any provision for such taxes. However, changes in federal tax laws and/or their interpretation may result in our being taxed on income or gains attributable to the separate account. In this case, we may impose a charge against the separate account (with respect to some or all of the contracts) to set aside provisions to pay such taxes. We may deduct this amount from the separate account, including from your account value invested in the subaccounts.

OTHER TOPICS
----------------------------------------------

THE COMPANY

We issue the contract described in this prospectus and are responsible for providing each contract's insurance and annuity benefits.

We are a stock life insurance company organized under the insurance laws of the State of Connecticut in 1976 and an indirect wholly-owned subsidiary of ING Groep N.V., a global financial institution active in the fields of insurance, banking and asset management. Through a merger, our operations include the business of Aetna Variable Annuity Life Insurance Company (formerly known as Participating Annuity Life Insurance Company, an Arkansas life insurance company organized in 1954). Prior to May 1, 2002, the Company was known as Aetna Life Insurance and Annuity Company.

We are engaged in the business of issuing life insurance and annuities. Our principal executive offices are located at:

                        151 Farmington Avenue
                        Hartford Connecticut 06156

VARIABLE ANNUITY ACCOUNT C

We established Variable Annuity Account C (the separate account) under Connecticut Law in 1976 as a continuation of the separate account established in 1974 under Arkansas Law by Aetna Variable Annuity Life Insurance Company. The separate account was established as a segregated asset account to fund our variable annuity contracts. The separate account is registered as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). It also meets the definition of "separate account" under the federal securities laws.

The separate account is divided into subaccounts. The subaccounts invest directly in shares of a pre-assigned fund.

Although we hold title to the assets of the separate account, such assets are not chargeable with the liabilities of any other business that we conduct. Income, gains or losses of the separate account are credited to or charged against the assets of the separate account without regard to other income, gains or losses of the Company. All obligations arising under the contracts are obligations of the Company.

CONTRACT DISTRIBUTION

Our subsidiary, ING Financial Advisers, LLC (IFA), (prior to May 1, 2002 known as Aetna Investment Services, LLC) serves as the principal underwriter for the contracts. IFA, a Delaware limited liability company, is registered as a broker-dealer with the SEC. IFA is also a member of the National Association of Securities Dealers, Inc. (NASD) and the Securities Investor Protection Corporation. IFA's principal office is located at 151 Farmington Avenue, Hartford, Connecticut 06156.

The contracts are offered to the public by individuals who are registered representatives of IFA or other broker-dealers which have entered into a selling arrangement with IFA. We refer to IFA and the other broker-dealers selling the contracts as "distributors."

All registered representatives selling the contract must also be licensed as insurance agents for the Company.

Broker-dealers which have or may enter into selling agreements with IFA include the following broker-dealers which are affiliated with the Company:

Aeltus Capital, Inc.
BancWest Investment Services, Inc.
Baring Investment Services, Inc.
Compulife Investor Services, Inc.
Directed Services, Inc.
Financial Network Investment Corporation
Financial Northeastern Securities, Inc.
Granite Investment Services, Inc.
Guaranty Brokerage Services, Inc.
IFG Network Securities, Inc.
ING America Equities, Inc.
ING Barings Corp.
ING Direct Funds Limited
ING DIRECT Securities, Inc.
ING Funds Distributor, Inc.
ING Furman Selz Financial Services LLC
ING TT&S (U.S.) Securities, Inc.
Locust Street Securities, Inc.
Multi-Financial Securities Corporation
PrimeVest Financial Services, Inc.
Systematized Benefits Administrators, Inc.
United Variable Services, Inc.
VESTAX Securities Corporation
Washington Square Securities, Inc.

COMMISSION PAYMENTS. Persons who offer and sell the contracts may be paid a commission. The maximum percentage amount that will be paid as commission with respect to a given purchase payment is the first-year percentage which ranges from 2% to a maximum of 4% of the first year purchase payments to an account. Renewal commissions may also be paid on purchase payments made after the first year and service fees. The average of all payments made is estimated to equal approximately 3% of the total purchase payments made over the life of an average contract. Some sales personnel may receive various types of non-cash compensation as special sales incentives, including trips and educational and/or business seminars. The total compensation package for sales, supervisory and management personnel of affiliated or related broker-dealers may be positively impacted if the overall amount of investments in the contracts and other products issued or advised by the Company or its affiliates increases over time.

We may pay wholesaling fees to certain distributors that may be calculated as a percentage of the commissions paid to distributors or of purchase payments received under the contracts. Sales management personnel may also receive compensation that may be calculated as a percentage of the commissions paid to distributors or of purchase payments received under the contracts. Distributors may also be reimbursed for certain expenses.

The names of the distributor and the registered representative responsible for your account are stated in your enrollment materials.

PAYMENT DELAY OR SUSPENSION

We reserve the right to suspend or postpone the date of any payment of benefits or values under the following circumstances:

-- On any valuation date when the New York Stock Exchange is closed (except customary holidays or weekends or when trading on the New York Stock Exchange is restricted);

-- When an emergency exists as determined by the SEC so that disposal of the securities held in the subaccounts is not reasonably practicable or it is not reasonably practicable to determine the value of the subaccount's assets; or

-- During any other periods the SEC permits for the protection of investors.

The conditions under which restricted trading or an emergency exists shall be determined by the rules and regulations of the SEC.

PERFORMANCE REPORTING

We may advertise different types of historical performance for the subaccounts including:

-- Standardized average annual total returns; and

-- Non-standardized average annual total returns.

STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS. We calculate standardized average annual total returns according to a formula prescribed by the SEC.

This shows the percentage return applicable to $1,000 invested in the subaccount over the most recent one, five and ten-year periods. If the investment option was not available for the full period, we give a history from the date money was first received in that option under the separate account. Standardized average annual total returns reflect deduction of all recurring charges during each period (i.e., maintenance fee (if any), mortality and expense risk charges, administrative expense charges (if any) and any applicable early withdrawal charges).

NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS. We calculate non-standardized average annual total returns in a similar manner as that stated above, except we do not include the deduction of any applicable early withdrawal charge. Some non-standardized returns may also exclude the effect of a maintenance fee. If we reflected these charges in the calculation, they would decrease the level of performance reflected by the calculation. Non-standardized returns may also include performance from the fund's inception date, if that date is earlier than the one we use for standardized returns.

We may also advertise certain ratings, rankings or other information related to the Company, the subaccounts or the funds. For further details regarding performance reporting and advertising, you may request a Statement of Additional Information (SAI) by calling us at the number listed in the "Contract Overview--Questions: Contacting the Company" section.

VOTING RIGHTS

Each of the subaccounts holds shares in a fund and each is entitled to vote at regular and special meetings of that fund. Under our current view of applicable law, we will vote the shares for each subaccount as instructed by persons having a voting interest in the subaccount. We will vote shares for which instructions have not been received in the same proportion as those for which we received instructions. Each person who has a voting interest in the separate account will receive periodic reports relating to the funds in which he or she has an interest, as well as any proxy materials and a form on which to give voting instructions. Voting instructions will be solicited by a written communication at least 14 days before the meeting.

The number of votes (including fractional votes) you are entitled to direct will be determined as of the record date set by any fund you invest in through the subaccounts.

-- During the accumulation phase the number of votes is equal to the portion of your account value invested in the fund, divided by the net asset value of one share of that fund.

-- During the income phase the number of votes is equal to the portion of reserves set aside for the contract's share of the fund, divided by the net asset value of one share of that fund.

CONTRACT MODIFICATION

We may modify the contract when we deem an amendment appropriate by providing you written notice 30 days before the effective date of the change. The most likely reason for a change to the contract would be to ensure compliance with applicable law. Certain changes will require the approval of appropriate state or federal regulatory authorities.

INVOLUNTARY TERMINATIONS

Subject to state regulatory approval, following the completion of two contract years in which no purchase payments have been made, the Company reserves the right to pay your full account value to you if that value is less than $1,500, provided the Company gives you 90 days written notice. Such account value paid may not utilize the reinvestment privilege. The full account value payable to you will not be reduced by any early withdrawal charge, and amounts withdrawn from the Guaranteed Interest Account, if applicable, will not receive a reduced rate of interest. Amounts withdrawn from the Guaranteed Interest Account will receive a guaranteed effective annual yield to the date of contract termination as if the amounts had remained in the Guaranteed Interest Account until the end of a guaranteed term (see Appendix I). Amounts withdrawn from the Guaranteed Accumulation Account will receive the greater of (a) the aggregate MVA amount from all guaranteed terms prior to the end of those terms; or (b) the applicable portion of your account value in the Guaranteed Accumulation Account. This provision does not apply if you have initiated income phase payments.

LEGAL MATTERS AND PROCEEDINGS

We are aware of no material legal proceedings pending which involve the separate account as a party or which would materially affect the separate account. The validity of the securities offered by this prospectus has been passed upon by Counsel to the Company.

In recent years, a number of companies have been named as defendants in class action lawsuits relating to life insurance sales practices. The Company is a defendant in one such lawsuit, a purported class action which was filed against the Company in the United States District Court for the Middle District of Florida on June 30, 2000, by Helen Reese, Richard Reese, Villere Bergeron, and Alan Eckert (the "Reese Complaint"). The Reese Complaint claims that the Company engaged in unlawful sales practices in marketing life insurance policies. The Company has moved to dismiss the Reese Complaint for failure to state a claim upon which relief can be granted. Certain discovery is under way. The Company intends to defend this action vigorously.

The Company also is a party to other litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse effect on the Company.

CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION
----------------------------------------------

The Statement of Additional Information (SAI) contains more specific information on the separate account and the contract, as well as the financial statements of the separate account and the Company. A list of the contents of the SAI is set forth below:

General Information and History

Variable Annuity Account C

Offering and Purchase of Contracts

Performance Data

Income Phase Payments

Sales Material and Advertising

Independent Auditors

Financial Statements of the Separate Account

Financial Statements of ING Life Insurance and Annuity Company and Subsidiaries

You may request an SAI by calling the Company at the number listed in "Contract Overview--Questions: Contacting the Company."

                                   APPENDIX I
                          GUARANTEED INTEREST ACCOUNT
                 (availability subject to regulatory approval)
--------------------------------------------------------------------------------

The Guaranteed Interest Account (GIA) is an investment option available during the accumulation phase. Amounts allocated to GIA are held in a nonunitized separate account of the Company, as described below.

GENERAL DISCLOSURE. Interests in GIA have not been registered with the SEC in reliance on exemptions under the Securities Act of 1933, as amended. Disclosure in this prospectus regarding GIA, may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of such statements. Disclosure in this appendix regarding GIA has not been reviewed by the SEC.

OVERVIEW. Amounts that you invest in GIA will earn a guaranteed interest rate if amounts are left in GIA for the specified period of time. Interest is credited daily at a rate that will provide the guaranteed effective yield by the end of the stated period of time. If amounts are withdrawn or transferred before the end of a stated period of time (except if pursuant to the Company's termination of the contract, see "Other Topics--Involuntary Terminations"), we will pay a reduced rate of interest, but never less than the minimum stated in the contract.

During a stated period, you may apply all or a portion of your account value to any or all available guaranteed terms within the short-term and long-term classifications.

-- Short-Term Classification--Three years or less

-- Long-Term Classification--Ten years or less, but greater than three years

As a guaranteed term matures, assets accumulating under GIA may be
(a) transferred to a new guaranteed term, (b) transferred to the other available investment options, or (c) withdrawn. Amounts withdrawn may be subject to an early withdrawal charge and/or tax liabilities.

ALLOCATIONS TO A NONUNITIZED SEPARATE ACCOUNT OF THE COMPANY. Amounts allocated to long-term classifications of GIA, and amounts allocated to short-term classifications of GIA will be deposited in a nonunitized separate account. To the extent provided in the contract, the assets of the separate account are not chargeable with liabilities resulting from any other business of the Company. Income, gains and losses of the separate account are credited to or charged against the separate account without regard to other income, gains or losses of the Company.

MORTALITY AND EXPENSE RISK CHARGE. We make no deductions from the credited interest rate for mortality and expense risks; these risks are considered in determining the credited interest rate.

TRANSFERS. Transfers are permitted from guaranteed terms of one classification to available guaranteed terms of another classification. We will apply a reduced rate of interest to amounts transferred prior to the end of a guaranteed term. Transfers of GIA values due to a maturity are not subject to a reduced rate of interest.

INCOME PHASE. By notifying us at least 30 days before income phase payments begin, you may elect to have amounts that have been accumulating under GIA transferred to one or more of the subaccounts currently available during the income phase to provide variable income phase payments. GIA cannot be used as an investment option during the income phase.

REINVESTMENT PRIVILEGE. Any amounts reinvested in GIA will be applied to the current deposit period. Amounts are proportionately reinvested to the classifications in the same manner as they were allocated before the withdrawal.

                                  APPENDIX II
                                 FIXED ACCOUNT
------------------------------------------------------------------

GENERAL DISCLOSURE.

-- The Fixed Account is an investment option available during the accumulation phase under the contracts.

-- Amounts allocated to the Fixed Account are held in the Company's general account which supports insurance and annuity obligations.

-- Interests in the Fixed Account have not been registered with the SEC in reliance on exemptions under the Securities Act of 1933, as amended.

-- Disclosure in this prospectus regarding the Fixed Account may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of the statements.

-- Disclosure in this appendix regarding the Fixed Account has not been reviewed by the SEC.

-- Additional information about this option may be found in the contract.

INTEREST RATES.

-- The Fixed Account guarantees that amounts allocated to this option will earn the minimum interest rate specified in the contract. We may credit a higher interest rate from time to time, but the rate we credit will never fall below the guaranteed minimum specified in the contract. Amounts applied to the Fixed Account will earn the interest rate in effect at the time money is applied. Amounts in the Fixed Account will reflect a compound interest rate as credited by us. The rate we quote is an annual effective yield. Among other factors, the safety of the interest rate guarantees depends upon the claims-paying ability of the Company.

-- Our determination of credited interest rates reflects a number of factors, including mortality and expense risks, interest rate guarantees, the investment income earned on invested assets and the amortization of any capital gains and/or losses realized on the sale of invested assets. Under this option, we assume the risk of investment gain or loss by guaranteeing the amounts you allocate to this option and promising a minimum interest rate and income phase payment.

WITHDRAWALS. Under certain emergency conditions, we may defer payment of any withdrawal for a period of up to six months or as provided by federal law. Additionally, if allowed by state law, we may pay withdrawals in equal payments with interest, over a period not to exceed 60 months when:

(a) The amount held in the Fixed Account under the contract exceeds $250,000 on the day prior to the current withdrawal ($500,000 for contracts issued prior to August 1988); or
(b) The sum of the current Fixed Account withdrawal and total of all Fixed Account withdrawals within the past 12 calendar months exceeds 20% of the amount in the Fixed Account on the day before the current withdrawal.

During the payment period, the interest rate credited to amounts held in the Fixed Account will be determined in the manner set forth in the contract. In no event will the interest rate be less than the guaranteed minimum stated in the contract.

CHARGES. We do not make deductions from amounts in the Fixed Account to cover mortality and expense risks. We consider these risks when determining the credited rate. If you make a withdrawal from amounts in the Fixed Account, an early withdrawal charge may apply. See "Fees."

TRANSFERS. During the accumulation phase, you may transfer account dollars from the Fixed Account to any other available investment option. We may vary the dollar amount that you are allowed to transfer, but it will never be less than 10% of your account value held in the Fixed Account.

Additionally, your account value remaining in the Fixed Account may be transferred in its entirety to any other investment option if one of the following applies:

(a)  Your account value in the Fixed Account is $2,000 or less; or
(b) You transferred the maximum amount allowed from the Fixed Account in each of the last four consecutive calendar years and no additional payments have been allocated to the Fixed Account during that same time period.

INCOME PHASE. By notifying us at least 30 days before income phase payments begin, you may elect to have amounts transferred to one or more of the subaccounts available during the income phase to provide variable payments. The Fixed Account is not available as an investment option during the income phase.

                                  APPENDIX III
                        GUARANTEED ACCUMULATION ACCOUNT
                           (offered in New York only)
--------------------------------------------------------------------------------

The Guaranteed Accumulation Account is a fixed interest option that may be available during the accumulation phase under the contracts. This appendix is only a summary of certain facts about the Guaranteed Accumulation Account. Please read the Guaranteed Accumulation Account prospectus before investing in this option.

GENERAL DISCLOSURE. Amounts that you invest in the Guaranteed Accumulation Account will earn a guaranteed interest rate if amounts are left in the Guaranteed Accumulation Account for the specified period of time. If you withdraw or transfer those amounts before the specified period of time has elapsed, we may apply a market value adjustment which may be positive or negative.

When you decide to invest money in the Guaranteed Accumulation Account, you will want to contact your sales representative or our Home Office to learn:

-- The interest rate we will apply to the amounts that you invest in the Guaranteed Accumulation Account. We change this rate periodically, so be certain that you know what rate we guarantee on the day your account dollars are invested into the Guaranteed Accumulation Account.

-- The period of time your account dollars need to remain in the Guaranteed
   Accumulation Account in order to earn that rate. You are required to leave your account dollars in the Guaranteed Accumulation Account for a specified period of time (guaranteed term), in order to earn the guaranteed interest rate.

DEPOSIT PERIODS. A deposit period is the time during which we offer a specific interest rate if you deposit dollars for a certain guaranteed term. To have a particular interest rate and guaranteed term apply to your account dollars, you must invest them during the deposit period for which that rate and term are offered.

INTEREST RATES. We guarantee different interest rates, depending upon when account dollars are invested in the Guaranteed Accumulation Account. The interest rate we guarantee is an annual effective yield; that means that the rate reflects a full year's interest. We credit interest daily at a rate that will provide the guaranteed annual effective yield over one year. The guaranteed interest rate will never be less than the rate stated in the contract. Among other factors, the safety of the interest rate guarantees depends upon the claims-paying ability of the Company.

FEES AND OTHER DEDUCTIONS. If all or a portion of your account value in the Guaranteed Accumulation Account is withdrawn, you may incur the following:

-- Market Value Adjustment (MVA)--as described in this appendix and in the Guaranteed Accumulation Account prospectus;

-- Tax Penalties and/or Tax Withholding. See "Taxation";

-- Early Withdrawal Charge. See "Fees"; and

-- Maintenance Fee. See "Fees."

We do not make deductions from amounts in the Guaranteed Accumulation Account to cover mortality and expense risks. Rather, we consider these risks when determining the credited rate.

MARKET VALUE ADJUSTMENT (MVA). If you withdraw or transfer your account value from the Guaranteed Accumulation Account before the guaranteed term is completed, an MVA may apply. The MVA reflects the change in the value of the investment due to changes in interest rates since the date of deposit. The MVA may be positive or negative.

-- If interest rates at the time of withdrawal have increased since the date of deposit, the value of the investment decreases and the MVA will be negative. This could result in your receiving less than the amount you paid into the Guaranteed Accumulation Account.

-- If interest rates at the time of withdrawal have decreased since the date of deposit, the value of the investment increases and the MVA will be positive.

GUARANTEED TERMS. The guaranteed term is the period of time account dollars must be left in the Guaranteed Accumulation Account in order to earn the guaranteed interest rate. We offer different guaranteed terms at different times. Check with your sales representative or our Home Office to learn what guaranteed terms are currently being offered.

In general we offer the following guaranteed terms:

-- Short-term--three years or fewer; and

-- Long-term--ten years or less, but greater than three years

At the end of a guaranteed term you may:

-- Transfer dollars to a new guaranteed term;

-- Transfer dollars to other available investment options; or

-- Withdraw dollars.

Deductions may apply to withdrawals. See "Fees and Other Deductions" in this appendix.

TRANSFERS. Generally, account dollars invested in the Guaranteed Accumulation Account may be transferred among guaranteed terms offered through the Guaranteed Accumulation Account, and/or to other investment options offered through the contract. However, transfers may not be made during the deposit period in which your account dollars are invested in the Guaranteed Accumulation Account or for 90 days after the close of that deposit period. We will apply an MVA to transfers made before the end of a guaranteed term.

THE INCOME PHASE. The Guaranteed Accumulation Account cannot be used as an investment option during the income phase, however, you may notify us at least 30 days in advance to elect a variable income phase payment option and to transfer your Guaranteed Accumulation Account dollars to any of the subaccounts available during the income phase.

REINVESTMENT PRIVILEGE. If amounts are withdrawn from the Guaranteed Accumulation Account and then reinvested in the Guaranteed Accumulation Account, we will apply the reinvested amount to the current deposit period. This means that the guaranteed annual interest rate and guaranteed terms available on the date of reinvestment will apply. Amounts will be reinvested proportionately in the same way as they were allocated before withdrawal. Your account value will not be credited for any negative MVA that was deducted at the time of withdrawal.

                                  APPENDIX IV
                        DESCRIPTION OF UNDERLYING FUNDS
------------------------------------------------------------------

                           LIST OF FUND NAME CHANGES
--------------------------------------------------------------------------------

  CURRENT FUND NAME                                   FORMER FUND NAME
  ING Generation Portfolios, Inc. -- ING VP Ascent    Aetna Generation Portfolios, Inc. -- Aetna Ascent
    Portfolio (Class R Shares)                          VP
  ING VP Balanced Portfolio, Inc. (Class R Shares)    Aetna Balanced VP, Inc.
  ING VP Bond Portfolio (Class R Shares)              Aetna Income Shares d/b/a Aetna Bond VP
  ING Generation Portfolios, Inc. -- ING VP           Aetna Generation Portfolios, Inc. -- Aetna
    Crossroads Portfolio (Class R Shares)               Crossroads VP
  ING Variable Portfolios, Inc. -- ING VP Growth      Aetna Variable Portfolios, Inc. -- Aetna Growth VP
    Portfolio (Class R Shares)
  ING Variable Funds -- ING VP Growth and Income      Aetna Variable Fund d/b/a Aetna Growth and Income
    Portfolio (Class R Shares)                          VP
  ING Variable Portfolios, Inc. -- ING VP Index Plus  Aetna Variable Portfolios, Inc. -- Aetna Index
    LargeCap Portfolio (Class R Shares)                 Plus Large Cap VP
  ING Variable Portfolios, Inc. -- ING VP Index Plus  Aetna Variable Portfolios, Inc. -- Aetna Index
    MidCap Portfolio (Class R Shares)                   Plus Mid Cap VP
  ING Variable Portfolios, Inc. -- ING VP Index Plus  Aetna Variable Portfolios, Inc. -- Aetna Index
    SmallCap Portfolio (Class R Shares)                 Plus Small Cap VP
  ING Variable Portfolios, Inc. -- ING VP             Aetna Variable Portfolios, Inc. -- Aetna
    International Equity Portfolio (Class R Shares)     International VP
  ING Generation Portfolios, Inc. -- ING VP Legacy    Aetna Generation Portfolios, Inc. -- Aetna Legacy
    Portfolio (Class R Shares)                          VP
  ING VP Money Market Portfolio (Class R Shares)      Aetna Variable Encore Fund d/b/a Aetna Money
                                                        Market VP
  ING Variable Portfolios, Inc. -- ING VP Small       Aetna Variable Portfolios, Inc. -- Aetna Small
    Company Portfolio (Class R Shares)                  Company VP
  ING Variable Portfolios, Inc. -- ING VP Technology  Aetna Variable Portfolios, Inc. -- Aetna
    Portfolio (Class R Shares)                          Technology VP
  ING Variable Portfolios, Inc. -- ING VP Value       Aetna Variable Portfolios, Inc. -- Aetna Value
    Opportunity Portfolio (Class R Shares)              Opportunity VP
  ING Variable Products Trust -- ING VP Growth        Pilgrim Variable Products Trust -- Pilgrim VP
    Opportunities Portfolio (Class R Shares)            Growth Opportunities Portfolio (Class R Shares)
  ING Variable Products Trust -- ING VP               Pilgrim Variable Products Trust -- Pilgrim VP
    International Value Portfolio (Class R Shares)      International Value Portfolio (Class R Shares)
  ING Variable Products Trust -- ING VP MidCap        Pilgrim Variable Products Trust -- Pilgrim VP
    Opportunities Portfolio (Class R Shares)            MidCap Opportunities Portfolio (Class R Shares)
  ING Variable Products Trust -- ING VP SmallCap      Pilgrim Variable Products Trust -- Pilgrim VP
    Opportunities Portfolio (Class R Shares)            SmallCap Opportunities Portfolio (Class R
                                                        Shares)
  ING Partners, Inc. -- ING Alger Aggressive Growth   Portfolio Partners, Inc. -- PPI Alger Aggressive
    Portfolio (Service Class)                           Growth Portfolio (Service Class)
  ING Partners, Inc. -- ING Alger Growth Portfolio    Portfolio Partners, Inc. -- PPI Alger Growth
    (Service Class)                                     Portfolio (Service Class)
  ING Partners, Inc. -- ING DSI Enhanced Index        Portfolio Partners, Inc. -- PPI DSI Enhanced Index
    Portfolio (Service Class)                           Portfolio (Service Class)
  ING Partners, Inc. -- ING Goldman Sachs-Registered  Portfolio Partners, Inc. -- PPI Goldman
    Trademark- Capital Growth Portfolio* (Service       Sachs-Registered Trademark- Capital Growth
    Class)                                              Portfolio* (Service Class)

  CURRENT FUND NAME                                   FORMER FUND NAME
  ING Partners, Inc. -- ING MFS Capital               Portfolio Partners, Inc. (PPI) MFS Capital
    Opportunities Portfolio (Initial Class)             Opportunities Portfolio (Initial Class)
  ING Partners, Inc. -- ING MFS Emerging Equities     Portfolio Partners, Inc. (PPI) MFS Emerging
    Portfolio (Initial Class)                           Equities Portfolio (Initial Class)
  ING Partners, Inc. -- ING MFS Research Portfolio    Portfolio Partners, Inc. (PPI) MFS Research Growth
    (Initial Class)                                     Portfolio (Initial Class)
  ING Partners, Inc. -- ING OpCap Balanced Value      Portfolio Partners, Inc. -- PPI OpCap Balanced
    Portfolio (Service Class)                           Value Portfolio (Service Class)
  ING Partners, Inc. -- ING Salomon Brothers Capital  Portfolio Partners, Inc. -- PPI Salomon Brothers
    Portfolio (Service Class)                           Capital Portfolio (Service Class)
  ING Partners, Inc. -- ING Salomon Brothers          Portfolio Partners, Inc. -- PPI Salomon Brothers
    Investors Value Portfolio (Service Class)           Investors Value Portfolio (Service Class)
  ING Partners, Inc. -- ING Scudder International     Portfolio Partners, Inc. (PPI) Scudder
    Growth Portfolio (Initial Class)                    International Growth Portfolio (Initial Class)
  ING Partners, Inc. -- ING T. Rowe Price Growth      Portfolio Partners, Inc. (PPI) T. Rowe Price
    Equity Portfolio (Initial Class)                    Growth Equity Portfolio (Initial Class)
  ING Partners, Inc. -- ING UBS Tactical Asset        Portfolio Partners, Inc. -- PPI Brinson Tactical
    Allocation Portfolio (Service Class)                Asset Allocation Portfolio (Service Class)
  AIM Variable Insurance Funds -- AIM V.I. Core       AIM Variable Insurance Funds -- AIM V.I. Growth
    Equity Fund (Series I Shares)                       and Income Fund (Series I Shares)
  AIM Variable Insurance Funds -- AIM V.I. Premier    AIM Variable Insurance Funds -- AIM V.I. Value
    Equity Fund (Series I Shares)                       Fund (Series I Shares)
  Franklin Templeton Variable Insurance Products      Franklin Templeton Variable Insurance Products
    Trust -- Franklin Small Cap Value Securities        Trust -- Franklin Value Securities Fund
    Fund (Class 2 Shares)                               (Class 2 Shares)

* Goldman Sachs-Registered Trademark- is a registered service mark of Goldman, Sachs & Co., and it is used by agreement with Goldman, Sachs & Co.

                               FUND DESCRIPTIONS
--------------------------------------------------------------------------------

THE INVESTMENT RESULTS OF THE MUTUAL FUNDS (FUNDS) ARE LIKELY TO DIFFER SIGNIFICANTLY AND THERE IS NO ASSURANCE THAT ANY OF THE FUNDS WILL ACHIEVE THEIR RESPECTIVE INVESTMENT OBJECTIVES. SHARES OF THE FUNDS WILL RISE AND FALL IN VALUE AND YOU COULD LOSE MONEY BY INVESTING IN THE FUNDS. SHARES OF THE FUNDS ARE NOT BANK DEPOSITS AND ARE NOT GUARANTEED, ENDORSED OR INSURED BY ANY FINANCIAL INSTITUTION, THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. EXCEPT AS NOTED, ALL FUNDS ARE DIVERSIFIED, AS DEFINED UNDER THE INVESTMENT COMPANY ACT OF 1940. PLEASE REFER TO THE FUND PROSPECTUSES FOR ADDITIONAL INFORMATION. FUND PROSPECTUSES MAY BE OBTAINED FREE OF CHARGE, FROM OUR HOME OFFICE AT THE ADDRESS AND TELEPHONE NUMBER LISTED IN "CONTRACT
OVERVIEW -- QUESTIONS", BY ACCESSING THE SEC'S WEB SITE OR BY CONTACTING THE SEC PUBLIC REFERENCE ROOM.

CERTAIN FUNDS OFFERED UNDER THE CONTRACTS HAVE INVESTMENT OBJECTIVES AND POLICIES SIMILAR TO OTHER FUNDS MANAGED BY THE FUND'S INVESTMENT ADVISER. THE INVESTMENT RESULTS OF A FUND MAY BE HIGHER OR LOWER THAN THOSE OF OTHER FUNDS MANAGED BY THE SAME ADVISER. THERE IS NO ASSURANCE AND NO REPRESENTATION IS MADE THAT THE INVESTMENT RESULTS OF ANY FUND WILL BE COMPARABLE TO THOSE OF ANOTHER FUND MANAGED BY THE SAME INVESTMENT ADVISER.

ING GENERATION PORTFOLIOS, INC. -- ING VP ASCENT PORTFOLIO (FORMERLY AETNA GENERATION PORTFOLIOS, INC. -- AETNA ASCENT VP) (CLASS R SHARES)

INVESTMENT OBJECTIVE

Seeks to provide capital appreciation.

PRINCIPAL STRATEGIES

Managed for investors seeking capital appreciation who generally have an investment horizon exceeding 15 years and who have a high level of risk tolerance. Under normal market conditions, allocates assets among several classes of equities, fixed-income securities (including up to 15% of total assets in high-yield instruments) and money market instruments. Aeltus (the Portfolio's subadviser) has instituted both a benchmark percentage allocation and a Portfolio level range allocation for each asset class. Asset allocation may vary from the benchmark allocation (within the permissible range) based on Aeltus' ongoing evaluation of the expected returns and risks of each asset class relative to other classes. Among the criteria that Aeltus evaluates to determine allocations are economic and market conditions, including changes in circumstances with respect to particular asset classes, geographic regions, industries or issuers, and interest rate movements. In selecting individual portfolio securities, Aeltus considers such factors as: expected dividend yields and growth rates; bond yields; and current relative value compared to historic averages. The benchmark portfolio is 80% equities and 20% fixed-income under neutral market conditions.

PRINCIPAL RISKS

The success of the Portfolio's strategy depends significantly on Aeltus' skill in choosing investments and in allocating assets among the different investment classes. Principal risks are those generally attributable to stock and bond investing. For stock investments, risks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. Stocks of smaller companies tend to be less liquid and more volatile than stocks of larger companies, and can be particularly sensitive to expected changes in interest rates, borrowing costs and earnings. Risks associated with real estate securities include periodic declines in the value of real estate generally, and declines in the rents and other income generated by real estate caused by such factors as periodic over-building. For bonds, generally, when interest rates rise, bond prices fall. Also, economic and market conditions may cause issuers to default or go bankrupt. Values of high-yield bonds are even more sensitive to economic and market conditions than other bonds. Prices of mortgage-related securities, in addition to being sensitive to changes in interest rates, also are sensitive to changes in the prepayment patterns on the underlying instruments. Foreign securities present additional risks. Some foreign securities tend to be less liquid and more volatile than their U.S. counterparts. In addition, accounting standards and market regulations tend to be less standardized in certain foreign countries. Investments outside of the U.S. may also be affected by administrative difficulties such as delays in clearing and settling portfolio transactions. These risks are usually higher for securities of companies in emerging markets. Securities of foreign companies may be denominated in foreign currency. Foreign currency exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce this risk may not perform as expected.

INVESTMENT ADVISER: ING Investments, LLC
SUBADVISER: Aeltus Investment Management, Inc. (Aeltus)

ING VP BALANCED PORTFOLIO, INC. (FORMERLY AETNA BALANCED VP, INC.) (CLASS R SHARES)

INVESTMENT OBJECTIVE

Seeks to maximize investment return, consistent with reasonable safety of principal, by investing in a diversified portfolio of one or more of the following asset classes; stocks, bonds and cash equivalents, based on the judgment of the Fund's management, of which of those sectors or mix thereof offers the best investment prospects.

PRINCIPAL STRATEGIES

Under normal market conditions, allocates assets between the following asset classes: equities, such as common and preferred stocks; and debt, such as bonds, mortgage-related and other asset-backed securities, U.S. Government securities and money market instruments. Typically, maintains approximately 60% of total assets in equities and approximately 40% of total assets in debt (including money market instruments), although those percentages may vary from time to time depending on Aeltus (the Portfolio's subadviser)'s view of the relative attractiveness of each asset class. In making asset allocation decisions, Aeltus uses current market statistics and economic indicators to attempt to forecast returns for the equity and debt sectors of the securities market, using quantitative computer models to evaluate financial criteria in an attempt to identify those issuers whose perceived value is not reflected in their equity or debt securities. In managing the equity component, Aeltus typically emphasizes investment in stocks of larger companies, although it may invest in stocks of smaller companies and stocks of foreign issuers. In managing the debt component, Aeltus looks to select investments with the opportunity to enhance the portfolio's yield and total return, focusing on performance over the long term. May invest up to 15% of total assets in high-yield instruments and may also invest in foreign debt securities.

PRINCIPAL RISKS

Principal risks are those generally attributable to stock and bond investing. The success of the Portfolio's strategy depends on Aeltus' skill in allocating Portfolio assets between equities and debt and in choosing investments within those categories. Because the Portfolio's assets are allocated between equities and fixed income securities, the Portfolio may underperform stock portfolios when stocks are in favor and underperform bond portfolios when bonds are in favor. Risks attributable to stock investing include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. Stocks of smaller companies tend to be less liquid and more volatile than stocks of larger companies and can be particularly sensitive to expected changes in interest rates, borrowing costs and earnings. Fixed income investments are subject to the risk that interest rates will rise, which generally causes bond prices to fall. Also, economic and market conditions may cause issuers to default or go bankrupt. In either case, the value of the Portfolio may decline. High-yield instruments are even more sensitive to economic and market conditions than other fixed income securities. Prices of mortgage-related securities, in addition to being sensitive to changes in interest rates, also are sensitive to changes in the prepayment patterns on the underlying instruments. Foreign securities present additional risk. Some foreign securities tend to be less liquid and more volatile than their U.S. counterparts. In addition, accounting standards and market regulations tend to be less standardized in certain foreign countries. Investments outside the U.S. may also be affected by administrative difficulties, such as delays in clearing and settling portfolio transactions. These risks are usually higher for securities of companies in emerging markets. Foreign currency exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce this risk may not perform as expected.

INVESTMENT ADVISER: ING Investments, LLC
SUBADVISER: Aeltus Investment Management, Inc. (Aeltus)

ING VP BOND PORTFOLIO (FORMERLY AETNA INCOME SHARES D/B/A AETNA BOND VP) (CLASS R SHARES)

INVESTMENT OBJECTIVE

Seeks to maximize total return as is consistent with reasonable risk, through investment in a diversified portfolio consisting of debt securities.

PRINCIPAL STRATEGIES

Under normal market conditions, invests at least 80% of net assets in high-grade corporate bonds, mortgage-related and other asset-backed securities, and securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. High-grade securities are rated at least A by Standard & Poor's Corporation (S&P) or Moody's Investor Services, Inc. (Moody's) or, if unrated, considered by Aeltus (the Portfolio's subadviser) to be of comparable quality. May also invest up to 15% of total assets in high-yield instruments, and up to 25% of total assets in foreign debt securities. May invest in zero coupon securities. In managing the Portfolio, Aeltus looks to construct an intermediate-term (generally consisting of securities with an average maturity of between 5-10 years), high-quality portfolio by selecting investments with the opportunity to enhance the portfolio's overall total return and yield, while managing volatility. Aeltus uses quantitative computer models to identify issuers whose perceived value is not reflected in their security prices. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.

PRINCIPAL RISKS

Principal risks are those generally attributable to debt investing, including increases in interest rates and loss of principal. Generally, when interest rates rise, bond prices fall. Bonds with longer maturities tend to be more sensitive to changes in interest rates. For all bonds there is a risk that the issuer will default. High-yield bonds generally are more susceptible to the risk of default than higher rated bonds. The risks associated with high-yield bonds also apply to zero coupon securities. Prices of mortgage-related securities, in addition to being sensitive to changes in interest rates, also are sensitive to changes in the prepayment patterns on the underlying instruments. Foreign securities present additional risks. Some foreign securities tend to be less liquid and more volatile than their U.S. counterparts. In addition, accounting standards and market regulations tend to be less standardized in certain foreign countries. Investments outside the U.S. may also be affected by administrative difficulties, such as delays in clearing and settling portfolio transactions. These risks are usually higher for securities of companies in emerging markets. Foreign currency exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce this risk may not perform as expected.

INVESTMENT ADVISER: ING Investments, LLC
SUBADVISER: Aeltus Investment Management, Inc. (Aeltus)

ING GENERATION PORTFOLIOS, INC. -- ING VP CROSSROADS PORTFOLIO (FORMERLY AETNA GENERATION PORTFOLIOS, INC. -- AETNA CROSSROADS VP) (CLASS R SHARES)

INVESTMENT OBJECTIVE

Seeks to provide total return (i.e., income and capital appreciation, both realized and unrealized).

PRINCIPAL STRATEGIES

Managed for investors seeking a balance between income and capital appreciation who generally have an investment horizon exceeding ten years and who have a moderate level of risk tolerance. Under normal market conditions, allocates assets among several classes of equities, fixed-income securities (including up to 15% of total assets in high-yield instruments) and money market instruments. Aeltus (the Portfolio's subadviser) has instituted both a benchmark percentage allocation and a Portfolio level range allocation for each asset class. Asset allocation may vary from the benchmark allocation (within the permissible range) based on Aeltus' ongoing evaluation of the expected returns and risks of each asset class relative to other classes. Among the criteria that Aeltus evaluates to determine allocations are economic and market conditions, including changes in circumstances with respect to particular asset classes, geographic regions, industries or issuers, and interest rate movements. In selecting individual portfolio securities, Aeltus considers such factors as: expected dividend yields and growth rates; bond yields; and current relative value compared to historic averages. The benchmark portfolio is 60% equities and 40% fixed-income under neutral market conditions.

PRINCIPAL RISKS

The success of the Portfolio's strategy depends significantly on Aeltus' skill in choosing investments and in allocating assets among the different investment classes. Principal risks are those generally attributable to stock and bond investing. For stock investments, risks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. Stocks of smaller companies tend to be less liquid and more volatile than stocks of larger companies, and can be particularly sensitive to expected changes in interest rates, borrowing costs and earnings. Risks associated with real estate securities include periodic declines in the value of real estate generally, and declines in the rents and other income generated by real estate caused by such factors as periodic over-building. For bonds, generally, when interest rates rise, bond prices fall. Also, economic and market conditions may cause issuers to default or go bankrupt. Values of high-yield bonds are even more sensitive to economic and market conditions than other bonds. Prices of mortgage-related securities, in addition to being sensitive to changes in interest rates, also are sensitive to changes in the prepayment patterns on the underlying

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instruments. Foreign securities present additional risks. Some foreign securities tend to be less liquid and more volatile than their U.S. counterparts. In addition, accounting standards and market regulations tend to be less standardized in certain foreign countries. Investments outside of the U.S. may also be affected by administrative difficulties such as delays in clearing and settling portfolio transactions. These risks are usually higher for securities of companies in emerging markets. Securities of foreign companies may be denominated in foreign currency. Foreign currency exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce this risk may not perform as expected.

INVESTMENT ADVISER: ING Investments, LLC
SUBADVISER: Aeltus Investment Management, Inc. (Aeltus)

ING VARIABLE PORTFOLIOS, INC. -- ING VP GROWTH PORTFOLIO (FORMERLY AETNA VARIABLE PORTFOLIOS, INC. -- AETNA GROWTH VP) (CLASS R SHARES)

INVESTMENT OBJECTIVE

Seeks growth of capital through investment in a diversified portfolio consisting primarily of common stocks and securities convertible into common stocks believed to offer growth potential.

PRINCIPAL STRATEGIES

Under normal market conditions, invests at least 65% of total assets in common stocks and securities convertible into common stock. In managing the Portfolio, Aeltus (the Portfolio's subadviser) emphasizes stocks of larger companies, although may invest in companies of any size. Aeltus also uses internally developed quantitative computer models to evaluate the financial characteristics of approximately 1,000 companies. Aeltus analyzes these characteristics in an attempt to identify companies it believes have strong growth characteristics or demonstrate a positive trend in earnings estimates but whose perceived value is not reflected in the stock price. Aeltus focuses on companies it believes have strong, sustainable and improving earnings growth, and established market positions in a particular industry.

PRINCIPAL RISKS

Principal risks are those generally attributable to stock investing. They include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. Growth-oriented stocks typically sell at relatively high valuations as compared to other types of stocks. If a growth stock does not exhibit the consistent level of growth expected, its price may drop sharply. Historically, growth-oriented stocks have been more volatile than value-oriented stocks.

INVESTMENT ADVISER: ING Investments, LLC
SUBADVISER: Aeltus Investment Management, Inc. (Aeltus)

ING VARIABLE FUNDS -- ING VP GROWTH AND INCOME PORTFOLIO (FORMERLY AETNA VARIABLE FUND D/B/A AETNA GROWTH AND INCOME VP) (CLASS R SHARES)

INVESTMENT OBJECTIVE

Seeks to maximize total return through investments in a diversified portfolio of common stocks and securities convertible into common stock. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.

PRINCIPAL STRATEGIES

Under normal market conditions, invests at least 65% of total assets in common stocks that Aeltus (the Portfolio's subadviser) believes have significant potential for capital appreciation or income growth or both. In managing the Portfolio, Aeltus: emphasizes stocks of larger companies; looks to invest the Portfolio's assets in stocks of small and medium-sized companies and stocks of foreign issuers, depending upon market conditions; and combines internally developed quantitative computer models with a qualitative overlay to evaluate company financial characteristics to select securities within each class. In analyzing these characteristics, Aeltus attempts to identify positive earnings momentum and positive valuation characteristics in selecting securities whose perceived value is not reflected in their price.

                                                                              47
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PRINCIPAL RISKS

Principal risks are those generally attributable to stock investing. These risks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. Although Aeltus emphasizes large cap stocks, to the extent the Portfolio is diversified across asset classes, it may not perform as well as less diversified portfolios when large cap stocks are in favor. Additionally, stocks of medium-sized and smaller companies tend to be more volatile and less liquid than stocks of larger companies. Foreign securities present additional risks. Some foreign securities tend to be less liquid and more volatile than their U.S. counterparts. In addition, accounting standards and market regulations tend to be less standardized in certain foreign countries. Investments outside the U.S. may also be affected by administrative difficulties, such as delays in clearing and settling portfolio transactions. These risks are usually higher for securities of companies in emerging markets. Foreign currency exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce this risk may not perform as expected.

INVESTMENT ADVISER: ING Investments, LLC
SUBADVISER: Aeltus Investment Management, Inc. (Aeltus)

ING VARIABLE PORTFOLIOS, INC. -- ING VP INDEX PLUS LARGECAP PORTFOLIO (FORMERLY AETNA VARIABLE PORTFOLIOS, INC. -- AETNA INDEX PLUS LARGE CAP VP) (CLASS R SHARES)

INVESTMENT OBJECTIVE

Seeks to outperform the total return performance of the Standard & Poor's 500 Composite Index (S&P 500), while maintaining a market level of risk.

PRINCIPAL STRATEGIES

Invests at least 80% of net assets in stocks included in the S&P 500. The S&P 500 is a stock market index comprised of common stocks of 500 of the largest companies traded in the U.S. and selected by Standard & Poor's Corporation. In managing the Portfolio, Aeltus (the Portfolio's subadviser) attempts to achieve the Portfolio's objective by overweighting those stocks in the S&P 500 that Aeltus believes will outperform the index, and underweighting (or avoiding altogether) those stocks that Aeltus believes will underperform the index. In determining stock weightings, Aeltus uses internally developed quantitative computer models to evaluate various criteria, such as the financial strength of each company and its potential for strong, sustained earnings growth. At any one time, Aeltus generally includes in the portfolio between 400 and 450 of the stocks included in the S&P 500. Although the Portfolio will not hold all of the stocks in the S&P 500, Aeltus expects that there will be a close correlation between the performance of the Portfolio and that of the S&P 500 in both rising and falling markets.

PRINCIPAL RISKS

Principal risks are those generally attributable to stock investing. These risks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. The success of the Portfolio's strategy depends significantly on Aeltus' skill in determining which securities to overweight, underweight or avoid altogether.

INVESTMENT ADVISER: ING Investments, LLC
SUBADVISER: Aeltus Investment Management, Inc. (Aeltus)

ING VARIABLE PORTFOLIOS, INC. -- ING VP INDEX PLUS MIDCAP PORTFOLIO (FORMERLY AETNA VARIABLE PORTFOLIOS, INC. -- AETNA INDEX PLUS MID CAP VP) (CLASS R SHARES)

INVESTMENT OBJECTIVE

Seeks to outperform the total return performance of the Standard & Poor's MidCap 400 Index (S&P 400), while maintaining a market level of risk.

PRINCIPAL STRATEGIES

Invests at least 80% of net assets in stocks included in the S&P 400. The S&P 400 is a stock market index comprised of common stocks of 400 mid-capitalization companies traded in the U.S. and selected by Standard & Poor's Corporation. In managing the Portfolio, Aeltus (the Portfolio's subadviser) attempts to achieve the Portfolio's objective by overweighting those stocks in the S&P 400 that Aeltus believes will outperform the index, and underweighting (or avoiding altogether) those stocks that Aeltus believes will underperform the index. In

 48
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determining stock weightings, Aeltus uses internally developed quantitative computer models to evaluate various criteria, such as the financial strength of each issuer and its potential for strong, sustained earnings growth. Although the Portfolio will not hold all of the stocks in the S&P 400, Aeltus expects that there will be a close correlation between the performance of the Portfolio and that of the S&P 400 in both rising and falling markets.

PRINCIPAL RISKS

Principal risks are those generally attributable to stock investing. These risks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. In addition, stocks of medium sized companies tend to be more volatile and less liquid than stocks of larger companies. The success of the Portfolio's strategy depends significantly on Aeltus' skill in determining which securities to overweight, underweight or avoid altogether.

INVESTMENT ADVISER: ING Investments, LLC
SUBADVISER: Aeltus Investment Management, Inc. (Aeltus)

ING VARIABLE PORTFOLIOS, INC. -- ING VP INDEX PLUS SMALLCAP PORTFOLIO (FORMERLY AETNA VARIABLE PORTFOLIOS, INC. -- AETNA INDEX PLUS SMALL CAP VP) (CLASS R SHARES)

INVESTMENT OBJECTIVE

Seeks to outperform the total return performance of the Standard and Poor's SmallCap 600 Index (S&P 600), while maintaining a market level of risk.

PRINCIPAL STRATEGIES

Invests at least 80% of net assets in stocks included in the S&P 600. The S&P 600 is a stock market index comprised of common stocks of 600 small-capitalization companies traded in the U.S. and selected by Standard & Poor's Corporation. In managing the Portfolio, Aeltus (the Portfolio's subadviser) attempts to achieve the Portfolio's objective by overweighting those stocks in the S&P 600 that Aeltus believes will outperform the index, and underweighting (or avoiding altogether) those stocks that Aeltus believes will underperform the index. In determining stock weightings, Aeltus uses internally developed quantitative computer models to evaluate various criteria, such as the financial strength of each issuer and its potential for strong, sustained earnings growth. Although the Portfolio will not hold all of the stocks in the S&P 600, Aeltus expects that there will be a close correlation between the performance of the Portfolio and that of the S&P 600 in both rising and falling markets.

PRINCIPAL RISKS

Principal risks are those generally attributable to stock investing which include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. Stocks of smaller companies carry higher risks than stocks of larger companies because smaller companies may lack the management experience, financial resources, product diversification, and competitive strengths of larger companies. In many instances, the frequency and volume of trading in small cap stocks are substantially less than stocks of larger companies which may result in wider price fluctuations. When selling a large quantity of a particular stock, the Portfolio may have to sell at a discount from quoted prices or may have to make a series of small sales over an extended period of time due to the more limited trading volume of smaller company stocks. Stocks of smaller companies tend to be more volatile than stocks of larger companies and can be particularly sensitive to expected changes in interest rates, borrowing costs and earnings. The success of the Portfolio's strategy depends significantly on Aeltus' skill in determining which securities to overweight, underweight or avoid altogether.

INVESTMENT ADVISER: ING Investments, LLC
SUBADVISER: Aeltus Investment Management, Inc. (Aeltus)

ING VARIABLE PORTFOLIOS, INC. -- ING VP INTERNATIONAL EQUITY PORTFOLIO (FORMERLY AETNA VARIABLE PORTFOLIOS, INC. -- AETNA INTERNATIONAL VP) (CLASS R SHARES)

INVESTMENT OBJECTIVE

Seeks long-term capital growth primarily through investment in common stocks principally traded in countries outside of the United States. The Portfolio will not target any given level of current income.

                                                                              49
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PRINCIPAL STRATEGIES

Under normal market conditions, invests at least 65% of total assets in securities principally traded in three or more countries outside of the U.S. These securities may include common stocks as well as securities convertible into common stock. In managing the Portfolio, Aeltus (the Portfolio's subadviser) looks to: diversify the Portfolio by investing in a mix of stocks that it believes have the potential for long-term growth, as well as stocks that appear to be trading below their perceived value; allocate assets among several geographic regions and individual countries, investing primarily in those areas that it believes have the greatest potential for growth as well as stable exchange rates; invest primarily in established foreign securities markets, although it may invest in emerging markets as well; use internally developed quantitative computer models to evaluate the financial characteristics of over 2,000 companies. Aeltus analyzes cash flows, earnings and dividends of each company, in an attempt to select companies with long-term sustainable growth characteristics and employs currency hedging strategies to protect the portfolio from adverse effects on the U.S. dollar.

PRINCIPAL RISKS

Principal risks are those generally attributable to stock investing which include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. Stocks of foreign companies tend to be less liquid and more volatile than their U.S. counterparts. Accounting standards and market regulations tend to be less standardized in certain foreign countries, and economic and political climates tend to be less stable. Stocks of foreign companies may be denominated in foreign currency. Exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce this risk may not perform as expected. Investments in emerging markets are subject to the same risks applicable to foreign investments generally, although those risks may be increased due to conditions in such countries. Investments outside the U.S. may also be affected by administrative difficulties, such as delays in clearing and settling portfolio transactions.

INVESTMENT ADVISER: ING Investments, LLC
SUBADVISER: Aeltus Investment Management, Inc. (Aeltus)

ING GENERATION PORTFOLIOS, INC. -- ING VP LEGACY PORTFOLIO (FORMERLY AETNA GENERATION PORTFOLIOS, INC. -- AETNA LEGACY VP) (CLASS R SHARES)

INVESTMENT OBJECTIVE

Seeks to provide total return consistent with preservation of capital.

PRINCIPAL STRATEGIES

Managed for investors primarily seeking total return consistent with capital preservation who generally have an investment horizon exceeding five years and who have a low level of risk tolerance. Under normal market conditions, allocates assets among several classes of equities, fixed-income securities (including up to 15% of total assets in high-yield instruments) and money market instruments. Aeltus (the Portfolio's subadviser) has instituted both a benchmark percentage allocation and a Portfolio level range allocation for each asset class. Asset allocation may vary from the benchmark allocation (within the permissible range) based on Aeltus' ongoing evaluation of the expected returns and risks of each asset class relative to other classes. Among the criteria that Aeltus evaluates to determine allocations are economic and market conditions, including changes in circumstances with respect to particular asset classes, geographic regions, industries or issuers, and interest rate movements. In selecting individual portfolio securities, Aeltus considers such factors as: expected dividend yields and growth rates; bond yields; and current relative value compared to historic averages. The benchmark portfolio is 40% equities and 60% fixed-income under neutral market conditions.

PRINCIPAL RISKS

The success of the Portfolio's strategy depends significantly on Aeltus' skill in choosing investments and in allocating assets among the different investment classes. Principal risks are those generally attributable to stock and bond investing. For stock investments, risks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. Stocks of smaller companies tend to be less liquid and more volatile than stocks of larger companies, and can be particularly sensitive to expected changes in interest rates, borrowing costs and earnings. Risks associated with real estate securities include periodic declines in the value of real estate generally, and declines in the rents and other income generated by real estate caused by such factors as periodic over-building. For bonds, generally, when interest rates rise, bond prices fall. Also, economic and market conditions may cause issuers to default or go bankrupt. Values of high-yield bonds are even more sensitive

 50
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to economic and market conditions than other bonds. Prices of mortgage-related securities, in addition to being sensitive to changes in interest rates, also are sensitive to changes in the prepayment patterns on the underlying instruments. Foreign securities present additional risks. Some foreign securities tend to be less liquid and more volatile than their U.S. counterparts. In addition, accounting standards and market regulations tend to be less standardized in certain foreign countries. Investments outside of the U.S. may also be affected by administrative difficulties such as delays in clearing and settling portfolio transactions. These risks are usually higher for securities of companies in emerging markets. Securities of foreign companies may be denominated in foreign currency. Foreign currency exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce this risk may not perform as expected.

INVESTMENT ADVISER: ING Investments, LLC
SUBADVISER: Aeltus Investment Management, Inc. (Aeltus)

ING VP MONEY MARKET PORTFOLIO (FORMERLY AETNA VARIABLE ENCORE FUND D/B/A AETNA MONEY MARKET VP) (CLASS R SHARES)

INVESTMENT OBJECTIVE

Seeks to provide high current return, consistent with preservation of capital and liquidity, through investment in high-quality money market instruments.

PRINCIPAL STRATEGIES

Invests in a diversified portfolio of high-quality fixed income securities denominated in U.S. dollars, with short remaining maturities. These securities include U.S. Government securities (such as U.S. Treasury bills and securities issued or sponsored by U.S. Government agencies), corporate debt securities, commercial paper, asset-backed securities, mortgage-related securities and certain obligations of U.S. and foreign banks, each of which must be highly rated by independent rating agencies or, if unrated, considered by Aeltus (the Portfolio's subadviser) to be of comparable quality. Aeltus seeks to maintain a dollar-weighted average portfolio maturity of 90 days or less.

PRINCIPAL RISKS

Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio. Investments in the Portfolio are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. A weak economy, strong equity markets and changes by the Federal Reserve in its monetary policies all could affect short-term interest rates and, therefore, the value and yield of the Portfolio's shares. Risks also include adverse changes in the actual or perceived creditworthiness of issuers and adverse changes in the economic or political environment.

INVESTMENT ADVISER: ING Investments, LLC
SUBADVISER: Aeltus Investment Management, Inc. (Aeltus)

ING VARIABLE PORTFOLIOS, INC. -- ING VP SMALL COMPANY PORTFOLIO (FORMERLY AETNA VARIABLE PORTFOLIOS, INC. -- AETNA SMALL COMPANY VP) (CLASS R SHARES)

INVESTMENT OBJECTIVE

Seeks growth of capital primarily through investment in a diversified portfolio of common stocks and securities convertible into common stocks of companies with smaller market capitalizations.

PRINCIPAL STRATEGIES

Under normal market conditions, invests at least 80% of net assets in common stocks and securities convertible into common stock of small-capitalization companies, defined as: 1) the 2,000 smallest of the 3,000 largest U.S. companies (as measured by market capitalization); 2) all companies not included above that are included in the Standard & Poor's SmallCap 600 Index or the Russell 2000 Index; and 3) companies with market capitalizations lower than companies included in the first two categories. In managing the Portfolio, Aeltus (the Portfolio's subadviser) invests in stocks that it believes have the potential for long-term growth, as well as those that appear to be trading below their perceived value. Aeltus also uses internally developed quantitative computer models to evaluate financial characteristics of over 2,000 companies. Aeltus analyzes these characteristics in an attempt to identify companies whose perceived value is not reflected in the stock price. Aeltus considers the potential of each

                                                                              51
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company to create or take advantage of unique product opportunities, its potential to achieve long-term sustainable growth and the quality of its management. The Portfolio may invest, to a limited extent, in foreign stocks.

PRINCIPAL RISKS

Principal risks are those generally attributable to stock investing which include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. Stocks of smaller companies carry higher risks than stocks of larger companies. This is because smaller companies may lack the management experience, financial resources, product diversification, and competitive strengths of larger companies. In many instances, the frequency and volume of trading in small cap stocks are substantially less than of stocks of larger companies. As a result, the stocks of smaller companies may be subject to wider price fluctuations and/or may be less liquid. When selling a large quantity of a particular stock, the Portfolio may have to sell at a discount from quoted prices or may have to make a series of small sales over an extended period of time due to the more limited trading volume of smaller company stocks. Stocks of smaller companies can be particularly sensitive to expected changes in interest rates, borrowing costs and earnings. Foreign securities present additional risks. Some foreign securities tend to be less liquid and more volatile than their U.S. counterparts. In addition, accounting standards and market regulations tend to be less standardized in certain foreign countries. Investments outside the U.S. may also be affected by administrative difficulties, such as delays in clearing and settling portfolio transactions. These risks are usually higher for securities of companies in emerging markets. Foreign currency exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce this risk may not perform as expected.

INVESTMENT ADVISER: ING Investments, LLC
SUBADVISER: Aeltus Investment Management, Inc. (Aeltus)

ING VARIABLE PORTFOLIOS, INC. -- ING VP TECHNOLOGY PORTFOLIO (FORMERLY AETNA VARIABLE PORTFOLIOS, INC. -- AETNA TECHNOLOGY VP) (CLASS R SHARES)

INVESTMENT OBJECTIVE

Seeks long-term capital appreciation.

PRINCIPAL STRATEGIES

Invests at least 80% of net assets in common stocks and securities convertible into common stock of companies in the information technology industry sector. These companies include companies that EAM (the Portfolio's subadviser) considers to be principally engaged in the development, production, or distribution of products or services related to the processing, storage, transmission, or presentation of information or data. EAM considers a company to be principally engaged in the information technology industries if at the time of investment at least 50% of the company's assets, gross income, or net profits are committed to, or derived from, those industries. EAM will also consider a company to be principally engaged in the information technology industries if it has the potential for capital appreciation primarily as a result of particular products, technology, patents, or other market advantages in those industries. In selecting stocks for the Portfolio, EAM looks at a company's valuation relative to its potential long-term growth rate. EAM may look to see whether a company offers a new or improved product, service, or business operation; whether it has experienced a positive change in its financial or business condition; whether the market for its goods or services has expanded or experienced a positive change; and whether there is a potential catalyst for positive change in the company's business or stock price. The Portfolio may sell a security if EAM determines that the company has become overvalued due to price appreciation or has experienced a change in its business fundamentals, if the company's growth rate slows substantially, or if EAM believes that another investment offers a better opportunity.

PRINCIPAL RISKS

Principal risks are those generally attributable to stock investing which include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. Stocks of smaller companies tend to be less liquid and more volatile than stocks of larger companies. Further, stocks of smaller companies also can be particularly sensitive to expected changes in interest rates, borrowing costs and earnings. Because the Portfolio's investments are concentrated in the information technology industries, the Portfolio may be subject to more abrupt swings in value than a portfolio which invests in a broader range of industries. Investments in information technology companies may be highly volatile. The Portfolio may experience difficulty in establishing

 52
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or closing out positions in these securities at prevailing market prices. Also, there may be less publicly available information about small companies or less market interest in their securities as compared to larger companies, and it may take longer for the prices of the securities to reflect the full value of their issuers' earnings potential or assets.

INVESTMENT ADVISER: ING Investments, LLC
SUBADVISER: Elijah Asset Management, LLC (EAM)

ING VARIABLE PORTFOLIOS, INC. -- ING VP VALUE OPPORTUNITY PORTFOLIO (FORMERLY AETNA VARIABLE PORTFOLIOS, INC. -- AETNA VALUE OPPORTUNITY VP) (CLASS R SHARES)

INVESTMENT OBJECTIVE

Seeks growth of capital primarily through investment in a diversified portfolio of common stocks and securities convertible into common stock.

PRINCIPAL STRATEGIES

Under normal market conditions, invests at least 65% of total assets in common stocks and securities convertible into common stock. In managing the Portfolio, Aeltus (the Portfolio's subadviser) tends to invest in larger companies that it believes are trading below their perceived value, although may invest in companies of any size. Aeltus believes that the Portfolio's investment objective can best be achieved by investing in companies whose stock price has been excessively discounted due to perceived problems or for other reasons. In searching for investments, Aeltus evaluates financial and other characteristics of companies, attempting to find those companies that appear to possess a catalyst for positive change, such as strong management, solid assets, or market position, rather than those companies whose stocks are simply inexpensive. Aeltus looks to sell a security when company business fundamentals deteriorate or when price objectives are reached.

PRINCIPAL RISKS

Principal risks are those generally attributable to stock investing which include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. Stocks that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented stocks tend to correlate more closely with economic cycles than growth-oriented stocks, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings and industrial production.

INVESTMENT ADVISER: ING Investments, LLC
SUBADVISER: Aeltus Investment Management, Inc. (Aeltus)

ING VARIABLE PRODUCTS TRUST -- ING VP GROWTH OPPORTUNITIES PORTFOLIO (FORMERLY PILGRIM VARIABLE PRODUCTS TRUST -- PILGRIM VP GROWTH OPPORTUNITIES PORTFOLIO) (CLASS R SHARES)

INVESTMENT OBJECTIVE

Seeks long-term growth of capital.

PRINCIPAL STRATEGIES

Invests primarily in common stock of U.S. companies that the portfolio managers feel have above average prospects for growth. Under normal market conditions, invests at least 65% of total assets in securities purchased on the basis of the potential for capital appreciation. Securities may be from large-cap, mid-cap or small-cap companies. Portfolio managers use a "top-down" disciplined investment process, which includes extensive database screening, frequent fundamental research, identification and implementation of a trend-oriented approach in structuring the portfolio and a sell discipline. Portfolio managers seek to invest in companies expected to benefit most from major social, economic and technological trends that are likely to shape the future of business and commerce over the next three to five years and attempt to provide a framework for identifying such industries and companies. This top-down approach is combined with rigorous fundamental research (a "bottom-up" approach) to guide stock selection and portfolio structure.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. The Portfolio may be affected by the following risks, among others: price volatility, market trends and inability to sell securities. The Portfolio has exposure to financial

                                                                              53
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and market risks that accompany investments in equities. In exchange for higher growth potential, investing in stocks of small- and medium-sized companies may entail greater price volatility than investing in stocks of larger companies.

INVESTMENT ADVISER: ING Investments, LLC (ING Investments) (formerly ING Pilgrim Investments, LLC)

ING VARIABLE PRODUCTS TRUST -- ING VP INTERNATIONAL VALUE PORTFOLIO (FORMERLY PILGRIM VARIABLE PRODUCTS TRUST -- PILGRIM INTERNATIONAL VALUE PORTFOLIO) (CLASS R SHARES)

INVESTMENT OBJECTIVE

Seeks long-term capital appreciation.

PRINCIPAL STRATEGIES

Invests primarily in foreign companies with market capitalizations greater than $1 billion, but may hold up to 25% of assets in companies with smaller market capitalization. Portfolio managers apply the technique of "value investing" by seeking stocks that their research indicates are priced below their long-term value. Holds common stocks, preferred stocks, American, European and global depository receipts, as well as convertible securities. Under normal circumstances, will invest at least 65% of total assets in securities of companies located in at least three countries other than the U.S., which may include emerging market countries. May invest up to the greater of 20% of assets in any on country or industry, or, 150% of the weighting of the country or industry in the Morgan Stanley Capital International Europe Australia Far East (MSCI EAFE) Index, as long as the Portfolio meets any industry concentration or diversification requirements under the Investment Company Act of 1940, as amended. Also may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of total assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. The Portfolio may be affected by the following risks, among others: risks of foreign investing, price volatility, market trends, inability to sell securities and securities lending. International investing does pose special risks, including currency fluctuation, economic and political risks not found in investments that are solely domestic. Risks of foreign investing are generally intensified for investments in emerging markets. In exchange for higher growth potential, investing in stocks of small and medium-sized companies may entail greater price volatility than investing in stocks of larger companies. Investing in Portfolios that are concentrated in a smaller number of holdings poses greater risk than those with a larger number of holdings because each investment has a greater effect on the Portfolio's performance.

INVESTMENT ADVISER: ING Investments, LLC (ING Investments) (formerly ING Pilgrim Investments, LLC)
SUBADVISER: Brandes Investment Partners, L.P.

ING VARIABLE PRODUCTS TRUST -- ING VP MIDCAP OPPORTUNITIES PORTFOLIO (FORMERLY PILGRIM VARIABLE PRODUCTS TRUST -- PILGRIM VP MIDCAP OPPORTUNITIES PORTFOLIO) (CLASS R SHARES)

INVESTMENT OBJECTIVE

Seeks long-term capital appreciation.

PRINCIPAL STRATEGIES

Normally invests at least 80% of assets in the common stocks of mid-sized U.S. companies. Normally invests in companies that the portfolio managers feel have above average prospects for growth. For this Portfolio, mid-size companies are those with market capitalizations that fall within the range of companies in the Standard & Poor's MidCap 400 Index (S&P MidCap 400 Index). The market capitalization range will change with market conditions as the range of the companies included in the S&P MidCap 400 Index changes. Portfolio managers use a "top-down" disciplined investment process, which includes extensive database screening, frequent fundamental research, identification and implementation of a trend-oriented approach in structuring the portfolio and a sell discipline. Portfolio managers seek to invest in companies expected to benefit most from the major social, economic and technological trends that are likely to shape the future of business and commerce over the next three to five years, and attempt to provide a framework for identifying such industries and companies expected to benefit most. This top-down approach is combined with rigorous fundamental research (a bottom-up approach) to guide stock selection and portfolio structure. May invest in initial public offerings.

 54
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PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. The Portfolio may be affected by the following risks, among others: price volatility, market trends and inability to sell securities. The Portfolio has exposure to financial and market risks that accompany investments in equities. Securities of mid-sized companies may be more susceptible to price swings than investments in larger companies. Investing in Portfolios that are concentrated in a smaller number of holdings poses greater risk than those with a larger number of holdings; each investment has a greater effect on the Portfolio's performance.

INVESTMENT ADVISER: ING Investments, LLC (ING Investments) (formerly ING Pilgrim Investments, LLC)

ING VARIABLE PRODUCTS TRUST -- ING VP SMALLCAP OPPORTUNITIES PORTFOLIO (FORMERLY PILGRIM VARIABLE PRODUCTS TRUST -- PILGRIM VP SMALLCAP OPPORTUNITIES PORTFOLIO) (CLASS R SHARES)

INVESTMENT OBJECTIVE

Seeks long-term capital appreciation.

PRINCIPAL STRATEGIES

Normally invests at least 80% of assets in the common stock of smaller, lesser-known U.S. companies that the portfolio manager believes have above average prospects for growth. For this Portfolio, smaller companies are those with market capitalizations that fall within the range of companies in the Russell 2000 Index, which is an index that measures the performance of small companies. The market capitalization range will change with market conditions as the range of the companies included in the Russell 2000 Index changes. The portfolio manager uses a "top-down" disciplined investment process, which includes extensive database screening, frequent fundamental research, identification and implementation of a trend-oriented approach in structuring the portfolio and a sell discipline. The portfolio manager seeks to invest in companies expected to benefit most from the major social, economic and technological trends that are likely to shape the future of business and commerce over the next three to five years, and attempts to provide a framework for identifying such industries and companies expected to benefit most. This top-down approach is combined with rigorous fundamental research (a bottom-up approach) to guide stock selection and portfolio structure. May invest in initial public offerings.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. The Portfolio may be affected by the following risks, among others: price volatility, market trends and inability to sell securities. In exchange for higher growth potential, investing in stocks of smaller companies may entail greater price volatility than investing in stocks of larger companies.

INVESTMENT ADVISER: ING Investments, LLC (ING Investments) (formerly ING Pilgrim Investments, LLC)

ING PARTNERS, INC. -- ING ALGER AGGRESSIVE GROWTH PORTFOLIO (FORMERLY PORTFOLIO PARTNERS, INC. -- PPI ALGER AGGRESSIVE GROWTH PORTFOLIO) (SERVICE CLASS)

INVESTMENT OBJECTIVE

Seeks long-term capital appreciation.

PRINCIPAL STRATEGIES

Invests primarily (at least 65% of total assets) in the equity securities of companies having a market capitalization within the range of companies in the S&P MidCap 400 Index. The Portfolio's subadviser focuses on midsize companies with promising growth potential. Investments may include securities listed on a securities exchange or traded in the over the counter markets.

PRINCIPAL RISKS

Subject to the following principal risks:
-- Market and Company Risk: The value of the securities in which the Portfolio invests may decline due to changing economic, political or market conditions, or due to the financial condition of the company which issued the security.
-- Over the Counter Risk: Equity securities that are traded over the counter may be more volatile than exchange-listed securities and the Portfolio may experience difficulty in purchasing or selling these securities at a fair price.

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-- Growth Stock Risk: Securities of growth companies may be more volatile since such companies usually invest a high portion of earnings in their business, and they may lack the dividends of value stocks that can cushion stock prices in a falling market. In addition, earnings disappointments often lead to sharply falling prices because investors buy growth stocks in anticipation of superior earnings growth.
-- Mid Cap Growth Risk: Securities of medium-sized companies may be more volatile than larger, more established companies owing to such factors as inexperienced management and limited financial resources.
-- Active or Frequent Trading Risk: Frequent trading increases transaction costs, which could detract from the Portfolio's performance.

INVESTMENT ADVISER: ING Life Insurance and Annuity Company (formerly Aetna Life Insurance and Annuity Company)
SUBADVISER: Fred Alger Management, Inc. (Alger)

ING PARTNERS, INC. -- ING ALGER GROWTH PORTFOLIO (FORMERLY PORTFOLIO PARTNERS, INC. -- PPI ALGER GROWTH PORTFOLIO) (SERVICE CLASS)

INVESTMENT OBJECTIVE

Seeks long-term capital appreciation.

PRINCIPAL STRATEGIES

Invests primarily (at least 65% of total assets) in the equity securities of large companies having a market capitalization of $10 billion or greater. The Portfolio's subadviser focuses on growing companies that generally have broad product lines, markets, financial resources and depth of management. Investments may include securities listed on a securities exchange or traded in the over the counter markets.

PRINCIPAL RISKS

Subject to the following principal risks:
-- Market and Company Risk: The value of the securities in which the Portfolio invests may decline due to changing economic, political or market conditions, or due to the financial condition of the company which issued the security.
-- Over the Counter Risk: Equity securities that are traded over the counter may be more volatile than exchange-listed securities, and the Portfolio may experience difficulty in purchasing or selling these securities at a fair price. -- Growth Stock Risk: Securities of growth companies may be more volatile since such companies usually invest a high portion of earnings in their business, and they may lack the dividends of value stocks that can cushion stock prices in a falling market. In addition, earnings disappointments often lead to sharply falling prices because investors buy growth stocks in anticipation of superior earnings growth.
-- Active or Frequent Trading Risk: Frequent trading increases transaction costs, which could detract from the Portfolio's performance.

INVESTMENT ADVISER: ING Life Insurance and Annuity Company (formerly Aetna Life Insurance and Annuity Company)
SUBADVISER: Fred Alger Management, Inc. (Alger)

ING PARTNERS, INC. -- ING AMERICAN CENTURY SMALL CAP VALUE PORTFOLIO (SERVICE CLASS)

INVESTMENT OBJECTIVE

Seeks long-term growth of capital; income is a secondary objective.

PRINCIPAL STRATEGIES

Seeks to achieve its investment objective by investing primarily (at least 80% of net assets under normal circumstances) in equity securities of smaller companies. The Portfolio's subadviser considers smaller companies to include those with a market capitalization no bigger than that of the largest company in the S&P Small Cap 600 Index or the Russell 2000 Index. The subadviser looks for companies whose stock price is less than they believe the company is worth and attempts to purchase the stocks of these undervalued companies and hold them until their stock price has increased to, or is higher than, a level that is believed to more accurately reflect the fair value of the company.

 56
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PRINCIPAL RISKS

Subject to the following principal risks:
-- Market and Company Risk: The value of the securities in which the Portfolio invests may decline due to changing economic, political or market conditions, or due to the financial condition of the company which issued the security.
-- Small Capitalization Company Risk: Investment in small capitalization companies involves a substantial risk of loss. Small cap companies and the market for their equity securities are more likely to be more sensitive to changes in earnings results and investor expectations. These companies are also likely to have more limited product lines, capital resources, management depth and their securities trade less frequently and in more limited volumes than securities of larger companies.
-- Foreign Markets Risk and Currency Risk: Investment in foreign securities involves additional risks relating to political, social and economic developments abroad. Other risks from these investments result from the differences between the regulations to which U.S. and foreign issuers and markets are subject. Exposure to foreign currencies may cause the value of a Portfolio to decline in the event that the U.S. dollar strengthens against these currencies, or in the event that foreign governments intervene in the currency markets.
-- Active or Frequent Trading Risk: Frequent trading increases transaction costs, which could detract from the Portfolio's performance.

INVESTMENT ADVISER: ING Life Insurance and Annuity Company (formerly Aetna Life Insurance and Annuity Company)
SUBADVISER: American Century Investment Management, Inc. (American Century)

ING PARTNERS, INC. -- ING BARON SMALL CAP GROWTH PORTFOLIO (SERVICE CLASS)

INVESTMENT OBJECTIVE

Seeks capital appreciation.

PRINCIPAL STRATEGIES

Invests primarily in common stocks of smaller companies selected for capital appreciation potential. Invests primarily (at least 80% of net assets under normal circumstances) in small sized companies with market values under $1.5 billion measured at the time of purchase. The Portfolio's subadviser will not sell positions just because their market values have increased. BAMCO will add to positions in a company even though its market capitalization has increased through appreciation within the limits stated, if, in BAMCO's judgment, the company is still an attractive investment. Also may invest in other equity-type securities such as convertible bonds and debentures, preferred stocks, warrants and convertible preferred stocks. Investment income is not a consideration in securities selection.

PRINCIPAL RISKS

Subject to the following principal risks:
-- Market and Company Risk: The value of the securities in which the Portfolio invests may decline due to changing economic, political or market conditions, or due to the financial condition of the company which issued the security.
-- Small Capitalization Company Risk: Investment in small capitalization companies involves a substantial risk of loss. Small cap companies and the market for their equity securities are more likely to be more sensitive to changes in earnings results and investor expectations. These companies are also likely to have more limited product lines, capital resources, management depth and their securities trade less frequently and in more limited volumes than securities of larger companies.
-- Active or Frequent Trading Risk: Frequent trading increases transaction costs, which could detract from the Portfolio's performance.
-- Growth Stock Risk: Securities of growth companies may be more volatile since such companies usually invest a high portion of earnings in their business, and they may lack the dividends of value stocks that can cushion stock prices in a falling market. In addition, earnings disappointments often lead to sharply falling prices because investors buy growth stocks in anticipation of superior earnings growth.

                                                                              57
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-- Large Positions Risk: The Portfolio may establish significant positions in companies in which the subadviser has the greatest conviction. If the stock price of one or more of the companies should decrease, it would have a big impact on the Portfolio's net asset value. The Portfolio's returns may be more volatile than those of a less concentrated portfolio.

INVESTMENT ADVISER: ING Life Insurance and Annuity Company (formerly Aetna Life Insurance and Annuity Company)
SUBADVISER: BAMCO, Inc. (BAMCO)

ING PARTNERS, INC. -- ING DSI ENHANCED INDEX PORTFOLIO (FORMERLY PORTFOLIO PARTNERS, INC. -- PPI DSI ENHANCED INDEX PORTFOLIO) (SERVICE CLASS)

INVESTMENT OBJECTIVE

Seeks higher total return over the long term than the Standard & Poor's 500 Index (S&P 500).

PRINCIPAL STRATEGIES

Seeks to achieve its investment objective by using DSI's, the subadviser's, proprietary enhanced S&P 500 strategy to invest in a selection of common stocks that are included in the S&P 500 Index. Normally invests in approximately 250 to 500 stocks and weights its holdings of individual stocks based on DSI's proprietary enhanced S&P 500 strategy. Compared to the stock weightings in the S&P 500 Index, the Portfolio overweights stocks that its strategy ranks positively and underweights stocks that its strategy ranks negatively. Seeks to control the risk of its portfolio by maintaining an overall close correlation between its performance and the performance of the S&P 500 Index over time with a relatively low tracking error. Generally expects to rebalance its portfolio monthly, but may do so more often if DSI considers it appropriate to do so.

PRINCIPAL RISKS

Subject to the following principal risks:
-- Market and Company Risk: The value of the securities in which the Portfolio invests may decline due to changing economic, political or market conditions, or due to the financial condition of the company which issued the security.
-- Stock Risk: Stock prices have historically risen and fallen in periodic cycles. Recently, U.S. stock markets and certain foreign stock markets have experienced substantial price volatility and, at times, have traded at or close to record high levels. There is no guarantee that such levels will be reached or maintained in the future.
-- DSI Proprietary Strategy Risk: DSI's proprietary strategy may not result in outperformance of the designated index and may even result in underperformance. -- Index Tracking Risk: The Portfolio expects a close correlation between the performance of the portion of its assets allocated to stocks and that of the S&P 500 Index in both rising and falling markets. Performance, however, generally will not be identical to that of the Index because of the fees and expenses borne by the Portfolio and investor purchases and sales of Portfolio shares, which can occur daily.
-- Derivatives Risk: Loss may result from investments in options, futures, swaps, structured securities and other derivative instruments. These instruments may be leveraged so that small changes may produce disproportionate losses to the Portfolio. A Portfolio investing in a derivative instrument could lose more than the principal amount invested.
-- Active or Frequent Trading Risk: Frequent trading increases transaction costs, which could detract from Portfolio performance.

INVESTMENT ADVISER: ING Life Insurance and Annuity Company (formerly Aetna Life Insurance and Annuity Company)
SUBADVISER: DSI International Management, Inc. (DSI)

ING PARTNERS, INC. -- ING GOLDMAN SACHS-REGISTERED TRADEMARK- CAPITAL GROWTH PORTFOLIO (FORMERLY PORTFOLIO PARTNERS, INC. -- PPI GOLDMAN SACHS-REGISTERED TRADEMARK- CAPITAL GROWTH PORTFOLIO) (SERVICE CLASS)

INVESTMENT OBJECTIVE

Seeks long-term growth of capital.

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PRINCIPAL STRATEGIES

Invests, under normal circumstances, at least 90% of total assets in equity investments. Seeks to achieve its investment objective by investing in a diversified portfolio of equity securities that are considered by the Portfolio's subadviser to have long-term capital appreciation potential. Although the Portfolio invests primarily in publicly traded U.S. securities, it may invest up to 10% of total assets in foreign securities, including securities of issuers in emerging countries and securities quoted in foreign currencies.

PRINCIPAL RISKS

Subject to the following principal risks:
-- Market and Company Risk: The value of the securities in which the Portfolio invests may decline due to changing economic, political or market conditions, or due to the financial condition of the company which issued the security.
-- Growth Stock Risk: Securities of growth companies may be more volatile since such companies usually invest a high portion of earnings in their business, and they may lack the dividends of value stocks that can cushion stock prices in a falling market. In addition, earnings disappointments often lead to sharply falling prices because investors buy growth stocks in anticipation of superior earnings growth.
-- Foreign Markets Risk and Currency Risk: Investment in foreign securities involves additional risks relating to political, social and economic developments abroad. Other risks result from the differences between the regulations to which U.S. and foreign issuers and markets are subject. Exposure to foreign currencies may cause the value of the Portfolio to decline in the event that the U.S. dollar strengthens against these currencies, or in the event that foreign governments intervene in the currency markets.
-- Emerging Markets Risk: Emerging markets are generally defined as countries in the initial states of their industrialization cycles with low per capita income. Investments in emerging markets securities involve all of the risks of investments in foreign securities, and also have additional risks.

INVESTMENT ADVISER: ING Life Insurance and Annuity Company (formerly Aetna Life Insurance and Annuity Company)
SUBADVISER: Goldman Sachs Asset Management (Goldman)

ING PARTNERS, INC. -- ING JP MORGAN MID CAP VALUE PORTFOLIO (SERVICE CLASS)

INVESTMENT OBJECTIVE

A NONDIVERSIFIED Portfolio that seeks growth from capital appreciation.

PRINCIPAL STRATEGIES

Invests primarily (at least 80% of net assets under normal circumstances) in a broad portfolio of common stocks of companies with market capitalizations of $1 billion to $20 billion at the time of purchase that the Portfolio's subadviser believes to be undervalued. Under normal market conditions, will only purchase securities that are traded on registered exchanges or the over-the-counter market in the United States. May invest in other equity securities, which include preferred stocks, convertible securities and foreign securities, which may take the form of despositary receipts. May use derivatives to hedge various market risks or to increase the Portfolio's income.

PRINCIPAL RISKS

Subject to the following principal risks:
-- Market and Company Risk: The value of the securities in which the Portfolio invests may decline due to changing economic, political or market conditions, or due to the financial condition of the company which issued the security.
-- Foreign Markets Risk: Investment in foreign securities involves additional risks relating to political, social and economic developments abroad. Other risks result from the differences between the regulations to which U.S. and foreign issuers and markets are subject. The Portfolio limits foreign investments to securities denominated in U.S. dollars, and is generally not subject to the risk of changes in currency valuations.
-- Interest Rate Risk: The Portfolio's investment in debt securities involves risks relating to interest rate movement. If interest rates go up, the value of any debt securities held by the Portfolio will decline. Securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations.

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-- Small and Mid-Capitalization Company Risk: Investment in small and mid-capitalization companies involves a substantial risk of loss. Small and mid cap companies and the market for their equity securities are more likely to be more sensitive to changes in earnings results and investor expectations. These companies are also likely to have more limited product lines, capital resources and management depth than larger companies.
-- Over the Counter Risk: Equity securities that are traded over the counter may be more volatile than exchange-listed securities and the Portfolio may experience difficulty in purchasing or selling these securities at a fair price. -- Depositary Receipt Risk: Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts.
-- Derivatives Risk: Loss may result from investments in options, futures, swaps, structured securities and other derivative instruments. These instruments may be leveraged so that small changes may produce disproportionate losses to the Portfolio. A Portfolio investing in a derivative instrument could lose more than the principal amount invested.
-- Active or Frequent Trading Risk: Frequent trading increases transaction costs, which could detract from the Portfolio's performance.

INVESTMENT ADVISER: ING Life Insurance and Annuity Company (formerly Aetna Life Insurance and Annuity Company)
SUBADVISER: Robert Fleming Inc., a subsidiary of J.P. Morgan Chase & Co.
(Fleming)

ING PARTNERS, INC. -- ING MFS CAPITAL OPPORTUNITIES PORTFOLIO (FORMERLY PORTFOLIO PARTNERS, INC. (PPI) MFS CAPITAL OPPORTUNITIES PORTFOLIO) (INITIAL CLASS)

INVESTMENT OBJECTIVE

Seeks capital appreciation.

PRINCIPAL STRATEGIES

Invests primarily (at least 65% of net assets) in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts. Focuses on companies that the Portfolio's subadviser believes have favorable growth prospects and attractive valuations based on current and expected earnings or cash flows. Investments may include securities listed on a securities exchange or traded in the over the counter markets. MFS selects securities based upon fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management's abilities) performed by the Portfolio's manager and MFS' large group of equity research analysts. May invest in foreign securities (including emerging market securities) and may have exposure to foreign currencies through its investment in these securities, its direct holdings of foreign currencies or through its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of a foreign currency at a future date. May engage in active and frequent trading to achieve its principal investment strategy.

PRINCIPAL RISKS

Subject to the following principal risks:
-- Market and Company Risk: The value of the securities in which the Portfolio invests may decline due to changing economic, political or market conditions, or due to the financial condition of the company which issued the security.
-- Over the Counter Risk: Equity securities that are traded over the counter may be more volatile than exchange-listed securities and the Portfolio may experience difficulty in purchasing or selling these securities at a fair price. -- Foreign Markets Risk and Currency Risk: Investment in foreign securities involves additional risks relating to political, social and economic developments abroad. Other risks result from the differences between the regulations to which U.S. and foreign issuers and markets are subject. Exposure to foreign currencies may cause the value of the Portfolio to decline in the event that the U.S. dollar strengthens against these currencies, or in the event that foreign governments intervene in the currency markets.
-- Emerging Markets Risk: Emerging markets are generally defined as countries in the initial stages of their industrialization cycles with low per capita income. Investments in emerging markets securities involve all of the risks of investment in foreign securities, and also have additional risks.
-- Depositary Receipt Risk: Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts.

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-- Active or Frequent Trading Risk: Frequent trading increases transaction costs, which could detract from the Portfolio's performance.

INVESTMENT ADVISER: ING Life Insurance and Annuity Company (formerly Aetna Life Insurance and Annuity Company)
SUBADVISER: Massachusetts Financial Services Company (MFS)

ING PARTNERS, INC. -- ING MFS EMERGING EQUITIES PORTFOLIO (FORMERLY PORTFOLIO PARTNERS, INC. (PPI) MFS EMERGING EQUITIES PORTFOLIO) (INITIAL CLASS)

INVESTMENT OBJECTIVE

Seeks long-term growth of capital.

PRINCIPAL STRATEGIES

Invests primarily (at least 80% of net assets under normal circumstances) in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts, of emerging growth companies. Emerging growth companies are companies that MFS, the Portfolio's subadviser, believes are early in their life cycle and have the potential to become major enterprises, or are major enterprises whose rates of earnings growth MFS believes will accelerate. Investments may include securities listed on a securities exchange or traded in the over the counter markets. MFS selects securities based upon fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management's abilities) performed by the Portfolio's manager and MFS' large group of equity research analysts. May invest in foreign securities (including emerging market securities) and may have exposure to foreign currencies through its investment in these securities, its direct holdings of foreign currencies or through its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of foreign currency at a future date. May engage in active and frequent trading to achieve its principal investment strategy.

PRINCIPAL RISKS

Subject to the following principal risks:
-- Market and Company Risk: The value of the securities in which the Portfolio invests may decline due to changing economic, political or market conditions, or due to the financial condition of the company which issued the security.
-- Emerging Growth Risk: The Portfolio's performance is particularly sensitive to changes in the value of emerging growth companies. Investments in emerging growth companies may be subject to more abrupt or erratic market movements and may involve greater risks than investments in other companies.
-- Over the Counter Risk: Equity securities that are traded over the counter may be more volatile than exchange-listed securities and the Portfolio may experience difficulty in purchasing or selling these securities at a fair price. -- Foreign Markets Risk and Currency Risk: Investment in foreign securities involves additional risks relating to political, social and economic developments abroad. Other risks from these investments result from the differences between the regulations to which U.S. and foreign issuers and markets are subject. Exposure to foreign currencies may cause the value of the Portfolio to decline in the event that the U.S. dollar strengthens against these currencies, or in the event that foreign governments intervene in the currency markets.
-- Emerging Markets Risk: Emerging markets are generally defined as countries in the initial stages of their industrialization cycles with low per capita income. Investments in emerging markets securities involve all of the risks of investment in foreign securities, and also have additional risks.
-- Active or Frequent Trading Risk: Frequent trading increases transaction costs, which could detract from the Portfolio's performance.
-- Depositary Receipt Risk: Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts.

INVESTMENT ADVISER: ING Life Insurance and Annuity Company (formerly Aetna Life Insurance and Annuity Company)
SUBADVISER: Massachusetts Financial Services Company (MFS)

ING PARTNERS, INC. -- ING MFS GLOBAL GROWTH PORTFOLIO (SERVICE CLASS)

INVESTMENT OBJECTIVE

A NONDIVERSIFIED Portfolio that seeks capital appreciation.

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PRINCIPAL STRATEGIES

Invests primarily (at least 65% of net assets under normal circumstances) in common stocks and related equity securities such as preferred stock, convertible securities and depositary receipts. Seeks to achieve its investment objective by investing in securities of companies worldwide growing at rates expected to be well above the growth rate of the overall U.S. economy. Invests in equity securities which are derived from companies in three distinct market sectors:
(1) U.S. emerging growth companies, which are domestic companies that MFS, the Portfolio's subadviser, believes are either early in their life cycle but which have the potential to become major enterprises, or are major enterprises whose rates of earnings growth are expected to accelerate due to special factors;
(2) foreign growth companies, which are foreign companies located in more developed securities markets that MFS believes have favorable growth prospects and attractive valuations based on current and expected earnings and cash flow; and, (3) emerging market securities, which are securities of issuers whose principal activities are located in emerging market countries. Under normal circumstances, invests in at least three different countries, one of which may be the United States. Investments may include securities listed on a securities exchange or traded in the over the counter markets. Also may engage in active and frequent trading to achieve its principal investment strategies.

PRINCIPAL RISKS

Subject to the following principal risks:
-- Market and Company Risk: The value of the securities in which the Portfolio invests may decline due to changing economic, political or market conditions, or due to the financial condition of the company which issued the security.
-- Asset Allocation Risk: May miss attractive investment opportunities by underweighting markets where there are significant returns. May lose value by underweighting markets where there are significant declines.
-- Foreign Markets Risk and Currency Risk: Investment in foreign securities involves additional risks relating to political, social and economic developments abroad. Other risks result from the differences between the regulations to which U.S. and foreign issuers and markets are subject. Exposure to foreign currencies may cause the value of the Portfolio to decline in the event that the U.S. dollar strengthens against these currencies, or in the event that foreign governments intervene in the currency markets.
-- Emerging Growth Risk: The Portfolio's performance is particularly sensitive to changes in the value of emerging growth companies. Investments in emerging growth companies may be subject to more abrupt or erratic market movements and may involve greater risks than investments in other companies.
-- Geographic Focus Risk: If the Portfolio focuses its investments by investing a substantial amount of its assets in issuers located in a single country or a limited number of countries, it assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance.
-- Emerging Markets Risk: Emerging markets are generally defined as countries in the initial stages of their industrialization cycles with low per capita income. Investments in emerging markets securities involve all of the risks of investment in foreign securities, and also have additional risks.
-- Over the Counter Risk: Equity securities that are traded over the counter may be more volatile than exchange-listed securities and the Portfolio may experience difficulty in purchasing or selling these securities at a fair price. -- Active or Frequent Trading Risk: Engaging in active and frequent trading may result in the realization and distribution to shareholders of higher capital gains as compared to a fund with less active trading policies. Frequent trading also increases transaction costs, which could detract from the Portfolio's performance.
-- Depositary Receipt Risk: Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts. Unsponsored depositary receipts are issued by one or more depositaries in response to market demand, but without a formal agreement with the company that issues the underlying securities.

INVESTMENT ADVISER: ING Life Insurance and Annuity Company (formerly Aetna Life Insurance and Annuity Company)
SUBADVISER: Massachusetts Financial Services Company (MFS)

ING PARTNERS, INC. -- ING MFS RESEARCH PORTFOLIO (FORMERLY PORTFOLIO PARTNERS, INC. (PPI) MFS RESEARCH GROWTH PORTFOLIO) (INITIAL CLASS)

INVESTMENT OBJECTIVE

Seeks long-term growth of capital and future income.

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PRINCIPAL STRATEGIES

Invests primarily (at least 80% of total assets) in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts. Focuses on companies that the Portfolio's subadviser (MFS) believes have favorable prospects for long-term growth, attractive valuations based on current and expected earnings or cash flows, dominant or growing market share and superior management. May invest in companies of any size. Investments may also include securities traded on securities exchanges or in the over the counter markets. A committee of investment research analysts selects portfolio securities for the Portfolio. This committee includes investment analysts employed not only by MFS, but also by MFS' investment advisory affiliates. May invest in foreign securities (including emerging market securities) and may have exposure to foreign currencies through its investment in these securities, its direct holdings of foreign currencies or through its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of foreign currency at a future date. May engage in active and frequent trading to achieve its principal investment strategy.

PRINCIPAL RISKS

Subject to the following principal risks:
-- Market and Company Risk: The value of the securities in which the Portfolio invests may decline due to changing economic, political or market conditions, or due to the financial condition of the company which issued the security.
-- Over the Counter Risk: Equity securities that are traded over the counter may be more volatile than exchange-listed securities and the Portfolio may experience difficulty in purchasing or selling these securities at a fair price. -- Foreign Markets Risk and Currency Risk: Investment in foreign securities involves additional risks relating to political, social and economic developments abroad. Other risks result from the differences between the regulations to which U.S. and foreign issuers and markets are subject. Exposure to foreign currencies may cause the value of the Portfolio to decline in the event that the U.S. dollar strengthens against these currencies, or in the event that foreign governments intervene in the currency markets.
-- Emerging Markets Risk: Emerging markets are generally defined as countries in the initial stages of their industrialization cycles with low per capita income. Investments in emerging markets securities involve all of the risks of investment in foreign securities, and also have additional risks.
-- Depositary Receipt Risk: Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts.
-- Active or Frequent Trading Risk: Frequent trading increases transaction costs, which could detract from the Portfolio's performance.

INVESTMENT ADVISER: ING Life Insurance and Annuity Company (formerly Aetna Life Insurance and Annuity Company)
SUBADVISER: Massachusetts Financial Services Company (MFS)

ING PARTNERS, INC. -- ING OPCAP BALANCED VALUE PORTFOLIO (FORMERLY PORTFOLIO PARTNERS, INC. -- PPI OPCAP BALANCED VALUE PORTFOLIO) (SERVICE CLASS)

INVESTMENT OBJECTIVE

Seeks capital growth, and secondarily, investment income.

PRINCIPAL STRATEGIES

Under normal market conditions, invests at least 25% of total assets in equity securities, including common stocks and preferred stocks and expects to have between 50% to 70% of total assets invested in equities. Also invests at least 25% of total assets in fixed-income senior securities including bonds, debentures, notes, participation interests in loans, convertible securities, U.S. Government securities and cash equivalents. To seek growth, the Portfolio invests mainly in common stocks of established U.S. issuers that the sub-adviser believes are undervalued in the marketplace in relation to company assets, earnings, growth potential and cash flows. The Portfolio also invests in other equity securities, such as preferred stock and securities convertible into common stock. The Portfolio also buys corporate and government bonds, notes, and other debt securities for investment income, which can include securities below investment grade. The sub-adviser allocates the Portfolio's investments among equity and debt securities after assessing the relative values of these different types of investments under prevailing market conditions.

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PRINCIPAL RISKS

Subject to the following principal risks:
-- Market and Company Risk: The value of the securities in which the Portfolio invests may decline due to changing economic, political or market conditions, or due to the financial condition of the company which issued the security.
-- Industry Focus Risk: To the extent that the Portfolio is emphasizing investments in a particular industry, its shares may fluctuate in response to events affecting that industry. Stocks of issuers in a particular industry may be affected by changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry more than others.
-- Interest Rate Risk: The Portfolio's investment in debt securities involves risks relating to interest rate movement. If interest rates go up, the value of any debt securities held by the Portfolio will decline. Securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations.
-- Credit Risk: Invests in non-investment grade debt securities whose issuers may be more likely to have difficulty making timely payments of interest or principal.
-- Active or Frequent Trading Risk: Frequent trading increases transaction costs, which could detract from the Portfolio's performance.

INVESTMENT ADVISER: ING Life Insurance and Annuity Company (formerly Aetna Life Insurance and Annuity Company)
SUBADVISER: OpCap Advisors LLP (OpCap)

ING PARTNERS, INC. -- ING PIMCO TOTAL RETURN PORTFOLIO (SERVICE CLASS)

INVESTMENT OBJECTIVE

Seeks maximum total return, consistent with capital preservation and prudent investment management.

PRINCIPAL STRATEGIES

Invests under normal circumstances at least 65% of its assets in a diversified portfolio of fixed income instruments of varying maturities. The average portfolio duration of this Portfolio normally varies within a three- to six-year time frame based on the Portfolio's subadviser's forecast for interest rates. Invests primarily in investment grade debt securities, but may invest up to 10% of its assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P, or, if unrated, determined by PIMCO to be of comparable quality. May invest up to 20% of its assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Portfolio will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates. May invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. May, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buybacks or dollar rolls).

PRINCIPAL RISKS

Subject to the following principal risks:
-- Market and Company Risk: The value of the securities in which the Portfolio invests may decline due to changing economic, political or market conditions, or due to the financial condition of the company which issued the security.
-- Foreign Markets Risk and Currency Risk: Investment in foreign securities involves additional risks relating to political, social and economic developments abroad. Other risks result from the differences between the regulations to which U.S. and foreign issuers and markets are subject. Exposure to foreign currencies may cause the value of the Portfolio to decline in the event that the U.S. dollar strengthens against these currencies, or in the event that foreign governments intervene in the currency markets.
-- Credit Risk: Invests in non-investment grade debt securities whose issuers may be more likely to have difficulty making timely payments of interest or principal.
-- Interest Rate Risk: The Portfolio's investment in debt securities involves risks relating to interest rate movement. If interest rates go up, the value of any debt securities held by the Portfolio will decline. Securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations.

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-- Derivatives Risk: Loss may result from investments in options, futures, swaps, structured securities and other derivative instruments. These instruments may be leveraged so that small changes may produce disproportionate losses to the Portfolio. A Portfolio investing in a derivative instrument could lose more than the principal amount invested.
-- Liquidity Risk: Investments in illiquid securities may reduce the returns of the Portfolio because it may be unable to sell the illiquid securities at an advantageous time or price. A Portfolio has the greatest exposure to liquidity risk due to its investments in foreign securities, derivatives, and securities with substantial market and credit risk.
-- Mortgage Risk: Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a Portfolio that holds mortgage-related securities may exhibit additional volatility. In addition, mortgage-related securities are subject to prepayment risk. This can reduce the returns of a Portfolio.
-- Leveraging Risk: Leveraging may cause a Portfolio to liquidate portfolio positions when it may not be advantageous to do so. Leverage, including borrowing, may cause the Portfolio to be more volatile than if the Portfolio had not been leveraged.
-- Active or Frequent Trading Risk: Frequent trading increases transaction costs, which could detract from the Portfolio's performance.

INVESTMENT ADVISER: ING Life Insurance and Annuity Company (formerly Aetna Life Insurance and Annuity Company)
SUBADVISER: Pacific Investment Management Company LLC (PIMCO)

ING PARTNERS, INC. -- ING SALOMON BROTHERS CAPITAL PORTFOLIO (FORMERLY PORTFOLIO PARTNERS, INC. -- PPI SALOMON BROTHERS CAPITAL PORTFOLIO) (SERVICE CLASS)

INVESTMENT OBJECTIVE

A NONDIVERSIFIED Portfolio that seeks capital appreciation.

PRINCIPAL STRATEGIES

Invests primarily in equity securities of U.S. companies ranging in size from established large capitalization companies (over $5 billion in market capitalization) to mid capitalization companies at the beginning of their life cycles. May invest in investment grade fixed-income securities and may invest up to 20% of net assets in non-convertible debt securities rated below investment grade or, if unrated, of equivalent quality as determined by the Portfolio's subadviser. May invest without limit in convertible debt securities emphasizing those convertible debt securities that offer the appreciation potential of common stocks. May also invest up to 20% of its assets in securities of foreign issuers. Additionally, may invest up to 10% of its assets in bank loans, including participation and assignments. SBAM emphasizes individual security selection while diversifying the Portfolio's investments across industries. SBAM seeks to identify those companies that offer the greatest potential for capital appreciation through careful fundamental analysis of each company and its financial characteristics.

PRINCIPAL RISKS

Subject to the following principal risks:
-- Market and Company Risk: The value of the securities in which the Portfolio invests may decline due to changing economic, political or market conditions, or due to the financial condition of the company which issued the security.
-- Small Capitalization Company Risk: Investment in small capitalization companies involves a substantial risk of loss. Small cap companies and the market for their equity securities are more likely to be more sensitive to changes in earnings results and investor expectations. These companies are also likely to have more limited product lines, capital resources, management depth and their securities trade less frequently and in more limited volumes than securities of larger companies.
-- Foreign Markets Risk and Currency Risk: Investment in foreign securities involves additional risks relating to political, social and economic developments abroad. Other risks result from the differences between the regulations to which U.S. and foreign issuers and markets are subject. Exposure to foreign currencies may cause the value of the Portfolio to decline in the event that the U.S. dollar strengthens against these currencies, or in the event that foreign governments intervene in the currency markets.
-- Credit Risk: Invests in non-investment grade debt securities whose issuers may be more likely to have difficulty making timely payments of interest or principal.

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-- Interest Rate Risk: The Portfolio's investment in debt securities involves risks relating to interest rate movement. If interest rates go up, the value of any debt securities held by the Portfolio will decline. Securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations.
-- Derivatives Risk: Loss may result from investments in options, futures, swaps, structured securities and other derivative instruments. These instruments may be leveraged so that small changes may produce disproportionate losses to the Portfolio. A Portfolio investing in a derivative instrument could lose more than the principal amount invested.
-- Active or Frequent Trading Risk: Frequent trading increases transaction costs, which could detract from the Portfolio's performance.

INVESTMENT ADVISER: ING Life Insurance and Annuity Company (formerly Aetna Life Insurance and Annuity Company)
SUBADVISER: Salomon Brothers Asset Management Inc. (SBAM)

ING PARTNERS, INC. -- ING SALOMON BROTHERS INVESTORS VALUE PORTFOLIO (FORMERLY PORTFOLIO PARTNERS, INC. -- PPI SALOMON BROTHERS INVESTORS VALUE PORTFOLIO) (SERVICE CLASS)

INVESTMENT OBJECTIVE

Seeks long-term growth of capital, and secondarily, current income.

PRINCIPAL STRATEGIES

Invests primarily in common stocks of established U.S. companies. May also invest in other equity securities. To a lesser degree, invests in income producing securities such as debt securities. May also invest up to 20% of its assets in securities of foreign issuers. SBAM, the Portfolio's subadviser, emphasizes individual security selection while diversifying the Portfolio's investments across industries, which may help to reduce risk. SBAM focuses on established large capitalization companies (over $5 billion in market capitalization), seeking to identify those companies with solid growth potential at reasonable values. SBAM employs fundamental analysis to analyze each company, ranking its management, strategy and competitive market position.

PRINCIPAL RISKS

Subject to the following principal risks:
-- Market and Company Risk: The value of the securities in which the Portfolio invests may decline due to changing economic, political or market conditions, or due to the financial condition of the company which issued the security.
-- Foreign Markets Risk and Currency Risk: Investment in foreign securities involves additional risks relating to political, social and economic developments abroad. Other risks result from the differences between the regulations to which U.S. and foreign issuers and markets are subject. Exposure to foreign currencies may cause the value of the Portfolio to decline in the event that the U.S. dollar strengthens against these currencies, or in the event that foreign governments intervene in the currency markets.
-- Over the Counter Risk: Equity securities that are traded over the counter may be more volatile than exchange-listed securities and the Portfolio may experience difficulty in purchasing or selling these securities at a fair price. -- Interest Rate Risk: The Portfolio's investment in debt securities involves risks relating to interest rate movement. If interest rates go up, the value of any debt securities held by the Portfolio will decline. Securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations.
-- Credit Risk: Invests in non-investment grade debt securities whose issuers may be more likely to have difficulty making timely payments of interest or principal.
-- Derivatives Risk: Loss may result from investments in options, futures, swaps, structured securities and other derivative instruments. These instruments may be leveraged so that small changes may produce disproportionate losses to the Portfolio. A Portfolio investing in a derivative instrument could lose more than the principal amount invested.

INVESTMENT ADVISER: ING Life Insurance and Annuity Company (formerly Aetna Life Insurance and Annuity Company)
SUBADVISER: Salomon Brothers Asset Management Inc. (SBAM)

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ING PARTNERS, INC. -- ING SCUDDER INTERNATIONAL GROWTH PORTFOLIO (FORMERLY
PORTFOLIO PARTNERS, INC. (PPI) SCUDDER INTERNATIONAL GROWTH PORTFOLIO) (INITIAL CLASS)

INVESTMENT OBJECTIVE

Seeks long-term growth of capital.

PRINCIPAL STRATEGIES

Invests primarily (at least 65% of total assets) in the equity securities of foreign companies that the Portfolio's subadviser believes have high growth potential. Will normally invest in securities of at least three different countries other than the U.S. and will invest in securities in both developed and developing markets. Seeks to invest in those companies that Scudder believes are best able to capitalize on the growth and changes taking place within and between various regions of the world. Typically, these are companies with leading or rapidly-developing business franchises, strong financial positions, and high quality management capable of defining and implementing company strategies to take advantage of local, regional or global market changes. Also may invest in debt securities issued by both U.S. and foreign companies, including non-investment grade debt securities.

PRINCIPAL RISKS

Subject to the following principal risks:
-- Market and Company Risk: The value of the securities in which the Portfolio invests may decline due to changing economic, political or market conditions, or due to the financial condition of the company which issued the security.
-- Emerging Markets Risk: Emerging markets are generally defined as countries in the initial stages of their industrialization cycles with low per capita income. Investments in emerging markets securities involve all of the risks of investment in foreign securities, and also have additional risks.
-- Geographic Focus Risk: If the Portfolio focuses its investments by investing a substantial amount of its assets in issuers located in a single country or a limited number of countries, it assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance. The Portfolio's investment performance may also be more volatile if it focuses its investments in certain countries, especially emerging market countries.
-- Foreign Markets Risk and Currency Risk: Investment in foreign securities involves additional risks relating to political, social and economic developments abroad. Other risks result from the differences between the regulations to which U.S. and foreign issuers and markets are subject. Exposure to foreign currencies may cause the value of the Portfolio to decline in the event that the U.S. dollar strengthens against these currencies, or in the event that foreign governments intervene in the currency markets.
-- Interest Rate Risk: The Portfolio's investment in debt securities involves risks relating to interest rate movement. If interest rates go up, the value of any debt securities held by the Portfolio will decline. Securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations.
-- Credit Risk: Invests in non-investment grade debt securities whose issuers may be more likely to have difficulty making timely payments of interest or principal.

INVESTMENT ADVISER: ING Life Insurance and Annuity Company (formerly Aetna Life Insurance and Annuity Company)
SUBADVISER: Deutsche Investments (Americas) Inc. (Scudder)

ING PARTNERS, INC. -- ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO (FORMERLY PORTFOLIO PARTNERS, INC. (PPI) T. ROWE PRICE GROWTH EQUITY PORTFOLIO) (INITIAL CLASS)

INVESTMENT OBJECTIVE

Seeks long-term capital growth, and secondarily, increasing dividend income.

PRINCIPAL STRATEGIES

Invests primarily (at least 80% of net assets under normal circumstances) in common stocks. The Portfolio concentrates its investments in growth companies. The Portfolio's subadviser seeks investments in companies that have the ability to pay increasing dividends through strong cash flows and whose rates of earnings growth are considered above average. In addition, T. Rowe seeks companies with a lucrative niche in the economy that T. Rowe believes will give them the ability to sustain earnings momentum even during times of slow economic growth.

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It is T. Rowe's belief that when a company's earnings grow faster than both inflation and the overall economy, the market will eventually reward it with a higher stock price. May also purchase foreign stocks, futures, and options, in keeping with its objectives. May have exposure to foreign currencies through its investment in foreign securities, its direct holdings of foreign currencies or through its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of foreign currency at a future date. Investments in foreign securities are limited to 30% of total assets.

PRINCIPAL RISKS

Subject to the following principal risks:
-- Market and Company Risk: The value of the securities in which the Portfolio invests may decline due to changing economic, political or market conditions, or due to the financial condition of the company which issued the security.
-- Growth Stock Risk: Securities of growth companies may be more volatile since such companies usually invest a high portion of earnings in their business, and they may lack the dividends of value stocks that can cushion stock prices in a falling market. In addition, earnings disappointments often lead to sharply falling prices because investors buy growth stocks in anticipation of superior earnings growth.
-- Foreign Markets Risk and Currency Risk: Investment in foreign securities involves additional risks relating to political, social and economic developments abroad. Other risks result from the differences between the regulations to which U.S. and foreign issuers and markets are subject. Exposure to foreign currencies may cause the value of the Portfolio to decline in the event that the U.S. dollar strengthens against these currencies, or in the event that foreign governments intervene in the currency markets.
-- Active or Frequent Trading Risk: Frequent trading increases transaction costs, which could detract from the Portfolio's performance.

INVESTMENT ADVISER: ING Life Insurance and Annuity Company (formerly Aetna Life Insurance and Annuity Company)
SUBADVISER: T. Rowe Price Associates, Inc. (T. Rowe)

ING PARTNERS, INC. -- ING UBS TACTICAL ASSET ALLOCATION PORTFOLIO (FORMERLY PORTFOLIO PARTNERS, INC. -- PPI BRINSON TACTICAL ASSET ALLOCATION PORTFOLIO) (SERVICE CLASS)

INVESTMENT OBJECTIVE

Seeks total return, consisting of long-term capital appreciation and current income.

PRINCIPAL STRATEGIES

Allocates assets between a stock portion designed to track the performance of the Standard & Poor's Composite Index of 500 Stocks (S&P 500 Index) and a fixed income portion consisting of either five-year U.S. Treasury notes or U.S. Treasury bills with remaining maturities of 30 days. The Portfolio's subadviser reallocates the Portfolio's assets in accordance with the recommendations of its own Tactical Allocation Model on the first business day of each month. The Tactical Allocation Model attempts to track the performance of the S&P 500 Index in periods of strong market performance. The Model attempts to take a more defensive posture by reallocating assets to bonds or cash when the Model signals a potential bear market, prolonged downturn in stock prices or significant loss in value.

PRINCIPAL RISKS

Subject to the following principal risks:
-- Market and Company Risk: The value of the securities in which the Portfolio invests may decline due to changing economic, political or market conditions, or due to the financial condition of the company which issued the security.
-- Asset Allocation Risk: The Tactical Allocation Model may not correctly predict the times to shift the Portfolio's assets from one type of investment to another.
-- Interest Rate Risk: The Portfolio's investment in debt securities involves risks relating to interest rate movement. If interest rates go up, the value of any debt securities held by the Portfolio will decline. Securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations.

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-- Index Tracking Risk: The Portfolio expects a close correlation between the performance of the portion of its assets allocated to stocks and that of the S&P 500 Index in both rising and falling markets. The performance of the Portfolio's stock investments, however, generally will not be identical to that of the Index because of the fees and expenses borne by the Portfolio and investor purchases and sales of Portfolio shares, which can occur daily.
-- Derivatives Risk: Loss may result from investments in options, futures, swaps, structured securities and other derivative instruments. These instruments may be leveraged so that small changes may produce disproportionate losses to the Portfolio. A Portfolio investing in a derivative instrument could lose more than the principal amount invested.
-- Active or Frequent Trading Risk: Frequent trading increases transaction costs, which could detract from the Portfolio's performance.

INVESTMENT ADVISER: ING Life Insurance and Annuity Company (formerly Aetna Life Insurance and Annuity Company)
SUBADVISER: UBS Global Asset Management Inc. (formerly Brinson Advisors, Inc.)
(UBS)

ING PARTNERS, INC. -- ING VAN KAMPEN COMSTOCK PORTFOLIO (SERVICE CLASS)

INVESTMENT OBJECTIVE

Seeks capital growth and income.

PRINCIPAL STRATEGIES

Invests in a portfolio of equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks consisting principally of common stocks. Emphasizes a value style of investing seeking well-established, undervalued companies believed to posses the potential for capital growth and income. Portfolio securities are typically sold when the assessments of the Portfolio's subadviser of the capital growth and income potential for such securities materially change. May invest up to 25% of total assets in securities of foreign issuers and may purchase and sell certain derivative instruments, such as options, futures and options on futures, for various portfolio management purposes. Also may invest up to 10% of total assets in high quality short-term debt securities and investment grade corporate debt securities in order to provide liquidity.

PRINCIPAL RISKS

Subject to the following principal risks:
-- Market and Company Risk: The value of the securities in which the Portfolio invests may decline due to changing economic, political or market conditions, or due to the financial condition of the company which issued the security.
-- Small and Mid-Capitalization Company Risk: Investment in small and mid-capitalization companies involves a substantial risk of loss. Small and mid cap companies and the market for their equity securities are more likely to be more sensitive to changes in earnings results and investor expectations. These companies are also likely to have more limited product lines, capital resources and management depth than larger companies.
-- Foreign Markets Risk and Currency Risk: Investment in foreign securities involves additional risks relating to political, social and economic developments abroad. Other risks result from the differences between the regulations to which U.S. and foreign issuers and markets are subject. Exposure to foreign currencies may cause the value of the Portfolio to decline in the event that the U.S. dollar strengthens against these currencies, or in the event that foreign governments intervene in the currency markets.
-- Derivatives Risk: Loss may result from investments in options, futures, swaps, structured securities and other derivative instruments. These instruments may be leveraged so that small changes may produce disproportionate losses to the Portfolio. A Portfolio investing in a derivative instrument could lose more than the principal amount invested.
-- Interest Rate Risk: The Portfolio's investment in debt securities involves risks relating to interest rate movement. If interest rates go up, the value of any debt securities held by the Portfolio will decline. Securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations.
-- Active or Frequent Trading Risk: Frequent trading increases transaction costs, which could detract from the Portfolio's performance.

INVESTMENT ADVISER: ING Life Insurance and Annuity Company (formerly Aetna Life Insurance and Annuity Company)
SUBADVISER: Morgan Stanley Investment Management Inc. d/b/a Van Kampen

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AIM VARIABLE INSURANCE FUNDS -- AIM V.I. CAPITAL APPRECIATION FUND (SERIES I
SHARES)

INVESTMENT OBJECTIVE

Seeks growth of capital.

PRINCIPAL STRATEGIES

Seeks to meet its objective by investing principally in common stocks of companies the portfolio managers believe are likely to benefit from new or innovative products, services or processes as well as those that have experienced above-average, long-term growth in earnings and have excellent prospects for future growth. Portfolio managers consider whether to sell a particular security when any of those factors materially changes. May also invest up to 25% of total assets in foreign securities. In anticipation of or in response to adverse market conditions, for cash management purposes, or for defensive purposes, may temporarily hold all or a portion of its assets in cash or liquid assets.

PRINCIPAL RISKS

Prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. This is especially true with respect to common stocks of smaller companies, whose prices may go up and down more than common stocks of larger, more-established companies. Also, since common stocks of smaller companies may not be traded as often as common stocks of larger, more-established companies, it may be difficult or impossible for the fund to sell securities at a desirable price. Prices of foreign securities may be further affected by other factors, including currency exchange rates, political and economic conditions, regulations, and markets. These factors may affect the prices of securities issued by foreign companies located in developing countries more than those in countries with mature economies. Transaction costs are often higher in developing countries and there may be delays in settlement procedures. To the extent the fund holds cash or liquid assets rather than equity securities, the fund may not achieve its investment objective.

INVESTMENT ADVISER: A I M Advisors, Inc.

AIM VARIABLE INSURANCE FUNDS -- AIM V.I. CORE EQUITY FUND (FORMERLY AIM V.I. GROWTH AND INCOME FUND) (SERIES I SHARES)

INVESTMENT OBJECTIVE

Seeks growth of capital with a secondary objective of current income.

PRINCIPAL STRATEGIES

Seeks to meet its objectives by investing, normally, at least 80% of net assets in equity securities, including convertible securities, of established companies that have long-term above-average growth in earnings and dividends, and growth companies that the portfolio managers believe have the potential for above-average growth in earnings and dividends. In complying with this 80% requirement, investments may include synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the Fund's direct investments, and may include warrants, futures, options, exchange-traded funds and ADRs. May also invest up to 25% of total assets in foreign securities. For risk management purposes, may hold a portion of its assets in cash or the following liquid assets: money market instruments, shares of affiliated money market funds, or high-quality debt instruments.

PRINCIPAL RISKS

Prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. Values of the convertible securities in which the fund may invest also will be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying common stock into which these securities may be converted. Specifically, since these types of convertible securities pay fixed interest and dividends, their values may fall if market interest rates rise and rise if market interest rates fall. Additionally, an issuer may have the right to buy back certain of the convertible securities at a time and at a price that is unfavorable to the fund. Prices of foreign securities may be further affected by other factors, including currency exchange rates, political and economic conditions, regulations, and markets. These factors may affect the

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prices of securities issued by foreign companies located in developing countries more than those in countries with mature economies. Transaction costs are often higher in developing countries and there may be delays in settlement procedures.

INVESTMENT ADVISER: A I M Advisors, Inc.

AIM VARIABLE INSURANCE FUNDS -- AIM V.I. GROWTH FUND (SERIES I SHARES)

INVESTMENT OBJECTIVE

Seeks growth of capital.

PRINCIPAL STRATEGIES

Seeks to meet its investment objective by investing principally in seasoned and better capitalized companies considered to have strong earnings momentum. May invest up to 25% of its assets in foreign securities. Portfolio managers focus on companies that have experienced above-average growth in earnings and have excellent prospects for future growth and consider whether to sell a particular security when any of those factors materially changes. In anticipation of or in response to adverse market conditions, for cash management purposes, or for defensive purposes, may temporarily hold all or a portion of its assets in cash, money market instruments, shares of affiliated money market funds, bonds or other debt securities. May engage in active and frequent trading of portfolio securities to achieve its investment objective which may result in increased transaction costs and brokerage commissions, both of which can lower the actual return on investment.

PRINCIPAL RISKS

Prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. Prices of foreign securities may be further affected by other factors, including currency exchange rates, political and economic conditions, regulations, and markets. These factors may affect the prices of securities issued by foreign companies located in developing countries more than those in countries with mature economies. Transaction costs are often higher in developing countries and there may be delays in settlement procedures.

INVESTMENT ADVISER: A I M Advisors, Inc.

AIM VARIABLE INSURANCE FUNDS -- AIM V.I. PREMIER EQUITY FUND (FORMERLY AIM V.I. VALUE FUND) (SERIES I SHARES)

INVESTMENT OBJECTIVE

Seeks to achieve long-term growth of capital with a secondary objective of income.

PRINCIPAL STRATEGIES

Seeks to meet its objectives by investing, normally, at least 80% of net assets in equity securities, including convertible securities. In complying with the 80% requirement, investments may include synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments, and may include warrants, futures, options, exchange-traded funds and ADRs. Also may invest in preferred stocks and debt instruments that have prospects for growth of capital. Also may invest up to 25% of total assets in foreign securities. Portfolio managers focus on undervalued equity securities of (1) out-of-favor cyclical growth companies;
(2) established growth companies that are undervalued compared to historical relative valuation parameters; (3) companies where there is early but tangible evidence of improving prospects that are not yet reflected in the price of the company's equity securities; and (4) companies whose equity securities are selling at prices that do not reflect the current market value of their assets and where there is reason to expect realization of this potential in the form of increased equity values. Portfolio managers consider whether to sell a particular security when they believe the company no longer fits into any of the above categories.

PRINCIPAL RISKS

Prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. Prices of foreign securities may be further affected by other factors, including currency exchange rates, political and economic conditions, regulations, and markets. These factors may affect the prices of securities issued by foreign companies located in developing countries more than those in countries with mature economies.

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Transaction costs are often higher in developing countries and there may be delays in settlement procedures. If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

INVESTMENT ADVISER: A I M Advisors, Inc.

CALVERT VARIABLE SERIES, INC. -- CALVERT SOCIAL BALANCED PORTFOLIO

INVESTMENT OBJECTIVE

Seeks to achieve a competitive total return through an actively managed NONDIVERSIFIED portfolio of stocks, bonds and money market instruments which offer income and capital growth opportunity and which satisfy the investment and social criteria for the Portfolio.

PRINCIPAL STRATEGIES

Typically invests about 60% of its assets in stocks and 40% in bonds or other fixed-income investments. Stock investments are primarily common stock in large-cap companies, while the fixed-income investments are primarily a wide variety of investment grade bonds. Invests in a combination of stocks, bonds and money market instruments in an attempt to provide a complete investment portfolio in a single product. The Portfolio's investment adviser rebalances the Portfolio quarterly to adjust for changes in market value. The Portfolio is a large-cap, growth-oriented U.S. domestic portfolio, although it may have other investments, including some foreign securities and some mid-cap stocks. For the equity portion, the Portfolio seeks companies with better than average expected growth rates at lower than average valuations. The fixed-income portion reflects an active trading strategy, seeking total return. Equity investments are selected by the subadviser, while the investment adviser manages the fixed-income assets and determines the overall mix for the Portfolio depending upon its view of market conditions and economic outlook.

PRINCIPAL RISKS

The Portfolio could underperform for any of the following reasons: the stock or bond market goes down; the individual stocks and bonds in the Portfolio do not perform as well as expected; or for the fixed-income portion of the Portfolio, the investment adviser's forecast as to interest rates is not correct. Investment in foreign securities involves additional risks relating to political, social and economic developments abroad. Other risks from these investments result from the differences between the regulations to which U.S. and foreign issuers and markets are subject, the potential for foreign markets to be less liquid than U.S. markets, and the currency risk associated with securities that trade in currencies other than the U.S. dollar. If the investment adviser's allocation among different sectors of the stock and bond markets does not perform as well as expected, the Portfolio could also underperform. Since the Portfolio is NONDIVERSIFIED, compared to other funds the Portfolio may invest more of its assets in a smaller number of companies. Gains or losses on a single stock or bond may have greater impact on the Portfolio.

INVESTMENT ADVISER: Calvert Asset Management Company, Inc.
SUBADVISER: NCM Capital Management Group, Inc.

FIDELITY-REGISTERED TRADEMARK- VARIABLE INSURANCE PRODUCTS -- FIDELITY VIP CONTRAFUND-REGISTERED TRADEMARK- PORTFOLIO (INITIAL CLASS)

INVESTMENT OBJECTIVE

Seeks long-term capital appreciation.

PRINCIPAL STRATEGIES

Normally invests primarily in common stocks of companies whose value the Portfolio's investment adviser believes is not fully recognized by the public. May invest in securities of both domestic and foreign issuers. Invests in either "growth" stocks or "value" stocks or both. Uses fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

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PRINCIPAL RISKS

Subject to the following principal investment risks: stock market volatility, foreign exposure, and issuer-specific changes. Stock market volatility refers to the risk that stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments. Foreign exposure refers to the risk that foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently from the U.S. market. Issuer-specific changes refer to the risk that the value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

INVESTMENT ADVISER: Fidelity Management & Research Company
SUBADVISERS: Fidelity Management & Research (U.K.) Inc.; Fidelity Management & Research (Far East) Inc.; Fidelity Investments Japan Limited; FMR Co., Inc.

FIDELITY-REGISTERED TRADEMARK- VARIABLE INSURANCE PRODUCTS -- FIDELITY VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)

INVESTMENT OBJECTIVE

Seeks reasonable income. Also considers the potential for capital appreciation. Seeks to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500 Index.

PRINCIPAL STRATEGIES

Normally invests at least 80% of total assets in income-producing equity securities, which tends to lead to investments in large cap "value" stocks. May also invest in other types of equity securities and debt securities, including lower-quality debt securities. May invest in securities of both domestic and foreign issuers. Uses fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL RISKS

Subject to the following principal investment risks: stock market volatility, interest rate changes, foreign exposure, issuer-specific changes, and "value" investing. Stock market volatility refers to the risk that stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments. Interest rate changes refers to the risk that interest rate increases can cause the price of a debt security to decrease. Foreign exposure refers to the risk that foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently from the U.S. market. Issuer-specific changes refers to the risk that the value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments. "Value" investing refers to the risk that "value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.

INVESTMENT ADVISER: Fidelity Management & Research Company
SUBADVISER: FMR Co., Inc.

FIDELITY-REGISTERED TRADEMARK- VARIABLE INSURANCE PRODUCTS -- FIDELITY VIP GROWTH PORTFOLIO (INITIAL CLASS)

INVESTMENT OBJECTIVE

Seeks to achieve capital appreciation.

PRINCIPAL STRATEGIES

Normally invests primarily in common stocks of companies the investment adviser believes have above-average growth potential (often called "growth" stocks). May invest in securities of both domestic and foreign issuers. Uses fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

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PRINCIPAL RISKS

Subject to the following principal investment risks: stock market volatility, foreign exposure, issuer-specific changes, and "growth" investing. Stock market volatility refers to the risk that stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments. Foreign exposure refers to the risk that foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently from the U.S. market. Issuer-specific changes refers to the risk that the value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. "Growth" investing refers to the risk that "growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.

INVESTMENT ADVISER: Fidelity Management & Research Company
SUBADVISER: FMR Co., Inc.

FIDELITY-REGISTERED TRADEMARK- VARIABLE INSURANCE PRODUCTS -- FIDELITY VIP OVERSEAS PORTFOLIO (INITIAL CLASS)

INVESTMENT OBJECTIVE

Seeks long-term growth of capital.

PRINCIPAL STRATEGIES

Normally invests at least 80% of total assets in foreign securities, primarily in common stocks. Investments are allocated across countries and regions considering the size of the market in each country and region relative to the size of the international market as a whole. Uses fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL RISKS

Subject to the following principal investment risks: stock market volatility, foreign exposure, and issuer-specific changes. Stock market volatility refers to the risk that stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments. Foreign exposure refers to the risk that foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently from the U.S. market. Issuer-specific changes refers to the risk that the value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

INVESTMENT ADVISER: Fidelity Management & Research Company
SUBADVISERS: Fidelity Management & Research (U.K.) Inc.; Fidelity Management & Research (Far East) Inc.; Fidelity International Investment Advisors; Fidelity International Investment Advisors (U.K.) Limited; Fidelity Investments Japan Limited; FMR Co., Inc.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- FRANKLIN SMALL CAP VALUE SECURITIES FUND (FORMERLY FRANKLIN VALUE SECURITIES FUND) (CLASS 2 SHARES)

INVESTMENT OBJECTIVE

A NONDIVERSIFIED fund that seeks long-term total return. Income, while not a goal, is a secondary consideration.

PRINCIPAL STRATEGIES

The fund will normally invest at least 80% of net assets in investments of small capitalization companies that have market capitalization values not exceeding $2.5 billion, at the time of purchase. The fund will invest in equity securities of companies that the fund's manager believes are selling substantially below the underlying value of their assets or their private market value (what a sophisticated investor would pay for the entire company).

PRINCIPAL RISKS

While stocks have historically outperformed other asset classes over the long term, their value tends to go up and down more dramatically over the short term. The manager may invest in value securities if it believes the market may have overreacted to adverse developments or failed to appreciate positive changes. However, value securities

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may not increase in value as anticipated by the manager and may even decline further. Historically, smaller company securities have been more volatile in price and have fluctuated independently from larger company securities, especially over the short term. By having significant investments in particular sectors from time to time, the fund carries greater risk of adverse developments than a fund that always invests in a wide variety of sectors. Because the fund is NONDIVERSIFIED, it may invest a greater portion of its assets in one issuer and have a smaller number of issuers than a diversified fund. Therefore, the fund may be more sensitive to economic, business, political or other changes affecting similar issuers or securities.

INVESTMENT ADVISER: Franklin Advisory Services, LLC

JANUS ASPEN SERIES -- AGGRESSIVE GROWTH PORTFOLIO (INSTITUTIONAL SHARES)

INVESTMENT OBJECTIVE

A NONDIVERSIFIED Portfolio that seeks long-term growth of capital.

PRINCIPAL STRATEGIES

A NONDIVERSIFIED Portfolio that invests primarily in common stocks selected for their growth potential and normally invests at least 50% of its equity assets in medium-sized companies. Medium-sized companies are those whose market capitalization falls within the range of companies in the Standard and Poor's (S&P) MidCap 400 Index. The market capitalizations within the Index will vary, but as of December 31, 2001, they ranged from approximately $225 million to $10.5 billion. The portfolio manager applies a "bottom up" approach in choosing investments. This approach identifies individual companies with earnings growth potential that may not be recognized by the market at large. Assessment is made by looking at companies one at a time, regardless of size, country of organization, place of principal business activity, or other similar selection criteria. If the portfolio manager is unable to find investments with earnings growth potential, a significant portion of assets may be in cash or similar investments.

PRINCIPAL RISKS

Because the Portfolio may invest substantially all of its assets in common stocks, the main risk is that the value of the stocks it holds might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. In addition, a NONDIVERSIFIED Portfolio may hold larger positions in a smaller number of issuers. As a result, a single security's increase or decrease in value may have a greater impact on the Portfolio's net asset value and total return than a comparable diversified Portfolio. Performance may also be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities (high-yield/high-risk bonds or "junk" bonds) or companies with relatively small market capitalizations. Smaller or newer companies may suffer more significant losses as well as realize more substantial growth than larger or more established issuers. Investments in such companies tend to be more volatile and somewhat more speculative. Issues associated with investing in foreign securities include currency risk, political and economic risk, regulatory risk, market risk and transaction costs. High-yield/high-risk bonds present greater risk of default (the failure to make timely interest and principal payments) than higher quality bonds.

INVESTMENT ADVISER: Janus Capital

JANUS ASPEN SERIES -- BALANCED PORTFOLIO (INSTITUTIONAL SHARES)

INVESTMENT OBJECTIVE

Seeks long-term capital growth, consistent with preservation of capital and balanced by current income.

PRINCIPAL STRATEGIES

Normally invests 40-60% of its assets in securities selected primarily for their growth potential and 40-60% of its assets in securities selected primarily for their income potential. Will normally invest at least 25% of its assets in fixed-income securities. The portfolio manager applies a "bottom up" approach in choosing investments. This approach identifies individual companies with earnings growth potential that may not be recognized by the market at large. Assessment is made by looking at companies one at a time, regardless of size, country of organization, place of principal business activity, or other similar selection criteria. If the portfolio manager is unable to find investments with earnings growth potential, a significant portion of assets may be in cash or similar investments.

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PRINCIPAL RISKS

Because the Portfolio may invest a significant portion of its assets in common stocks, the main risk is that the value of the stocks it holds might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. The income component of the Portfolio's holdings includes fixed-income securities which generally will decrease in value when interest rates rise. Another fundamental risk associated with fixed-income securities is the risk that an issuer of a bond will be unable to make principal and interest payments when due (i.e. credit risk). Performance may also be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities (high-yield/ high-risk bonds or "junk" bonds) or companies with relatively small market capitalizations. Smaller or newer companies may suffer more significant losses as well as realize more substantial growth than larger or more established issuers. Investments in such companies tend to be more volatile and somewhat more speculative. Issues associated with investing in foreign securities include currency risk, political and economic risk, regulatory risk, market risk and transaction costs. High-yield/high-risk bonds present greater risk of default (the failure to make timely interest and principal payments) than higher quality bonds.

INVESTMENT ADVISER: Janus Capital

JANUS ASPEN SERIES -- CAPITAL APPRECIATION PORTFOLIO (SERVICE SHARES)

INVESTMENT OBJECTIVE

A NONDIVERSIFIED Portfolio that seeks long-term growth of capital.

PRINCIPAL STRATEGIES

A NONDIVERSIFIED Portfolio that invests primarily in common stocks selected for their growth potential. May invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies. The portfolio manager applies a "bottom up" approach in choosing investments. This approach identifies individual companies with earnings growth potential that may not be recognized by the market at large. Assessment is made by looking at companies one at a time, regardless of size, country of organization, place of principal business activity, or other similar selection criteria. This approach is used for both domestic and foreign securities. If the portfolio manager is unable to find investments with earnings growth potential, a significant portion of assets may be in cash or similar investments.

PRINCIPAL RISKS

Because the Portfolio may invest substantially all of its assets in common stocks, the main risk is that the value of the stocks it holds might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. In addition, a NONDIVERSIFIED Portfolio may hold larger positions in a smaller number of issuers. As a result, a single security's increase or decrease in value may have a greater impact on the Portfolio's net asset value and total return than a comparable diversified Portfolio. Performance may also be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. Smaller or newer companies may suffer more significant losses as well as realize more substantial growth than larger or more established issuers. Investments in such companies tend to be more volatile and somewhat more speculative. Issues associated with investing in foreign securities include currency risk, political and economic risk, regulatory risk, market risk and transaction costs.

INVESTMENT ADVISER: Janus Capital

JANUS ASPEN SERIES -- FLEXIBLE INCOME PORTFOLIO (INSTITUTIONAL SHARES)

INVESTMENT OBJECTIVE

Seeks to obtain maximum total return, consistent with preservation of capital.

PRINCIPAL STRATEGIES

Invests primarily in a wide variety of income-producing securities such as corporate bonds and notes, government securities and preferred stock. Will invest at least 80% of its assets in income-producing securities. May own an unlimited amount of high-yield/high-risk bonds which may be a big part of the portfolio. The portfolio manager applies a "bottom up" approach in choosing investments. This approach identifies individual income-producing

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securities one at a time considering economic factors such as the effect of interest rates on the Portfolio's investments. If the portfolio manager is unable to find investments that meet his investment criteria, the Portfolio's assets may be in cash or similar investments.

PRINCIPAL RISKS

Because the Portfolio invests substantially all of its assets in fixed-income securities, it is subject to risks such as credit or default risks or decreased value due to interest rate increases. Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. Performance may also be affected by risks specific to certain types of investments, such as foreign securities, derivative investments and initial public offerings (IPOs). One of the fundamental risks associated with all fixed-income funds is credit risk, which is the risk that an issuer will be unable to make principal and interest payments when due. Corporate debt securities, particularly those rated below investment grade, present the highest credit risk. Issues associated with investing in foreign securities include currency risk, political and economic risk, regulatory risk, market risk and transaction costs.

INVESTMENT ADVISER: Janus Capital

JANUS ASPEN SERIES -- GROWTH PORTFOLIO (INSTITUTIONAL SHARES)

INVESTMENT OBJECTIVE

Seeks long-term growth of capital in a manner consistent with the preservation of capital.

PRINCIPAL STRATEGIES

Invests primarily in common stocks selected for their growth potential. Although it can invest in companies of any size, it generally invests in larger, more established companies. The portfolio manager applies a "bottom up" approach in choosing investments. This approach identifies individual companies with earnings growth potential that may not be recognized by the market at large. Assessment is made by looking at companies one at a time, regardless of size, country of organization, place of principal business activity, or other similar selection criteria. If the portfolio manager is unable to find investments with earnings growth potential, a significant portion of assets may be in cash or similar investments.

PRINCIPAL RISKS

Because the Portfolio may invest substantially all of its assets in common stocks, the main risk is that the value of the stocks it holds might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. Performance may also be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities (high-yield/ high-risk bonds or "junk" bonds) or companies with relatively small market capitalizations. Smaller or newer companies may suffer more significant losses as well as realize more substantial growth than larger or more established issuers. Investments in such companies tend to be more volatile and somewhat more speculative. Issues associated with investing in foreign securities include currency risk, political and economic risk, regulatory risk, market risk and transaction costs. High-yield/high-risk bonds present greater risk of default (the failure to make timely interest and principal payments) than higher quality bonds.

INVESTMENT ADVISER: Janus Capital

JANUS ASPEN SERIES -- WORLDWIDE GROWTH PORTFOLIO (INSTITUTIONAL SHARES)

INVESTMENT OBJECTIVE

Seeks long-term growth of capital in a manner consistent with the preservation of capital.

PRINCIPAL STRATEGIES

Invests primarily in common stocks of companies of any size located throughout the world. Normally invests in issuers from at least five different countries, including the United States. May at times invest in fewer than five countries or even in a single country. Portfolio managers apply a "bottom up" approach in choosing investments. This approach identifies individual companies with earnings growth potential that may not be recognized by the market at large. Assessment is made by looking at companies one at a time, regardless of size, country of organization, place of principal business activity, or other similar selection criteria. Foreign securities are generally

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selected on a stock-by-stock basis without regard to any defined allocation among countries or geographic regions. However, certain factors such as expected levels of inflation, government policies influencing business conditions, the outlook for currency relationships, and prospects for economic growth among countries, regions or geographic areas may warrant greater consideration in selecting foreign securities.

PRINCIPAL RISKS

Because the Portfolio may invest substantially all of its assets in common stocks, the main risk is that the value of the stocks it holds might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. Performance may also be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities (high-yield/ high-risk bonds or "junk" bonds) or companies with relatively small market capitalizations. Smaller or newer companies may suffer more significant losses as well as realize more substantial growth than larger or more established issuers. Investments in such companies tend to be more volatile and somewhat more speculative. Issues associated with investing in foreign securities include currency risk, political and economic risk, regulatory risk, market risk and transaction costs. The Portfolio may have significant exposure to foreign markets and may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. High-yield/high-risk bonds present greater risk of default (the failure to make timely interest and principal payments) than higher quality bonds.

INVESTMENT ADVISER: Janus Capital

LORD ABBETT SERIES FUND, INC. -- GROWTH AND INCOME PORTFOLIO (CLASS VC SHARES)

INVESTMENT OBJECTIVE

Seeks long-term growth of capital and income without excessive fluctuations in market value.

PRINCIPAL STRATEGIES

Primarily purchases equity securities of large, seasoned, U.S. and multinational companies which Lord Abbett, the Fund's investment adviser, believes are undervalued. May invest in equity securities such as common stocks, convertible bonds, convertible preferred stocks and warrants and similar instruments. Under normal circumstances, will invest at least 80% of net assets in equity securities of large companies with market capitalizations of at least $5 billion at the time of purchase. This market capitalization may vary in response to changes in the markets. In selecting investments, the Fund attempts to invest in securities selling at reasonable prices in relation to Lord Abbett's assessment of their potential value. The Fund generally sells a stock when Lord Abbett thinks it seems less likely to benefit from the current market and economic environment, shows deteriorating fundamentals, or has reached the Fund's valuation target.

PRINCIPAL RISKS

Subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with value stocks. The value of an investment will fluctuate in response to movements in the stock market in general and to the changing prospects of individual companies in which the Fund invests. Large value stocks may perform differently than the market as a whole and other types of stocks, such as small company stocks and growth stocks. This is because different types of stocks tend to shift in and out of favor depending on market and economic conditions. The market may fail to recognize the intrinsic value of particular value stocks for a long time. In addition, if the Fund's assessment of a company's value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund is not a complete investment program and may not be appropriate for all investors. Investments in the Fund could lose money.

INVESTMENT ADVISER: Lord, Abbett & Co. (Lord Abbett)

LORD ABBETT SERIES FUND, INC. -- MID-CAP VALUE PORTFOLIO (CLASS VC SHARES)

INVESTMENT OBJECTIVE

Seeks capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.

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PRINCIPAL STRATEGIES

Normally invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in equity securities of mid-sized companies, those with market capitalizations of roughly $500 million to $10 billion, at the time of purchase. This market capitalization range may vary in response to changes in the markets. The Fund will provide shareholders with at least 60 days notice of any change in this 80% policy. Equity securities in which the Fund may invest include common stocks, convertible bonds, convertible preferred stocks and warrants. In selecting investments, the Fund, using a value approach, tries to identify stocks of companies that have the potential for significant market appreciation, due to growing recognition of improvement in their financial results, or increasing anticipation of such improvement. In trying to identify those companies, the Fund looks for such factors as: changes in economic and financial environment; new or improved products or services; new or rapidly expanding markets; changes in management or structure of the company; price increases for the company's products or services; improved efficiencies resulting from new technologies or changes in distribution; and changes in government regulations, political climate or competitive conditions.

PRINCIPAL RISKS

Subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with value and mid-sized company stocks. The value of an investment will fluctuate in response to movements in the stock market in general and to the changing prospects of individual companies in which the Fund invests. The stocks of mid-sized companies may perform differently than the market as a whole and other types of stocks, such as large company stocks and growth stocks. The market may fail to recognize the intrinsic value of particular stocks for a long time. In addition, if the Fund's assessment of a company's value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market. Investments in mid-sized company stocks generally involve greater risks than investments in large-company stocks. Mid-sized companies may be less able to weather economic shifts or other adverse developments than larger, more established companies. They may have relatively less experienced management and unproven track records. They may rely on limited product lines and have more limited financial resources. In addition, there may be less liquidity in mid-sized company stocks, subjecting them to greater price fluctuations than larger company stocks. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund is not a complete investment program and may not be appropriate for all investors. Investments in the Fund could lose money.

INVESTMENT ADVISER: Lord, Abbett & Co. (Lord Abbett)

OPPENHEIMER VARIABLE ACCOUNT FUNDS -- OPPENHEIMER GLOBAL SECURITIES FUND/VA

INVESTMENT OBJECTIVE

Seeks long-term capital appreciation by investing a substantial portion of assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation possibilities.

PRINCIPAL STRATEGIES

Invests mainly in common stocks and can also buy other equity securities, including preferred stocks and convertible securities in the U.S. and foreign countries. Can invest without limit in any country, including countries with developed or emerging markets, but currently emphasizes investments in developed markets. Normally will invest in at least three countries (one of which may be the United States). Can also use hedging instruments and certain derivative investments. In selecting securities, the portfolio manager looks primarily for foreign and U.S. companies with high growth potential, using fundamental analysis of a company's financial statements and management structure, and analysis of the company's operations and product development, as well as the industry of which the issuer is part. The portfolio manager considers overall and relative economic conditions in U.S. and foreign markets, and seeks broad diversification in different countries to help moderate the special risks of foreign investing.

PRINCIPAL RISKS

Stocks fluctuate in price, and their short-term volatility at times may be great. Additionally, stocks of issuers in a particular industry may be affected by changes in economic conditions that affect that industry more than others, or by changes in government regulations, availability of basic resources or supplies, or other events. The value of foreign investments may be affected by exchange control regulations, expropriation or nationalization of a company's assets, foreign taxes, changes in governmental economic or monetary policy in the U.S. or abroad or other political and economic factors. Investing in derivative investments carries the risk that if the issuer of the derivative does not pay the amount due, the Fund can lose money on the investment. Also, the underlying security or investment on which the derivative is based, and the derivative itself, might not perform the way the investment adviser expected it to perform.

INVESTMENT ADVISER: OppenheimerFunds, Inc.

OPPENHEIMER VARIABLE ACCOUNT FUNDS -- OPPENHEIMER STRATEGIC BOND FUND/VA

INVESTMENT OBJECTIVE

Seeks a high level of current income principally derived from interest on debt securities.

PRINCIPAL STRATEGIES

Invests mainly in debt securities of issuers in three market sectors: foreign governments and companies, U.S. Government securities, and lower-grade high-yield securities of U.S. and foreign companies. Can invest up to 100% of its assets in any one sector at any time, if the Fund's investment adviser believes that in doing so the Fund can achieve its objective without undue risk. Can invest in securities having short, medium or long-term maturities and may invest without limit in lower-grade high-yield debt obligations, also called "junk bonds." Foreign investments can include debt securities of issuers in developed markets as well as emerging markets, which have special risks. Can also use hedging instruments and certain derivative investments to try to enhance income or to try to manage investment risks. In selecting securities, the portfolio managers analyze the overall investment opportunities and risks in individual national economies with an overall strategy of building a broadly-diversified portfolio of debt securities to help moderate the special risks of investing in high-yield debt instruments and foreign securities.

PRINCIPAL RISKS

Debt securities are subject to credit risk which refers to the risk that if the issuer fails to pay interest, or if the issuer fails to repay principal, the value of that security and of the Fund's shares might be reduced. Credit risks of lower-grade securities are greater than those of investment-grade bonds. Lower-grade debt securities may be subject to greater market fluctuations and greater risks of loss of income and principal. The value of foreign investments may be affected by exchange control regulations, expropriation or nationalization of a company's assets, foreign taxes, delays in settlement of transactions, changes in governmental economic or monetary policy in the U.S. or abroad, or other political and economic factors. Securities of issuers in emerging and developing markets may be more difficult to sell at an acceptable price and their prices may be more volatile than securities of issuers in more developed markets. The Fund is also subject to interest rate risk and prepayment risk. The investment adviser's expectations about the relative performance of the three principal sectors in which the Fund invests may be inaccurate, and the Fund's returns might be less than other funds using similar strategies. Investing in derivative investments carries the risk that if the issuer of the derivative does not pay the amount due, the Fund can lose money on the investment. Also, the underlying security or investment on which the derivative is based, and the derivative itself, might not perform the way the investment adviser expected it to perform.

INVESTMENT ADVISER: OppenheimerFunds, Inc.

PIONEER VARIABLE CONTRACTS TRUST -- PIONEER EQUITY INCOME VCT PORTFOLIO (CLASS I SHARES)

INVESTMENT OBJECTIVE

Seeks current income and long-term growth of capital from a portfolio consisting primarily of income producing equity securities of U.S. corporations.

PRINCIPAL STRATEGIES

Invests at least 80% of total assets in income producing equity securities of U.S. issuers. Income producing equity securities in which the Portfolio may invest include common stocks, preferred stocks and interests in real estate investment trusts. Remainder of the Portfolio may be invested in debt securities, most of which are expected to be convertible into common stocks. Pioneer, the Portfolio's investment adviser, uses a value approach to select the Portfolio's investments. Using this investment style, Pioneer seeks securities selling at substantial discounts to their underlying values and then holds these securities until the market values reflect their intrinsic values. Pioneer evaluates a security's potential value, including the attractiveness of its market valuation, based on the company's assets and prospects for earnings growth. Pioneer also considers a security's potential to provide a reasonable amount of income. In making these assessments, Pioneer employs due diligence and fundamental research, an evaluation of the issuer based on its financial statements and operations, employing a bottom-up analytic style. Factors Pioneer looks for in selecting investments include: favorable expected returns relative to perceived risk; management with demonstrated ability and commitment to the company; low market valuations relative to earnings forecast, book value, cash flow and sales; and good prospects for dividend growth.

PRINCIPAL RISKS

Even though the Portfolio seeks current income and long-term growth of capital, you could lose money on your investment or not make as much as if you invested elsewhere if the stock market goes down (this risk may be greater in the short term), if value stocks fall out of favor with investors, or if the Portfolio's assets remain undervalued or do not have the potential value originally expected. Other risks include the possibility that stocks selected for income may not achieve the same return as securities selected for capital appreciation and that interest rates or inflation may increase.

INVESTMENT ADVISER: Pioneer Investment Management, Inc. (Pioneer)

PIONEER VARIABLE CONTRACTS TRUST -- PIONEER FUND VCT PORTFOLIO (CLASS I SHARES)

INVESTMENT OBJECTIVE

Seeks reasonable income and capital growth.

PRINCIPAL STRATEGIES

Invests in a broad list of carefully selected, reasonably priced securities rather than in securities whose prices reflect a premium resulting from their current market popularity. Invests the major portion of its assets in equity securities, primarily of U.S. issuers. Equity securities include common stocks and other equity instruments, such as convertible debt, depositary receipts, warrants, rights, interest in real estate investment trusts and preferred stocks. Although the Portfolio focuses on securities that have paid dividends in the preceding 12 months, it may purchase or hold securities that do not provide income if the Portfolio expects them to increase in value. Pioneer, the Portfolio's investment adviser, uses a value approach to select the Portfolio's investments. Using this investment style, Pioneer seeks securities selling at reasonable prices or substantial discounts to their underlying values and holds these securities until the market values reflect their intrinsic values. Pioneer evaluates a security's potential value, including the attractiveness of its market valuation, based on the company's assets and prospects for earnings growth. In making that assessment, Pioneer employs due diligence and fundamental research, and an evaluation of the issuer based on its financial statements and operations. Pioneer focuses on the quality and price of individual issuers, not on economic sector or market-timing strategies. Factors Pioneer looks for in selecting investments include: favorable expected returns relative to perceived risk; above average potential for earnings and revenue growth; low market valuations relative to earnings forecast, book value, cash flow and sales; and a sustainable competitive advantage, such as a brand name, customer base, proprietary technology or economies of scale.

PRINCIPAL RISKS

Even though the Portfolio seeks reasonable income and capital growth, you could lose money on your investment or not make as much as if you invested elsewhere if the stock market goes down (this risk may be greater in the short term) or if value stocks fall out of favor with investors. The Portfolio's assets may also remain undervalued or not realize the potential value originally expected or the stocks selected for income may not achieve the same return as securities selected for capital growth.

INVESTMENT ADVISER: Pioneer Investment Management, Inc. (Pioneer)

PIONEER VARIABLE CONTRACTS TRUST -- PIONEER MID CAP VALUE VCT PORTFOLIO (CLASS I SHARES)

INVESTMENT OBJECTIVE

Seeks capital appreciation by investing in a diversified portfolio of securities consisting primarily of common stocks.

PRINCIPAL STRATEGIES

Normally, invests at least 80% of total assets in equity securities of mid-size companies, that is, companies with market values within the range of market values of companies included in Standard & Poor's MidCap 400 Index. Equity securities include common stocks and other equity instruments, such as convertible debt, depositary receipts, warrants, rights, interests in real estate investment trusts and preferred stocks. Pioneer, the Portfolio's investment adviser, uses a value approach to select the Portfolio's investments. Using this investment style, Pioneer seeks securities selling at substantial discounts to their underlying values and holds these securities until the market values reflect their intrinsic values. Pioneer evaluates a security's potential value, including the attractiveness of its market valuation, based on the company's assets and prospects for earnings growth. In making that assessment, Pioneer employs due diligence and fundamental research, an evaluation of the issuer based on its financial statements and operations, employing a bottom-up analytic style. Pioneer focuses on the quality and price of individual issuers, not on economic sector or market-timing strategies. Factors Pioneer looks for in selecting investments include: favorable expected returns relative to perceived risk; management with demonstrated ability and commitment to the company; low market valuations relative to earnings forecast, book value, cash flow and sales; turnaround potential for companies that have been through difficult periods; estimated private market value in excess of current stock price; and issuers in industries with strong fundamentals such as increasing or sustainable demand and barriers to entry.

PRINCIPAL RISKS

Even though the Portfolio seeks capital appreciation, you could lose money on your investment or not make as much as if you invested elsewhere if the stock market goes down (this risk may be greater in the short term), if mid-size or value stocks fall out of favor with investors, or if the Portfolio's assets remain undervalued or do not have the potential value originally expected. The Portfolio also has risks associated with investing in mid-size companies. Compared to large companies, mid-size companies and the market for their equity securities, are likely to be more sensitive to changes in earnings results and investor expectations, have more limited product lines and capital resources, and experience sharper swings in the market values. It also might be harder to sell at the times and prices Pioneer thinks is appropriate and there may be a greater potential for gain and loss.

INVESTMENT ADVISER: Pioneer Investment Management, Inc. (Pioneer)

                                   APPENDIX V
                        CONDENSED FINANCIAL INFORMATION
------------------------------------------------------------------

                                    TABLE I
   (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR THE PERIOD ENDED DECEMBER 31, 2001 IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY ERNST & YOUNG LLP, INDEPENDENT AUDITORS. THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR EACH OF THE PERIODS IN THE NINE-YEAR PERIOD ENDED DECEMBER 31, 2000 (AS APPLICABLE), IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY OTHER AUDITORS. THE FINANCIAL STATEMENTS AND THE INDEPENDENT AUDITORS' REPORT THEREON FOR THE YEAR ENDED DECEMBER 31, 2001 ARE INCLUDED IN THE STATEMENT OF ADDITIONAL INFORMATION.

                                       2001          2000          1999          1998          1997          1996          1995
                                       ----          ----          ----          ----          ----          ----          ----
ING VP ASCENT PORTFOLIO
Value at beginning of period           $18.100       $18.450       $16.337       $15.860       $13.395       $10.976      $10.000(1)
Value at end of period                 $15.811       $18.100       $18.450       $16.337       $15.860       $13.395      $10.976
Number of accumulation units
 outstanding at end of period          366,303       423,053       473,603       592,247       554,873       201,475       49,748
ING VP BALANCED PORTFOLIO, INC.
Value at beginning of period           $23.936       $24.372       $21.723       $18.811       $15.551       $17.954(1)   $14.288
Value at end of period                 $22.642       $23.936       $24.372       $21.723       $18.811       $15.551      $17.954
Number of accumulation units
 outstanding at end of period        4,053,042     4,540,991     5,427,321     6,268,762     6,663,594     7,803,572    9,193,181
ING VP BOND PORTFOLIO
Value at beginning of period           $15.007       $13.859       $14.137       $13.238       $12.377       $46.913(2)   $40.173
Value at end of period                 $16.115       $15.007       $13.859       $14.137       $13.238       $12.377      $46.913
Number of accumulation units
 outstanding at end of period        1,882,061     1,685,438     2,085,755     2,490,832     2,482,652     3,717,900    2,377,622
ING VP CROSSROADS PORTFOLIO
Value at beginning of period           $16.707       $16.847       $15.478       $14.797       $12.744       $10.862      $10.000(1)
Value at end of period                 $15.345       $16.707       $16.847       $15.478       $14.797       $12.744      $10.862
Number of accumulation units
 outstanding at end of period          266,564       314,495       372,046       514,093       424,250       165,860       47,204
ING VP GROWTH PORTFOLIO
Value at beginning of period           $20.761       $23.875       $17.912       $13.173       $11.137(1)
Value at end of period                 $14.953       $20.761       $23.875       $17.912       $13.173
Number of accumulation units
 outstanding at end of period          546,125       644,933       516,658       289,055        21,371
ING VP GROWTH AND INCOME PORTFOLIO
Value at beginning of period           $25.588       $29.100       $25.094       $22.194       $17.302      $137.869(3)  $105.558
Value at end of period                 $20.618       $25.588       $29.100       $25.094       $22.194       $17.302     $137.869
Number of accumulation units
 outstanding at end of period       13,049,579    15,052,266    17,496,241    19,989,922    21,842,444    29,130,769    6,364,000
ING VP INDEX PLUS LARGECAP
PORTFOLIO
Value at beginning of period           $20.618       $23.044       $18.772       $14.444       $10.924       $10.000(4)
Value at end of period                 $17.587       $20.618       $23.044       $18.772       $14.444       $10.924
Number of accumulation units
 outstanding at end of period        1,322,389     1,239,414     1,067,590       616,724       159,461        13,142
ING VP INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period           $14.751       $12.455       $10.891        $9.925(1)
Value at end of period                 $14.374       $14.751       $12.455       $10.891
Number of accumulation units
 outstanding at end of period          284,426       185,615        51,901        35,031
ING VP INDEX PLUS SMALLCAP
PORTFOLIO
Value at beginning of period           $10.461        $9.645        $8.815        $9.918(1)
Value at end of period                 $10.579       $10.461        $9.645        $8.815
Number of accumulation units
 outstanding at end of period          134,002        91,047        73,715        40,793
ING VP INTERNATIONAL EQUITY
PORTFOLIO
Value at beginning of period           $11.484       $14.594        $9.765       $10.182(1)
Value at end of period                  $8.632       $11.484       $14.594        $9.765
Number of accumulation units
 outstanding at end of period           80,579       102,558        55,009        25,090

                                        1994          1993          1992
                                        ----          ----          ----
ING VP ASCENT PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
ING VP BALANCED PORTFOLIO, INC.
Value at beginning of period            $14.519       $13.379       $12.736
Value at end of period                  $14.288       $14.519       $13.379
Number of accumulation units
 outstanding at end of period        21,990,186    30,784,750    34,802,433
ING VP BOND PORTFOLIO
Value at beginning of period            $42.283       $39.038       $36.789
Value at end of period                  $40.173       $42.283       $39.038
Number of accumulation units
 outstanding at end of period         5,108,720     8,210,666     8,507,292
ING VP CROSSROADS PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
ING VP GROWTH PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
ING VP GROWTH AND INCOME PORTFOLIO
Value at beginning of period           $107.925      $102.383       $97.165
Value at end of period                 $105.558      $107.925      $102.383
Number of accumulation units
 outstanding at end of period        13,966,072    21,148,863    24,201,565
ING VP INDEX PLUS LARGECAP
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
ING VP INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
ING VP INDEX PLUS SMALLCAP
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
ING VP INTERNATIONAL EQUITY
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period

------------------------------------------------------------------

                                       2001          2000          1999          1998          1997          1996          1995
                                       ----          ----          ----          ----          ----          ----          ----
ING VP LEGACY PORTFOLIO
Value at beginning of period           $15.667       $15.135       $14.310       $13.550       $11.982       $10.626      $10.000(1)
Value at end of period                 $15.104       $15.667       $15.135       $14.310       $13.550       $11.982      $10.626
Number of accumulation units
 outstanding at end of period          336,932       359,253       412,346       507,368       382,217       188,303       20,531
ING VP MONEY MARKET PORTFOLIO
Value at beginning of period           $13.571       $12.917       $12.447       $11.951       $11.473       $37.988(5)   $36.271
Value at end of period                 $13.929       $13.571       $12.917       $12.447       $11.951       $11.473      $37.988
Number of accumulation units
 outstanding at end of period        2,629,444     2,471,828     2,636,397     2,329,195     2,227,782     3,510,588    1,826,260
ING VP SMALL COMPANY PORTFOLIO
Value at beginning of period           $18.568       $17.617       $13.633       $13.654       $10.816(1)
Value at end of period                 $19.070       $18.568       $17.617       $13.633       $13.654
Number of accumulation units
 outstanding at end of period          366,998       295,893       183,701       208,454        71,911
ING VP TECHNOLOGY PORTFOLIO
Value at beginning of period            $5.831        $9.999(1)
Value at end of period                  $4.436        $5.831
Number of accumulation units
 outstanding at end of period          394,229       276,443
ING VP VALUE OPPORTUNITY PORTFOLIO
Value at beginning of period           $20.602       $18.930       $16.030       $13.261       $10.977(1)
Value at end of period                 $18.388       $20.602       $18.930       $16.030       $13.261
Number of accumulation units
 outstanding at end of period          305,477       157,727       118,476       112,739        33,295
ING VP INTERNATIONAL VALUE
PORTFOLIO
Value at beginning of period            $9.844(1)
Value at end of period                  $9.542
Number of accumulation units
 outstanding at end of period           23,434
ING VP MIDCAP OPPORTUNITIES
PORTFOLIO
Value at beginning of period           $10.042(2)
Value at end of period                  $9.446
Number of accumulation units
 outstanding at end of period            2,083
ING VP SMALLCAP OPPORTUNITIES
PORTFOLIO
Value at beginning of period           $10.123(2)
Value at end of period                  $8.945
Number of accumulation units
 outstanding at end of period            2,593
AIM V.I. CAPITAL APPRECIATION FUND
Value at beginning of period           $12.101       $13.753       $10.217(1)
Value at end of period                  $9.168       $12.101       $13.753
Number of accumulation units
 outstanding at end of period          103,951       105,550         7,992
AIM V.I. GROWTH FUND
Value at beginning of period            $9.477       $12.069        $9.819(1)
Value at end of period                  $6.188        $9.477       $12.069
Number of accumulation units
 outstanding at end of period          139,899       141,427        31,910
AIM V.I. CORE EQUITY FUND
Value at beginning of period            $9.887       $11.716        $9.627(1)
Value at end of period                  $7.534        $9.887       $11.716
Number of accumulation units
 outstanding at end of period          251,216       219,944        53,572
AIM V.I. PREMIER EQUITY FUND
Value at beginning of period            $9.699       $11.506        $9.746(1)
Value at end of period                  $8.375        $9.699       $11.506
Number of accumulation units
 outstanding at end of period          162,645       124,167        49,173
CALVERT SOCIAL BALANCED PORTFOLIO
Value at beginning of period           $11.133       $11.637       $10.500        $9.839(2)
Value at end of period                 $10.231       $11.133       $11.637       $10.500
Number of accumulation units
 outstanding at end of period           36,379        23,977        29,860        17,068

                                        1994          1993          1992
                                        ----          ----          ----
ING VP LEGACY PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
ING VP MONEY MARKET PORTFOLIO
Value at beginning of period            $35.282       $34.619       $33.812
Value at end of period                  $36.271       $35.282       $34.619
Number of accumulation units
 outstanding at end of period         3,679,802     5,086,515     7,534,662
ING VP SMALL COMPANY PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
ING VP TECHNOLOGY PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
ING VP VALUE OPPORTUNITY PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
ING VP INTERNATIONAL VALUE
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
ING VP MIDCAP OPPORTUNITIES
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
ING VP SMALLCAP OPPORTUNITIES
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AIM V.I. CAPITAL APPRECIATION FUND
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AIM V.I. GROWTH FUND
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AIM V.I. CORE EQUITY FUND
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AIM V.I. PREMIER EQUITY FUND
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
CALVERT SOCIAL BALANCED PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period

------------------------------------------------------------------

                                       2001          2000          1999          1998          1997          1996          1995
                                       ----          ----          ----          ----          ----          ----          ----
FIDELITY-REGISTERED TRADEMARK- VIP
EQUITY-INCOME PORTFOLIO
Value at beginning of period           $24.567       $22.942       $21.848       $19.818       $15.664       $13.880      $10.403
Value at end of period                 $23.057       $24.567       $22.942       $21.848       $19.818       $15.664      $13.880
Number of accumulation units
 outstanding at end of period        1,042,820       946,481     1,171,916     1,332,063     1,311,211     1,166,495      766,360
FIDELITY-REGISTERED TRADEMARK- VIP
GROWTH PORTFOLIO
Value at beginning of period           $31.791       $36.160       $26.641       $19.339       $15.858       $14.000      $10.472
Value at end of period                 $25.853       $31.791       $36.160       $26.641       $19.339       $15.858      $14.000
Number of accumulation units
 outstanding at end of period        1,454,622     1,500,686     1,477,316     1,278,104     1,110,079       994,616      612,992
FIDELITY-REGISTERED TRADEMARK- VIP
OVERSEAS PORTFOLIO
Value at beginning of period           $15.838       $19.825       $14.074       $12.640       $11.473       $10.262       $9.474
Value at end of period                 $12.330       $15.838       $19.825       $14.074       $12.640       $11.473      $10.262
Number of accumulation units
 outstanding at end of period          137,442       146,480       164,209       194,687       221,450       182,533      166,303
FIDELITY-REGISTERED TRADEMARK- VIP
CONTRAFUND-REGISTERED TRADEMARK-
PORTFOLIO
Value at beginning of period           $24.923       $27.024       $22.023       $17.156       $13.994       $11.681      $10.000(2)
Value at end of period                 $21.598       $24.923       $27.024       $22.023       $17.156       $13.994      $11.681
Number of accumulation units
 outstanding at end of period          742,484       805,532       888,915       834,976       811,557       500,034      174,259
FRANKLIN SMALL CAP VALUE SECURITIES
FUND
Value at beginning of period            $8.071(3)
Value at end of period                 $10.293
Number of accumulation units
 outstanding atend of period             1,354
JANUS ASPEN AGGRESSIVE GROWTH
PORTFOLIO
Value at beginning of period           $30.318       $45.025       $20.226       $15.254       $13.710       $12.861      $10.000(2)
Value at end of period                 $18.127       $30.318       $45.025       $20.226       $15.254       $13.710      $12.861
Number of accumulation units
 outstanding at end of period        1,307,191     1,454,286     1,118,453       565,275       493,462       495,557      167,920
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period           $24.969       $25.859       $20.657       $15.576       $12.917       $11.259      $10.000(1)
Value at end of period                 $23.498       $24.969       $25.859       $20.657       $15.576       $12.917      $11.259
Number of accumulation units
 outstanding at end of period        1,038,256       960,790       760,024       447,035       241,028       127,631       34,072
JANUS ASPEN FLEXIBLE INCOME
PORTFOLIO
Value at beginning of period           $10.971       $10.455       $10.419       $10.054(1)
Value at end of period                 $11.672       $10.971       $10.455       $10.419
Number of accumulation units
 outstanding at end of period          162,059        88,906        58,739        54,517
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period           $26.504       $31.406       $22.086       $16.485       $13.599       $11.626      $10.000(1)
Value at end of period                 $19.699       $26.504       $31.406       $22.086       $16.485       $13.599      $11.626
Number of accumulation units
 outstanding at end of period          827,887       955,552       773,103       465,446       376,501       250,918       78,126
JANUS ASPEN WORLDWIDE GROWTH
PORTFOLIO
Value at beginning of period           $32.342       $38.832       $23.910       $18.779       $15.566       $12.216      $10.000(2)
Value at end of period                 $24.771       $32.342       $38.832       $23.910       $18.779       $15.566      $12.216
Number of accumulation units
 outstanding at end of period        1,480,954     1,661,140     1,490,250     1,360,741     1,206,175       526,646       65,384
LORD ABBETT GROWTH AND INCOME
PORTFOLIO
Value at beginning of period            $9.621(4)
Value at end of period                  $9.703
Number of accumulation units
 outstanding at end of period            3,183
LORD ABBETT MID-CAP VALUE PORTFOLIO
Value at beginning of period            $8.988(1)
Value at end of period                  $9.341
Number of accumulation units
 outstanding at end of period           11,047

                                        1994          1993          1992
                                        ----          ----          ----
FIDELITY-REGISTERED TRADEMARK- VIP
EQUITY-INCOME PORTFOLIO
Value at beginning of period            $10.000(1)
Value at end of period                  $10.403
Number of accumulation units
 outstanding at end of period           100,574
FIDELITY-REGISTERED TRADEMARK- VIP
GROWTH PORTFOLIO
Value at beginning of period            $10.000(1)
Value at end of period                  $10.472
Number of accumulation units
 outstanding at end of period           121,070
FIDELITY-REGISTERED TRADEMARK- VIP
OVERSEAS PORTFOLIO
Value at beginning of period            $10.000(1)
Value at end of period                   $9.474
Number of accumulation units
 outstanding at end of period            54,387
FIDELITY-REGISTERED TRADEMARK- VIP
CONTRAFUND-REGISTERED TRADEMARK-
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
FRANKLIN SMALL CAP VALUE SECURITIES
FUND
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding atend of period
JANUS ASPEN AGGRESSIVE GROWTH
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
JANUS ASPEN FLEXIBLE INCOME
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
JANUS ASPEN WORLDWIDE GROWTH
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
LORD ABBETT GROWTH AND INCOME
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
LORD ABBETT MID-CAP VALUE PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period

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------------------------------------------------------------------

                                       2001          2000          1999          1998          1997          1996          1995
                                       ----          ----          ----          ----          ----          ----          ----
OPPENHEIMER GLOBAL SECURITIES FUND
/ VA
Value at beginning of period           $16.275       $15.681       $10.018        $9.865(1)
Value at end of period                 $14.137       $16.275       $15.681       $10.018
Number of accumulation units
 outstanding at end of period          210,818       166,004        29,387        11,129
OPPENHEIMER STRATEGIC BOND FUND /
VA
Value at beginning of period           $10.185       $10.048        $9.895        $9.988(1)
Value at end of period                 $10.545       $10.185       $10.048        $9.895
Number of accumulation units
 outstanding at end of period           63,326        29,298        20,573        13,885
PIONEER EQUITY INCOME VCT PORTFOLIO
Value at beginning of period            $9.810(1)
Value at end of period                  $9.610
Number of accumulation units
 outstanding at end of period            3,382
PIONEER MID CAP VALUE VCT PORTFOLIO
Value at beginning of period            $9.785(2)
Value at end of period                  $9.961
Number of accumulation units
 outstanding at end of period            3,865
ING MFS CAPITAL OPPORTUNITIES
PORTFOLIO
Value at beginning of period           $14.359       $15.421       $10.495        $9.828(1)
Value at end of period                 $10.670       $14.359       $15.421       $10.495
Number of accumulation units
 outstanding at end of period          367,527       318,660        77,143        42,213
ING MFS EMERGING EQUITIES PORTFOLIO
Value at beginning of period           $20.033       $28.481       $19.114       $14.927       $15.114(2)
Value at end of period                 $14.795       $20.033       $28.481       $19.114       $14.927
Number of accumulation units
 outstanding at end of period        1,153,477     1,261,315     1,234,595     1,369,984     1,368,373
ING MFS RESEARCH PORTFOLIO
Value at beginning of period           $19.365       $20.527       $16.758       $13.795       $14.067(2)
Value at end of period                 $15.129       $19.365       $20.527       $16.758       $13.795
Number of accumulation units
 outstanding at end of period          744,284       850,004       930,521     1,054,685     1,200,982
ING SCUDDER INTERNATIONAL GROWTH
PORTFOLIO
Value at beginning of period           $24.820       $31.255       $19.978       $16.986       $16.776(2)
Value at end of period                 $17.910       $24.820       $31.255       $19.978       $16.986
Number of accumulation units
 outstanding at end of period          357,693       408,735       437,547       467,484       516,231
ING T. ROWE PRICE GROWTH EQUITY
PORTFOLIO
Value at beginning of period           $24.245       $24.557       $20.328       $16.131       $15.809(2)
Value at end of period                 $21.496       $24.245       $24.557       $20.328       $16.131
Number of accumulation units
 outstanding at end of period          612,057       636,137       668,583       717,872    701,952

                                        1994          1993          1992
                                        ----          ----          ----
OPPENHEIMER GLOBAL SECURITIES FUND
/ VA
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
OPPENHEIMER STRATEGIC BOND FUND /
VA
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
PIONEER EQUITY INCOME VCT PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
PIONEER MID CAP VALUE VCT PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
ING MFS CAPITAL OPPORTUNITIES
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
ING MFS EMERGING EQUITIES PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
ING MFS RESEARCH PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
ING SCUDDER INTERNATIONAL GROWTH
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
ING T. ROWE PRICE GROWTH EQUITY
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period

--------------------------

FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 2001:
(1)  Funds were first received in this option during July 2001.
(2)  Funds were first received in this option during August 2001.
(3)  Funds were first received in this option during September 2001.
(4) Funds were first received in this option during December 2001. FOOTNOTE FOR PERIOD ENDED DECEMBER 31, 2000:
(1) Funds were first received in this option during May 2000. FOOTNOTE FOR PERIOD ENDED DECEMBER 31, 1999:
(1) Funds were first received in this option during May 1999. FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1998:
(1)  Funds were first received in this option during May 1998.
(2)  Funds were first received in this option during June 1998.

------------------------------------------------------------------
FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1997:
(1)  Funds were first received in this option during May 1997.
(2)  Funds were first received in this option during November 1997.
FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1996:
(1) The accumulation unit value was converted to $14.126 on May 3, 1996, when the contracts were migrated to a different administrative system. Immediately prior to that date, the accumulation unit value of the fund was $18.549. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion.
(2) The accumulation unit value was converted to $11.726 on May 3, 1996, when the contracts were migrated to a different administrative system. Immediately prior to that date, the accumulation unit value of the fund was $45.469. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion.
(3) The accumulation unit value was converted to $14.862 on May 3, 1996, when the contracts were migrated to a different administrative system. Immediately prior to that date, the accumulation unit value of the fund was $145.549. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion.
(4) The initial accumulation unit value was established during August 1996, when the portfolio became available under the contract, when funds were first received in this option or when the applicable daily asset charge was first utilized.
(5) The accumulation unit value was converted to $11.175 on May 3, 1996, when the contracts were migrated to a different administrative system. Immediately prior to that date, the accumulation unit value of the fund was $38.501. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion.
FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1995:
(1)  Funds were first available in this option during June 1995.
(2)  Funds were first available in this option during May 1995.
FOOTNOTE FOR PERIOD ENDED DECEMBER 31, 1994:
(1)  Funds were first received in this option during May 1994.

                        CONDENSED FINANCIAL INFORMATION
------------------------------------------------------------------

                                    TABLE II
                    FOR CONTRACTS CONTAINING LIMITS ON FEES
   (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR THE PERIOD ENDED DECEMBER 31, 2001 IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY ERNST & YOUNG LLP, INDEPENDENT AUDITORS. THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR EACH OF THE PERIODS IN THE FOUR-YEAR PERIOD ENDED DECEMBER 31, 2000 (AS APPLICABLE), IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY OTHER AUDITORS. THE FINANCIAL STATEMENTS AND THE INDEPENDENT AUDITORS' REPORT THEREON FOR THE YEAR ENDED DECEMBER 31, 2001 ARE INCLUDED IN THE STATEMENT OF ADDITIONAL INFORMATION.

                                                          2001            2000            1999            1998            1997
                                                          ----            ----            ----            ----            ----
ING VP ASCENT PORTFOLIO
Value at beginning of period                              $18.328         $18.616         $16.427         $15.892         $14.368(1)
Value at end of period                                    $16.066         $18.328         $18.616         $16.427         $15.892
Number of accumulation units outstanding at end of
 period                                                     8,286           5,198           9,029          17,853          11,211
ING VP BALANCED PORTFOLIO, INC.
Value at beginning of period                              $24.150         $24.529         $21.808         $18.837         $16.739(1)
Value at end of period                                    $22.902         $24.150         $24.529         $21.808         $18.837
Number of accumulation units outstanding at end of
 period                                                   414,099         470,993         567,804         643,219         772,954
ING VP BOND PORTFOLIO
Value at beginning of period                              $15.087         $13.912         $14.171         $13.249         $12.629(1)
Value at end of period                                    $16.226         $15.087         $13.912         $14.171         $13.249
Number of accumulation units outstanding at end of
 period                                                   504,659         523,161         608,178         703,077         765,835
ING VP CROSSROADS PORTFOLIO
Value at beginning of period                              $16.917         $16.999         $15.563         $14.827         $13.511(1)
Value at end of period                                    $15.592         $16.917         $16.999         $15.563         $14.827
Number of accumulation units outstanding at end of
 period                                                    10,453          11,020          13,248          21,371           8,405
ING VP GROWTH PORTFOLIO
Value at beginning of period                              $21.022         $24.091         $18.010         $15.603(1)
Value at end of period                                    $15.194         $21.022         $24.091         $18.010
Number of accumulation units outstanding at end of
 period                                                    51,320          63,056          26,741          11,000
ING VP GROWTH AND INCOME PORTFOLIO
Value at beginning of period                              $25.817         $29.287         $25.193         $22.226         $19.673(1)
Value at end of period                                    $20.855         $25.817         $29.287         $25.193         $22.226
Number of accumulation units outstanding at end of
 period                                                 3,988,777       4,664,125       5,385,977       6,366,413       7,364,497
ING VP INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period                              $20.877         $23.252         $18.876         $16.559(1)
Value at end of period                                    $17.871         $20.877         $23.252         $18.876
Number of accumulation units outstanding at end of
 period                                                    85,028          59,855          53,168          25,150
ING VP INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period                              $14.751         $12.455         $10.891          $9.017(3)
Value at end of period                                    $14.374         $14.751         $12.455         $10.891
Number of accumulation units outstanding at end of
 period                                                    15,434          29,585           3,585           1,486
ING VP INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period                              $10.461          $9.645          $8.815          $8.454(3)
Value at end of period                                    $10.579         $10.461          $9.645          $8.815
Number of accumulation units outstanding at end of
 period                                                     7,169           3,001           6,067           1,151
ING VP INTERNATIONAL EQUITY PORTFOLIO
Value at beginning of period                              $11.484         $14.594          $9.765         $10.021(2)
Value at end of period                                     $8.632         $11.484         $14.594          $9.765
Number of accumulation units outstanding at end of
 period                                                     8,479          11,046          21,171           2,121
ING VP LEGACY PORTFOLIO
Value at beginning of period                              $15.864         $15.272         $14.389         $13.577         $12.551(1)
Value at end of period                                    $15.348         $15.864         $15.272         $14.389         $13.577
Number of accumulation units outstanding at end of
 period                                                    46,202          43,924          43,008          58,580          43,694
ING VP MONEY MARKET PORTFOLIO
Value at beginning of period                              $13.571         $12.917         $12.447         $11.951         $11.674(1)
Value at end of period                                    $13.929         $13.571         $12.917         $12.447         $11.951
Number of accumulation units outstanding at end of
 period                                                   778,425         807,654         816,768         853,247         936,223

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------------------------------------------------------------------

                                                          2001            2000            1999            1998            1997
                                                          ----            ----            ----            ----            ----
ING VP SMALL COMPANY PORTFOLIO
Value at beginning of period                              $18.801         $17.776         $13.708         $15.646(1)
Value at end of period                                    $19.377         $18.801         $17.776         $13.708
Number of accumulation units outstanding at end of
 period                                                    11,230           4,758           4,403           3,089
ING VP TECHNOLOGY PORTFOLIO
Value at beginning of period                               $5.841          $8.952(1)
Value at end of period                                     $4.454          $5.841
Number of accumulation units outstanding at end of
 period                                                    16,950           6,670
ING VP VALUE OPPORTUNITY PORTFOLIO
Value at beginning of period                              $20.861         $19.101         $16.118         $16.118(4)
Value at end of period                                    $18.685         $20.861         $19.101         $16.118
Number of accumulation units outstanding at end of
 period                                                    19,226           9,023           2,382              85
AIM V.I. CAPITAL APPRECIATION FUND
Value at beginning of period                              $12.106         $13.759         $10.003(1)
Value at end of period                                     $9.172         $12.106         $13.759
Number of accumulation units outstanding at end of
 period                                                     6,262           6,635             617
AIM V.I. GROWTH FUND
Value at beginning of period                               $9.481         $12.306(2)
Value at end of period                                     $6.190          $9.481
Number of accumulation units outstanding at end of
 period                                                     5,704           5,708
AIM V.I. CORE EQUITY FUND
Value at beginning of period                               $9.891         $11.721          $9.566(1)
Value at end of period                                     $7.537          $9.891         $11.721
Number of accumulation units outstanding at end of
 period                                                     8,996          18,442           6,704
AIM V.I. PREMIER EQUITY FUND
Value at beginning of period                               $9.703         $11.511         $10.017(2)
Value at end of period                                     $8.378          $9.703         $11.511
Number of accumulation units outstanding at end of
 period                                                     5,600           5,266           3,587
CALVERT SOCIAL BALANCED PORTFOLIO
Value at beginning of period                              $11.133         $11.637         $10.500         $10.094(5)
Value at end of period                                    $10.231         $11.133         $11.637         $10.500
Number of accumulation units outstanding at end of
 period                                                     9,409           9,411           9,411           9,412
FIDELITY-REGISTERED TRADEMARK- VIP EQUITY-INCOME
PORTFOLIO
Value at beginning of period                              $24.567         $22.942         $21.848         $19.818         $17.600(1)
Value at end of period                                    $23.057         $24.567         $22.942         $21.848         $19.818
Number of accumulation units outstanding at end of
 period                                                    18,454          15,397          19,878          21,380          18,378
FIDELITY-REGISTERED TRADEMARK- VIP GROWTH
PORTFOLIO
Value at beginning of period                              $31.791         $36.160         $26.641         $19.339         $17.382(1)
Value at end of period                                    $25.853         $31.791         $36.160         $26.641         $19.399
Number of accumulation units outstanding at end of
 period                                                    67,988          75,764          57,974          22,565          17,640
FIDELITY-REGISTERED TRADEMARK- VIP OVERSEAS
PORTFOLIO
Value at beginning of period                              $15.838         $19.825         $14.074         $12.640         $12.896(1)
Value at end of period                                    $12.330         $15.838         $19.825         $14.074         $12.640
Number of accumulation units outstanding at end of
 period                                                     1,213           1,464           2,622           2,059           1,362
FIDELITY-REGISTERED TRADEMARK- VIP
CONTRAFUND-REGISTERED TRADEMARK- PORTFOLIO
Value at beginning of period                              $24.923         $27.024         $22.023         $17.156         $15.104(1)
Value at end of period                                    $21.598         $24.923         $27.024         $22.023         $17.156
Number of accumulation units outstanding at end of
 period                                                    18,840          19,367          19,561          22,090          21,463
JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period                              $30.318         $45.025         $20.226         $15.254         $13.666(1)
Value at end of period                                    $18.127         $30.318         $45.025         $20.226         $15.254
Number of accumulation units outstanding at end of
 period                                                    67,109          76,249          41,962          10,568          14,273
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period                              $24.969         $25.859         $20.657         $15.576         $14.084(1)
Value at end of period                                    $23.498         $24.969         $25.859         $20.657         $15.576
Number of accumulation units outstanding at end of
 period                                                    76,044          64,591          58,477          25,387          12,861

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------------------------------------------------------------------

                                                          2001            2000            1999            1998            1997
                                                          ----            ----            ----            ----            ----
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
Value at beginning of period                              $11.175(1)
Value at end of period                                    $11.672
Number of accumulation units outstanding at end of
 period                                                     7,152
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period                              $26.504         $31.406         $22.086         $16.485         $14.957(1)
Value at end of period                                    $19.699         $26.504         $31.406         $22.086         $16.485
Number of accumulation units outstanding at end of
 period                                                    38,107          53,709          52,433          21,942          13,239
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
Value at beginning of period                              $32.342         $38.832         $23.910         $18.779         $17.777(1)
Value at end of period                                    $24.771         $32.342         $38.832         $23.910         $18.779
Number of accumulation units outstanding at end of
 period                                                    72,904          91,520          77,803          65,839          67,098
OPPENHEIMER GLOBAL SECURITIES FUND / VA
Value at beginning of period                              $16.275         $15.681         $11.696(3)
Value at end of period                                    $14.137         $16.275         $15.681
Number of accumulation units outstanding at end of
 period                                                    10,883          11,939              29
OPPENHEIMER STRATEGIC BOND FUND / VA
Value at beginning of period                              $10.185         $10.048          $9.895         $10.023(2)
Value at end of period                                    $10.545         $10.185         $10.048          $9.895
Number of accumulation units outstanding at end of
 period                                                    10,402          11,071          12,816           1,136
ING MFS CAPITAL OPPORTUNITIES PORTFOLIO
Value at beginning of period                              $14.359         $15.421         $10.495         $10.055(1)
Value at end of period                                    $10.670         $14.359         $15.421         $10.495
Number of accumulation units outstanding at end of
 period                                                    11,005          12,111           3,646           1,552
ING MFS EMERGING EQUITIES PORTFOLIO
Value at beginning of period                              $20.033         $28.481         $19.114         $14.927         $15.114(2)
Value at end of period                                    $14.795         $20.033         $28.481         $19.114         $14.927
Number of accumulation units outstanding at end of
 period                                                    22,241          38,348          41,012          49,218          40,758
ING MFS RESEARCH PORTFOLIO
Value at beginning of period                              $19.365         $20.527         $16.758         $13.795         $14.067(2)
Value at end of period                                    $15.129         $19.365         $20.527         $16.758         $13.795
Number of accumulation units outstanding at end of
 period                                                    31,674          44,962          57,611          75,738          91,613
ING SCUDDER INTERNATIONAL GROWTH PORTFOLIO
Value at beginning of period                              $24.820         $31.255         $19.978         $16.986         $16.776(2)
Value at end of period                                    $17.910         $24.820         $31.255         $19.978         $16.986
Number of accumulation units outstanding at end of
 period                                                     7,244          11,399           9,672          10,839          10,954
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period                              $24.245         $24.557         $20.328         $16.131         $15.809(2)
Value at end of period                                    $21.496         $24.245         $24.557         $20.328         $16.131
Number of accumulation units outstanding at end of
 period                                                    19,133          19,543          19,410          18,939          17,219

--------------------------

FOOTNOTE FOR PERIOD ENDED DECEMBER 31, 2001:
(1) Funds were first received in this option during February 2001. FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 2000:
(1)  Funds were first received in this option during May 2000.
(2) Funds were first received in this option during January 2000. FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1999:
(1)  Funds were first received in this option during June 1999.
(2)  Funds were first received in this option during August 1999.
(3) Funds were first received in this option during July 1999. FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1998:
(1)  Funds were first received in this option during May 1998.
(2)  Funds were first received in this option during June 1998.
(3)  Funds were first received in this option during August 1998.
(4)  Funds were first received in this option during December 1998.
(5) Funds were first received in this option during July 1998. FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1997:
(1)  Funds were first received in this option during June 1997.
(2)  Funds were first received in this option during November 1997.

                       PLEASE ATTACH TO YOUR APPLICATION
------------------------------------------------------------------

I HEREBY ACKNOWLEDGE RECEIPT OF AN ACCOUNT C INDIVIDUAL VARIABLE ANNUITY CONTRACT PROSPECTUS DATED MAY 1, 2002 FOR INDIVIDUAL RETIREMENT ANNUITIES AND SIMPLIFIED EMPLOYEE PENSION PLANS, AS WELL AS THE CURRENT PROSPECTUS PERTAINING TO THE GUARANTEED ACCUMULATION ACCOUNT, IF APPLICABLE.

____ PLEASE SEND AN ACCOUNT C STATEMENT OF ADDITIONAL INFORMATION (FORM NO. SAI.75992-02) DATED MAY 1, 2002.

--------------------------------------------------------------------------------
                          CONTRACT HOLDER'S SIGNATURE

--------------------------------------------------------------------------------
                                      DATE

PRO.75992-02

                           VARIABLE ANNUITY ACCOUNT C
                                       OF

                     ING LIFE INSURANCE AND ANNUITY COMPANY

              STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2002

Individual Deferred Fixed or Variable Annuity Contracts for Individual Retirement Annuities under Section 408(b), Roth Individual Retirement Annuities under Section 408A and Simplified Employee Pension Plans under Section 408(k)

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus for Variable Annuity Account C (the "separate account") dated May 1, 2002.

A free prospectus is available upon request from the local ING Life Insurance and Annuity Company office or by writing to or calling:

                                       ING
                           Individual Annuity Services
                              151 Farmington Avenue
                        Hartford, Connecticut 06156-1277
                                 1-800-262-3862

Read the prospectus before you invest. Unless otherwise indicated, terms used in this Statement of Additional Information shall have the same meaning as in the prospectus.


                                TABLE OF CONTENTS

                                                                                      Page

General Information and History                                                        2
Variable Annuity Account C                                                             2
Offering and Purchase of Contracts                                                     3
Performance Data                                                                       4
  General                                                                              4
  Average Annual Total Return Quotations                                               5
Income Phase Payments                                                                  10
Sales Material and Advertising                                                         11
Independent Auditors                                                                   11
Financial Statements of the Separate Account                                           S-1
Financial Statements of ING Life Insurance and Annuity Company and Subsidiaries        F-1

                         GENERAL INFORMATION AND HISTORY

ING Life Insurance and Annuity Company (the Company, we, us, our) issues the contract described in the prospectus and is responsible for providing each contract's insurance and annuity benefits. We are a stock life insurance company organized under the insurance laws of the State of Connecticut in 1976 and an indirect wholly-owned subsidiary of ING Groep N.V., a global financial institution active in the fields of insurance, banking and asset management. Prior to May 1, 2002, the Company was known as Aetna Life Insurance and Annuity Company. Through a merger, our operations include the business of Aetna
Variable Annuity Life Insurance Company (formerly known as Participating Annuity Life Insurance Company, an Arkansas life insurance company organized in 1954). Our Home Office is located at 151 Farmington Avenue, Hartford, Connecticut 06156.

As of December 31, 2001, the Company and its subsidiary life company had $48 billion invested through their products, including $33 in their separate accounts (of which the Company or its affiliate ING Investments, LLC, manages or oversees the management of $21 billion). The Company is ranked among the top 1% of all U.S. life insurance companies rated by A.M. Best Company based on assets as of December 31, 2000.

In addition to serving as the depositor for the separate account, the Company is a registered investment adviser under the Investment Advisers Act of 1940. We provide investment advice to several of the registered management investment companies offered as variable investment options under the contracts funded by the separate account (see "Variable Annuity Account C" below).

Other than the mortality and expense risk charge and administrative expense charge, if any, described in the prospectus, all expenses incurred in the operations of the separate account are borne by the Company. However, the Company does receive compensation for certain administrative costs or distribution costs from the funds or affiliates of the funds used as funding options under the contract. (See "Fees" in the prospectus.)

The assets of the separate account are held by the Company. The separate account has no custodian. However, the funds in whose shares the assets of the separate account are invested each have custodians, as discussed in their respective prospectuses.

From this point forward, the term "contract(s)" refers only to those offered through the prospectus.

                           VARIABLE ANNUITY ACCOUNT C

Variable Annuity Account C is a separate account established by the Company for the purpose of funding variable annuity contracts issued by the Company. The separate account is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. Purchase payments to accounts under the contract may be allocated to one or more of the subaccounts. Each subaccount invests in the shares of only one of the funds listed below. We may make additions to, deletions from or substitutions of available investment options as permitted by law and subject to the conditions of the contract. The availability of the funds is subject to applicable regulatory authorization. Not all funds are available in all jurisdictions or under all contracts.

The funds currently available under the contract are as follows:

ING VP Ascent Portfolio (Class R Shares)(1)
ING VP Balanced Portfolio, Inc. (Class R Shares)(1)
ING VP Bond Portfolio (Class R Shares)(1)
ING VP Crossroads Portfolio (Class R Shares)(1)
ING VP Growth Portfolio (Class R Shares)(1)
ING VP Growth and Income Portfolio (Class R Shares)(1)
ING VP Index Plus LargeCap Portfolio (Class R Shares)(1)
ING VP Index Plus MidCap Portfolio (Class R Shares)(1)
ING VP Index Plus SmallCap Portfolio (Class R Shares)(1)
ING VP International Equity Portfolio (Class R Shares)(1)
ING VP Legacy Portfolio (Class R Shares)(1)
ING VP Money Market Portfolio (Class R Shares)(1)
ING VP Small Company Portfolio (Class R Shares)(1)
ING VP Technology Portfolio (Class R Shares)(1)
ING VP Value Opportunity Portfolio (Class R Shares)(1)
ING VP Growth Opportunities Portfolio (Class R shares)(1)
ING VP International Value Portfolio (Class R shares)(1)
ING VP MidCap Opportunities Portfolio (Class R shares)(1)
ING VP SmallCap Opportunities Portfolio (Class R shares)(1)
ING Alger Aggressive Growth Portfolio (Service Class) (1)
ING Alger Growth Portfolio (Service Class) (1)
ING American Century Small Cap Value Portfolio (Service Class)
ING Baron Small Cap Growth Portfolio (Service Class)
ING DSI Enhanced Index Portfolio (Service Class) (1)
ING Goldman Sachs(R) Capital Growth Portfolio (Service Class) (1)(2) ING JPMorgan Mid Cap Value Portfolio (Service Class)
ING MFS Capital Opportunities Portfolio (Initial Class) (1)
ING MFS Emerging Equities Portfolio (Initial Class)(1)
ING MFS Global Growth Portfolio (Service Class)
ING MFS Research Portfolio (Initial Class) (1)
ING OpCap Balanced Value Portfolio (Service Class) (1)

ING PIMCO Total Return Portfolio (Service Class)
ING Salomon Brothers Capital Portfolio (Service Class) (1)
ING Salomon Brothers Investors Value Portfolio (Service Class) (1) ING Scudder International Growth Portfolio (Initial Class) (1)
ING T. Rowe Price Growth Equity Portfolio (Initial Class) (1)
ING UBS Tactical Asset Allocation Portfolio (Service Class) (1) ING Van Kampen Comstock Portfolio (Service Class)
AIM V.I. Capital Appreciation Fund (Series I)
AIM V.I. Core Equity Fund (Series I) (1)
AIM V.I. Growth Fund (Series I)
AIM V.I. Premier Equity Fund (Series I) (1)
Calvert Social Balanced Portfolio
Fidelity(R) VIP Contrafund(R) Portfolio (Initial Class) Fidelity(R) VIP Equity-Income Portfolio (Initial Class) Fidelity(R) VIP Growth Portfolio (Initial Class)
Fidelity(R) VIP Overseas Portfolio (Initial Class)
Franklin Small Cap Value Securities Fund (Class 2 Shares) (1) Janus Aspen Aggressive Growth Portfolio (Institutional Shares) Janus Aspen Balanced Portfolio (Institutional Shares)
Janus Aspen Capital Appreciation Portfolio (Service Shares)
Janus Aspen Flexible Income Portfolio (Institutional Shares)
Janus Aspen Growth Portfolio  (Institutional Shares)
Janus Aspen Worldwide Growth Portfolio (Institutional Shares)
Lord Abbett Growth and Income Portfolio (Class VC Shares)
Lord Abbett Mid-Cap Value Portfolio (Class VC Shares)
Oppenheimer Global Securities Fund/VA
Oppenheimer Strategic Bond Fund/VA
Pioneer Equity Income VCT Portfolio (Class I Shares)
Pioneer Fund VCT Portfolio (Class I Shares)
Pioneer Mid Cap Value VCT Portfolio (Class I Shares)

(1) Effective May 1, 2002 this fund has changed its name to the name listed above. See Appendix IV on page 42 in the prospectus for a complete list of former & current fund names.

(2) Goldman Sachs(R) is a registered service mark of Goldman, Sachs & Co., and is used by agreement with Goldman, Sachs & Co.

Complete descriptions of each of the funds, including their investment objectives, policies, risks and fees and expenses, are contained in the prospectuses and statements of additional information for each of the funds.

                       OFFERING AND PURCHASE OF CONTRACTS

The Company's subsidiary, ING Financial Advisers, LLC (IFA), (prior to May 1, 2002, known as Aetna Investment Services, LLC) serves as the principal underwriter for the contracts. AIS, a Delaware limited liability company, is registered as a broker-dealer with the SEC. IFA is also a member of the National Association of Securities Dealers, Inc., and the Securities Investor Protection Corporation. IFA's principal office is located at 151 Farmington Avenue, Hartford, Connecticut 06156. The contracts are distributed through life insurance agents licensed to sell variable annuities who are registered representatives of IFA or of other registered broker-dealers who have entered into sales arrangements with IFA. The offering of the contracts is continuous. A description of the manner in which contracts are purchased may be found in the prospectus under the sections entitled "Purchase " and "Your Account Value."

                                PERFORMANCE DATA
GENERAL
From time to time we may advertise different types of historical performance for the subaccounts of the separate account available under the contract. We may advertise the "standardized average annual total returns," calculated in a manner prescribed by the SEC (the "standardized return"), as well as "non-standardized returns," both of which are described below.

The standardized total return figures are computed according to a formula in which a hypothetical initial purchase payment of $1,000 is applied under a deferred annuity contract to the various subaccounts under the contract, and then related to the ending redeemable values over one, five and ten year periods (or fractional periods thereof). The redeemable value is then divided by the initial investment and this quotient is taken to the Nth root (N represents the number of years in the period) and 1 is subtracted from the result which is then expressed as a percentage, carried to at least the nearest hundredth of a percent.
                                          1/N
                              TR = ((ERV/P)  ) - 1
Where:

TR =  The standardized returns net of subaccount recurring charges.
ERV = The ending redeemable value of the hypothetical account at the end of the period.
P =   A hypothetical initial payment of $1,000.
N =   The number of years in the period.

The standardized figures use the actual returns of the fund since the date contributions were first received in the fund under the separate account, adjusted to reflect the deduction of the maximum recurring charges under the contract during each period (i.e., 1.25% mortality and expense risk charge, $20 annual maintenance fee, and an early withdrawal charge for installment purchase payment contracts of 5% grading down to 0% after ten payment periods). These charges will be deducted on a pro rata basis in the case of fractional periods. The maintenance fee is converted to a percentage of assets based on the average account size under the contract described in the prospectus. The total return figures shown below may be different from the actual historical total return under your contract because for periods prior to 1994 the subaccount's investment performance was based on the performance of the underlying fund plus any cash held by the subaccount.

The non-standardized figures will be calculated in a similar manner, except that they will not reflect the deduction of any applicable early withdrawal charge, and in some advertisements will also exclude the effect of the annual maintenance fee. The deduction of the early withdrawal charge and the annual maintenance fee would decrease the level of performance shown if reflected in these calculations. The non-standardized figures may also include monthly, quarterly, year-to-date and three-year periods, and may include returns calculated from the fund's inception date and/or the date contributions were first received in the fund under the separate account. The non-standardized returns shown in the tables below reflect the deduction of the maximum recurring charges under the contract except the early withdrawal charge. The annual maintenance fee has been deducted for the purposes of calculating the returns.

Investment results of the funds will fluctuate over time, and any presentation of the subaccounts' total return quotations for any prior period should not be considered as a representation of how the subaccounts will perform in any future period. Additionally, the account value upon redemption may be more or less than your original cost.

AVERAGE ANNUAL TOTAL RETURN QUOTATIONS - STANDARDIZED AND NON-STANDARDIZED
The tables below reflect the average annual standardized and non-standardized total return quotation figures for the periods ended December 31, 2001 for the subaccounts under the contract. The standardized returns assume the maximum charges under the contract as described under "General" above. The non-standardized returns assume the same charges but do not include the early withdrawal charges.

For the ING MFS Capital Opportunities Portfolio (Initial Class), ING MFS Emerging Equities Portfolio (Initial Class), ING MFS Research Portfolio (Initial Class), ING Scudder International Growth Portfolio (Initial Class) and ING T. Rowe Price Growth Equity Portfolio (Initial Class) subaccounts, two sets of performance returns are shown for each subaccount: one showing performance based solely on the performance of the ING Partners, Inc. (IPI) portfolio from November 28, 1997, the date the portfolio commenced operations; and one quotation based on (a) performance through November 26, 1997 of the fund it replaced under many contracts and; (b) after November 26, 1997, based on the performance of the IPI portfolio.

For those subaccounts where results are not available for the full calendar period indicated, performance for such partial periods is shown in the column labeled "Since Inception." For standardized performance, the "Since Inception" column shows the average annual return since the date contributions were first received in the fund under the separate account. For non-standardized performance, the "Since Inception" column shows the average annual total return since the fund's inception date.

                                                                                                                          DATE
                                                                                                                      CONTRIBUTIONS
                                                                                      STANDARDIZED                   FIRST RECEIVED
                                                                                                                        UNDER THE
                                                                                                                    SEPARATE ACCOUNT
                                                                                                           SINCE
                             SUBACCOUNT                             1 YEAR       5 YEAR       10 YEAR    INCEPTION*
-----------------------------------------------------------------------------------------------------------------------------------
ING VP Ascent Portfolio (Class R Shares)                           (17.09%)      2.24%                     6.40%        07/05/1995
ING VP Balanced Portfolio, Inc. (Class R Shares)(1)                (10.21%)      6.63%         8.78%
ING VP Bond Portfolio (Class R Shares)(1)                            1.94%       4.27%         5.36%
ING VP Crossroads Portfolio (Class R Shares)                       (12.82%)      2.65%                     5.91%        07/05/1995
ING VP Growth Portfolio (Class R Shares)                           (31.65%)                                5.51%        05/30/1997
ING VP Growth and Income Portfolio (Class R Shares)(1)             (23.53%)      2.44%         7.52%
ING VP Index Plus LargeCap Portfolio (Class R Shares)              (19.04%)      8.80%                     9.45%        10/31/1996
ING VP Index Plus MidCap Portfolio (Class R Shares)                 (7.50%)                                8.49%        05/04/1998
ING VP Index Plus SmallCap Portfolio (Class R Shares)               (4.00%)                                0.07%        05/04/1998
ING VP International Equity Portfolio (Class R Shares)             (28.67%)                               (5.82%)       05/04/1998
ING VP Legacy Portfolio (Class R Shares)                            (8.49%)      3.60%                     5.85%        07/05/1995
ING VP Money Market Portfolio (Class R Shares)(1)(2)                (2.57%)      2.82%         3.49%
ING VP Small Company Portfolio (Class R Shares)                     (2.51%)                               10.72%        05/30/1997
ING VP Technology Portfolio (Class R Shares)                       (27.80%)                              (40.53%)       05/01/2000
ING VP Value Opportunity Portfolio (Class R Shares)                (15.28%)                               10.58%        05/30/1997
ING VP International Value Portfolio (Class R Shares)                                                     (7.99%)       07/26/2001
ING VP MidCap Opportunities Portfolio (Class R Shares)                                                   (10.72%)       08/02/2001
ING VP SmallCap Opportunities Portfolio (Class R Shares)                                                 (15.41%)       08/03/2001

ING MFS Capital Opportunities Portfolio (Initial Class)            (29.49%)                                5.04%        11/28/1997
Neuberger Berman AMT Growth/ING MFS Capital Opportunities(3)       (29.49%)      8.49%         9.00%

ING MFS Emerging Equities Portfolio (Initial Class)                (29.91%)                               (1.83%)       11/28/1997
Alger American Small Cap/ING MFS Emerging Equities(3)              (29.91%)      0.24%                     4.40%        09/30/1993

ING MFS Research Portfolio (Initial Class)                         (25.85%)                                0.45%        11/28/1997
American Century VP Capital Appreciation/ING MFS Research(3)       (25.85%)     (0.11%)                    3.81%        08/31/1992

ING Scudder International Growth Portfolio (Initial Class)         (31.53%)                                0.27%        11/28/1997
Scudder VLIF International/ING Scudder International Growth(3)     (31.53%)      1.44%         5.99%

ING T. Rowe Price Growth Equity Portfolio (Initial Class)          (15.85%)                                6.38%        11/28/1997
Alger American Growth/ING T. Rowe Price Growth Equity(3)           (15.85%)      9.83%                    12.76%        10/31/1994

AIM V.I. Capital Appreciation Fund (Series I Shares)               (28.10%)                               (4.50%)       05/07/1999
AIM V.I. Core Equity Fund (Series I Shares)                        (27.68%)                              (10.68%)       05/10/1999
AIM V.I. Growth Fund (Series I Shares)                             (38.05%)                              (16.63%)       05/04/1999
AIM V.I. Premier Equity Fund (Series I Shares)                     (18.05%)                               (7.48%)       05/05/1999
Calvert Social Balanced Portfolio(1)                               (12.77%)      4.67%         7.36%
Fidelity(R) VIP Contrafund(R) Portfolio (Initial Class)            (17.75%)      7.88%                    11.65%        05/31/1995
Fidelity(R) VIP Equity-Income Portfolio (Initial Class)            (10.91%)      6.86%                    10.87%        05/31/1994
Fidelity(R) VIP Growth Portfolio (Initial Class)                   (22.82%)      9.07%                    12.44%        05/31/1994
Fidelity(R) VIP Overseas Portfolio (Initial Class)                 (26.12%)      0.34%                     2.35%        05/31/1994
Franklin Small Cap Value Securities Fund (Class 2 Shares)                                                 (1.58%)       08/31/2001
Janus Aspen Aggressive Growth Portfolio (Institutional Shares)     (43.27%)      4.59%                    10.08%        06/30/1994
Janus Aspen Balanced Portfolio (Institutional Shares)              (10.64%)     11.49%                    12.80%        06/30/1995
Janus Aspen Capital Appreciation Portfolio (Service Shares)                                              (20.46%)       02/21/2001
Janus Aspen Flexible Income Portfolio (Institutional Shares)         1.00%       4.75%                     7.17%        10/31/1994
Janus Aspen Growth Portfolio (Institutional Shares)                (29.47%)      6.52%                     9.64%        06/30/1995

                                       6


                                                                                                                          DATE
                                                                                                                      CONTRIBUTIONS
                                                                                      STANDARDIZED                   FIRST RECEIVED
                                                                                                                        UNDER THE
                                                                                                                    SEPARATE ACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth Portfolio (Institutional Shares)      (27.31%)      8.54%                    13.67%        05/31/1995
Lord Abbett Growth and Income Portfolio (Class VC Shares)                                                  6.84%        09/17/2001
Lord Abbett Mid-Cap Value Portfolio (Class VC Shares)                                                     (1.35%)       07/26/2001
Oppenheimer Global Securities Fund/VA                              (17.56%)                                8.08%        05/04/1998
Oppenheimer Strategic Bond Fund/VA                                  (1.72%)                               (0.07%)       05/07/1998
Pioneer Equity Income VCT Portfolio (Class I Shares)                                                      (7.01%)       07/26/2001
Pioneer Fund VCT Portfolio (Class I Shares)                                                                5.49%        09/27/2001
Pioneer Mid Cap Value VCT Portfolio (Class I Shares)                                                      (3.37%)       08/09/2001

Please refer to the discussion preceding the tables for an explanation of the charges included and methodology used in calculating the standardized and non-standardized figures. These figures represent historical performance and should not be considered a projection of future performance.
* Reflects performance from the date contributions were first received in the fund under the separate account.
(1) These funds have been available through the separate account for more than ten years.
(2) The current yield for the subaccount for the seven-day period ended December 31, 2001 (on an annualized basis) was 0.87%. Current yield more closely reflects current earnings than does total return. The current yield reflects the deduction of all charges under the contract that are deducted from the total return quotations shown above except the maximum 5% early withdrawal charge.
(3) The fund first listed was replaced with the applicable ING Portfolio after the close of business on November 26, 1997. The performance shown is based on the performance of the replaced fund until November 26, 1997, and the performance of the applicable ING Portfolio after that date. The replaced fund may not have been available under all contracts. The "Date Contributions First Received Under the Separate Account" refers to the applicable date for the replaced fund. If no date is shown, contributions were first received in the replaced fund under the separate account more than ten years ago.

                                                                                                                             FUND
                                                                                    NON-STANDARDIZED                      INCEPTION
                                                                                                                             DATE
                                                                                                               SINCE
                            SUBACCOUNT                            1 YEAR      3 YEARS    5 YEARS   10 YEARS  INCEPTION**
-----------------------------------------------------------------------------------------------------------------------------------
ING VP Ascent Portfolio (Class R Shares)                          (12.72%)    (1.16%)     3.30%                7.24%      07/05/1995
ING VP Balanced Portfolio, Inc. (Class R Shares)(1)                (5.48%)     1.32%      7.73%     8.78%
ING VP Bond Portfolio (Class R Shares)(1)                           7.31%      4.39%     5.35%      5.36%
ING VP Crossroads Portfolio (Class R Shares)                       (8.23%)    (0.36%)    3.71%                 6.75%      07/05/1995
ING VP Growth Portfolio (Class R Shares)                          (28.05%)    (5.92%)    8.24%                 8.48%      12/13/1996
ING VP Growth and Income Portfolio (Class R Shares)(1)            (19.50%)    (6.41%)    3.50%      7.52%
ING VP Index Plus LargeCap Portfolio (Class R Shares)             (14.78%)    (2.22%)    9.92%                11.19%      09/16/1996
ING VP Index Plus MidCap Portfolio (Class R Shares)                (2.63%)     9.62%                          13.55%      12/16/1997
ING VP Index Plus SmallCap Portfolio (Class R Shares)               1.05%      6.19%                           4.95%      12/19/1997
ING VP International Equity Portfolio (Class R Shares)            (24.91%)    (4.10%)                          1.52%      12/22/1997
ING VP Legacy Portfolio (Class R Shares)                           (3.67%)     1.74%     4.66%                 6.69%      07/05/1995
ING VP Money Market Portfolio (Class R Shares)(1)(2)                2.57%      3.75%     3.88%      3.49%
ING VP Small Company Portfolio (Class R Shares)                     2.62%     11.76%    13.08%                13.32%      12/27/1996
ING VP Technology Portfolio (Class R Shares)                      (24.00%)                                   (38.67%)     05/01/2000
ING VP Value Opportunity Portfolio (Class R Shares)               (10.82%)     4.61%    13.72%                14.05%      12/13/1996
ING VP Growth Opportunities Portfolio (Class R Shares)            (39.42%)                                   (31.13%)     04/30/2000
ING VP International Value Portfolio (Class R Shares)             (12.86%)     9.58%                          10.16%      08/08/1997
ING VP MidCap Opportunities Portfolio (Class R Shares)            (33.85%)                                   (26.80%)     04/30/2000
ING VP SmallCap Opportunities Portfolio (Class R Shares)          (30.25%)    18.34%    17.01%                15.32%      05/06/1994
ING Alger Aggressive Growth Portfolio (Service Class)                                                          2.10%      12/10/2001
ING Alger Growth Portfolio (Service Class)                                                                     0.88%      12/10/2001
ING DSI Enhanced Index Portfolio (Service Class)                                                               0.59%      12/10/2001
ING Goldman Sachs(R) Capital Growth Portfolio (Service Class)                                                  0.76%      12/10/2001

ING MFS Capital Opportunities Portfolio (Initial Class)           (25.77%)     0.48%                           6.33%      11/28/1997
Neuberger Berman AMT Growth/ING MFS Capital Opportunities(3)      (25.77%)     0.48%     9.61%      9.00%

ING MFS Emerging Equities Portfolio (Initial Class)               (26.22%)    (8.26%)                         (0.60%)     11/28/1997
Alger American Small Cap/ING MFS Emerging Equities(3)             (26.22%)    (8.26%)    1.27%      5.34%

ING MFS Research Portfolio (Initial Class)                        (21.95%)   (3.43%)                           1.72%      11/28/1997
American Century VP Capital Appreciation/ING MFS Research(3)       (21.95%)   (3.43%)    0.92%      2.83%

ING OpCap Balanced Value Portfolio (Service Class)                                                            (0.47%)     12/10/2001
ING Salomon Brothers Capital Portfolio (Service Class)                                                         2.15%      12/10/2001
ING Salomon Brothers Investors Value Portfolio (Service Class)                                                 1.35%      12/10/2001

ING Scudder International Growth Portfolio (Initial Class)         (27.92%)   (3.65%)                          1.54%      11/28/1997
Scudder VLIF International/ING Scudder International Growth(3)     (27.92%)   (3.65%)    2.49%      5.99%

ING T. Rowe Price Growth Equity Portfolio (Initial Class)          (11.41%)    1.81%                           7.73%      11/28/1997
Alger American Growth/ING T. Rowe Price Growth Equity(3)           (11.41%)    1.80%    10.96%     13.02%

ING UBS Tactical Asset Allocation Portfolio (Service Class)                                                    0.53%      12/10/2001
AIM V.I. Capital Appreciation Fund (Series I Shares)               (24.32%)   (1.70%)    4.62%                10.29%      05/05/1993
AIM V.I. Core Equity Fund (Series I Shares)                        (23.87%)   (5.25%)    5.88%                 9.91%      05/02/1994
AIM V.I. Growth Fund (Series I Shares)                             (34.79%)  (11.93%)    2.52%                 7.40%      05/05/1993
AIM V.I. Premier Equity Fund (Series I Shares)                     (13.73%)   (2.33%)    8.26%                11.94%      05/05/1993
Calvert Social Balanced Portfolio(1)                                (8.18%)   (0.93%)    5.75%      7.36%
Fidelity(R) VIP Contrafund(R) Portfolio (Initial Class)            (13.42%)   (0.72%)    8.99%                14.25%      01/03/1995
Fidelity(R) VIP Equity-Income Portfolio (Initial Class)(1)          (6.22%)    1.74%     7.96%     12.13%
Fidelity(R) VIP Growth Portfolio (Initial Class)(1)                (18.76%)   (1.07%)   10.19%     11.92%
Fidelity(R) VIP Overseas Portfolio (Initial Class)(1)              (22.23%)   (4.39%)    1.38%      4.50%
Franklin Small Cap Value Securities Fund (Class 2 Shares)           12.31%    11.52%                           1.87%      05/01/1998

                                       8


                                                                                                                             FUND
                                                                                    NON-STANDARDIZED                      INCEPTION
                                                                                                                             DATE
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Aggressive Growth Portfolio (Institutional Shares)     (40.28%)   (3.66%)    5.67%                11.04%      09/13/1993
Janus Aspen Balanced Portfolio (Institutional Shares)               (5.93%)    4.31%    12.64%                12.82%      09/13/1993
Janus Aspen Capital Appreciation Portfolio (Service Shares)(4)     (22.88%)    0.33%                          15.77%      05/01/1997
Janus Aspen Flexible Income Portfolio (Institutional Shares)         6.32%     3.78%     5.83%                 6.72%      09/13/1993
Janus Aspen Growth Portfolio (Institutional Shares)                (25.75%)   (3.82%)    7.62%                10.37%      09/13/1993
Janus Aspen Worldwide Growth Portfolio (Institutional Shares)      (23.48%)    1.11%     9.66%                14.24%      09/13/1993
Lord Abbett Growth and Income Portfolio (Class VC Shares)(1)        (7.96%)    6.61%    10.68%     12.64%
Lord Abbett Mid-Cap Value Portfolio (Class VC Shares)                6.64%                                    21.99%      09/15/1999
Oppenheimer Global Securities Fund/VA(1)                           (13.21%)   12.09%    13.89%     12.41%
Oppenheimer Strategic Bond Fund/VA                                   3.46%     2.07%     2.99%                 4.22%      05/03/1993
Pioneer Equity Income VCT Portfolio (Class I Shares)                (8.19%)    1.30%    10.77%                13.09%      03/01/1995
Pioneer Fund VCT Portfolio (Class I Shares)                        (12.02%)    0.18%                           6.82%      10/31/1997
Pioneer Mid Cap Value VCT Portfolio (Class I Shares)                 5.10%    10.95%     9.76%                11.43%      03/01/1995

Please refer to the discussion preceding the tables for an explanation of the charges included and methodology used in calculating the standardized and non-standardized figures. These figures represent historical performance and should not be considered a projection of future performance.
** Reflects performance from the fund's inception date.
(1)  These funds have been in operation for more than ten years.
(2) The current yield for the subaccount for the seven-day period ended December 31, 2001 (on an annualized basis) was 0.87%. Current yield more closely reflects current earnings than does total return. The current yield reflects the deduction of all charges under the contract that are deducted from the total return quotations shown above. As in the table above, the maximum 5% early withdrawal charge is not reflected.
(3) The fund first listed was replaced with the applicable ING Portfolio after the close of business on November 26, 1997. The performance shown is based on the performance of the replaced fund until November 26, 1997, and the performance of the applicable ING Portfolio after that date. The replaced fund may not have been available under all contracts. The "Fund Inception Date" refers to the applicable date for the replaced fund. If no date is shown, the replaced fund has been in operation for more than ten years.
(4) The performance of the Service Shares prior to December 31, 1999 reflects the performance of a different class of Janus Aspen Series, restated based on the Service Shares estimated fees and expenses, ignoring any fee and expense limitations.

                              INCOME PHASE PAYMENTS

When you begin receiving payments under the contract during the income phase (see "The Income Phase" in the prospectus), the value of your account is determined using accumulation unit values as of the tenth valuation before the first income phase payment is due. Such value (less any applicable premium tax charge) is applied to provide income phase payments to you in accordance with the income phase payment option and investment options elected.

The annuity option tables found in the contract show, for each option, the amount of the first income phase payment for each $1,000 of value applied. Thereafter, variable income phase payments fluctuate as the annuity unit value(s) fluctuates with the investment experience of the selected investment option(s). The first income phase payment and subsequent income phase payments also vary depending upon the assumed net investment rate selected (3.5% or 5% per annum). Selection of a 5% rate causes a higher first income phase payment, but income phase payments will increase thereafter only to the extent that the investment performance of the subaccounts you selected is greater than 5% annually, after deduction of fees. Income phase payments would decline if the performance was less than 5%. Use of the 3.5% assumed rate causes a lower first income phase payment, but subsequent income phase payments would increase more rapidly or decline more slowly as changes occur in the performance of the subaccounts selected.

When the income phase begins, the annuitant is credited with a fixed number of annuity units (which does not change thereafter) in each of the designated investment options. This number is calculated by dividing (a) by (b), where (a) is the amount of the first income phase payment based on a particular investment option, and (b) is the then current annuity unit value for that investment option. As noted, annuity unit values fluctuate from one valuation to the next (see "Your Account Value" in the prospectus); such fluctuations reflect changes in the net investment factor for the appropriate subaccount(s) (with a ten valuation lag which gives the Company time to process income phase payments) and a mathematical adjustment which offsets the assumed net investment rate of 3.5% or 5% per annum.

The operation of all these factors can be illustrated by the following hypothetical example. These procedures will be performed separately for the investment options selected during the income phase.

EXAMPLE:
Assume that, at the date income phase payments are to begin, there are 3,000 accumulation units credited under a particular contract and that the value of an accumulation unit for the tenth valuation prior to retirement was $13.650000. This produces a total value of $40,950.

Assume also that no premium tax charge is payable and that the annuity table in the contract provides, for the income phase payment option elected, a first monthly variable income phase payment of $6.68 per $1000 of value applied; the annuitant's first monthly income phase payment would thus be $40.950 multiplied by $6.68, or $273.55.

Assume then that the value of an annuity unit upon the valuation on which the first income phase payment was due was $13.400000. When this value is divided into the first monthly income phase payment, the number of annuity units is determined to be 20.414. The value of this number of annuity units will be paid in each subsequent month.

If the net investment factor with respect to the appropriate subaccount is
1.0015000 as of the tenth valuation preceding the due date of the second monthly income phase payment, multiplying this factor by .9999058* (to take into account the assumed net investment rate of 3.5% per annum built into the number of annuity units determined above) produces a result of 1.0014057. This is then multiplied by the annuity unit value for the prior valuation (assume such value to be $13.504376) to produce an annuity unit value of $13.523359 for the valuation occurring when the second income phase payment is due. The second monthly income phase payment is then determined by multiplying the number of annuity units by the current annuity unit value, or 20.414 times $13.523359, which produces an income phase payment of $276.07.

*If an assumed net investment rate of 5% is elected, the appropriate factor to take into account such assumed rate would be .9998663.

                         SALES MATERIAL AND ADVERTISING

We may include hypothetical illustrations in our sales literature that explain the mathematical principles of dollar cost averaging, compounded interest, tax deferred accumulation, and the mechanics of variable annuity contracts. We may also discuss the difference between variable annuity contracts and other types of savings or investment products such as personal savings accounts and certificates of deposit.

We may distribute sales literature that compares the percentage change in accumulation unit values for any of the subaccounts to established market indices such as the Standard & Poor's 500 Stock Index and the Dow Jones Industrial Average or to the percentage change in values of other management investment companies that have investment objectives similar to the subaccount being compared.

We may publish in advertisements and reports, the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Duff & Phelps, Standard & Poor's Corporation and Moody's Investors Service, Inc. The purpose of the ratings is to reflect our financial strength and/or claims-paying ability. We may also quote ranking services such as Morningstar's Variable Annuity/Life Performance Report and Lipper's Variable Insurance Products Performance Analysis Service (VIPPAS), which rank variable annuity or life subaccounts or their underlying funds by performance and/or investment objective. We may categorize the underlying funds in terms of the asset classes they represent and use such categories in marketing materials for the contracts. We may illustrate in advertisements the performance of the underlying funds, if accompanied by performance which also shows the performance of such funds reduced by applicable charges under the separate account. We may also show in advertisements the portfolio holdings of the underlying funds, updated at various intervals. From time to time, we will quote articles from newspapers and magazines or other publications or reports such as The Wall Street Journal, Money magazine, USA Today and The VARDS Report.

We may provide in advertising, sales literature, periodic publications or other materials information on various topics of interest to current and prospective contract holders. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparison between the contract and the characteristics of and market for such financial instruments.

                              INDEPENDENT AUDITORS

 Ernst & Young LLP, 225 Asylum Street, Hartford, Connecticut 06103, are the independent auditors for the separate account and for the Company. The services provided to the separate account include primarily the audit of the separate account's financial statements and review of filings made with the SEC. Prior to May 3, 2001, KPMG LLP were the independent auditors for the separate account and for the Company.

                              FINANCIAL STATEMENTS
                           VARIABLE ANNUITY ACCOUNT C
                                     INDEX

                                                                PAGE
                                                              --------
Statement of Assets and Liabilities.........................     S-2

Statement of Operations.....................................     S-8

Statements of Changes in Net Assets.........................     S-8

Condensed Financial Information.............................     S-9

Notes to Financial Statements...............................    S-42

Report of Independent Auditors..............................    S-61

VARIABLE ANNUITY ACCOUNT C
STATEMENT OF ASSETS AND LIABILITIES - December 31, 2001
ASSETS:
Investments, at net asset value: (Note 1)

                                                                               Net
                                          Shares             Cost           Assets
                                          ------             ----           ------
  Aetna Ascent VP                      5,255,708  $    76,163,930  $    67,010,283
  Aetna Balanced VP, Inc.             63,527,168      941,395,632      768,043,464
  Aetna Bond VP                       31,629,056      411,092,484      409,596,277
  Aetna Crossroads VP                  4,633,460       62,509,495       57,037,891
  Aetna GET Fund, Series D            29,598,965      297,508,659      288,293,920
  Aetna GET Fund, Series E            11,999,667      120,781,409      118,196,723
  Aetna GET Fund, Series G             3,405,259       34,322,636       33,746,120
  Aetna GET Fund, Series H             2,570,498       26,011,100       25,807,795
  Aetna GET Fund, Series I               125,859        1,271,493        1,252,292
  Aetna GET Fund, Series J                38,632          390,384          380,525
  Aetna GET Fund, Series K               227,934        2,301,390        2,274,781
  Aetna GET Fund, Series L               132,321        1,332,026        1,304,688
  Aetna GET Fund, Series Q               363,917        3,639,983        3,641,608
  Aetna Growth and Income VP         173,976,346    5,426,258,664    3,399,497,793
  Aetna Growth VP                     12,527,440      182,697,142      120,764,519
  Aetna Index Plus Large Cap VP       33,160,607      583,684,457      459,606,019
  Aetna Index Plus Mid Cap VP          6,535,530       90,551,160       88,491,082
  Aetna Index Plus Small Cap VP        2,487,919       28,270,439       28,859,864
  Aetna International VP               1,389,613       10,503,134       10,977,941
  Aetna Legacy VP                      3,093,907       38,755,806       37,095,947
  Aetna Money Market VP               28,106,423      372,750,420      374,568,678
  Aetna Small Company VP               8,045,577      130,577,951      134,200,221
  Aetna Technology VP                  7,009,738       40,956,370       31,754,112
  Aetna Value Opportunity VP           8,955,479      132,460,735      118,660,092
  AIM V.I. Funds:
    Capital Appreciation Fund            875,993       29,357,433       19,026,559
    Growth and Income Fund             2,192,023       63,888,717       44,278,866
    Growth Fund                          951,036       26,653,938       15,568,467
    Value Fund                           956,508       28,186,119       22,334,468
  American Century Income and
    Growth Fund                           23,013          642,973          628,951
  Calvert Social Balanced Portfolio   33,166,811       65,972,466       58,340,420
  Chapman DEM-Registered Trademark-
    Equity Fund                            4,887           84,557           92,273
  Fidelity-Registered Trademark-
    Investments Variable Insurance
    Products Funds:
    Asset Manager Portfolio --
      Initial Class                    1,487,902       24,287,386       21,589,463
    Contrafund-Registered
      Trademark- Portfolio --
      Initial Class                   18,643,176      390,047,585      375,287,140
    Equity-Income Portfolio --
      Initial Class                   10,431,395      243,068,260      237,314,227
    Growth Portfolio -- Initial
      Class                           11,554,630      479,838,036      388,351,107
    High Income Portfolio --
      Initial Class                      420,323        2,744,118        2,694,271
    Index 500 Portfolio -- Initial
      Class                              738,808      111,739,318       96,096,738
    Overseas Portfolio -- Initial
      Class                            1,063,822       15,101,338       14,765,849
  Franklin Value Securities Fund          11,912          116,804          129,725
  Janus Aspen Series:
    Aggressive Growth Portfolio --
      I Shares                        25,905,823    1,101,530,359      569,410,000
    Balanced Portfolio -- I Shares    14,995,572      354,396,600      338,450,060

VARIABLE ANNUITY ACCOUNT C
STATEMENT OF ASSETS AND LIABILITIES - December 31, 2001 (continued):

                                                                               Net
                                          Shares             Cost           Assets
                                          ------             ----           ------
    Capital Appreciation
      Portfolio -- S Shares               25,781  $       545,981  $       530,322
    Flexible Income Portfolio -- I
      Shares                           4,866,544       56,838,167       56,743,899
    Growth Portfolio -- I Shares      15,373,195      426,395,893      305,619,111
    Worldwide Growth Portfolio -- I
      Shares                          27,458,173      909,329,194      783,656,268
  Janus Twenty Fund                       12,915          642,222          496,725
  Lord Abbett Funds:
    Growth and Income Portfolio           53,053        1,201,597        1,226,053
    Mid-Cap Value Portfolio               17,155          257,998          265,038
  MFS-Registered Trademark- Total
    Return Series                      1,140,677       21,279,207       21,227,997
  Oppenheimer Funds:
    Developing Markets Fund               16,784          218,990          222,893
    Global Securities Fund/VA          3,808,514       96,231,723       86,986,470
    Strategic Bond Fund/VA             2,124,804        9,891,651        9,816,595
  PAX World Balanced Fund                115,981        2,418,556        2,309,174
  Pilgrim Funds:
    Emerging Markets Fund              1,119,442        5,261,516        5,518,849
    Natural Resources Trust Fund       1,028,305       13,623,422       12,750,984
  Pilgrim Variable Funds:
    Growth Opportunities
      Portfolio -- Class R                 1,738            9,527            9,527
    International Value
      Portfolio -- Class R               149,031        1,512,553        1,529,054
    Mid Cap Opportunities
      Portfolio -- Class R                 4,863           29,633           29,521
    Small Cap Opportunities
      Portfolio -- Class R                 3,139           56,426           59,269
  Pioneer Funds:
    Equity-Income VCT Portfolio            4,805           87,585           88,405
    Fund VCT Portfolio                       469            8,944            8,945
    Mid-Cap Value VCT Portfolio            4,662           76,248           80,892
  Portfolio Partners, Inc. (PPI):
    PPI MFS Capital Opportunities
      Portfolio -- I Class             7,964,827      316,304,508      216,006,116
    PPI MFS Emerging Equities
      Portfolio -- I Class             7,494,156      373,169,708      305,236,978
    PPI MFS Research Growth
      Portfolio -- I Class            21,266,928      219,343,753      172,262,113
    PPI Scudder International
      Growth Portfolio -- I Class     14,513,049      144,260,565      145,565,880
    PPI T. Rowe Price Growth Equity
      Portfolio -- I Class             4,937,177      241,450,739      223,752,864
  Wachovia Special Values Fund           198,772        3,938,370        3,925,737
                                                  ---------------  ---------------
NET ASSETS                                        $14,798,227,582  $11,141,346,898
                                                  ===============  ===============

VARIABLE ANNUITY ACCOUNT C
STATEMENT OF ASSETS AND LIABILITIES - December 31, 2001 (continued):

NET ASSETS REPRESENTED BY:

Reserves for annuity contracts in accumulation and payment period: (Notes 1 and
6)

Aetna Ascent VP
    Annuity contracts in accumulation.............  $   67,010,283
Aetna Balanced VP, Inc.
    Annuity contracts in accumulation.............     739,144,233
    Annuity contracts in payment period...........      28,899,231
Aetna Bond VP
    Annuity contracts in accumulation.............     403,727,419
    Annuity contracts in payment period...........       5,868,858
Aetna Crossroads VP
    Annuity contracts in accumulation.............      56,976,436
    Annuity contracts in payment period...........          61,455
Aetna GET Fund, Series D
    Annuity contracts in accumulation.............     288,293,920
Aetna GET Fund, Series E
    Annuity contracts in accumulation.............     118,196,723
Aetna GET Fund, Series G
    Annuity contracts in accumulation.............      33,746,120
Aetna GET Fund, Series H
    Annuity contracts in accumulation.............      25,807,795
Aetna GET Fund, Series I
    Annuity contracts in accumulation.............       1,252,292
Aetna GET Fund, Series J
    Annuity contracts in accumulation.............         380,525
Aetna GET Fund, Series K
    Annuity contracts in accumulation.............       2,274,781
Aetna GET Fund, Series L
    Annuity contracts in accumulation.............       1,304,688
Aetna GET Fund, Series Q
    Annuity contracts in accumulation.............       3,641,608
Aetna Growth and Income VP
    Annuity contracts in accumulation.............   3,170,240,934
    Annuity contracts in payment period...........     229,256,859
Aetna Growth VP
    Annuity contracts in accumulation.............     120,456,683
    Annuity contracts in payment period...........         307,836
Aetna Index Plus Large Cap VP
    Annuity contracts in accumulation.............     457,492,812
    Annuity contracts in payment period...........       2,113,207
Aetna Index Plus Mid Cap VP
    Annuity contracts in accumulation.............      88,491,082
Aetna Index Plus Small Cap VP
    Annuity contracts in accumulation.............      28,859,864
Aetna International VP
    Annuity contracts in accumulation.............      10,977,941
Aetna Legacy VP
    Annuity contracts in accumulation.............      36,927,158
    Annuity contracts in payment period...........         168,789

VARIABLE ANNUITY ACCOUNT C
STATEMENT OF ASSETS AND LIABILITIES - December 31, 2001 (continued):

Aetna Money Market VP
    Annuity contracts in accumulation.............  $  374,418,757
    Annuity contracts in payment period...........         149,921
Aetna Small Company VP
    Annuity contracts in accumulation.............     134,140,868
    Annuity contracts in payment period...........          59,353
Aetna Technology VP
    Annuity contracts in accumulation.............      31,754,112
Aetna Value Opportunity VP
    Annuity contracts in accumulation.............     118,660,092
AIM V.I. Funds:
  Capital Appreciation Fund
    Annuity contracts in accumulation.............      19,026,559
  Growth and Income Fund
    Annuity contracts in accumulation.............      44,278,866
  Growth Fund
    Annuity contracts in accumulation.............      15,568,467
  Value Fund
    Annuity contracts in accumulation.............      22,334,468
American Century Income and Growth Fund
    Annuity contracts in accumulation.............         628,951
Calvert Social Balanced Portfolio
    Annuity contracts in accumulation.............      58,340,420
Chapman DEM-Registered Trademark- Equity Fund
    Annuity contracts in accumulation.............          92,273
Fidelity-Registered Trademark- Investments
  Variable Insurance Products Funds:
  Asset Manager Portfolio -- Initial Class
    Annuity contracts in accumulation.............      21,589,463
  Contrafund-Registered Trademark- Portfolio --
    Initial Class
    Annuity contracts in accumulation.............     375,287,140
  Equity-Income Portfolio -- Initial Class
    Annuity contracts in accumulation.............     237,314,227
  Growth Portfolio -- Initial Class
    Annuity contracts in accumulation.............     388,351,107
  High Income Portfolio -- Initial Class
    Annuity contracts in accumulation.............       2,645,583
    Annuity contracts in payment period...........          48,688
  Index 500 Portfolio -- Initial Class
    Annuity contracts in accumulation.............      96,096,738
  Overseas Portfolio -- Initial Class
    Annuity contracts in accumulation.............      14,765,849
Franklin Value Securities Fund
    Annuity contracts in accumulation.............         129,725
Janus Aspen Series:
  Aggressive Growth Portfolio -- I Shares
    Annuity contracts in accumulation.............     569,410,000
  Balanced Portfolio -- I Shares
    Annuity contracts in accumulation.............     338,450,060
  Capital Appreciation Portfolio -- S Shares
    Annuity contracts in accumulation.............         530,322

VARIABLE ANNUITY ACCOUNT C
STATEMENT OF ASSETS AND LIABILITIES - December 31, 2001 (continued):

  Flexible Income Portfolio -- I Shares
    Annuity contracts in accumulation.............  $   56,743,899
  Growth Portfolio -- I Shares
    Annuity contracts in accumulation.............     304,891,580
    Annuity contracts in payment period...........         727,531
  Worldwide Growth Portfolio -- I Shares
    Annuity contracts in accumulation.............     782,779,890
    Annuity contracts in payment period...........         876,378
Janus Twenty Fund
    Annuity contracts in accumulation.............         496,725
Lord Abbett Funds:
  Growth and Income Portfolio
    Annuity contracts in accumulation.............       1,226,053
  Mid-Cap Value Portfolio
    Annuity contracts in accumulation.............         265,038
MFS-Registered Trademark- Total Return Series
    Annuity contracts in accumulation.............      21,227,997
Oppenheimer Funds:
  Developing Markets Fund
    Annuity contracts in accumulation.............         222,893
  Global Securities Fund/VA
    Annuity contracts in accumulation.............      86,986,470
  Strategic Bond Fund/VA
    Annuity contracts in accumulation.............       9,799,961
    Annuity contracts in payment period...........          16,634
PAX World Balanced Fund
    Annuity contracts in accumulation.............       2,309,174
Pilgrim Funds:
  Emerging Markets Fund
    Annuity contracts in accumulation.............       5,518,849
  Natural Resources Trust Fund
    Annuity contracts in accumulation.............      12,750,984
Pilgrim Variable Funds:
  Growth Opportunities Portfolio -- Class R
    Annuity contracts in accumulation.............           9,527
  International Value Portfolio -- Class R
    Annuity contracts in accumulation.............       1,529,054
  Mid Cap Opportunities Portfolio -- Class R
    Annuity contracts in accumulation.............          29,521
  Small Cap Opportunities Portfolio -- Class R
    Annuity contracts in accumulation.............          59,269
Pioneer Funds:
  Equity-Income VCT Portfolio
    Annuity contracts in accumulation.............          88,405
  Fund VCT Portfolio
    Annuity contracts in accumulation.............           8,945
  Mid-Cap Value VCT Portfolio
    Annuity contracts in accumulation.............          80,892

VARIABLE ANNUITY ACCOUNT C
STATEMENT OF ASSETS AND LIABILITIES - December 31, 2001 (continued):

Portfolio Partners, Inc. (PPI):
  PPI MFS Capital Opportunities Portfolio -- I
    Class
    Annuity contracts in accumulation.............  $  215,627,607
    Annuity contracts in payment period...........         378,509
  PPI MFS Emerging Equities Portfolio -- I Class
    Annuity contracts in accumulation.............     305,126,330
    Annuity contracts in payment period...........         110,648
  PPI MFS Research Growth Portfolio -- I Class
    Annuity contracts in accumulation.............     172,262,113
  PPI Scudder International Growth Portfolio -- I
    Class
    Annuity contracts in accumulation.............     145,560,773
    Annuity contracts in payment period...........           5,107
  PPI T. Rowe Price Growth Equity Portfolio -- I
    Class
    Annuity contracts in accumulation.............     223,625,073
    Annuity contracts in payment period...........         127,791
Wachovia Special Values Fund
    Annuity contracts in accumulation.............       3,925,737
                                                    --------------
                                                    $11,141,346,898
                                                    ==============

See Notes to Financial Statements

VARIABLE ANNUITY ACCOUNT C

STATEMENT OF OPERATIONS

                                                        YEAR ENDED
                                                    DECEMBER 31, 2001
                                                    -----------------
INVESTMENT INCOME:
Income: (Notes 1, 3 and 5)
  Dividends.......................................   $   464,350,375
Expenses: (Notes 2 and 5)
  Valuation period deductions.....................      (132,666,634)
                                                     ---------------
Net investment income.............................   $   331,683,741
                                                     ---------------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
Net realized loss on sales of investments: (Notes
  1, 4 and 5)
  Proceeds from sales.............................   $ 3,331,253,418
  Cost of investments sold........................    (3,763,191,632)
                                                     ---------------
    Net realized loss on investments..............      (431,938,214)
                                                     ---------------
Net unrealized loss on investments: (Note 5)
  Beginning of year...............................    (1,381,531,716)
  End of year.....................................    (3,656,880,684)
                                                     ---------------
    Net change in unrealized loss on
      investments.................................    (2,275,348,968)
                                                     ---------------
Net realized and unrealized loss on investments...    (2,707,287,182)
                                                     ---------------
Net decrease in net assets resulting from
  operations......................................   $(2,375,603,441)
                                                     ===============

See Notes to Financial Statements

--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                              YEAR ENDED DECEMBER 31,
                                               2001             2000
                                               ----             ----
FROM OPERATIONS:
Net investment income...................  $   331,683,741  $ 1,296,974,423
Net realized (loss) gain on
  investments...........................     (431,938,214)     324,558,619
Net change in unrealized loss on
  investments...........................   (2,275,348,968)  (3,605,027,788)
                                          ---------------  ---------------
Net decrease in net assets resulting
  from operations.......................   (2,375,603,441)  (1,983,494,746)
                                          ---------------  ---------------
FROM UNIT TRANSACTIONS:
Variable annuity contract purchase
  payments..............................    1,150,499,362    1,255,425,118
Transfer (to) from the Company for
  mortality guarantee adjustments.......         (691,770)       3,371,394
Transfer (to) from the Company's other
  variable annuity accounts.............     (426,771,909)     254,674,124
Redemptions by contract holders.........     (859,262,313)  (1,257,770,002)
Annuity Payments........................      (34,629,019)     (47,041,158)
Other...................................       (1,478,438)       1,019,544
                                          ---------------  ---------------
  Net (decrease) increase in net assets
    from unit transactions (Note 6).....     (172,334,087)     209,679,020
                                          ---------------  ---------------
Change in net assets....................   (2,547,937,528)  (1,773,815,726)
NET ASSETS:
Beginning of year.......................   13,689,284,426   15,463,100,152
                                          ---------------  ---------------
End of year.............................  $11,141,346,898  $13,689,284,426
                                          ===============  ===============

See Notes to Financial Statements

VARIABLE ANNUITY ACCOUNT C
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2001

---------------------------------------------------------------------------------------------------------------------------------
                               Value
                             Per Unit                                                              Units
                             --------                                                           Outstanding        Net Assets
                        Beginning   End of    Total                Expense       Investment        at End            at End
                         of Year     Year    Return                 Ratio       Income Ratio      of Year            of Year
---------------------------------------------------------------------------------------------------------------------------------
AETNA ASCENT VP:                                               0.00% to 1.75%           1.60%
Qualified III           $ 17.601   $ 15.374  (12.65%)                                                  202.6     $         3,115
Qualified V               17.449     15.218  (12.79%)                                                1,522.1              23,163
Qualified VI              17.601     15.374  (12.65%)                                            2,337,041.6          35,929,678
Qualified VIII            17.593     15.367  (12.65%)                                                    8.6                 132
Qualified X (1.15)        18.200     15.914  (12.56%)                                                8,988.9             143,049
Qualified X (1.25)        18.100     15.811  (12.65%)                                              366,302.8           5,791,614
Qualified XI              17.927     15.755  (12.12%)                                               76,262.0           1,201,508
Qualified XII (0.05)      16.762     15.691   (6.39%)      (6)                                       6,000.4              94,152
Qualified XII (0.35)      10.744      9.471  (11.85%)                                              149,119.8           1,412,314
Qualified XII (0.40)      15.873     13.985  (11.89%)                                                2,197.3              30,729
Qualified XII (0.45)      10.716      9.436  (11.94%)                                               87,049.2             821,396
Qualified XII (0.55)      10.688      9.402  (12.03%)                                                3,470.0              32,625
Qualified XII (0.60)      10.376      9.385   (9.55%)      (2)                                         788.6               7,401
Qualified XII (0.65)      10.660      9.368  (12.12%)                                              251,064.4           2,351,971
Qualified XII (0.70)      10.646      9.352  (12.15%)                                               28,974.2             270,967
Qualified XII (0.75)      10.633      9.335  (12.21%)                                              214,582.9           2,003,131
Qualified XII (0.80)      11.292      9.908  (12.26%)                                              239,231.2           2,370,303
Qualified XII (0.85)      15.761     13.823  (12.30%)                                              146,445.5           2,024,316
Qualified XII (0.90)      11.104      9.734  (12.34%)                                                2,015.3              19,617
Qualified XII (0.95)      15.688     13.745  (12.39%)                                               63,532.1             873,249
Qualified XII (1.00)      15.652     13.707  (12.43%)                                              489,143.9           6,704,696
Qualified XII (1.05)      15.616     13.668  (12.47%)                                               76,585.6           1,046,772
Qualified XII (1.10)      15.580     13.630  (12.52%)                                               44,705.8             609,340
Qualified XII (1.15)      15.544     13.591  (12.56%)                                               17,199.5             233,759
Qualified XII (1.20)      15.508     13.553  (12.61%)                                               39,012.2             528,733
Qualified XII (1.25)      15.472     13.515  (12.65%)                                                8,645.2             116,840
Qualified XII (1.30)      15.436     13.477  (12.69%)                                                7,856.6             105,883
Qualified XII (1.35)      15.400     13.439  (12.73%)                                                    8.5                 114
Qualified XII (1.40)      15.365     13.401  (12.78%)                                                5,178.6              69,399
Qualified XII (1.50)      15.294     13.326  (12.87%)                                                4,550.4              60,638
Qualified XV              17.815     15.609  (12.38%)                                                8,828.9             137,810
Qualified XVI             17.437     15.194  (12.86%)                                               36,844.7             559,818
Qualified XVII            17.821     15.622  (12.34%)                                                1,132.8              17,696
Qualified XVIII           18.328     16.066  (12.34%)                                                8,286.1             133,124
Qualified XXI             17.858     15.670  (12.25%)                                                9,375.6             146,916
Qualified XXII            17.888     15.709  (12.18%)                                               10,461.1             164,333
Qualified XXIV            15.662     13.734  (12.31%)                                               18,369.2             252,282
Qualified XXV             17.628     15.499  (12.08%)                                                9,106.5             141,141
Qualified XXVI            17.620     15.469  (12.21%)                                                  626.3               9,688
Qualified XXVII           17.624     15.425  (12.48%)                                               33,425.3             515,585
Qualified XXVIII          17.601     15.375  (12.65%)                                                3,335.7              51,286
---------------------------------------------------------------------------------------------------------------------------------
AETNA BALANCED VP, INC.:                                       0.00% to 1.75%           5.73%
Qualified I               31.647     29.954   (5.35%)                                               30,859.6             924,367
Qualified III             31.424     29.730   (5.39%)                                               35,755.7           1,063,018
Qualified V               23.779     22.457   (5.56%)                                                4,739.3             106,430
Qualified VI              23.936     22.642   (5.41%)                                           15,791,704.0         357,555,763
Qualified VII             23.063     21.829   (5.35%)                                              193,770.1           4,229,808
Qualified VIII            22.215     21.013   (5.41%)                                                4,681.1              98,364
Qualified IX              22.557     21.445   (4.93%)                                                1,928.9              41,365
Qualified X (1.15)        24.108     22.827   (5.31%)                                               96,618.9           2,205,519
Qualified X (1.25)        23.936     22.642   (5.41%)                                            4,053,041.6          91,768,969
Qualified XI              24.380     23.202   (4.83%)                                              684,729.6          15,887,097
Qualified XII (0.05)      23.584     23.108   (2.02%)      (6)                                     121,395.5           2,805,207
Qualified XII (0.35)      11.974     11.430   (4.54%)                                            1,197,262.2          13,684,707
Qualified XII (0.40)      17.181     16.392   (4.59%)                                                9,835.3             161,220
Qualified XII (0.45)      11.943     11.389   (4.64%)                                              174,642.2           1,989,000
Qualified XII (0.55)      11.912     11.348   (4.73%)                                              179,399.6           2,035,827
Qualified XII (0.60)      12.058     11.327   (6.06%)      (2)                                     618,049.1           7,000,642
Qualified XII (0.65)      11.881     11.307   (4.83%)                                              123,202.5           1,393,051
Qualified XII (0.70)      11.865     11.286   (4.88%)                                              224,541.6           2,534,177
Qualified XII (0.75)      11.850     11.266   (4.93%)                                              553,197.3           6,232,321

VARIABLE ANNUITY ACCOUNT C
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2001 (continued):

---------------------------------------------------------------------------------------------------------------------------------
                               Value
                             Per Unit                                                              Units
                             --------                                                           Outstanding        Net Assets
                        Beginning   End of    Total                Expense       Investment        at End            at End
                         of Year     Year    Return                 Ratio       Income Ratio      of Year            of Year
---------------------------------------------------------------------------------------------------------------------------------
AETNA BALANCED VP, INC.: (continued):
Qualified XII (0.80)    $ 12.628   $ 11.999   (4.98%)                                            3,038,118.3     $    36,454,382
Qualified XII (0.85)      17.060     16.203   (5.02%)                                            1,663,296.8          26,950,398
Qualified XII (0.90)      12.379     11.751   (5.07%)                                               18,354.1             215,679
Qualified XII (0.95)      16.981     16.112   (5.12%)                                              627,673.6          10,113,077
Qualified XII (1.00)      16.942     16.067   (5.16%)                                            3,179,028.9          51,077,458
Qualified XII (1.05)      16.903     16.021   (5.22%)                                              165,847.8           2,657,048
Qualified XII (1.10)      16.864     15.976   (5.27%)                                               60,130.4             960,644
Qualified XII (1.15)      16.825     15.931   (5.31%)                                               72,759.3           1,159,128
Qualified XII (1.20)      16.786     15.886   (5.36%)                                               63,930.6           1,015,602
Qualified XII (1.25)      16.747     15.842   (5.40%)                                                7,084.8             112,238
Qualified XII (1.30)      16.708     15.797   (5.45%)                                                3,720.5              58,772
Qualified XII (1.35)      16.670     15.752   (5.51%)                                                  531.0               8,364
Qualified XII (1.40)      16.631     15.708   (5.55%)                                               11,109.1             174,501
Qualified XII (1.50)      16.554     15.620   (5.64%)                                                1,077.2              16,826
Qualified XV              24.228     22.987   (5.12%)                                               85,982.2           1,976,472
Qualified XVI             23.714     22.375   (5.65%)                                              304,552.9           6,814,371
Qualified XVII            24.150     22.902   (5.17%)                                              266,175.7           6,095,955
Qualified XVIII           24.150     22.902   (5.17%)                                              414,099.1           9,483,697
Qualified XIX             31.930     30.298   (5.11%)                                               22,072.9             668,766
Qualified XX              31.710     30.072   (5.17%)                                               84,038.1           2,527,193
Qualified XXI             24.286     23.078   (4.97%)                                               95,721.6           2,209,063
Qualified XXII            24.327     23.135   (4.90%)                                               91,052.4           2,106,497
Qualified XXIV            16.953     16.098   (5.04%)                                              338,782.1           5,453,715
Qualified XXV             23.973     22.825   (4.79%)                                              258,873.9           5,908,797
Qualified XXVI            23.962     22.781   (4.93%)                                               27,462.4             625,621
Qualified XXVII           31.470     29.827   (5.22%)                                            1,490,555.3          44,458,794
Qualified XXVIII          31.429     29.731   (5.40%)                                              143,093.2           4,254,303
Qualified XXIX            31.429     29.730   (5.41%)                                               10,380.9             308,623
Qualified XXX             31.429     29.650   (5.66%)                                              120,114.6           3,561,397
Annuity contracts in payment
  period                                                                                                              28,899,231
---------------------------------------------------------------------------------------------------------------------------------
AETNA BOND VP:                                                 0.00% to 1.75%           6.40%
Qualified I               58.977     63.372    7.45%                                                11,659.0             738,855
Qualified III             58.190     62.489    7.39%                                                11,856.0             740,869
Qualified V               15.115     16.205    7.21%                                                13,280.4             215,209
Qualified VI              15.007     16.115    7.38%                                            11,769,148.7         189,659,832
Qualified VII             13.904     14.941    7.46%                                               132,442.9           1,978,830
Qualified VIII            13.816     14.836    7.38%                                                 9,231.3             136,956
Qualified IX              14.146     15.252    7.82%                                                 2,039.1              31,101
Qualified X (1.15)        15.115     16.248    7.50%                                                82,489.2           1,340,284
Qualified X (1.25)        15.007     16.115    7.38%                                             1,882,061.4          30,329,419
Qualified XI              15.286     16.514    8.03%                                               525,416.9           8,676,734
Qualified XII (0.05)      15.886     16.447    3.53%       (6)                                      22,510.2             370,226
Qualified XII (0.35)      11.377     12.329    8.37%                                               416,127.1           5,130,431
Qualified XII (0.40)      13.041     14.124    8.30%                                                 1,646.4              23,254
Qualified XII (0.45)      11.348     12.284    8.25%                                                91,516.0           1,124,183
Qualified XII (0.55)      11.318     12.240    8.15%                                                48,530.9             594,018
Qualified XII (0.60)      11.539     12.218    5.88%       (2)                                     128,150.2           1,565,739
Qualified XII (0.65)      11.289     12.196    8.03%                                               162,515.5           1,982,039
Qualified XII (0.70)      11.274     12.174    7.98%                                               140,186.1           1,706,626
Qualified XII (0.75)      11.259     12.152    7.93%                                               279,302.0           3,394,078
Qualified XII (0.80)      11.406     12.304    7.87%                                             1,192,571.4          14,673,398
Qualified XII (0.85)      12.949     13.961    7.82%                                               904,309.7          12,625,068
Qualified XII (0.90)      11.388     12.273    7.77%                                                 8,759.9             107,510
Qualified XII (0.95)      12.889     13.883    7.71%                                               471,124.5           6,540,621
Qualified XII (1.00)      12.859     13.844    7.66%                                             2,285,455.5          31,639,846
Qualified XII (1.05)      12.829     13.805    7.61%                                               129,865.3           1,792,790
Qualified XII (1.10)      12.800     13.766    7.55%                                                68,465.6             942,498
Qualified XII (1.15)      12.770     13.727    7.49%                                                62,226.1             854,178
Qualified XII (1.20)      12.740     13.688    7.44%                                                50,803.6             695,399
Qualified XII (1.25)      12.711     13.650    7.39%                                                28,418.3             387,910
Qualified XII (1.30)      12.681     13.611    7.33%                                                 4,920.7              66,976

VARIABLE ANNUITY ACCOUNT C
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2001 (continued):

---------------------------------------------------------------------------------------------------------------------------------
                               Value
                             Per Unit                                                              Units
                             --------                                                           Outstanding        Net Assets
                        Beginning   End of    Total                Expense       Investment        at End            at End
                         of Year     Year    Return                 Ratio       Income Ratio      of Year            of Year
---------------------------------------------------------------------------------------------------------------------------------
AETNA BOND VP: (continued):
Qualified XII (1.35)    $ 12.652   $ 13.573    7.28%                                                   480.2     $         6,518
Qualified XII (1.40)      12.623     13.535    7.22%                                                10,134.0             137,164
Qualified XII (1.50)      12.564     13.459    7.12%                                                 1,612.0              21,696
Qualified XV              15.190     16.361    7.71%                                                47,583.9             778,520
Qualified XVI             14.868     15.926    7.12%                                               176,719.8           2,814,440
Qualified XVII            15.087     16.226    7.55%                                               259,850.2           4,216,330
Qualified XVIII           15.087     16.226    7.55%                                               504,658.6           8,188,591
Qualified XIX             59.293     63.808    7.61%                                                 8,586.4             547,880
Qualified XX              58.502     62.918    7.55%                                                15,083.7             949,035
Qualified XXI             15.227     16.426    7.87%                                                23,648.1             388,444
Qualified XXII            15.252     16.466    7.96%                                                69,345.0           1,141,835
Qualified XXIV            12.867     13.871    7.80%                                               158,918.9           2,204,364
Qualified XXV             15.030     16.246    8.09%                                                94,842.7           1,540,815
Qualified XXVI            15.023     16.214    7.93%                                                46,816.6             759,084
Qualified XXVII           58.266     62.692    7.60%                                               697,898.0          43,752,623
Qualified XXVIII          58.190     62.490    7.39%                                               232,374.0          14,521,050
Qualified XXIX            58.190     62.489    7.39%                                                 1,960.2             122,489
Qualified XXX             58.180     62.321    7.12%                                                25,218.9           1,571,664
Annuity contracts in
  payment period                                                                                                       5,868,858
---------------------------------------------------------------------------------------------------------------------------------
AETNA CROSSROADS VP:                                           0.00% to 1.75%           2.54%
Qualified III             16.322     14.991   (8.15%)                                                   34.6                 518
Qualified V               16.181     14.838   (8.30%)                                                  806.1              11,961
Qualified VI              16.322     14.991   (8.15%)                                            1,945,392.2          29,163,374
Qualified X (1.15)        16.799     15.445   (8.06%)                                               18,902.1             291,943
Qualified X (1.25)        16.707     15.345   (8.15%)                                              266,564.1           4,090,426
Qualified XI              16.625     15.362   (7.60%)                                               71,563.7           1,099,362
Qualified XII (0.05)      16.042     15.300   (4.63%)      (6)                                       5,741.8              87,849
Qualified XII (0.35)      10.777      9.988   (7.32%)                                               77,523.5             774,305
Qualified XII (0.40)      14.962     13.860   (7.37%)                                                  572.7               7,938
Qualified XII (0.45)      10.749      9.952   (7.41%)                                              190,721.8           1,898,063
Qualified XII (0.55)      10.721      9.916   (7.51%)                                                2,933.3              29,087
Qualified XII (0.60)      10.501      9.898   (5.74%)      (2)                                         887.1               8,781
Qualified XII (0.65)      10.693      9.880   (7.60%)                                               88,213.8             871,552
Qualified XII (0.70)      10.679      9.862   (7.65%)                                               56,178.5             554,032
Qualified XII (0.75)      10.665      9.845   (7.69%)                                              220,372.4           2,169,566
Qualified XII (0.80)      11.232     10.363   (7.74%)                                              158,589.2           1,643,460
Qualified XII (0.85)      14.857     13.700   (7.79%)                                               97,325.0           1,333,352
Qualified XII (0.90)      11.061     10.195   (7.83%)                                                2,379.9              24,263
Qualified XII (0.95)      14.788     13.623   (7.88%)                                               54,305.9             739,809
Qualified XII (1.00)      14.754     13.585   (7.92%)                                              195,525.0           2,656,207
Qualified XII (1.05)      14.719     13.547   (7.96%)                                               75,355.2           1,020,837
Qualified XII (1.10)      14.685     13.508   (8.01%)                                               57,924.4             782,443
Qualified XII (1.15)      14.651     13.470   (8.06%)                                               13,895.5             187,173
Qualified XII (1.20)      14.617     13.432   (8.11%)                                              352,350.4           4,732,771
Qualified XII (1.25)      14.584     13.395   (8.15%)                                               13,693.2             183,421
Qualified XII (1.30)      14.550     13.357   (8.20%)                                                5,656.9              75,559
Qualified XII (1.40)      14.483     13.282   (8.29%)                                               11,787.3             156,559
Qualified XII (1.50)      14.416     13.207   (8.39%)                                                  842.4              11,126
Qualified XV              16.521     15.220   (7.87%)                                                8,971.7             136,550
Qualified XVI             16.170     14.814   (8.39%)                                               34,726.2             514,434
Qualified XVII            16.526     15.232   (7.83%)                                               28,421.9             432,923
Qualified XVIII           16.917     15.592   (7.83%)                                               10,453.4             162,990
Qualified XXI             16.561     15.279   (7.74%)                                                5,458.3              83,397
Qualified XXII            16.588     15.317   (7.66%)                                               11,974.0             183,405
Qualified XXIV            14.763     13.611   (7.80%)                                                7,213.9              98,188
Qualified XXV             16.347     15.113   (7.55%)                                                4,884.5              73,820
Qualified XXVI            16.340     15.083   (7.69%)                                                  361.3               5,450
Qualified XXVII           16.343     15.040   (7.97%)                                               43,445.1             653,415
Qualified XXVIII          16.322     14.991   (8.15%)                                                1,742.8              26,127
Annuity contracts in payment
  period                                                                                                                  61,455
---------------------------------------------------------------------------------------------------------------------------------

VARIABLE ANNUITY ACCOUNT C
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2001 (continued):

---------------------------------------------------------------------------------------------------------------------------------
                               Value
                             Per Unit                                                              Units
                             --------                                                           Outstanding        Net Assets
                        Beginning   End of    Total                Expense       Investment        at End            at End
                         of Year     Year    Return                 Ratio       Income Ratio      of Year            of Year
---------------------------------------------------------------------------------------------------------------------------------
AETNA GET FUND, SERIES D:                                      0.25% to 1.75%           1.46%
Qualified III           $ 10.188   $ 10.235    0.46%                                                 5,679.9     $        58,134
Qualified VI              10.188     10.235    0.46%                                            11,004,023.9         112,626,185
Qualified X (1.15)        10.188     10.235    0.46%                                               132,698.1           1,358,165
Qualified X (1.25)        10.188     10.235    0.46%                                             2,396,910.6          24,532,380
Qualified XI              10.292     10.403    1.08%                                             2,082,570.1          21,664,977
Qualified XII (0.30)      10.414     10.391   (0.22%)      (6)                                     113,240.1           1,176,678
Qualified XII (0.60)      10.394     10.537    1.38%                                               109,223.6           1,150,889
Qualified XII (0.65)      10.376     10.515    1.34%                                                 1,176.9              12,375
Qualified XII (0.70)      10.370     10.503    1.28%                                                36,796.9             386,478
Qualified XII (0.80)      10.347     10.469    1.18%                                                26,177.6             274,053
Qualified XII (0.85)      10.455     10.453   (0.02%)      (2)                                      78,932.0             825,076
Qualified XII (0.90)      10.324     10.436    1.08%                                                21,619.4             225,620
Qualified XII (0.95)      10.313     10.419    1.03%                                                50,425.8             525,386
Qualified XII (1.00)      10.301     10.402    0.98%                                               169,250.0           1,760,539
Qualified XII (1.05)      10.290     10.385    0.92%                                             2,245,229.0          23,316,703
Qualified XII (1.10)      10.279     10.368    0.87%                                               157,582.8           1,633,818
Qualified XII (1.20)      10.256     10.335    0.77%                                               311,695.2           3,221,370
Qualified XII (1.25)      10.244     10.318    0.72%                                             4,834,394.4          49,881,281
Qualified XII (1.30)      10.233     10.302    0.67%                                                49,869.4             513,755
Qualified XII (1.35)      10.222     10.285    0.62%                                                12,912.6             132,806
Qualified XII (1.40)      10.210     10.268    0.57%                                                 9,072.6              93,157
Qualified XII (1.50)      10.188     10.235    0.46%                                                 5,628.6              57,609
Qualified XII (1.65)      10.171     10.186    0.15%       (1)                                         692.5               7,054
Qualified XV              10.256     10.335    0.77%                                                76,150.5             787,015
Qualified XVI             10.131     10.153    0.22%                                               101,063.2           1,026,095
Qualified XVII            10.188     10.235    0.46%                                                89,461.7             915,640
Qualified XVIII           10.188     10.235    0.46%                                               477,459.9           4,886,802
Qualified XXI             10.282     10.377    0.92%                                                50,652.0             525,616
Qualified XXII            10.282     10.377    0.92%                                               397,209.4           4,121,842
Qualified XXIV            10.251     10.339    0.86%                                                63,863.9             660,289
Qualified XXV             10.203     10.318    1.13%                                                52,237.4             538,985
Qualified XXVI            10.199     10.298    0.97%                                                18,663.1             192,193
Qualified XXVII           10.201     10.269    0.67%                                             2,843,992.1          29,204,955
---------------------------------------------------------------------------------------------------------------------------------
AETNA GET FUND, SERIES E:                                      0.25% to 1.75%           0.79%
Qualified V               10.114     10.026   (0.87%)                                                  489.8               4,911
Qualified VI              10.139     10.068   (0.70%)                                            4,823,676.8          48,564,778
Qualified X (1.15)        10.109     10.013   (0.95%)                                              132,151.9           1,323,237
Qualified X (1.25)        10.107     10.010   (0.96%)                                            1,256,793.2          12,580,500
Qualified XI              10.221     10.210   (0.11%)                                              725,679.4           7,409,187
Qualified XII (0.30)      10.126     10.197    0.70%       (6)                                     139,947.4           1,427,044
Qualified XII (0.70)      10.265     10.275    0.10%                                                 9,878.6             101,503
Qualified XII (0.80)      10.249     10.249    0.00%                                                24,170.4             247,722
Qualified XII (0.85)      10.295     10.236   (0.57%)      (2)                                      70,223.1             718,804
Qualified XII (0.95)      10.226     10.210   (0.16%)                                              102,170.2           1,043,158
Qualified XII (1.00)      10.218     10.197   (0.21%)                                               46,435.2             473,500
Qualified XII (1.05)      10.210     10.184   (0.25%)                                              961,600.7           9,792,942
Qualified XII (1.10)      10.202     10.171   (0.30%)                                               36,429.3             370,522
Qualified XII (1.20)      10.186     10.145   (0.40%)                                              127,627.8           1,294,784
Qualified XII (1.25)      10.178     10.132   (0.45%)                                            1,567,937.4          15,886,342
Qualified XII (1.30)      10.171     10.119   (0.51%)                                               15,370.2             155,531
Qualified XII (1.35)      10.163     10.106   (0.56%)                                                5,406.2              54,635
Qualified XII (1.40)      10.155     10.093   (0.61%)                                                1,902.5              19,202
Qualified XII (1.50)      10.139     10.068   (0.70%)                                                6,631.1              66,762
Qualified XII (1.65)      10.092     10.029   (0.62%)      (1)                                       3,252.1              32,615
Qualified XV              10.186     10.145   (0.40%)                                               86,412.4             876,654
Qualified XVI             10.100     10.004   (0.95%)                                               21,398.0             214,066
Qualified XVII            10.139     10.068   (0.70%)                                              116,742.8           1,175,367
Qualified XVIII           10.107     10.010   (0.96%)                                               61,374.6             614,360
Qualified XXI             10.210     10.184   (0.25%)                                               16,970.1             172,823
Qualified XXII            10.210     10.184   (0.25%)                                              155,762.6           1,586,286
Qualified XXIV            10.185     10.152   (0.32%)                                               23,112.9             234,642

VARIABLE ANNUITY ACCOUNT C
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2001 (continued):

---------------------------------------------------------------------------------------------------------------------------------
                               Value
                             Per Unit                                                              Units
                             --------                                                           Outstanding        Net Assets
                        Beginning   End of    Total                Expense       Investment        at End            at End
                         of Year     Year    Return                 Ratio       Income Ratio      of Year            of Year
---------------------------------------------------------------------------------------------------------------------------------
AETNA GET FUND, SERIES E: (continued):
Qualified XXV           $ 10.155   $ 10.149   (0.06%)                                              120,853.4     $     1,226,541
Qualified XXVI            10.118     10.130    0.12%       (2)                                      43,101.8             436,621
Qualified XXVII           10.153     10.100   (0.52%)                                              999,176.6          10,091,684
---------------------------------------------------------------------------------------------------------------------------------
AETNA GET FUND, SERIES G:                                      0.25% to 1.75%           0.39%
Qualified VI               9.914      9.903   (0.11%)                                            1,295,879.0          12,833,090
Qualified X (1.25)         9.888      9.853   (0.35%)                                              442,314.4           4,358,124
Qualified XI               9.983     10.033    0.50%                                                84,837.2             851,172
Qualified XII (0.30)       9.941     10.020    0.79%       (6)                                       6,579.1              65,923
Qualified XII (0.60)      10.031     10.111    0.80%                                                 4,874.1              49,282
Qualified XII (0.80)      10.004     10.065    0.61%                                                 1,379.6              13,886
Qualified XII (0.85)      10.013     10.053    0.40%      (10)                                       5,422.2              54,509
Qualified XII (0.90)       9.991     10.041    0.50%                                                   359.6               3,611
Qualified XII (0.95)       9.925     10.030    1.06%       (7)                                       8,989.9              90,169
Qualified XII (1.00)       9.978     10.018    0.40%                                                22,600.3             226,410
Qualified XII (1.05)       9.972     10.007    0.35%                                               169,969.4           1,700,884
Qualified XII (1.10)       9.965      9.995    0.30%                                                51,610.0             515,842
Qualified XII (1.15)       9.946      9.984    0.38%       (2)                                       1,860.4              18,574
Qualified XII (1.20)       9.952      9.972    0.20%                                                34,302.1             342,061
Qualified XII (1.25)       9.946      9.961    0.15%                                               536,929.7           5,348,357
Qualified XII (1.30)       9.939      9.949    0.10%                                                 4,364.8              43,425
Qualified XII (1.35)       9.933      9.938    0.05%                                                 3,769.3              37,459
Qualified XII (1.40)       9.926      9.926    0.00%                                                 3,654.3              36,273
Qualified XII (1.45)       9.920      9.915   (0.05%)                                               30,622.5             303,622
Qualified XV               9.952      9.972    0.20%                                                30,156.2             300,718
Qualified XVI              9.881      9.846   (0.35%)                                                5,834.6              57,447
Qualified XVII             9.914      9.903   (0.11%)                                               29,548.4             292,618
Qualified XVIII            9.888      9.853   (0.35%)                                               68,752.5             677,418
Qualified XXI              9.972     10.007    0.35%                                                 2,661.3              26,632
Qualified XXII             9.972     10.007    0.35%                                                18,134.7             181,474
Qualified XXIV             9.952      9.980    0.28%                                                 6,204.6              61,922
Qualified XXV              9.929      9.984    0.55%                                                 8,607.1              85,933
Qualified XXVI             9.913      9.964    0.51%       (2)                                       8,750.2              87,187
Qualified XXVII            9.927      9.936    0.09%                                               511,483.3           5,082,098
---------------------------------------------------------------------------------------------------------------------------------
AETNA GET FUND, SERIES H:                                      0.25% to 1.75%           0.47%
Qualified VI              10.069      9.985   (0.83%)                                            1,081,741.0          10,801,184
Qualified X (1.15)        10.051      9.943   (1.07%)                                               46,788.1             465,214
Qualified X (1.25)        10.049      9.941   (1.07%)                                              228,130.1           2,267,841
Qualified XI              10.127     10.104   (0.23%)                                              106,426.3           1,075,331
Qualified XII (0.30)      10.127     10.091   (0.36%)      (6)                                       3,361.0              33,916
Qualified XII (0.60)      10.163     10.171    0.08%                                                   331.5               3,372
Qualified XII (0.80)      10.142     10.129   (0.13%)                                               13,648.7             138,248
Qualified XII (0.85)       9.871     10.119    2.51%       (4)                                       1,991.4              20,151
Qualified XII (0.90)      10.131     10.109   (0.22%)                                                1,483.1              14,993
Qualified XII (0.95)      10.126     10.098   (0.28%)                                               15,062.1             152,097
Qualified XII (1.00)      10.121     10.088   (0.33%)                                               14,009.1             141,324
Qualified XII (1.05)      10.116     10.078   (0.38%)                                              315,951.1           3,184,155
Qualified XII (1.10)      10.111     10.067   (0.44%)                                               23,491.4             236,488
Qualified XII (1.20)      10.100     10.047   (0.52%)                                               13,950.2             140,158
Qualified XII (1.25)      10.095     10.037   (0.57%)                                              277,780.7           2,788,085
Qualified XII (1.30)      10.090     10.026   (0.63%)                                                1,295.0              12,984
Qualified XII (1.35)      10.084     10.016   (0.67%)                                                9,055.2              90,697
Qualified XII (1.40)      10.079     10.006   (0.72%)                                                5,910.0              59,135
Qualified XII (1.45)      10.074      9.996   (0.77%)                                                1,273.3              12,728
Qualified XV              10.100     10.047   (0.52%)                                               15,669.0             157,426
Qualified XVI             10.043      9.934   (1.09%)                                                9,652.2              95,885
Qualified XVII            10.069      9.985   (0.83%)                                               34,877.5             348,252
Qualified XVIII           10.049      9.941   (1.07%)                                               58,342.7             579,985
Qualified XXI             10.116     10.078   (0.38%)                                                1,711.4              17,247
Qualified XXII            10.116     10.078   (0.38%)                                               24,037.4             242,249
Qualified XXV             10.084     10.066   (0.18%)                                                1,790.0              18,018
Qualified XXVI            10.080     10.047   (0.33%)                                                1,932.0              19,411
Qualified XXVII           10.082     10.018   (0.63%)                                              268,638.6           2,691,221
---------------------------------------------------------------------------------------------------------------------------------

VARIABLE ANNUITY ACCOUNT C
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2001 (continued):

---------------------------------------------------------------------------------------------------------------------------------
                               Value
                             Per Unit                                                              Units
                             --------                                                           Outstanding        Net Assets
                        Beginning   End of    Total                Expense       Investment        at End            at End
                         of Year     Year    Return                 Ratio       Income Ratio      of Year            of Year
---------------------------------------------------------------------------------------------------------------------------------
AETNA GET FUND, SERIES I:                                           1.75%               0.24%
Qualified X (1.25)      $  9.863   $  9.804   (0.60%)                                              112,434.8     $     1,102,311
Qualified XVIII            9.863      9.804   (0.60%)                                               15,297.9             149,981
---------------------------------------------------------------------------------------------------------------------------------
AETNA GET FUND, SERIES J:                                           1.75%               0.16%
Qualified X (1.25)         9.731      9.686   (0.46%)                                               32,661.5             316,359
Qualified XVIII            9.731      9.686   (0.46%)                                                6,624.6              64,166
---------------------------------------------------------------------------------------------------------------------------------
AETNA GET FUND, SERIES K:                                      1.30% to 1.75%           0.00%
Qualified X (1.25)        10.041      9.788   (2.52%)                                               43,521.5             425,988
Qualified XXVII           10.046      9.836   (2.09%)                                              187,961.9           1,848,793
---------------------------------------------------------------------------------------------------------------------------------
AETNA GET FUND, SERIES L:                                           1.30%               4.60%
Qualified XXVII           10.015      9.979   (0.36%)                                              130,743.4           1,304,688
---------------------------------------------------------------------------------------------------------------------------------
AETNA GET FUND, SERIES Q:                                           1.05%               0.00%
Qualified XXVII            9.999     10.000    0.01%      (12)                                     364,160.8           3,641,608
---------------------------------------------------------------------------------------------------------------------------------
AETNA GROWTH AND INCOME VP:                                    0.00% to 1.75%           0.60%
Qualified I              329.769    265.883  (19.37%)                                               86,477.3          22,992,856
Qualified III            250.600    201.929  (19.42%)                                               10,923.7           2,205,820
Qualified V               25.448     20.473  (19.55%)                                               18,076.0             370,069
Qualified VI              25.588     20.618  (19.42%)                                           75,994,481.3       1,566,854,215
Qualified VII             24.151     19.472  (19.37%)                                            6,275,874.0         122,203,819
Qualified VIII            23.756     19.140  (19.43%)                                               53,917.0           1,031,972
Qualified IX              24.020     19.453  (19.01%)                                               12,412.5             241,461
Qualified X (1.15)        25.772     20.788  (19.34%)                                              331,651.2           6,894,366
Qualified X (1.25)        25.588     20.618  (19.42%)                                           13,049,579.3         269,056,225
Qualified XI              26.063     21.129  (18.93%)                                            4,010,571.4          84,739,364
Qualified XII (0.05)      23.506     21.043  (10.48%)      (6)                                     462,701.7           9,736,631
Qualified XII (0.35)      10.545      8.575  (18.68%)                                            4,800,393.2          41,163,372
Qualified XII (0.40)      17.368     14.115  (18.73%)                                               53,877.3             760,478
Qualified XII (0.45)      10.518      8.544  (18.77%)                                              847,662.1           7,242,425
Qualified XII (0.55)      10.490      8.513  (18.85%)                                              928,095.3           7,900,875
Qualified XII (0.60)      10.163      8.497  (16.39%)      (2)                                   1,639,325.8          13,929,351
Qualified XII (0.65)      10.463      8.482  (18.93%)                                              445,025.1           3,774,703
Qualified XII (0.70)      10.450      8.467  (18.98%)                                              962,323.7           8,147,995
Qualified XII (0.75)      10.436      8.451  (19.02%)                                            3,065,149.9          25,903,582
Qualified XII (0.80)      11.429      9.251  (19.06%)                                           11,126,932.7         102,935,254
Qualified XII (0.85)      17.246     13.953  (19.09%)                                            5,556,404.1          77,528,507
Qualified XII (0.90)      11.094      8.971  (19.14%)                                               90,959.9             816,001
Qualified XII (0.95)      17.166     13.874  (19.18%)                                            3,054,662.3          42,380,385
Qualified XII (1.00)      17.127     13.835  (19.22%)                                           13,342,020.8         184,586,858
Qualified XII (1.05)      17.087     13.796  (19.26%)                                              525,252.3           7,246,381
Qualified XII (1.10)      17.047     13.757  (19.30%)                                              294,161.5           4,046,780
Qualified XII (1.15)      17.008     13.718  (19.34%)                                              284,047.7           3,896,567
Qualified XII (1.20)      16.969     13.680  (19.38%)                                              209,140.8           2,861,046
Qualified XII (1.25)      16.929     13.641  (19.42%)                                               75,992.2           1,036,610
Qualified XII (1.30)      16.890     13.603  (19.46%)                                               10,253.0             139,472
Qualified XII (1.35)      16.851     13.565  (19.50%)                                                  262.3               3,558
Qualified XII (1.40)      16.812     13.526  (19.55%)                                               43,851.3             593,133
Qualified XII (1.50)      16.734     13.450  (19.62%)                                                9,104.8             122,460
Qualified XV              25.900     20.933  (19.18%)                                              832,516.0          17,427,058
Qualified XVI             25.351     20.376  (19.62%)                                            1,096,214.3          22,336,463
Qualified XVII            25.817     20.855  (19.22%)                                            3,760,767.6          78,430,809
Qualified XVIII           25.817     20.855  (19.22%)                                            3,988,776.8          83,185,940
Qualified XIX            332.719    268.938  (19.17%)                                               47,243.1          12,705,454
Qualified XX             252.842    204.249  (19.22%)                                              102,140.7          20,862,132
Qualified XXI             25.963     21.015  (19.06%)                                              350,781.1           7,371,665
Qualified XXII            26.006     21.067  (18.99%)                                            1,117,594.4          23,544,362
Qualified XXIV            17.138     13.862  (19.12%)                                            1,142,703.5          15,840,156
Qualified XXV             25.628     20.786  (18.89%)                                              671,177.3          13,951,091
Qualified XXVI            25.617     20.745  (19.02%)                                               85,130.2           1,766,027

VARIABLE ANNUITY ACCOUNT C
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2001 (continued):

---------------------------------------------------------------------------------------------------------------------------------
                               Value
                             Per Unit                                                              Units
                             --------                                                           Outstanding        Net Assets
                        Beginning   End of    Total                Expense       Investment        at End            at End
                         of Year     Year    Return                 Ratio       Income Ratio      of Year            of Year
---------------------------------------------------------------------------------------------------------------------------------
AETNA GROWTH AND INCOME VP: (continued):
Qualified XXVII         $250.928   $202.587  (19.26%)                                            1,137,553.0     $   230,453,445
Qualified XXVIII         250.600    201.933  (19.42%)                                               25,678.1           5,185,262
Qualified XXIX           250.600    201.929  (19.42%)                                                2,840.6             573,604
Qualified XXX            250.558    201.386  (19.62%)                                               65,867.9          13,264,875
Annuity contracts in payment
  period                                                                                                             229,256,859
---------------------------------------------------------------------------------------------------------------------------------
AETNA GROWTH VP:                                               0.00% to 1.75%          11.29%
Qualified III             15.760     11.351  (27.98%)                                                  675.3               7,665
Qualified V               20.638     14.840  (28.09%)                                                3,890.9              57,741
Qualified VI              20.761     14.953  (27.98%)                                            3,666,867.6          54,830,671
Qualified VIII            20.755     14.948  (27.98%)                                                  634.9               9,490
Qualified X (1.15)        20.839     15.024  (27.90%)                                                6,451.8              96,932
Qualified X (1.25)        20.761     14.953  (27.98%)                                              546,125.1           8,166,209
Qualified XI              21.069     15.266  (27.54%)                                              282,640.9           4,314,796
Qualified XII (0.05)      17.528     15.247  (13.01%)      (6)                                      36,220.0             552,247
Qualified XII (0.35)      13.544      9.844  (27.32%)                                              175,057.4           1,723,265
Qualified XII (0.40)      21.242     15.431  (27.36%)                                                1,049.6              16,196
Qualified XII (0.45)      13.509      9.808  (27.40%)                                              352,265.5           3,455,020
Qualified XII (0.55)      13.474      9.773  (27.47%)                                               20,044.8             195,898
Qualified XII (0.60)      13.456      9.755  (27.50%)                                                4,506.0              43,956
Qualified XII (0.65)      13.439      9.738  (27.54%)                                               20,761.3             202,174
Qualified XII (0.70)      13.421      9.720  (27.58%)                                              164,211.1           1,596,132
Qualified XII (0.75)      13.404      9.703  (27.61%)                                              227,866.4           2,210,988
Qualified XII (0.80)      15.239     11.026  (27.65%)                                            1,211,713.4          13,360,352
Qualified XII (0.85)      21.073     15.239  (27.68%)                                              150,712.6           2,296,710
Qualified XII (0.90)      14.801     10.698  (27.72%)                                               19,301.6             206,488
Qualified XII (0.95)      20.994     15.167  (27.76%)                                              142,509.7           2,161,444
Qualified XII (1.00)      20.955     15.131  (27.79%)                                              946,969.4          14,328,594
Qualified XII (1.05)      20.916     15.095  (27.83%)                                               77,946.8           1,176,607
Qualified XII (1.10)      20.878     15.059  (27.87%)                                               18,104.9             272,642
Qualified XII (1.15)      20.839     15.024  (27.90%)                                               19,163.2             287,908
Qualified XII (1.20)      20.800     14.988  (27.94%)                                               13,386.2             200,632
Qualified XII (1.25)      20.761     14.953  (27.98%)                                               14,689.9             219,658
Qualified XII (1.30)      20.723     14.918  (28.01%)                                                4,066.9              60,670
Qualified XII (1.35)      20.684     14.882  (28.05%)                                                  788.9              11,740
Qualified XII (1.40)      20.646     14.847  (28.09%)                                                8,807.6             130,766
Qualified XII (1.50)      20.569     14.777  (28.16%)                                                4,078.0              60,261
Qualified XV              20.994     15.167  (27.76%)                                               34,573.2             524,371
Qualified XVI             20.569     14.777  (28.16%)                                               65,576.0             969,017
Qualified XVII            20.761     14.953  (27.98%)                                               50,159.9             750,041
Qualified XVIII           21.022     15.194  (27.72%)                                               51,320.0             779,756
Qualified XXI             21.045     15.226  (27.65%)                                               37,527.1             571,387
Qualified XXII            21.045     15.239  (27.59%)                                              125,991.5           1,919,984
Qualified XXIV            20.969     15.161  (27.70%)                                               61,211.1             928,022
Qualified XXV             20.793     15.075  (27.50%)                                               63,366.1             955,244
Qualified XXVI            20.784     15.045  (27.61%)                                               13,347.8             200,818
Qualified XXVII            7.718      5.570  (27.83%)                                              108,472.4             604,191
Annuity contracts in
  payment period                                                                                                         307,836
---------------------------------------------------------------------------------------------------------------------------------
AETNA INDEX PLUS LARGE CAP VP:                                 0.00% to 1.75%           4.07%
Qualified V               20.478     17.439  (14.84%)                                                1,498.6              26,134
Qualified VI              20.618     17.587  (14.70%)                                           11,127,272.0         195,695,332
Qualified VIII            20.612     17.580  (14.71%)                                                2,059.4              36,205
Qualified X (1.15)        20.707     17.681  (14.61%)                                               27,450.8             485,357
Qualified X (1.25)        20.618     17.587  (14.70%)                                            1,322,388.5          23,256,846
Qualified XI              20.959     17.986  (14.18%)                                              907,894.5          16,329,391
Qualified XII (0.05)      19.435     17.950   (7.64%)      (6)                                     359,184.4           6,447,360
Qualified XII (0.35)      12.651     10.890  (13.92%)                                              437,895.4           4,768,681
Qualified XII (0.40)      21.131     18.180  (13.97%)                                                1,662.8              30,230
Qualified XII (0.45)      12.618     10.850  (14.01%)                                              677,370.4           7,349,469
Qualified XII (0.55)      12.585     10.811  (14.10%)                                              144,312.8           1,560,166
Qualified XII (0.60)      12.569     10.792  (14.14%)                                               72,835.6             786,042
Qualified XII (0.65)      12.553     10.772  (14.19%)                                              232,973.4           2,509,590

VARIABLE ANNUITY ACCOUNT C
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2001 (continued):

---------------------------------------------------------------------------------------------------------------------------------
                               Value
                             Per Unit                                                              Units
                             --------                                                           Outstanding        Net Assets
                        Beginning   End of    Total                Expense       Investment        at End            at End
                         of Year     Year    Return                 Ratio       Income Ratio      of Year            of Year
---------------------------------------------------------------------------------------------------------------------------------
AETNA INDEX PLUS LARGE CAP VP: (continued):
Qualified XII (0.70)    $ 12.536   $ 10.753  (14.22%)                                              199,252.0     $     2,142,557
Qualified XII (0.75)      12.520     10.733  (14.27%)                                              606,971.6           6,514,626
Qualified XII (0.80)      13.950     11.953  (14.32%)                                            2,847,404.2          34,035,022
Qualified XII (0.85)      20.975     17.964  (14.36%)                                              743,884.8          13,363,146
Qualified XII (0.90)      13.500     11.556  (14.40%)                                               39,494.0             456,393
Qualified XII (0.95)      20.885     17.869  (14.44%)                                              520,590.3           9,302,428
Qualified XII (1.00)      20.841     17.822  (14.49%)                                            2,957,522.3          52,708,963
Qualified XII (1.05)      20.796     17.775  (14.53%)                                              177,687.1           3,158,388
Qualified XII (1.10)      20.751     17.728  (14.57%)                                              112,980.0           2,002,909
Qualified XII (1.15)      20.707     17.681  (14.61%)                                               42,375.2             749,236
Qualified XII (1.20)      20.663     17.634  (14.66%)                                               31,870.5             562,004
Qualified XII (1.25)      20.618     17.587  (14.70%)                                               34,502.9             606,802
Qualified XII (1.30)      20.574     17.541  (14.74%)                                               12,542.8             220,014
Qualified XII (1.35)      20.530     17.494  (14.79%)                                                  592.5              10,365
Qualified XII (1.40)      20.486     17.448  (14.83%)                                               41,187.6             718,642
Qualified XII (1.50)      20.399     17.356  (14.92%)                                                5,902.2             102,438
Qualified XIV             20.618     17.587  (14.70%)                                                  883.9              15,545
Qualified XV              20.870     17.856  (14.44%)                                               52,914.0             944,832
Qualified XVI             20.427     17.381  (14.91%)                                              152,444.3           2,649,634
Qualified XVII            20.692     17.668  (14.61%)                                               70,818.2           1,251,216
Qualified XVIII           20.877     17.871  (14.40%)                                               85,028.4           1,519,542
Qualified XXI             20.920     17.926  (14.31%)                                               79,445.3           1,424,136
Qualified XXII            20.936     17.954  (14.24%)                                              175,012.7           3,142,178
Qualified XXIV            20.854     17.857  (14.37%)                                               88,176.0           1,574,558
Qualified XXV             20.650     17.730  (14.14%)                                              105,874.5           1,877,154
Qualified XXVI            20.641     17.696  (14.27%)                                               24,496.6             433,491
Qualified XXVII           20.645     17.645  (14.53%)                                            2,246,477.0          39,639,087
Qualified XXVIII          20.618     17.588  (14.70%)                                              971,497.8          17,086,703
Annuity contracts in
  payment period                                                                                                       2,113,207
---------------------------------------------------------------------------------------------------------------------------------
AETNA INDEX PLUS MID CAP VP:                                   0.00% to 1.75%           5.86%
Qualified III             14.669     14.965    2.02%       (7)                                           9.0                 134
Qualified V               14.688     14.290   (2.71%)                                                1,289.3              18,424
Qualified VI              14.751     14.374   (2.56%)                                            2,436,649.8          35,024,404
Qualified VIII            14.748     14.370   (2.56%)                                                1,615.4              23,214
Qualified X (1.15)        14.791     14.427   (2.46%)                                                8,545.9             123,292
Qualified X (1.25)        14.751     14.374   (2.56%)                                              284,425.7           4,088,335
Qualified XI              14.923     14.630   (1.96%)                                              203,746.6           2,980,813
Qualified XII (0.05)      14.784     14.611   (1.17%)      (6)                                      65,668.5             959,482
Qualified XII (0.35)      15.460     15.202   (1.67%)                                               76,014.1           1,155,566
Qualified XII (0.40)      15.046     14.787   (1.72%)                                                  559.3               8,271
Qualified XII (0.45)      15.419     15.147   (1.76%)                                               57,830.7             875,962
Qualified XII (0.55)      15.379     15.092   (1.87%)                                               15,014.7             226,602
Qualified XII (0.60)      15.183     15.065   (0.78%)      (2)                                      70,045.6           1,055,237
Qualified XII (0.65)      15.339     15.038   (1.96%)                                               12,404.4             186,538
Qualified XII (0.70)      15.319     15.011   (2.01%)                                               46,084.5             691,774
Qualified XII (0.75)      15.299     14.984   (2.06%)                                               73,912.7           1,107,508
Qualified XII (0.80)      14.930     14.615   (2.11%)                                              457,672.1           6,688,878
Qualified XII (0.85)      14.910     14.588   (2.16%)                                              145,443.4           2,121,728
Qualified XII (0.90)      14.890     14.561   (2.21%)                                                6,947.3             101,159
Qualified XII (0.95)      14.870     14.534   (2.26%)                                              156,767.2           2,278,455
Qualified XII (1.00)      14.851     14.508   (2.31%)                                              543,328.0           7,882,602
Qualified XII (1.05)      14.831     14.481   (2.36%)                                               69,170.8           1,001,662
Qualified XII (1.10)      14.811     14.454   (2.41%)                                               37,048.2             535,495
Qualified XII (1.15)      14.791     14.427   (2.46%)                                                5,029.2              72,556
Qualified XII (1.20)      14.771     14.401   (2.50%)                                                7,819.4             112,607
Qualified XII (1.25)      14.751     14.374   (2.56%)                                                9,458.9             135,962
Qualified XII (1.30)      14.731     14.348   (2.60%)                                                1,284.6              18,431
Qualified XII (1.35)      14.712     14.321   (2.66%)                                                1,324.1              18,963
Qualified XII (1.40)      14.692     14.295   (2.70%)                                               10,547.1             150,771
Qualified XII (1.50)      14.653     14.242   (2.80%)                                                  918.1              13,076
Qualified XV              14.870     14.534   (2.26%)                                               20,748.7             301,561

VARIABLE ANNUITY ACCOUNT C
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2001 (continued):

---------------------------------------------------------------------------------------------------------------------------------
                               Value
                             Per Unit                                                              Units
                             --------                                                           Outstanding        Net Assets
                        Beginning   End of    Total                Expense       Investment        at End            at End
                         of Year     Year    Return                 Ratio       Income Ratio      of Year            of Year
---------------------------------------------------------------------------------------------------------------------------------
AETNA INDEX PLUS MID CAP VP: (continued):
Qualified XVI           $ 14.653   $ 14.242   (2.80%)                                               42,162.1     $       600,472
Qualified XVII            14.751     14.374   (2.56%)                                                7,620.3             109,534
Qualified XVIII           14.751     14.374   (2.56%)                                               15,433.5             221,841
Qualified XXI             14.906     14.592   (2.11%)                                               18,728.1             273,280
Qualified XXII            14.906     14.603   (2.03%)                                               38,319.9             559,585
Qualified XXIV            14.860     14.536   (2.18%)                                               37,986.4             552,170
Qualified XXV             14.774     14.491   (1.92%)                                               41,096.5             595,530
Qualified XXVI            14.768     14.463   (2.07%)                                               13,045.8             188,682
Qualified XXVII           15.377     15.014   (2.36%)                                              517,509.4           7,769,886
Qualified XXVIII          15.357     14.965   (2.55%)                                              511,903.8           7,660,640
---------------------------------------------------------------------------------------------------------------------------------
AETNA INDEX PLUS SMALL CAP VP:                                 0.00% to 1.75%           4.91%
Qualified V               10.416     10.516    0.96%                                                   758.0               7,971
Qualified VI              10.461     10.579    1.13%                                             1,157,605.9          12,246,313
Qualified VIII             9.941     10.576    6.39%       (1)                                       1,138.0              12,035
Qualified X (1.15)        10.489     10.618    1.23%                                                16,834.1             178,744
Qualified X (1.25)        10.461     10.579    1.13%                                               134,001.8           1,417,605
Qualified XI              10.583     10.767    1.74%                                               108,657.5           1,169,915
Qualified XII (0.05)      10.431     10.753    3.09%       (6)                                      23,304.9             250,598
Qualified XII (0.35)      11.144     11.372    2.05%                                                38,549.2             438,382
Qualified XII (0.40)      10.338     10.882    5.26%       (1)                                          77.1                 839
Qualified XII (0.45)      11.115     11.331    1.94%                                                11,408.5             129,270
Qualified XII (0.55)      10.898     11.290    3.60%       (1)                                       3,235.0              36,523
Qualified XII (0.60)      11.130     11.270    1.26%       (2)                                       3,181.3              35,853
Qualified XII (0.65)      11.057     11.249    1.74%                                                60,052.2             675,527
Qualified XII (0.70)      11.042     11.229    1.69%                                                20,120.5             225,933
Qualified XII (0.75)      11.028     11.209    1.64%                                                16,254.9             182,201
Qualified XII (0.80)      10.588     10.756    1.59%                                               110,246.3           1,185,809
Qualified XII (0.85)      10.574     10.736    1.53%                                                48,920.3             525,208
Qualified XII (0.90)      10.559     10.716    1.49%                                                 1,349.9              14,465
Qualified XII (0.95)      10.545     10.696    1.43%                                                58,078.3             621,206
Qualified XII (1.00)      10.531     10.677    1.39%                                               180,346.2           1,925,556
Qualified XII (1.05)      10.517     10.657    1.33%                                                 7,455.4              79,452
Qualified XII (1.10)      10.503     10.637    1.28%                                                 8,426.1              89,628
Qualified XII (1.15)      10.489     10.618    1.23%                                                 3,338.2              35,445
Qualified XII (1.20)      10.475     10.598    1.17%                                                 3,370.9              35,725
Qualified XII (1.25)      10.461     10.579    1.13%                                                 4,434.8              46,916
Qualified XII (1.30)      10.447     10.559    1.07%                                                   171.5               1,811
Qualified XII (1.35)      10.433     10.540    1.03%                                                   227.5               2,398
Qualified XII (1.40)      10.419     10.520    0.97%                                                 7,759.9              81,634
Qualified XII (1.50)      10.391     10.481    0.87%                                                    91.9                 963
Qualified XV              10.545     10.696    1.43%                                                 9,281.7              99,277
Qualified XVI             10.391     10.481    0.87%                                                18,942.8             198,539
Qualified XVII            10.461     10.579    1.13%                                                12,866.1             136,111
Qualified XVIII           10.461     10.579    1.13%                                                 7,169.3              75,844
Qualified XXI             10.571     10.739    1.59%                                                 5,890.8              63,261
Qualified XXII            10.571     10.747    1.66%                                                21,656.7             232,745
Qualified XXIV            10.538     10.698    1.52%                                                10,634.0             113,763
Qualified XXV             10.477     10.665    1.79%                                                 9,997.8             106,627
Qualified XXVI            10.303     10.644    3.31%       (1)                                       6,129.0              65,237
Qualified XXVII           10.881     11.025    1.32%                                               292,146.5           3,220,915
Qualified XXVIII          10.866     10.989    1.13%                                               263,319.7           2,893,620
---------------------------------------------------------------------------------------------------------------------------------
AETNA INTERNATIONAL VP:                                        0.00% to 1.75%           0.11%
Qualified V               11.434      8.581  (24.95%)                                                   11.5                  99
Qualified VI              11.484      8.632  (24.83%)                                              715,656.3           6,177,545
Qualified VIII            11.481      8.630  (24.83%)                                                   13.0                 112
Qualified X (1.15)        11.514      8.664  (24.75%)                                                1,072.9               9,296
Qualified X (1.25)        11.484      8.632  (24.83%)                                               80,579.1             695,559
Qualified XI              11.617      8.786  (24.37%)                                               17,216.9             151,268
Qualified XII (0.05)       9.713      8.774   (9.67%)      (6)                                       1,974.0              17,320
Qualified XII (0.35)      11.462      8.695  (24.14%)                                               17,234.2             149,851
Qualified XII (0.45)      11.433      8.663  (24.23%)                                               56,668.9             490,923

VARIABLE ANNUITY ACCOUNT C
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2001 (continued):

---------------------------------------------------------------------------------------------------------------------------------
                               Value
                             Per Unit                                                              Units
                             --------                                                           Outstanding        Net Assets
                        Beginning   End of    Total                Expense       Investment        at End            at End
                         of Year     Year    Return                 Ratio       Income Ratio      of Year            of Year
---------------------------------------------------------------------------------------------------------------------------------
AETNA INTERNATIONAL VP: (continued):
Qualified XII (0.55)    $ 11.403   $  8.632  (24.30%)                                                  723.2     $         6,243
Qualified XII (0.60)       9.095      8.616   (5.27%)      (8)                                         905.3               7,800
Qualified XII (0.65)      11.373      8.601  (24.37%)                                                1,682.8              14,474
Qualified XII (0.70)      11.358      8.585  (24.41%)                                               40,837.0             350,586
Qualified XII (0.75)      11.344      8.570  (24.45%)                                                7,954.3              68,168
Qualified XII (0.80)      11.623      8.777  (24.49%)                                               64,928.2             569,875
Qualified XII (0.85)      11.608      8.760  (24.53%)                                               36,688.7             321,393
Qualified XII (0.90)      11.592      8.744  (24.57%)                                                2,215.6              19,373
Qualified XII (0.95)      11.576      8.728  (24.60%)                                               25,721.5             224,497
Qualified XII (1.00)      11.561      8.712  (24.64%)                                              104,110.0             907,006
Qualified XII (1.05)      11.545      8.696  (24.68%)                                                3,613.5              31,423
Qualified XII (1.10)      11.530      8.680  (24.72%)                                                5,097.8              44,249
Qualified XII (1.15)      11.514      8.664  (24.75%)                                                2,847.6              24,672
Qualified XII (1.20)      11.499      8.648  (24.79%)                                                1,171.4              10,130
Qualified XII (1.25)      11.484      8.632  (24.83%)                                                3,880.9              33,500
Qualified XII (1.30)      11.468      8.616  (24.87%)                                                   91.5                 788
Qualified XII (1.40)      11.437      8.584  (24.95%)                                                3,040.8              26,102
Qualified XII (1.50)      11.407      8.553  (25.02%)                                                  587.9               5,028
Qualified XV              11.576      8.728  (24.60%)                                                1,565.0              13,659
Qualified XVI             11.407      8.553  (25.02%)                                                8,303.5              71,020
Qualified XVIII           11.484      8.632  (24.83%)                                                8,478.8              73,189
Qualified XXI             11.604      8.763  (24.48%)                                                2,750.9              24,106
Qualified XXII            11.604      8.770  (24.42%)                                               28,216.2             247,456
Qualified XXIV            11.568      8.729  (24.54%)                                               11,002.6              96,042
Qualified XXV             11.501      8.702  (24.34%)                                                6,894.0              59,992
Qualified XXVI            11.496      8.685  (24.45%)                                                  289.8               2,517
Qualified XXVII            8.094      6.096  (24.68%)                                                5,360.9              32,680
---------------------------------------------------------------------------------------------------------------------------------
AETNA LEGACY VP:                                               0.00% to 1.75%           4.35%
Qualified III             15.599     15.039   (3.59%)                                                  621.2               9,342
Qualified V               15.465     14.885   (3.75%)                                                  584.6               8,702
Qualified VI              15.599     15.039   (3.59%)                                            1,083,315.3          16,291,979
Qualified X (1.15)        15.753     15.202   (3.50%)                                               15,761.2             239,602
Qualified X (1.25)        15.667     15.104   (3.59%)                                              336,932.1           5,089,023
Qualified XI              15.889     15.411   (3.01%)                                               48,909.5             753,744
Qualified XII (0.05)      15.689     15.349   (2.17%)      (6)                                      43,588.6             669,042
Qualified XII (0.35)      11.234     10.929   (2.71%)                                               38,156.5             417,012
Qualified XII (0.40)      14.600     14.196   (2.77%)                                                  145.5               2,065
Qualified XII (0.45)      11.204     10.889   (2.81%)                                               67,498.1             734,987
Qualified XII (0.55)      11.175     10.850   (2.91%)                                               13,869.1             150,480
Qualified XII (0.60)      11.137     10.830   (2.76%)      (2)                                          18.7                 203
Qualified XII (0.65)      11.146     10.811   (3.01%)                                               68,036.3             735,540
Qualified XII (0.70)      11.132     10.791   (3.06%)                                               35,171.9             379,540
Qualified XII (0.75)      11.117     10.772   (3.10%)                                               66,844.2             720,046
Qualified XII (0.80)      11.514     11.151   (3.15%)                                              117,599.1           1,311,348
Qualified XII (0.85)      14.497     14.033   (3.20%)                                               71,453.5           1,002,707
Qualified XII (0.90)      11.412     11.040   (3.26%)                                                3,429.6              37,863
Qualified XII (0.95)      14.430     13.954   (3.30%)                                               32,433.4             452,575
Qualified XII (1.00)      14.397     13.914   (3.35%)                                              280,328.4           3,900,489
Qualified XII (1.05)      14.363     13.875   (3.40%)                                               42,207.4             585,628
Qualified XII (1.10)      14.330     13.836   (3.45%)                                               30,463.7             421,496
Qualified XII (1.15)      14.297     13.797   (3.50%)                                               10,286.2             141,919
Qualified XII (1.20)      14.264     13.758   (3.55%)                                               17,388.0             239,224
Qualified XII (1.25)      14.231     13.720   (3.59%)                                                8,424.7             115,587
Qualified XII (1.30)      14.198     13.681   (3.64%)                                                2,682.7              36,702
Qualified XII (1.35)      13.694     13.642   (0.38%)      (4)                                           3.3                  45
Qualified XII (1.40)      14.132     13.604   (3.74%)                                                2,548.0              34,663
Qualified XII (1.50)      14.067     13.527   (3.84%)                                                  188.6               2,551
Qualified XV              15.789     15.268   (3.30%)                                                5,920.4              90,392
Qualified XVI             15.454     14.862   (3.83%)                                               19,581.0             291,013
Qualified XVII            15.795     15.281   (3.25%)                                               19,598.1             299,478
Qualified XVIII           15.864     15.348   (3.25%)                                               46,201.7             709,104

VARIABLE ANNUITY ACCOUNT C
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2001 (continued):

---------------------------------------------------------------------------------------------------------------------------------
                               Value
                             Per Unit                                                              Units
                             --------                                                           Outstanding        Net Assets
                        Beginning   End of    Total                Expense       Investment        at End            at End
                         of Year     Year    Return                 Ratio       Income Ratio      of Year            of Year
---------------------------------------------------------------------------------------------------------------------------------
AETNA LEGACY VP: (continued):
Qualified XXI           $ 15.828   $ 15.328   (3.16%)                                                5,228.6     $        80,144
Qualified XXII            15.855     15.367   (3.08%)                                                5,463.5              83,958
Qualified XXIV            14.406     13.942   (3.22%)                                                2,428.7              33,861
Qualified XXV             15.623     15.161   (2.96%)                                                4,304.9              65,267
Qualified XXVI            15.616     15.131   (3.11%)                                                  527.1               7,976
Qualified XXVII           15.620     15.088   (3.41%)                                               51,195.7             772,440
Qualified XXVIII          14.862     15.039    1.19%      (12)                                         626.4               9,421
Annuity contracts in
  payment period                                                                                                         168,789
---------------------------------------------------------------------------------------------------------------------------------
AETNA MONEY MARKET VP:                                         0.00% to 1.75%           5.45%
Qualified I               47.509     48.793    2.70%                                                22,886.2           1,116,684
Qualified III             46.754     47.989    2.64%                                                 4,461.3             214,095
Qualified V               13.435     13.767    2.47%                                                20,324.7             279,810
Qualified VI              13.571     13.929    2.64%                                             9,788,389.4         136,342,476
Qualified VII             13.500     13.865    2.70%                                               268,289.9           3,719,839
Qualified VIII            13.066     13.410    2.63%                                                11,518.0             154,457
Qualified IX              13.531     13.923    2.90%                                                 2,006.5              27,937
Qualified X (1.15)        13.669     14.044    2.74%                                               190,821.4           2,679,896
Qualified X (1.25)        13.571     13.929    2.64%                                             2,629,444.0          36,625,525
Qualified XI              13.823     14.274    3.26%                                               453,275.7           6,470,058
Qualified XII (0.05)      14.025     14.216    1.36%       (6)                                      59,698.3             848,671
Qualified XII (0.35)      11.443     11.852    3.57%                                               535,159.4           6,342,709
Qualified XII (0.40)      12.448     12.886    3.52%                                                 2,530.5              32,608
Qualified XII (0.45)      11.413     11.809    3.47%                                               106,827.0           1,261,520
Qualified XII (0.55)      11.383     11.767    3.37%                                                38,644.1             454,725
Qualified XII (0.60)      11.396     11.745    3.06%       (2)                                      37,494.3             440,370
Qualified XII (0.65)      11.354     11.724    3.26%                                               319,091.5           3,741,029
Qualified XII (0.70)      11.339     11.703    3.21%                                               291,538.0           3,411,869
Qualified XII (0.75)      11.324     11.682    3.16%                                               354,704.5           4,143,658
Qualified XII (0.80)      11.456     11.812    3.11%                                             1,739,521.5          20,547,228
Qualified XII (0.85)      12.360     12.737    3.05%                                               515,676.5           6,568,171
Qualified XII (0.90)      11.398     11.740    3.00%                                                14,164.7             166,293
Qualified XII (0.95)      12.303     12.666    2.95%                                               907,363.0          11,492,660
Qualified XII (1.00)      12.274     12.630    2.90%                                             2,364,040.2          29,857,828
Qualified XII (1.05)      12.246     12.594    2.84%                                               134,426.8           1,692,971
Qualified XII (1.10)      12.218     12.559    2.79%                                               121,076.6           1,520,601
Qualified XII (1.15)      12.189     12.524    2.75%                                                76,506.1             958,163
Qualified XII (1.20)      12.161     12.488    2.69%                                                51,519.2             643,372
Qualified XII (1.25)      12.133     12.453    2.64%                                                31,486.5             392,102
Qualified XII (1.30)      12.105     12.418    2.59%                                                17,087.6             212,194
Qualified XII (1.35)      12.077     12.383    2.53%                                                 5,210.1              64,517
Qualified XII (1.40)      12.049     12.348    2.48%                                                28,987.0             357,931
Qualified XII (1.50)      11.993     12.279    2.38%                                                 4,958.5              60,885
Qualified XV              13.736     14.142    2.96%                                                48,394.0             684,388
Qualified XVI             13.445     13.765    2.38%                                               171,506.9           2,360,793
Qualified XVII            13.571     13.929    2.64%                                               391,787.1           5,457,203
Qualified XVIII           13.571     13.929    2.64%                                               778,425.0          10,842,682
Qualified XIX             47.509     48.793    2.70%                                                12,744.6             621,845
Qualified XX              46.754     47.989    2.64%                                                68,117.3           3,268,880
Qualified XXI             13.769     14.197    3.11%                                                77,731.6           1,103,555
Qualified XXII            13.792     14.232    3.19%                                               135,175.9           1,923,823
Qualified XXIV            12.282     12.655    3.04%                                               143,580.1           1,817,006
Qualified XXV             13.592     14.042    3.31%                                               125,327.2           1,759,844
Qualified XXVI            13.586     14.015    3.16%                                                37,077.3             519,639
Qualified XXVII           47.123     48.828    3.62%                                               764,353.3          37,321,843
Qualified XXVIII          46.754     47.990    2.64%                                               459,087.8          22,031,624
Qualified XXIX            46.754     47.989    2.64%                                                 2,218.5             106,462
Qualified XXX             46.746     47.860    2.38%                                                36,697.0           1,756,318
Annuity contracts in
  payment period                                                                                                         149,921
---------------------------------------------------------------------------------------------------------------------------------

VARIABLE ANNUITY ACCOUNT C
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2001 (continued):

---------------------------------------------------------------------------------------------------------------------------------
                               Value
                             Per Unit                                                              Units
                             --------                                                           Outstanding        Net Assets
                        Beginning   End of    Total                Expense       Investment        at End            at End
                         of Year     Year    Return                 Ratio       Income Ratio      of Year            of Year
---------------------------------------------------------------------------------------------------------------------------------
AETNA SMALL COMPANY VP:                                        0.00% to 1.75%           3.51%
Qualified V             $ 18.458   $ 18.926    2.54%                                                 1,465.8     $        27,741
Qualified VI              18.568     19.070    2.70%                                             2,827,320.3          53,916,999
Qualified VIII            18.563     19.063    2.69%                                                   749.9              14,296
Qualified X (1.15)        18.638     19.160    2.80%                                                 2,884.7              55,271
Qualified X (1.25)        18.568     19.070    2.70%                                               366,997.9           6,998,650
Qualified XI              18.843     19.469    3.32%                                               163,782.6           3,188,683
Qualified XII (0.05)      18.893     19.444    2.92%       (6)                                      36,062.8             701,205
Qualified XII (0.35)      12.732     13.195    3.64%                                                69,886.0             922,146
Qualified XII (0.40)      18.998     19.678    3.58%                                                   311.1               6,122
Qualified XII (0.45)      12.699     13.147    3.53%                                               210,230.7           2,763,903
Qualified XII (0.55)      12.666     13.100    3.43%                                                23,550.8             308,516
Qualified XII (0.60)      12.779     13.076    2.32%       (2)                                      36,305.4             474,730
Qualified XII (0.65)      12.633     13.052    3.32%                                                14,063.3             183,554
Qualified XII (0.70)      12.616     13.029    3.27%                                                40,459.1             527,142
Qualified XII (0.75)      12.600     13.005    3.21%                                               216,921.8           2,821,068
Qualified XII (0.80)      13.419     13.844    3.17%                                             2,121,732.5          29,373,265
Qualified XII (0.85)      18.847     19.434    3.11%                                               131,464.6           2,554,883
Qualified XII (0.90)      13.048     13.447    3.06%                                                22,618.7             304,154
Qualified XII (0.95)      18.777     19.342    3.01%                                               133,977.4           2,591,390
Qualified XII (1.00)      18.742     19.296    2.96%                                               798,137.7          15,400,865
Qualified XII (1.05)      18.707     19.251    2.91%                                                28,139.5             541,713
Qualified XII (1.10)      18.673     19.205    2.85%                                                22,420.7             430,589
Qualified XII (1.15)      18.638     19.160    2.80%                                                13,689.4             262,288
Qualified XII (1.20)      18.603     19.115    2.75%                                                15,471.4             295,736
Qualified XII (1.25)      18.568     19.070    2.70%                                                15,435.1             294,348
Qualified XII (1.30)      18.534     19.024    2.64%                                                 4,253.5              80,918
Qualified XII (1.35)      18.499     18.979    2.59%                                                   371.9               7,058
Qualified XII (1.40)      18.465     18.935    2.55%                                                 8,634.3             163,491
Qualified XII (1.50)      18.396     18.845    2.44%                                                 2,243.4              42,276
Qualified XV              18.777     19.342    3.01%                                                17,879.2             345,819
Qualified XVI             18.396     18.845    2.44%                                                44,050.3             830,127
Qualified XVII            18.568     19.070    2.70%                                                10,911.8             208,088
Qualified XVIII           18.801     19.377    3.06%                                                11,229.6             217,596
Qualified XXI             18.822     19.418    3.17%                                                17,604.7             341,849
Qualified XXII            18.822     19.434    3.25%                                                65,181.2           1,266,731
Qualified XXIV            18.754     19.334    3.09%                                                79,781.6           1,542,498
Qualified XXV             18.597     19.224    3.37%                                                28,245.7             542,996
Qualified XXVI            18.589     19.187    3.22%                                                 9,989.7             191,673
Qualified XXVII            9.145      9.410    2.90%                                               361,369.9           3,400,491
Annuity contracts in
  payment period                                                                                                          59,353
---------------------------------------------------------------------------------------------------------------------------------
AETNA TECHNOLOGY VP:                                           0.00% to 1.75%           0.00%
Qualified V                5.824      4.424  (24.04%)                                                4,187.8              18,527
Qualified VI               5.831      4.436  (23.92%)                                            3,252,927.4          14,429,986
Qualified VIII             5.830      4.435  (23.93%)                                                1,374.3               6,095
Qualified X (1.15)         3.266      4.443   36.04%       (9)                                       2,277.1              10,117
Qualified X (1.25)         5.831      4.436  (23.92%)                                              394,228.6           1,748,798
Qualified XI               5.854      4.481  (23.45%)                                              316,766.1           1,419,429
Qualified XII (0.05)       4.815      4.475   (7.06%)      (6)                                      52,058.5             232,962
Qualified XII (0.35)       5.865      4.503  (23.22%)                                               86,256.3             388,412
Qualified XII (0.45)       3.259      4.495   37.93%       (9)                                         855.4               3,845
Qualified XII (0.55)       5.857      4.487  (23.39%)                                               14,659.2              65,776
Qualified XII (0.60)       6.538      4.483  (31.43%)      (2)                                       6,940.4              31,114
Qualified XII (0.70)       5.851      4.476  (23.50%)                                               33,874.4             151,622
Qualified XII (0.75)       5.849      4.472  (23.54%)                                               85,592.6             382,770
Qualified XII (0.80)       5.847      4.468  (23.58%)                                              882,962.4           3,945,076
Qualified XII (0.85)       5.845      4.464  (23.63%)                                              126,835.3             566,193
Qualified XII (0.90)       5.842      4.460  (23.66%)                                               15,740.4              70,202
Qualified XII (0.95)       5.840      4.456  (23.70%)                                              126,033.2             561,604
Qualified XII (1.00)       5.838      4.453  (23.72%)                                              881,479.7           3,925,229
Qualified XII (1.05)       5.836      4.449  (23.77%)                                               17,208.8              76,562
Qualified XII (1.10)       5.834      4.445  (23.81%)                                               19,649.9              87,344

VARIABLE ANNUITY ACCOUNT C
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2001 (continued):

---------------------------------------------------------------------------------------------------------------------------------
                               Value
                             Per Unit                                                              Units
                             --------                                                           Outstanding        Net Assets
                        Beginning   End of    Total                Expense       Investment        at End            at End
                         of Year     Year    Return                 Ratio       Income Ratio      of Year            of Year
---------------------------------------------------------------------------------------------------------------------------------
AETNA TECHNOLOGY VP: (continued):
Qualified XII (1.15)    $  5.832   $  4.441  (23.85%)                                                8,801.6     $        39,088
Qualified XII (1.20)       5.830      4.437  (23.89%)                                               16,960.8              75,255
Qualified XII (1.25)       5.828      4.434  (23.92%)                                               10,886.6              48,271
Qualified XII (1.30)       5.826      4.430  (23.96%)                                                2,130.7               9,439
Qualified XII (1.35)       5.893      4.426  (24.89%)      (2)                                         764.8               3,385
Qualified XII (1.40)       5.822      4.422  (24.05%)                                                9,124.2              40,347
Qualified XII (1.50)       5.818      4.414  (24.13%)                                                  296.6               1,309
Qualified XV               5.842      4.458  (23.69%)                                               29,524.9             131,622
Qualified XVI              5.821      4.417  (24.12%)                                               31,262.4             138,086
Qualified XVII             5.841      4.454  (23.75%)                                               24,538.4             109,294
Qualified XVIII            5.841      4.454  (23.75%)                                               16,949.7              75,494
Qualified XXI              5.848      4.469  (23.58%)                                               37,134.9             165,956
Qualified XXII             5.848      4.473  (23.51%)                                              161,904.3             724,198
Qualified XXIV             5.842      4.461  (23.64%)                                               78,902.5             351,984
Qualified XXV              5.840      4.472  (23.42%)                                               44,851.5             200,576
Qualified XXVI             5.837      4.463  (23.54%)                                                6,338.6              28,289
Qualified XXVII            5.710      4.352  (23.78%)                                              342,338.2           1,489,856
---------------------------------------------------------------------------------------------------------------------------------
AETNA VALUE OPPORTUNITY VP:                                    0.00% to 1.75%           4.66%
Qualified V               20.480     18.250  (10.89%)                                                1,569.4              28,641
Qualified VI              20.602     18.388  (10.75%)                                            2,189,268.1          40,256,262
Qualified VIII            20.596     18.382  (10.75%)                                                  447.1               8,218
Qualified X (1.15)        20.679     18.476  (10.65%)                                                5,521.9             102,022
Qualified X (1.25)        20.602     18.388  (10.75%)                                              305,476.9           5,617,110
Qualified XI              20.907     18.774  (10.20%)                                              142,063.4           2,667,099
Qualified XII (0.05)      20.990     18.750  (10.67%)      (6)                                       3,204.1              60,076
Qualified XII (0.35)      13.931     12.547   (9.93%)                                              101,406.7           1,272,350
Qualified XII (0.40)      21.079     18.975   (9.98%)                                                  330.2               6,266
Qualified XII (0.45)      13.895     12.502  (10.03%)                                               29,097.7             363,779
Qualified XII (0.55)      13.858     12.457  (10.11%)                                               28,686.6             357,349
Qualified XII (0.60)      14.318     12.434  (13.16%)      (2)                                      65,723.6             817,207
Qualified XII (0.65)      13.822     12.412  (10.20%)                                               93,824.8           1,164,553
Qualified XII (0.70)      13.804     12.389  (10.25%)                                              182,613.9           2,262,404
Qualified XII (0.75)      13.786     12.367  (10.29%)                                              254,222.9           3,143,975
Qualified XII (0.80)      15.163     13.595  (10.34%)                                            1,164,757.4          15,834,877
Qualified XII (0.85)      20.911     18.740  (10.38%)                                              100,115.0           1,876,155
Qualified XII (0.90)      14.834     13.287  (10.43%)                                               11,962.3             158,943
Qualified XII (0.95)      20.834     18.651  (10.48%)                                              131,375.0           2,450,275
Qualified XII (1.00)      20.795     18.607  (10.52%)                                              840,710.3          15,643,096
Qualified XII (1.05)      20.756     18.563  (10.57%)                                               31,764.9             589,651
Qualified XII (1.10)      20.718     18.519  (10.61%)                                               12,379.8             229,262
Qualified XII (1.15)      20.679     18.476  (10.65%)                                                9,254.3             170,982
Qualified XII (1.20)      20.641     18.432  (10.70%)                                               14,690.6             270,778
Qualified XII (1.25)      20.602     18.388  (10.75%)                                                7,402.4             136,115
Qualified XII (1.30)      20.564     18.345  (10.79%)                                                1,796.0              32,947
Qualified XII (1.35)      20.526     18.302  (10.84%)                                                  165.4               3,027
Qualified XII (1.40)      20.488     18.258  (10.88%)                                                5,533.7             101,034
Qualified XII (1.50)      20.412     18.172  (10.97%)                                                  906.3              16,469
Qualified XV              20.834     18.651  (10.48%)                                                9,959.9             185,762
Qualified XVI             20.412     18.172  (10.97%)                                               23,921.9             434,708
Qualified XVII            20.602     18.388  (10.75%)                                               18,333.3             337,112
Qualified XVIII           20.861     18.685  (10.43%)                                               19,225.8             359,234
Qualified XXI             20.884     18.725  (10.34%)                                               20,417.1             382,311
Qualified XXII            20.884     18.740  (10.27%)                                               40,212.6             753,584
Qualified XXIV            20.809     18.644  (10.40%)                                               49,202.7             917,336
Qualified XXV             20.634     18.538  (10.16%)                                               21,307.3             394,995
Qualified XXVI            20.625     18.502  (10.29%)                                                8,353.4             154,555
Qualified XXVII           15.556     13.911  (10.57%)                                              698,721.6           9,719,916
Qualified XXVIII          15.536     13.867  (10.74%)                                              676,401.3           9,379,657
---------------------------------------------------------------------------------------------------------------------------------

VARIABLE ANNUITY ACCOUNT C
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2001 (continued):

---------------------------------------------------------------------------------------------------------------------------------
                               Value
                             Per Unit                                                              Units
                             --------                                                           Outstanding        Net Assets
                        Beginning   End of    Total                Expense       Investment        at End            at End
                         of Year     Year    Return                 Ratio       Income Ratio      of Year            of Year
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. FUNDS:
CAPITAL APPRECIATION FUND:                                     0.00% to 1.75%           7.37%
Qualified V             $ 12.068   $  9.128  (24.36%)                                                  361.4     $         3,299
Qualified VI              12.101      9.168  (24.24%)                                            1,022,140.5           9,370,984
Qualified VIII            12.099      9.166  (24.24%)                                                1,258.8              11,538
Qualified X (1.25)        12.101      9.168  (24.24%)                                              103,950.8             953,021
Qualified XI              12.205      9.303  (23.78%)                                               39,241.3             365,062
Qualified XII (0.05)      10.267      9.266   (9.75%)      (6)                                      26,847.6             248,770
Qualified XII (0.35)      12.286      9.393  (23.55%)                                               23,528.7             221,005
Qualified XII (0.45)       7.662      9.368   22.27%       (9)                                       2,190.8              20,523
Qualified XII (0.55)      12.245      9.342  (23.71%)                                               10,960.4             102,392
Qualified XII (0.60)      12.235      9.330  (23.74%)                                                5,426.3              50,627
Qualified XII (0.65)      12.224      9.317  (23.78%)                                                3,349.1              31,204
Qualified XII (0.70)      12.214      9.305  (23.82%)                                               22,118.2             205,810
Qualified XII (0.75)      12.204      9.292  (23.86%)                                               23,785.0             221,010
Qualified XII (0.80)      12.193      9.280  (23.89%)                                              141,985.2           1,317,623
Qualified XII (0.85)      12.183      9.267  (23.93%)                                               76,050.9             704,764
Qualified XII (0.90)      12.173      9.255  (23.97%)                                                4,934.0              45,664
Qualified XII (0.95)      12.162      9.242  (24.01%)                                               77,644.9             717,594
Qualified XII (1.00)      12.152      9.230  (24.05%)                                              191,701.8           1,769,408
Qualified XII (1.05)      12.142      9.217  (24.09%)                                                9,773.8              90,085
Qualified XII (1.10)      12.132      9.205  (24.13%)                                                9,957.2              91,656
Qualified XII (1.15)      12.121      9.192  (24.16%)                                                2,161.7              19,870
Qualified XII (1.20)      12.111      9.180  (24.20%)                                                6,231.4              57,204
Qualified XII (1.25)      12.101      9.168  (24.24%)                                                8,717.7              79,924
Qualified XII (1.30)      12.091      9.155  (24.28%)                                                1,796.9              16,451
Qualified XII (1.35)      12.081      9.143  (24.32%)                                                1,035.4               9,467
Qualified XII (1.40)      12.070      9.131  (24.35%)                                               10,569.5              96,510
Qualified XII (1.50)      12.050      9.106  (24.43%)                                                2,666.9              24,285
Qualified XV              12.130      9.218  (24.01%)                                                8,511.8              78,462
Qualified XVI             12.050      9.106  (24.43%)                                               24,465.8             222,786
Qualified XVII            12.106      9.172  (24.24%)                                                3,533.4              32,408
Qualified XVIII           12.106      9.172  (24.24%)                                                6,261.7              57,432
Qualified XXI             12.160      9.254  (23.90%)                                                8,301.8              76,825
Qualified XXII            12.160      9.262  (23.83%)                                               48,529.9             449,484
Qualified XXIV            12.160      9.248  (23.95%)                                               34,825.4             322,065
Qualified XXV             12.115      9.225  (23.85%)                                               16,204.2             149,484
Qualified XXVI            12.110      9.207  (23.97%)                                                2,546.3              23,444
Qualified XXVII            7.500      5.693  (24.09%)                                              134,976.1             768,419
---------------------------------------------------------------------------------------------------------------------------------
GROWTH AND INCOME FUND:                                        0.00% to 1.75%           0.05%
Qualified V                9.860      7.501  (23.92%)                                                   33.3                 250
Qualified VI               9.887      7.534  (23.80%)                                            2,942,079.4          22,165,626
Qualified VIII             9.885      7.532  (23.80%)                                                  716.4               5,396
Qualified X (1.15)         9.903      7.554  (23.72%)                                               19,314.0             145,898
Qualified X (1.25)         9.887      7.534  (23.80%)                                              251,216.4           1,892,664
Qualified XI               9.972      7.645  (23.34%)                                               51,947.9             397,142
Qualified XII (0.05)       8.677      7.615  (12.24%)      (6)                                      20,638.2             157,160
Qualified XII (0.15)       8.315      7.760   (6.67%)      (7)                                          49.2                 382
Qualified XII (0.35)      10.038      7.719  (23.10%)                                               61,032.5             471,110
Qualified XII (0.45)      10.021      7.698  (23.18%)                                               11,083.4              85,320
Qualified XII (0.55)      10.004      7.677  (23.26%)                                               47,385.8             363,781
Qualified XII (0.60)       9.996      7.667  (23.30%)                                               38,496.5             295,153
Qualified XII (0.65)       9.987      7.657  (23.33%)                                                2,706.5              20,724
Qualified XII (0.70)       9.979      7.646  (23.38%)                                               37,707.2             288,309
Qualified XII (0.75)       9.970      7.636  (23.41%)                                              106,588.9             813,913
Qualified XII (0.80)       9.962      7.626  (23.45%)                                              517,888.5           3,949,418
Qualified XII (0.85)       9.954      7.615  (23.50%)                                              153,707.8           1,170,485
Qualified XII (0.90)       9.945      7.605  (23.53%)                                                8,876.4              67,505
Qualified XII (0.95)       9.937      7.595  (23.57%)                                              137,710.2           1,045,909
Qualified XII (1.00)       9.928      7.585  (23.60%)                                              860,278.6           6,525,213
Qualified XII (1.05)       9.920      7.574  (23.65%)                                               63,880.6             483,832
Qualified XII (1.10)       9.912      7.564  (23.69%)                                               30,661.4             231,923

VARIABLE ANNUITY ACCOUNT C
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2001 (continued):

---------------------------------------------------------------------------------------------------------------------------------
                               Value
                             Per Unit                                                              Units
                             --------                                                           Outstanding        Net Assets
                        Beginning   End of    Total                Expense       Investment        at End            at End
                         of Year     Year    Return                 Ratio       Income Ratio      of Year            of Year
---------------------------------------------------------------------------------------------------------------------------------
GROWTH AND INCOME FUND: (continued):
Qualified XII (1.15)    $  9.903   $  7.554  (23.72%)                                               10,181.0     $        76,907
Qualified XII (1.20)       9.895      7.544  (23.76%)                                               31,088.0             234,528
Qualified XII (1.25)       9.887      7.534  (23.80%)                                               19,323.6             145,584
Qualified XII (1.30)       9.878      7.523  (23.84%)                                                9,769.1              73,493
Qualified XII (1.35)       9.870      7.513  (23.88%)                                                1,186.7               8,916
Qualified XII (1.40)       9.862      7.503  (23.92%)                                               16,419.7             123,197
Qualified XII (1.50)       9.845      7.483  (23.99%)                                                3,567.0              26,692
Qualified XV               9.911      7.575  (23.57%)                                                8,420.6              63,786
Qualified XVI              9.845      7.483  (23.99%)                                               38,470.3             287,873
Qualified XVII             9.891      7.537  (23.80%)                                               12,096.1              91,168
Qualified XVIII            9.891      7.537  (23.80%)                                                8,995.9              67,802
Qualified XXI              9.935      7.605  (23.45%)                                                2,816.0              21,416
Qualified XXII             9.935      7.611  (23.39%)                                               15,602.4             118,750
Qualified XXIV             9.935      7.599  (23.51%)                                               28,282.9             214,922
Qualified XXV              9.898      7.581  (23.41%)                                               14,348.1             108,773
Qualified XXVI             9.894      7.566  (23.53%)                                               24,172.1             182,886
Qualified XXVII            7.842      5.988  (23.64%)                                              309,796.3           1,855,060
---------------------------------------------------------------------------------------------------------------------------------
GROWTH FUND:                                                   0.00% to 1.75%           0.21%
Qualified V                9.452      6.161  (34.82%)                                                  392.6               2,419
Qualified VI               9.477      6.188  (34.71%)                                            1,216,675.2           7,528,786
Qualified X (1.15)         9.493      6.204  (34.65%)                                                1,134.8               7,040
Qualified X (1.25)         9.477      6.188  (34.71%)                                              139,899.3             865,697
Qualified XII (0.05)       7.058      6.273  (11.12%)      (6)                                       8,770.6              55,018
Qualified XII (0.35)       9.622      6.340  (34.11%)                                               29,608.0             187,715
Qualified XII (0.45)       5.651      6.322   11.87%       (9)                                       1,399.4               8,847
Qualified XII (0.55)       9.590      6.305  (34.25%)                                               13,383.2              84,381
Qualified XII (0.60)       9.160      6.297  (31.26%)      (2)                                       4,758.1              29,962
Qualified XII (0.65)       9.574      6.288  (34.32%)                                                4,471.1              28,114
Qualified XII (0.70)       9.566      6.280  (34.35%)                                               19,066.7             119,739
Qualified XII (0.75)       9.558      6.272  (34.38%)                                               26,166.1             164,114
Qualified XII (0.80)       9.550      6.263  (34.42%)                                              289,852.9           1,815,349
Qualified XII (0.85)       9.542      6.255  (34.45%)                                               98,664.6             617,147
Qualified XII (0.90)       9.533      6.246  (34.48%)                                               31,877.4             199,106
Qualified XII (0.95)       9.525      6.238  (34.51%)                                               91,693.3             571,983
Qualified XII (1.00)       9.517      6.229  (34.55%)                                              244,743.6           1,524,508
Qualified XII (1.05)       9.509      6.221  (34.58%)                                               18,977.5             118,059
Qualified XII (1.10)       9.501      6.213  (34.61%)                                               10,507.3              65,282
Qualified XII (1.15)       9.493      6.204  (34.65%)                                                4,995.5              30,992
Qualified XII (1.20)       9.485      6.196  (34.68%)                                               12,714.8              78,781
Qualified XII (1.25)       9.477      6.188  (34.71%)                                               16,455.6             101,827
Qualified XII (1.30)       9.469      6.179  (34.74%)                                                2,225.3              13,750
Qualified XII (1.35)       9.461      6.171  (34.77%)                                                1,346.0               8,306
Qualified XII (1.40)       9.453      6.163  (34.80%)                                               10,441.0              64,348
Qualified XII (1.50)       9.437      6.146  (34.87%)                                                  905.1               5,563
Qualified XV               9.529      6.240  (34.52%)                                                5,934.9              37,034
Qualified XVI              9.437      6.146  (34.87%)                                               29,225.7             179,621
Qualified XVII             9.481      6.190  (34.71%)                                                7,892.4              48,854
Qualified XVIII            9.481      6.190  (34.71%)                                                5,703.9              35,307
Qualified XXI              9.552      6.265  (34.41%)                                                4,499.1              28,187
Qualified XXII             9.552      6.270  (34.36%)                                               22,059.2             138,311
Qualified XXIV             9.524      6.242  (34.46%)                                               24,342.4             151,945
Qualified XXV              9.489      6.226  (34.39%)                                               11,787.8              73,391
Qualified XXVI             9.485      6.214  (34.49%)                                               10,043.0              62,407
Qualified XXVII            7.162      4.685  (34.59%)                                              110,261.9             516,577
---------------------------------------------------------------------------------------------------------------------------------
VALUE FUND:                                                    0.00% to 1.75%           2.33%
Qualified III              9.942      8.584  (13.66%)                                                   53.0                 455
Qualified V                9.673      8.339  (13.79%)                                                   70.4                 587
Qualified VI               9.699      8.375  (13.65%)                                            1,044,830.1           8,750,452
Qualified VIII             9.685      8.373  (13.55%)      (5)                                           4.7                  39
Qualified X (1.15)         9.715      8.397  (13.57%)                                                1,875.2              15,746
Qualified X (1.25)         9.699      8.375  (13.65%)                                              162,644.9           1,362,151

VARIABLE ANNUITY ACCOUNT C
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2001 (continued):

---------------------------------------------------------------------------------------------------------------------------------
                               Value
                             Per Unit                                                              Units
                             --------                                                           Outstanding        Net Assets
                        Beginning   End of    Total                Expense       Investment        at End            at End
                         of Year     Year    Return                 Ratio       Income Ratio      of Year            of Year
---------------------------------------------------------------------------------------------------------------------------------
VALUE FUND: (continued):
Qualified XII (0.05)    $  9.222   $  8.461   (8.25%)      (6)                                      16,434.0     $       139,048
Qualified XII (0.35)       9.848      8.580  (12.88%)                                               15,826.6             135,792
Qualified XII (0.45)       9.831      8.557  (12.96%)                                               85,810.0             734,276
Qualified XII (0.55)       9.814      8.534  (13.04%)                                                4,707.3              40,172
Qualified XII (0.60)       9.806      8.523  (13.08%)                                                3,593.1              30,624
Qualified XII (0.65)       9.798      8.511  (13.14%)                                                3,470.2              29,535
Qualified XII (0.70)       9.790      8.500  (13.18%)                                              111,847.3             950,702
Qualified XII (0.75)       9.781      8.488  (13.22%)                                               36,169.5             307,007
Qualified XII (0.80)       9.773      8.477  (13.26%)                                              367,238.2           3,113,078
Qualified XII (0.85)       9.765      8.465  (13.31%)                                               53,598.3             453,710
Qualified XII (0.90)       9.757      8.454  (13.35%)                                               18,378.9             155,375
Qualified XII (0.95)       9.748      8.443  (13.39%)                                               64,852.4             547,549
Qualified XII (1.00)       9.740      8.431  (13.44%)                                              255,962.3           2,158,018
Qualified XII (1.05)       9.732      8.420  (13.48%)                                               19,125.5             161,037
Qualified XII (1.10)       9.724      8.408  (13.53%)                                               25,349.4             213,138
Qualified XII (1.15)       9.715      8.397  (13.57%)                                                7,327.9              61,532
Qualified XII (1.20)       9.707      8.386  (13.61%)                                                5,729.4              48,047
Qualified XII (1.25)       9.699      8.375  (13.65%)                                               23,858.5             199,815
Qualified XII (1.30)       9.691      8.363  (13.70%)                                                1,317.4              11,017
Qualified XII (1.35)       9.683      8.352  (13.75%)                                                5,422.8              45,291
Qualified XII (1.40)       9.675      8.341  (13.79%)                                                4,552.1              37,969
Qualified XII (1.50)       9.658      8.318  (13.87%)                                                1,183.0               9,840
Qualified XV               9.719      8.417  (13.40%)                                                7,626.6              64,193
Qualified XVI              9.658      8.318  (13.87%)                                               18,992.4             157,979
Qualified XVII             9.703      8.378  (13.66%)                                               22,232.5             186,264
Qualified XVIII            9.703      8.378  (13.66%)                                                5,600.4              46,920
Qualified XXI              9.742      8.450  (13.26%)                                                2,694.0              22,764
Qualified XXII             9.742      8.457  (13.19%)                                               26,866.7             227,212
Qualified XXIV             9.746      8.448  (13.32%)                                               51,883.3             438,310
Qualified XXV              9.711      8.427  (13.22%)                                                5,138.7              43,304
Qualified XXVI             9.707      8.411  (13.35%)                                                1,332.4              11,207
Qualified XXVII            8.315      7.194  (13.48%)                                              197,986.2           1,424,313
---------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY INCOME & GROWTH FUND:                         0.00% to 1.75%           1.36%
Qualified XII (1.10)      31.141     27.255  (12.48%)      (1)                                       4,490.7             122,394
Qualified XXVII            9.317      8.823   (5.30%)      (2)                                      57,413.2             506,557
---------------------------------------------------------------------------------------------------------------------------------
CALVERT SOCIAL BALANCED PORTFOLIO:                             0.00% to 1.75%           5.40%
Qualified III             28.827     26.491   (8.10%)                                               19,628.9             519,989
Qualified V               22.095     20.272   (8.25%)                                                1,947.4              39,477
Qualified VI              21.722     19.962   (8.10%)                                              947,780.1          18,919,586
Qualified VIII            19.729     18.129   (8.11%)                                                5,131.9              93,037
Qualified X (1.25)        11.133     10.231   (8.10%)                                               36,378.6             372,189
Qualified XI              22.125     20.456   (7.54%)                                               69,838.5           1,428,617
Qualified XII (0.05)      21.386     20.374   (4.73%)      (6)                                         395.0               8,048
Qualified XII (0.35)      11.574     10.733   (7.27%)                                              147,280.5           1,580,762
Qualified XII (0.40)      16.152     14.971   (7.31%)                                                  179.8               2,692
Qualified XII (0.45)      11.543     10.694   (7.36%)                                               65,634.7             701,898
Qualified XII (0.55)      11.513     10.655   (7.45%)                                               12,082.9             128,743
Qualified XII (0.60)      11.035     10.636   (3.62%)      (7)                                       8,855.2              94,184
Qualified XII (0.65)      11.483     10.617   (7.54%)                                                4,909.6              52,125
Qualified XII (0.70)      11.468     10.598   (7.59%)                                               31,092.2             329,515
Qualified XII (0.75)      11.453     10.579   (7.63%)                                               74,558.2             788,751
Qualified XII (0.80)      12.041     11.116   (7.68%)                                              193,795.3           2,154,229
Qualified XII (0.85)      16.038     14.798   (7.73%)                                              209,908.6           3,106,227
Qualified XII (0.90)      11.918     10.991   (7.78%)                                                2,330.5              25,615
Qualified XII (0.95)      15.964     14.715   (7.82%)                                               74,268.1           1,092,855
Qualified XII (1.00)      15.927     14.673   (7.87%)                                              297,804.5           4,369,686
Qualified XII (1.05)      15.890     14.632   (7.92%)                                               25,366.1             371,157
Qualified XII (1.10)      15.853     14.591   (7.96%)                                               37,567.5             548,147
Qualified XII (1.15)      15.816     14.550   (8.00%)                                                9,675.2             140,774
Qualified XII (1.20)      15.780     14.509   (8.05%)                                                2,958.2              42,920
Qualified XII (1.25)      15.743     14.468   (8.10%)                                                3,685.8              53,326

VARIABLE ANNUITY ACCOUNT C
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2001 (continued):

---------------------------------------------------------------------------------------------------------------------------------
                               Value
                             Per Unit                                                              Units
                             --------                                                           Outstanding        Net Assets
                        Beginning   End of    Total                Expense       Investment        at End            at End
                         of Year     Year    Return                 Ratio       Income Ratio      of Year            of Year
---------------------------------------------------------------------------------------------------------------------------------
CALVERT SOCIAL BALANCED PORTFOLIO: (continued):
Qualified XII (1.30)    $ 15.707   $ 14.427   (8.15%)                                                1,988.5     $        28,688
Qualified XII (1.35)      15.670     14.386   (8.19%)                                                1,718.8              24,727
Qualified XII (1.40)      15.634     14.346   (8.24%)                                                4,470.9              64,140
Qualified XII (1.50)      15.562     14.265   (8.33%)                                                  370.5               5,285
Qualified XV              21.987     20.267   (7.82%)                                                5,994.8             121,496
Qualified XVI             21.521     19.727   (8.34%)                                               28,749.1             567,133
Qualified XVII            21.722     19.962   (8.10%)                                                  802.8              16,025
Qualified XVIII           11.133     10.231   (8.10%)                                                9,409.3              96,267
Qualified XXI             22.040     20.347   (7.68%)                                                3,726.2              75,818
Qualified XXII            22.077     20.397   (7.61%)                                                3,677.9              75,018
Qualified XXIV            15.937     14.702   (7.75%)                                               23,099.4             339,607
Qualified XXV             21.748     20.087   (7.64%)                                                5,566.7             111,818
Qualified XXVI            21.739     20.048   (7.78%)                                                  270.3               5,418
Qualified XXVII           28.864     26.578   (7.92%)                                              679,479.5          18,059,207
Qualified XXVIII          28.827     26.492   (8.10%)                                               67,387.3           1,785,224
---------------------------------------------------------------------------------------------------------------------------------
CHAPMAN DEM-REGISTERED TRADEMARK- EQUITY FUND:                 0.00% to 1.75%           0.00%
Qualified XXVII            7.647      6.879  (10.04%)      (2)                                      13,413.7              92,273
---------------------------------------------------------------------------------------------------------------------------------
FIDELITY-REGISTERED TRADEMARK- INVESTMENTS VARIABLE INSURANCE
  PRODUCTS FUNDS:
ASSET MANAGER PORTFOLIO -- INITIAL CLASS:                      1.05% to 1.25%           5.70%
Qualified XXVII           17.427     16.538   (5.10%)                                            1,202,497.5          19,886,903
Qualified XXVIII          17.405     16.484   (5.29%)                                              103,285.6           1,702,560
---------------------------------------------------------------------------------------------------------------------------------
CONTRAFUND-REGISTERED TRADEMARK- PORTFOLIO -- INITIAL CLASS:   0.00% to 1.75%           3.44%
Qualified III             25.097     21.749  (13.34%)                                                2,117.4              46,052
Qualified V               22.141     19.156  (13.48%)                                                5,199.5              99,601
Qualified VI              22.182     19.223  (13.34%)                                            8,115,293.2         156,000,282
Qualified VIII            22.324     19.344  (13.35%)                                                5,541.9             107,202
Qualified X (1.15)        25.063     21.741  (13.25%)                                                5,754.2             125,102
Qualified X (1.25)        24.923     21.598  (13.34%)                                              742,484.4          16,036,178
Qualified XI              22.594     19.698  (12.82%)                                              227,960.8           4,490,371
Qualified XII (0.05)      20.390     19.619   (3.78%)      (6)                                      32,888.2             645,234
Qualified XII (0.15)      11.840     11.652   (1.59%)      (7)                                          32.7                 381
Qualified XII (0.35)      13.229     11.569  (12.55%)                                              396,981.8           4,592,683
Qualified XII (0.40)      20.503     17.920  (12.60%)                                                2,183.4              39,126
Qualified XII (0.45)      13.195     11.527  (12.64%)                                              591,944.6           6,823,345
Qualified XII (0.55)      13.160     11.485  (12.73%)                                              108,307.3           1,243,909
Qualified XII (0.60)      12.621     11.465   (9.16%)      (2)                                     266,408.6           3,054,375
Qualified XII (0.65)      13.126     11.444  (12.81%)                                              275,047.2           3,147,640
Qualified XII (0.70)      13.109     11.423  (12.86%)                                              168,312.6           1,922,635
Qualified XII (0.75)      13.092     11.403  (12.90%)                                              497,659.6           5,674,812
Qualified XII (0.80)      14.375     12.514  (12.95%)                                            1,442,523.6          18,051,740
Qualified XII (0.85)      20.359     17.714  (12.99%)                                              318,515.6           5,642,186
Qualified XII (0.90)      14.009     12.183  (13.03%)                                               17,291.1             210,657
Qualified XII (0.95)      20.265     17.614  (13.08%)                                              545,556.7           9,609,436
Qualified XII (1.00)      20.218     17.564  (13.13%)                                            2,242,467.1          39,386,693
Qualified XII (1.05)      20.171     17.515  (13.17%)                                              167,705.1           2,937,354
Qualified XII (1.10)      20.124     17.466  (13.21%)                                               87,802.3           1,533,555
Qualified XII (1.15)      20.078     17.416  (13.26%)                                               50,343.1             876,775
Qualified XII (1.20)      20.031     17.367  (13.30%)                                               35,772.8             621,267
Qualified XII (1.25)      19.985     17.319  (13.34%)                                               27,983.1             484,639
Qualified XII (1.30)      19.938     17.270  (13.38%)                                                6,241.2             107,785
Qualified XII (1.35)      19.892     17.221  (13.43%)                                                  199.7               3,439
Qualified XII (1.40)      19.846     17.173  (13.47%)                                               24,303.8             417,369
Qualified XII (1.50)      19.755     17.076  (13.56%)                                                9,811.0             167,532
Qualified XV              22.453     19.516  (13.08%)                                               43,865.4             856,078
Qualified XVI             21.977     18.997  (13.56%)                                              156,910.4           2,980,827
Qualified XVII            22.182     19.223  (13.34%)                                               15,976.3             307,112
Qualified XVIII           24.923     21.598  (13.34%)                                               18,840.1             406,909
Qualified XXI             22.507     19.593  (12.95%)                                               56,333.1           1,103,735
Qualified XXII            22.544     19.641  (12.88%)                                              133,617.8           2,624,387
Qualified XXIV            20.231     17.599  (13.01%)                                              145,751.7           2,565,085

VARIABLE ANNUITY ACCOUNT C
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2001 (continued):

---------------------------------------------------------------------------------------------------------------------------------
                               Value
                             Per Unit                                                              Units
                             --------                                                           Outstanding        Net Assets
                        Beginning   End of    Total                Expense       Investment        at End            at End
                         of Year     Year    Return                 Ratio       Income Ratio      of Year            of Year
---------------------------------------------------------------------------------------------------------------------------------
CONTRAFUND-REGISTERED TRADEMARK- PORTFOLIO -- INITIAL CLASS: (continued):
Qualified XXV           $ 22.209   $ 19.343  (12.90%)                                               71,480.5     $     1,382,647
Qualified XXVI            22.199     19.306  (13.03%)                                               11,888.4             229,518
Qualified XXVII           25.130     21.820  (13.17%)                                            3,132,235.5          68,345,379
Qualified XXVIII          25.097     21.749  (13.34%)                                              477,544.2          10,386,108
---------------------------------------------------------------------------------------------------------------------------------
EQUITY-INCOME PORTFOLIO -- INITIAL CLASS:                      0.00% to 1.75%           5.91%
Qualified III             20.561     19.298   (6.14%)                                                  916.2              17,680
Qualified V               19.397     18.176   (6.29%)                                                2,244.3              40,793
Qualified VI              19.632     18.426   (6.14%)                                            5,040,744.0          92,880,749
Qualified VIII            19.557     18.354   (6.15%)                                                5,099.7              93,600
Qualified X (1.15)        24.729     23.233   (6.05%)                                               75,694.0           1,758,598
Qualified X (1.25)        24.567     23.057   (6.15%)                                            1,042,819.6          24,044,291
Qualified XI              19.996     18.882   (5.57%)                                              286,003.3           5,400,315
Qualified XII (0.05)      19.888     18.805   (5.45%)      (6)                                      19,227.7             361,577
Qualified XII (0.35)      11.419     10.815   (5.29%)                                              276,277.5           2,987,941
Qualified XII (0.40)      17.374     16.447   (5.34%)                                                  795.6              13,086
Qualified XII (0.45)      11.389     10.776   (5.38%)                                              325,193.9           3,504,290
Qualified XII (0.55)      11.360     10.737   (5.48%)                                               59,829.7             642,391
Qualified XII (0.60)      11.454     10.718   (6.43%)      (2)                                     292,698.5           3,137,143
Qualified XII (0.65)      11.330     10.698   (5.58%)                                              126,486.8           1,353,156
Qualified XII (0.70)      11.315     10.679   (5.62%)                                              170,131.2           1,816,831
Qualified XII (0.75)      11.300     10.660   (5.66%)                                              262,003.8           2,792,960
Qualified XII (0.80)      12.310     11.606   (5.72%)                                              875,115.5          10,156,591
Qualified XII (0.85)      17.252     16.257   (5.77%)                                              409,548.3           6,658,027
Qualified XII (0.90)      12.083     11.381   (5.81%)                                               11,263.8             128,193
Qualified XII (0.95)      17.172     16.166   (5.86%)                                              409,962.2           6,627,449
Qualified XII (1.00)      17.132     16.120   (5.91%)                                              743,883.4          11,991,400
Qualified XII (1.05)      17.092     16.075   (5.95%)                                              109,945.7           1,767,377
Qualified XII (1.10)      17.053     16.029   (6.00%)                                               91,020.1           1,458,961
Qualified XII (1.15)      17.013     15.984   (6.05%)                                               24,882.1             397,716
Qualified XII (1.20)      16.974     15.939   (6.10%)                                               31,625.2             504,074
Qualified XII (1.25)      16.935     15.894   (6.15%)                                               25,563.1             406,300
Qualified XII (1.30)      16.896     15.850   (6.19%)                                                8,324.9             131,949
Qualified XII (1.35)      16.856     15.805   (6.24%)                                                1,669.0              26,378
Qualified XII (1.40)      16.817     15.760   (6.29%)                                               18,021.8             284,024
Qualified XII (1.50)      16.740     15.672   (6.38%)                                                4,805.1              75,306
Qualified XV              19.871     18.707   (5.86%)                                               24,294.6             454,480
Qualified XVI             19.450     18.209   (6.38%)                                              136,761.5           2,490,291
Qualified XVII            19.632     18.426   (6.14%)                                               10,111.4             186,312
Qualified XVIII           24.567     23.057   (6.15%)                                               18,453.7             425,488
Qualified XXI             19.919     18.780   (5.72%)                                               23,278.3             437,166
Qualified XXII            19.952     18.827   (5.64%)                                               54,503.1           1,026,129
Qualified XXIV            17.143     16.152   (5.78%)                                               96,374.9           1,556,648
Qualified XXV             19.655     18.541   (5.67%)                                               37,990.6             704,384
Qualified XXVI            19.647     18.505   (5.81%)                                               20,834.3             385,539
Qualified XXVII           20.588     19.360   (5.96%)                                            1,746,305.9          33,808,483
Qualified XXVIII          20.561     19.298   (6.14%)                                              745,163.3          14,380,161
---------------------------------------------------------------------------------------------------------------------------------
GROWTH PORTFOLIO -- INITIAL CLASS:                             0.00% to 1.75%           7.04%
Qualified I               21.644     17.611  (18.63%)                                                2,093.4              36,866
Qualified III             23.158     18.832  (18.68%)                                                  289.0               5,443
Qualified V               22.940     18.625  (18.81%)                                                2,897.4              53,964
Qualified VI              22.858     18.588  (18.68%)                                            9,927,690.0         184,535,902
Qualified VIII            23.130     18.808  (18.69%)                                                9,044.9             170,117
Qualified X (1.15)        32.002     26.050  (18.60%)                                               59,993.6           1,562,832
Qualified X (1.25)        31.791     25.853  (18.68%)                                            1,454,621.6          37,606,333
Qualified XI              23.282     19.048  (18.19%)                                              715,648.5          13,631,673
Qualified XII (0.05)      20.968     18.971   (9.52%)      (6)                                      43,076.6             817,206
Qualified XII (0.35)      14.798     12.143  (17.94%)                                              630,664.9           7,658,164
Qualified XII (0.40)      21.270     17.446  (17.98%)                                                1,710.2              29,837
Qualified XII (0.45)      14.760     12.100  (18.02%)                                              280,103.7           3,389,255
Qualified XII (0.55)      14.721     12.056  (18.10%)                                              133,394.6           1,608,205
Qualified XII (0.60)      14.702     12.034  (18.15%)                                              344,984.5           4,151,543

VARIABLE ANNUITY ACCOUNT C
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2001 (continued):

---------------------------------------------------------------------------------------------------------------------------------
                               Value
                             Per Unit                                                              Units
                             --------                                                           Outstanding        Net Assets
                        Beginning   End of    Total                Expense       Investment        at End            at End
                         of Year     Year    Return                 Ratio       Income Ratio      of Year            of Year
---------------------------------------------------------------------------------------------------------------------------------
GROWTH PORTFOLIO -- INITIAL CLASS: (continued):
Qualified XII (0.65)    $ 14.683   $ 12.012  (18.19%)                                              331,027.6     $     3,976,304
Qualified XII (0.70)      14.664     11.991  (18.23%)                                              230,639.0           2,765,592
Qualified XII (0.75)      14.645     11.969  (18.27%)                                              581,233.1           6,956,779
Qualified XII (0.80)      16.023     13.089  (18.31%)                                            2,269,302.5          29,702,901
Qualified XII (0.85)      21.120     17.245  (18.35%)                                              792,593.8          13,668,280
Qualified XII (0.90)      15.596     12.727  (18.40%)                                               60,877.3             774,785
Qualified XII (0.95)      21.023     17.147  (18.44%)                                              756,415.6          12,970,258
Qualified XII (1.00)      20.974     17.099  (18.48%)                                            1,960,651.3          33,525,177
Qualified XII (1.05)      20.926     17.051  (18.52%)                                              223,900.4           3,817,726
Qualified XII (1.10)      20.877     17.003  (18.56%)                                              105,975.1           1,801,895
Qualified XII (1.15)      20.829     16.955  (18.60%)                                               54,245.0             919,724
Qualified XII (1.20)      20.781     16.907  (18.64%)                                               85,637.1           1,447,867
Qualified XII (1.25)      20.733     16.860  (18.68%)                                               47,069.6             793,594
Qualified XII (1.30)      20.684     16.812  (18.72%)                                               14,251.7             239,600
Qualified XII (1.35)      20.637     16.765  (18.76%)                                                2,316.2              38,831
Qualified XII (1.40)      20.589     16.718  (18.80%)                                               51,222.0             856,330
Qualified XII (1.50)      20.494     16.624  (18.88%)                                                4,426.5              73,586
Qualified XV              23.137     18.872  (18.43%)                                               73,610.9           1,389,184
Qualified XVI             22.646     18.369  (18.89%)                                              211,009.7           3,876,037
Qualified XVII            22.858     18.588  (18.68%)                                               47,724.1             887,096
Qualified XVIII           31.791     25.853  (18.68%)                                               67,987.7           1,757,685
Qualified XXI             23.193     18.946  (18.31%)                                               76,737.3           1,453,865
Qualified XXII            23.231     18.993  (18.24%)                                               96,334.6           1,829,683
Qualified XXIV            20.988     17.133  (18.37%)                                              199,670.9           3,420,961
Qualified XXV             22.885     18.704  (18.27%)                                              179,206.1           3,351,870
Qualified XXVI            22.876     18.668  (18.39%)                                               42,755.4             798,157
---------------------------------------------------------------------------------------------------------------------------------
HIGH INCOME PORTFOLIO -- INITIAL CLASS:                        0.75% to 1.50%          12.33%
Qualified XXVII            7.389      6.453  (12.67%)                                              227,667.6           1,469,139
Qualified XXVIII           7.379      6.432  (12.83%)                                              182,904.9           1,176,444
Annuity contracts in
  payment period                                                                                                          48,688
---------------------------------------------------------------------------------------------------------------------------------
INDEX 500 PORTFOLIO -- INITIAL CLASS:                          1.05% to 1.25%           1.12%
Qualified XXVII           25.246     21.956  (13.03%)                                            3,861,877.2          84,791,375
Qualified XXVIII          25.213     21.885  (13.20%)                                              516,580.4          11,305,363
---------------------------------------------------------------------------------------------------------------------------------
OVERSEAS PORTFOLIO -- INITIAL CLASS:                           0.00% to 1.75%          13.21%
Qualified V               15.241     11.846  (22.28%)                                                  207.2               2,455
Qualified VI              15.374     11.968  (22.15%)                                              619,426.7           7,413,299
Qualified VIII            15.367     11.962  (22.16%)                                                  357.0               4,270
Qualified X (1.15)        15.943     12.424  (22.07%)                                                8,056.9             100,099
Qualified X (1.25)        15.838     12.330  (22.15%)                                              137,441.8           1,694,658
Qualified XI              15.659     12.264  (21.68%)                                               23,597.9             289,405
Qualified XII (0.05)      13.786     12.215  (11.40%)      (6)                                       1,811.2              22,124
Qualified XII (0.35)      10.828      8.506  (21.44%)                                               56,983.4             484,701
Qualified XII (0.40)      15.074     11.835  (21.49%)                                                  251.2               2,973
Qualified XII (0.45)      10.799      8.475  (21.52%)                                               20,631.5             174,852
Qualified XII (0.55)      10.771      8.444  (21.60%)                                                8,801.3              74,318
Qualified XII (0.60)      10.096      8.429  (16.51%)      (2)                                      10,449.5              88,079
Qualified XII (0.65)      10.743      8.414  (21.68%)                                               23,263.1             195,736
Qualified XII (0.70)      10.729      8.399  (21.72%)                                               19,219.4             161,424
Qualified XII (0.75)      10.715      8.384  (21.75%)                                               17,806.7             149,291
Qualified XII (0.80)      11.957      9.350  (21.80%)                                               51,087.8             477,671
Qualified XII (0.85)      14.968     11.699  (21.84%)                                               38,755.2             453,397
Qualified XII (0.90)      11.949      9.335  (21.88%)                                                5,300.6              49,481
Qualified XII (0.95)      14.898     11.633  (21.92%)                                               24,429.0             284,183
Qualified XII (1.00)      14.864     11.600  (21.96%)                                               80,175.9             930,041
Qualified XII (1.05)      14.830     11.568  (22.00%)                                               10,958.2             126,764
Qualified XII (1.10)      14.795     11.535  (22.03%)                                               11,538.1             133,092
Qualified XII (1.15)      14.761     11.502  (22.08%)                                                6,014.3              69,177
Qualified XII (1.20)      14.727     11.470  (22.12%)                                                2,348.8              26,941
Qualified XII (1.25)      14.693     11.438  (22.15%)                                                9,530.9             109,015
Qualified XII (1.30)      14.659     11.406  (22.19%)                                                1,871.1              21,342

VARIABLE ANNUITY ACCOUNT C
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2001 (continued):

---------------------------------------------------------------------------------------------------------------------------------
                               Value
                             Per Unit                                                              Units
                             --------                                                           Outstanding        Net Assets
                        Beginning   End of    Total                Expense       Investment        at End            at End
                         of Year     Year    Return                 Ratio       Income Ratio      of Year            of Year
---------------------------------------------------------------------------------------------------------------------------------
OVERSEAS PORTFOLIO -- INITIAL CLASS: (continued):
Qualified XII (1.35)    $ 14.625   $ 11.373  (22.24%)                                                  121.0     $         1,376
Qualified XII (1.40)      14.591     11.341  (22.27%)                                                2,207.9              25,040
Qualified XII (1.50)      14.523     11.278  (22.34%)                                                   36.8                 415
Qualified XV              15.561     12.151  (21.91%)                                                4,798.1              58,302
Qualified XVI             15.231     11.827  (22.35%)                                               15,492.2             183,226
Qualified XVII            15.374     11.968  (22.15%)                                                1,363.7              16,321
Qualified XVIII           15.838     12.330  (22.15%)                                                1,213.1              14,958
Qualified XXI             15.599     12.198  (21.80%)                                                7,543.9              92,020
Qualified XXII            15.625     12.229  (21.73%)                                               17,638.3             215,699
Qualified XXIV            14.874     11.623  (21.86%)                                               25,655.9             298,198
Qualified XXV             15.392     12.043  (21.76%)                                                9,165.3             110,378
Qualified XXVI            15.386     12.020  (21.88%)                                                1,792.3              21,544
Qualified XXVII            8.471      6.608  (21.99%)                                               28,690.1             189,584
---------------------------------------------------------------------------------------------------------------------------------
FRANKLIN VALUE SECURITIES FUND:                                0.00% to 1.75%           0.00%
Qualified VI               8.108     10.293   26.95%       (9)                                       9,278.7              95,506
Qualified X (1.25)         8.071     10.293   27.53%       (9)                                       1,354.4              13,941
Qualified XII (0.95)      10.307     10.307    0.00%      (12)                                         236.9               2,442
Qualified XII (1.50)       9.925     10.282    3.60%       (8)                                          17.0                 175
Qualified XVIII            8.325     10.293   23.64%      (10)                                       1,715.8              17,661
---------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES:
AGGRESSIVE GROWTH PORTFOLIO -- I SHARES:                       0.00% to 1.75%           0.00%
Qualified I               21.908     13.107  (40.17%)                                                2,338.3              30,648
Qualified III             36.122     21.598  (40.21%)                                               73,818.2           1,594,325
Qualified V               31.095     18.562  (40.31%)                                                5,814.7             107,932
Qualified VI              31.406     18.778  (40.21%)                                           13,156,545.6         247,053,614
Qualified VIII            31.390     18.767  (40.21%)                                               10,005.8             187,778
Qualified X (1.15)        30.490     18.249  (40.15%)                                               52,073.2             950,284
Qualified X (1.25)        30.318     18.127  (40.21%)                                            1,307,190.7          23,695,445
Qualified XI              31.989     19.243  (39.84%)                                              927,250.3          17,843,077
Qualified XII (0.05)      22.649     19.165  (15.38%)      (6)                                     175,169.2           3,357,118
Qualified XII (0.15)      12.937     11.259  (12.97%)      (7)                                          33.4                 376
Qualified XII (0.35)      18.526     11.178  (39.66%)                                              990,670.0          11,073,709
Qualified XII (0.40)      21.535     12.987  (39.69%)                                                5,603.2              72,769
Qualified XII (0.45)      18.477     11.137  (39.73%)                                              407,157.8           4,534,516
Qualified XII (0.55)      18.429     11.097  (39.79%)                                              161,687.6           1,794,247
Qualified XII (0.60)      18.405     11.077  (39.82%)                                              446,282.1           4,943,467
Qualified XII (0.65)      18.381     11.057  (39.85%)                                              259,793.1           2,872,532
Qualified XII (0.70)      18.357     11.037  (39.88%)                                              329,052.2           3,631,749
Qualified XII (0.75)      18.333     11.017  (39.91%)                                              710,208.1           7,824,363
Qualified XII (0.80)      19.747     11.861  (39.94%)                                            3,594,800.5          42,637,929
Qualified XII (0.85)      21.383     12.837  (39.97%)                                            1,011,774.8          12,988,153
Qualified XII (0.90)      19.367     11.621  (40.00%)                                               49,490.4             575,128
Qualified XII (0.95)      21.284     12.765  (40.03%)                                            1,103,526.2          14,086,512
Qualified XII (1.00)      21.235     12.729  (40.06%)                                            3,633,556.8          46,251,544
Qualified XII (1.05)      21.186     12.693  (40.09%)                                              252,869.2           3,209,669
Qualified XII (1.10)      21.137     12.657  (40.12%)                                              170,758.9           2,161,295
Qualified XII (1.15)      21.088     12.621  (40.15%)                                               77,962.4             983,963
Qualified XII (1.20)      21.039     12.586  (40.18%)                                              103,448.0           1,301,996
Qualified XII (1.25)      20.990     12.550  (40.21%)                                               72,227.6             906,457
Qualified XII (1.30)      20.942     12.515  (40.24%)                                               18,926.5             236,865
Qualified XII (1.35)      20.893     12.479  (40.27%)                                                5,094.0              63,568
Qualified XII (1.40)      20.845     12.444  (40.30%)                                               61,717.5             768,012
Qualified XII (1.50)      20.748     12.374  (40.36%)                                               13,963.3             172,782
Qualified XV              31.789     19.065  (40.03%)                                              137,586.9           2,623,094
Qualified XVI             31.115     18.557  (40.36%)                                              235,033.5           4,361,517
Qualified XVII            31.406     18.778  (40.21%)                                               53,201.9             999,026
Qualified XVIII           30.318     18.127  (40.21%)                                               67,109.2           1,216,488
Qualified XXI             31.866     19.140  (39.94%)                                              158,484.4           3,033,391
Qualified XXII            31.919     19.187  (39.89%)                                              183,873.9           3,527,988
Qualified XXIV            21.249     12.754  (39.98%)                                              336,511.1           4,291,862
Qualified XXV             31.443     18.895  (39.91%)                                              276,563.4           5,225,665

VARIABLE ANNUITY ACCOUNT C
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2001 (continued):

---------------------------------------------------------------------------------------------------------------------------------
                               Value
                             Per Unit                                                              Units
                             --------                                                           Outstanding        Net Assets
                        Beginning   End of    Total                Expense       Investment        at End            at End
                         of Year     Year    Return                 Ratio       Income Ratio      of Year            of Year
---------------------------------------------------------------------------------------------------------------------------------
AGGRESSIVE GROWTH PORTFOLIO -- I SHARES: (continued):
Qualified XXVI          $ 31.430   $ 18.859  (40.00%)                                               75,023.1     $     1,414,860
Qualified XXVII           36.169     21.668  (40.09%)                                            3,316,994.3          71,872,632
Qualified XXVIII          36.122     21.598  (40.21%)                                              598,743.2          12,931,655
---------------------------------------------------------------------------------------------------------------------------------
BALANCED PORTFOLIO -- I SHARES:                                0.00% to 1.75%           2.71%
Qualified III             24.071     22.652   (5.90%)                                                  674.5              15,279
Qualified V               23.857     22.415   (6.04%)                                                1,116.4              25,024
Qualified VI              24.064     22.646   (5.89%)                                            7,232,078.8         163,777,656
Qualified VIII            24.054     22.634   (5.90%)                                                4,349.7              98,451
Qualified X (1.15)        25.109     23.652   (5.80%)                                               73,228.0           1,731,989
Qualified X (1.25)        24.969     23.498   (5.89%)                                            1,038,256.0          24,396,940
Qualified XI              24.511     23.206   (5.32%)                                              450,547.4          10,455,403
Qualified XII (0.05)      23.624     23.112   (2.17%)      (6)                                      86,430.4           1,997,580
Qualified XII (0.35)      14.550     13.817   (5.04%)                                              398,904.8           5,511,667
Qualified XII (0.40)      21.980     20.862   (5.09%)                                                1,945.9              40,595
Qualified XII (0.45)      14.512     13.767   (5.13%)                                              710,875.0           9,786,616
Qualified XII (0.55)      14.474     13.717   (5.23%)                                              154,190.0           2,115,024
Qualified XII (0.60)      14.455     13.692   (5.28%)                                              289,818.9           3,968,201
Qualified XII (0.65)      14.436     13.668   (5.32%)                                              278,332.0           3,804,242
Qualified XII (0.70)      14.418     13.643   (5.38%)                                              160,844.1           2,194,396
Qualified XII (0.75)      14.399     13.618   (5.42%)                                              498,519.5           6,788,838
Qualified XII (0.80)      15.540     14.690   (5.47%)                                            1,370,457.7          20,132,023
Qualified XII (0.85)      21.825     20.621   (5.52%)                                              238,039.2           4,908,606
Qualified XII (0.90)      15.203     14.357   (5.56%)                                               36,137.4             518,825
Qualified XII (0.95)      21.724     20.505   (5.61%)                                              453,463.4           9,298,267
Qualified XII (1.00)      21.674     20.447   (5.66%)                                            1,820,729.5          37,228,457
Qualified XII (1.05)      21.623     20.390   (5.70%)                                              160,978.8           3,282,358
Qualified XII (1.10)      21.573     20.332   (5.75%)                                               73,038.5           1,485,018
Qualified XII (1.15)      21.523     20.275   (5.80%)                                               69,825.5           1,415,712
Qualified XII (1.20)      21.474     20.218   (5.85%)                                               44,269.9             895,049
Qualified XII (1.25)      21.424     20.161   (5.90%)                                               29,572.1             596,203
Qualified XII (1.30)      21.374     20.104   (5.94%)                                               14,744.2             296,418
Qualified XII (1.35)      21.325     20.048   (5.99%)                                                1,251.1              25,083
Qualified XII (1.40)      21.276     19.991   (6.04%)                                               46,952.6             938,629
Qualified XII (1.50)      21.177     19.879   (6.13%)                                                3,645.6              72,471
Qualified XV              24.358     22.991   (5.61%)                                               47,389.8           1,089,538
Qualified XVI             23.841     22.379   (6.13%)                                              154,836.8           3,465,092
Qualified XVII            24.064     22.646   (5.89%)                                               27,092.5             613,536
Qualified XVIII           24.969     23.498   (5.89%)                                               76,043.9           1,786,879
Qualified XXI             24.417     23.082   (5.47%)                                               35,056.4             809,172
Qualified XXII            24.457     23.138   (5.39%)                                               66,355.9           1,535,343
Qualified XXIV            21.688     20.487   (5.54%)                                              120,125.2           2,461,004
Qualified XXV             24.093     22.787   (5.42%)                                              147,460.5           3,360,183
Qualified XXVI            24.083     22.743   (5.56%)                                               22,726.3             516,864
Qualified XXVII            9.491      8.949   (5.71%)                                              559,998.8           5,011,429
---------------------------------------------------------------------------------------------------------------------------------
CAPITAL APPRECIATION PORTFOLIO -- S SHARES:                    0.00% to 1.75%           1.25%
Qualified XXVII            8.800      7.388  (16.05%)      (2)                                      71,781.5             530,322
---------------------------------------------------------------------------------------------------------------------------------
FLEXIBLE INCOME PORTFOLIO -- I SHARES:                         0.00% to 1.75%           6.11%
Qualified III             16.372     17.419    6.40%                                                 6,497.9             113,187
Qualified V               16.147     17.152    6.22%                                                 1,470.3              25,219
Qualified VI              16.308     17.351    6.40%                                             1,460,674.5          25,344,164
Qualified VIII            16.300     17.341    6.39%                                                   201.0               3,485
Qualified X (1.25)        10.971     11.672    6.39%                                               162,058.9           1,891,551
Qualified XI              16.611     17.780    7.04%                                                81,053.5           1,441,131
Qualified XII (0.05)      17.060     17.708    3.80%       (6)                                      12,175.5             215,603
Qualified XII (0.35)      11.206     12.031    7.36%                                               103,464.0           1,244,775
Qualified XII (0.40)      13.980     15.001    7.30%                                                   652.4               9,787
Qualified XII (0.45)      11.177     11.987    7.25%                                               126,824.7           1,520,248
Qualified XII (0.55)      11.148     11.944    7.14%                                                32,870.0             392,599
Qualified XII (0.60)      11.340     11.922    5.13%       (2)                                      55,975.4             667,339
Qualified XII (0.65)      11.119     11.901    7.03%                                               119,542.2           1,422,672

VARIABLE ANNUITY ACCOUNT C
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2001 (continued):

---------------------------------------------------------------------------------------------------------------------------------
                               Value
                             Per Unit                                                              Units
                             --------                                                           Outstanding        Net Assets
                        Beginning   End of    Total                Expense       Investment        at End            at End
                         of Year     Year    Return                 Ratio       Income Ratio      of Year            of Year
---------------------------------------------------------------------------------------------------------------------------------
FLEXIBLE INCOME PORTFOLIO -- I SHARES: (continued):
Qualified XII (0.70)    $ 11.104   $ 11.879    6.98%                                               125,912.2     $     1,495,711
Qualified XII (0.75)      11.090     11.858    6.93%                                                47,112.2             558,656
Qualified XII (0.80)      11.308     12.085    6.87%                                               362,170.7           4,376,833
Qualified XII (0.85)      13.881     14.828    6.82%                                               105,379.2           1,562,563
Qualified XII (0.90)      11.280     12.044    6.77%                                                 4,325.7              52,099
Qualified XII (0.95)      13.817     14.745    6.72%                                               111,627.1           1,645,942
Qualified XII (1.00)      13.785     14.703    6.66%                                               622,608.5           9,154,213
Qualified XII (1.05)      13.753     14.662    6.61%                                                30,937.1             453,600
Qualified XII (1.10)      13.722     14.621    6.55%                                                39,214.6             573,357
Qualified XII (1.15)      13.690     14.579    6.49%                                                10,047.1             146,476
Qualified XII (1.20)      13.658     14.538    6.44%                                                14,538.2             211,356
Qualified XII (1.25)      13.626     14.497    6.39%                                                10,487.5             152,037
Qualified XII (1.30)      13.595     14.457    6.34%                                                   773.0              11,175
Qualified XII (1.35)      13.563     14.416    6.29%                                                 1,067.8              15,394
Qualified XII (1.40)      13.532     14.375    6.23%                                                13,733.4             197,418
Qualified XII (1.50)      13.469     14.294    6.13%                                                   820.4              11,727
Qualified XV              16.507     17.615    6.71%                                                 7,227.8             127,317
Qualified XVI             16.157     17.147    6.13%                                                25,089.8             430,215
Qualified XVII            16.308     17.351    6.40%                                                 1,231.1              21,360
Qualified XVIII           11.175     11.672    4.45%       (2)                                       7,152.4              83,483
Qualified XXI             16.547     17.685    6.88%                                                10,388.6             183,722
Qualified XXII            16.575     17.728    6.96%                                                 9,818.8             174,068
Qualified XXIV            13.794     14.732    6.80%                                                26,491.3             390,270
Qualified XXV             16.328     17.459    6.93%                                                16,604.6             289,899
Qualified XXVI            16.321     17.425    6.76%                                                 7,646.9             133,248
---------------------------------------------------------------------------------------------------------------------------------
GROWTH PORTFOLIO -- I SHARES:                                  0.00% to 1.75%           0.25%
Qualified I               21.330     15.863  (25.63%)                                                   48.4                 767
Qualified III             27.035     20.094  (25.67%)                                                1,948.6              39,155
Qualified V               24.589     18.246  (25.80%)                                                1,851.0              33,773
Qualified VI              24.782     18.419  (25.68%)                                            6,230,644.3         114,762,237
Qualified VIII            24.792     18.425  (25.68%)                                                2,885.5              53,166
Qualified X (1.15)        26.652     19.829  (25.60%)                                               44,919.9             890,716
Qualified X (1.25)        26.504     19.699  (25.68%)                                              827,886.5          16,308,537
Qualified XI              25.242     18.875  (25.22%)                                              467,541.0           8,824,837
Qualified XII (0.05)      22.306     18.799  (15.72%)      (6)                                      44,598.6             838,410
Qualified XII (0.35)      14.289     10.717  (25.00%)                                              404,888.4           4,339,189
Qualified XII (0.40)      21.734     16.292  (25.04%)                                                1,809.7              29,483
Qualified XII (0.45)      14.251     10.678  (25.07%)                                              560,456.5           5,984,555
Qualified XII (0.55)      14.214     10.639  (25.15%)                                               88,296.5             939,386
Qualified XII (0.60)      15.428     10.620  (31.16%)      (1)                                     260,337.9           2,764,788
Qualified XII (0.65)      14.177     10.601  (25.22%)                                               51,355.8             544,423
Qualified XII (0.70)      14.159     10.582  (25.26%)                                              327,185.9           3,462,281
Qualified XII (0.75)      14.140     10.563  (25.30%)                                              382,926.3           4,044,850
Qualified XII (0.80)      15.543     11.604  (25.34%)                                            1,806,994.7          20,968,366
Qualified XII (0.85)      21.581     16.104  (25.38%)                                              635,214.3          10,229,491
Qualified XII (0.90)      15.062     11.234  (25.41%)                                               22,306.1             250,587
Qualified XII (0.95)      21.481     16.014  (25.45%)                                              421,489.2           6,749,728
Qualified XII (1.00)      21.431     15.969  (25.49%)                                            1,110,536.4          17,734,156
Qualified XII (1.05)      21.382     15.924  (25.53%)                                              116,083.2           1,848,509
Qualified XII (1.10)      21.332     15.879  (25.56%)                                               72,514.0           1,151,450
Qualified XII (1.15)      21.283     15.834  (25.60%)                                               32,481.6             514,314
Qualified XII (1.20)      21.234     15.789  (25.64%)                                               49,169.7             776,341
Qualified XII (1.25)      21.184     15.745  (25.68%)                                               39,970.2             629,331
Qualified XII (1.30)      21.135     15.701  (25.71%)                                               10,656.9             167,324
Qualified XII (1.35)      21.086     15.656  (25.75%)                                                1,405.2              22,000
Qualified XII (1.40)      21.038     15.612  (25.79%)                                               24,527.3             382,920
Qualified XII (1.50)      20.940     15.524  (25.86%)                                                6,364.6              98,804
Qualified XV              25.084     18.700  (25.45%)                                               50,761.7             949,243
Qualified XVI             24.552     18.202  (25.86%)                                              129,065.2           2,349,244
Qualified XVII            24.782     18.419  (25.68%)                                               37,110.8             683,544
Qualified XVIII           26.504     19.699  (25.68%)                                               38,107.3             750,675

VARIABLE ANNUITY ACCOUNT C
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2001 (continued):

---------------------------------------------------------------------------------------------------------------------------------
                               Value
                             Per Unit                                                              Units
                             --------                                                           Outstanding        Net Assets
                        Beginning   End of    Total                Expense       Investment        at End            at End
                         of Year     Year    Return                 Ratio       Income Ratio      of Year            of Year
---------------------------------------------------------------------------------------------------------------------------------
GROWTH PORTFOLIO -- I SHARES: (continued):
Qualified XXI           $ 25.145   $ 18.774  (25.34%)                                               58,649.5     $     1,101,086
Qualified XXII            25.187     18.820  (25.28%)                                               96,674.2           1,819,408
Qualified XXIV            21.445     16.000  (25.39%)                                              105,687.1           1,690,993
Qualified XXV             24.812     18.534  (25.30%)                                              124,839.1           2,313,767
Qualified XXVI            24.801     18.498  (25.41%)                                               22,400.2             414,359
Qualified XXVII           27.071     20.159  (25.53%)                                            2,654,330.2          53,508,643
Qualified XXVIII          27.035     20.094  (25.67%)                                              693,079.7          13,926,744
Annuity contracts in
  payment period                                                                                                         727,531
---------------------------------------------------------------------------------------------------------------------------------
WORLDWIDE GROWTH PORTFOLIO -- I SHARES:                        0.00% to 1.75%           0.45%
Qualified I               24.185     18.535  (23.36%)                                                2,110.6              39,120
Qualified III             32.189     24.654  (23.41%)                                                2,206.4              54,397
Qualified V               28.765     21.997  (23.53%)                                                4,269.0              93,906
Qualified VI              28.796     22.056  (23.41%)                                           14,623,767.5         322,541,817
Qualified VIII            28.703     21.983  (23.41%)                                               10,551.0             231,942
Qualified X (1.15)        32.523     24.936  (23.33%)                                               30,177.7             752,512
Qualified X (1.25)        32.342     24.771  (23.41%)                                            1,480,954.3          36,684,718
Qualified XI              29.330     22.601  (22.94%)                                            1,008,881.3          22,801,726
Qualified XII (0.05)      25.296     22.510  (11.01%)      (6)                                     176,426.0           3,971,349
Qualified XII (0.15)      11.575     10.980   (5.14%)      (7)                                          35.1                 385
Qualified XII (0.35)      14.104     10.901  (22.71%)                                            1,191,347.0          12,986,874
Qualified XII (0.40)      24.188     18.686  (22.75%)                                                5,871.6             109,717
Qualified XII (0.45)      14.068     10.862  (22.79%)                                            1,074,941.9          11,676,019
Qualified XII (0.55)      14.031     10.823  (22.86%)                                              190,558.7           2,062,417
Qualified XII (0.60)      14.013     10.803  (22.91%)                                              697,543.5           7,535,562
Qualified XII (0.65)      13.994     10.784  (22.94%)                                              272,886.1           2,942,804
Qualified XII (0.70)      13.976     10.764  (22.98%)                                              454,510.2           4,892,348
Qualified XII (0.75)      13.958     10.745  (23.02%)                                            1,176,543.2          12,641,957
Qualified XII (0.80)      16.390     12.611  (23.06%)                                            4,694,956.2          59,208,093
Qualified XII (0.85)      24.018     18.471  (23.10%)                                              972,146.9          17,956,526
Qualified XII (0.90)      15.998     12.297  (23.13%)                                               51,113.2             628,539
Qualified XII (0.95)      23.907     18.367  (23.17%)                                              992,482.0          18,228,916
Qualified XII (1.00)      23.852     18.315  (23.21%)                                            3,691,115.2          67,602,774
Qualified XII (1.05)      23.796     18.263  (23.25%)                                              331,090.3           6,046,702
Qualified XII (1.10)      23.741     18.212  (23.29%)                                              151,240.6           2,754,393
Qualified XII (1.15)      23.686     18.161  (23.33%)                                               89,662.1           1,628,353
Qualified XII (1.20)      23.632     18.109  (23.37%)                                               79,146.4           1,433,262
Qualified XII (1.25)      23.577     18.058  (23.41%)                                               51,270.7             925,846
Qualified XII (1.30)      23.522     18.008  (23.44%)                                               12,768.1             229,928
Qualified XII (1.35)      23.468     17.957  (23.48%)                                                3,170.9              56,940
Qualified XII (1.40)      23.414     17.906  (23.52%)                                               49,760.8             891,017
Qualified XII (1.50)      23.305     17.806  (23.60%)                                               12,160.7             216,534
Qualified XV              29.147     22.392  (23.18%)                                              119,182.2           2,668,727
Qualified XVI             28.529     21.796  (23.60%)                                              248,276.3           5,411,431
Qualified XVII            28.796     22.056  (23.41%)                                               63,484.3           1,400,210
Qualified XVIII           32.342     24.771  (23.41%)                                               72,903.7           1,805,898
Qualified XXI             29.217     22.480  (23.06%)                                              115,698.8           2,600,910
Qualified XXII            29.266     22.536  (23.00%)                                              205,808.3           4,638,095
Qualified XXIV            23.867     18.351  (23.11%)                                              254,989.5           4,679,312
Qualified XXV             28.830     22.193  (23.02%)                                              175,568.0           3,896,381
Qualified XXVI            28.818     22.151  (23.13%)                                               60,851.2           1,347,915
Qualified XXVII           32.231     24.735  (23.26%)                                            4,384,838.9         108,458,991
Qualified XXVIII          32.189     24.655  (23.41%)                                            1,056,362.9          26,044,627
Annuity contracts in
  payment period                                                                                                         876,378
---------------------------------------------------------------------------------------------------------------------------------
JANUS TWENTY FUND:                                             0.00% to 1.75%           1.72%
Qualified XII (0.95)       7.345      5.150  (29.88%)                                               63,184.5             325,400
Qualified XII (1.10)       7.820      5.140  (34.27%)      (1)                                      33,331.7             171,325
---------------------------------------------------------------------------------------------------------------------------------
LORD ABBETT FUNDS:
GROWTH AND INCOME PORTFOLIO:                                   0.00% to 1.75%           4.84%
Qualified VI               8.622      9.703   12.54%       (9)                                     119,941.5           1,163,792
Qualified X (1.25)         9.621      9.703    0.85%      (12)                                       3,183.3              30,888

VARIABLE ANNUITY ACCOUNT C
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2001 (continued):

---------------------------------------------------------------------------------------------------------------------------------
                               Value
                             Per Unit                                                              Units
                             --------                                                           Outstanding        Net Assets
                        Beginning   End of    Total                Expense       Investment        at End            at End
                         of Year     Year    Return                 Ratio       Income Ratio      of Year            of Year
---------------------------------------------------------------------------------------------------------------------------------
GROWTH AND INCOME PORTFOLIO: (continued):
Qualified XII (0.95)    $  9.716   $  9.716    0.00%      (12)                                       3,165.0     $        30,751
Qualified XII (1.25)       9.427      9.703    2.93%      (11)                                           4.2                  41
Qualified XII (1.40)       8.366      9.696   15.90%       (9)                                          59.9                 581
---------------------------------------------------------------------------------------------------------------------------------
MID-CAP VALUE PORTFOLIO:                                       0.00% to 1.75%           0.63%
Qualified VI               8.112      9.341   15.15%       (9)                                       6,563.1              61,306
Qualified X (1.25)         8.988      9.341    3.93%       (7)                                      11,046.6             103,186
Qualified XII (0.95)       9.354      9.354    0.00%      (12)                                      10,694.4             100,035
Qualified XII (1.00)       8.963      9.352    4.34%      (11)                                          54.6                 511
---------------------------------------------------------------------------------------------------------------------------------
MFS-REGISTERED TRADEMARK- TOTAL RETURN SERIES:                 1.05% to 1.25%           3.77%
Qualified XXVII           12.300     12.200   (0.81%)                                              694,079.4           8,467,769
Qualified XXVIII          12.284     12.161   (1.00%)                                            1,049,274.6          12,760,228
---------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER FUNDS:
DEVELOPING MARKETS FUND:                                       0.00% to 1.75%           2.90%
Qualified VI              13.820     13.823    0.02%       (8)                                          11.3                 156
Qualified XXVII           10.467      9.145  (12.63%)      (2)                                      24,356.2             222,737
---------------------------------------------------------------------------------------------------------------------------------
GLOBAL SECURITIES FUND/VA:                                     0.00% to 1.75%          10.25%
Qualified III             16.737     14.538  (13.14%)                                                   66.9                 973
Qualified V               16.205     14.054  (13.27%)                                                  910.0              12,789
Qualified VI              16.275     14.137  (13.14%)                                            1,933,782.3          27,337,880
Qualified VIII            16.272     14.133  (13.15%)                                                  866.6              12,248
Qualified X (1.15)        16.319     14.189  (13.05%)                                               15,614.6             221,555
Qualified X (1.25)        16.275     14.137  (13.14%)                                              210,817.9           2,980,332
Qualified XI              16.464     14.388  (12.61%)                                              143,471.9           2,064,274
Qualified XII (0.05)      15.011     14.370   (4.27%)      (6)                                      42,420.8             609,587
Qualified XII (0.35)      16.624     14.572  (12.34%)                                               83,344.8           1,214,500
Qualified XII (0.40)      16.600     14.543  (12.39%)                                                  585.8               8,520
Qualified XII (0.45)      16.581     14.519  (12.44%)                                               17,738.7             257,548
Qualified XII (0.55)      16.538     14.467  (12.52%)                                               11,434.0             165,415
Qualified XII (0.60)      16.648     14.441  (13.26%)      (2)                                      71,246.7           1,028,873
Qualified XII (0.65)      16.495     14.414  (12.62%)                                                7,458.6             107,508
Qualified XII (0.70)      16.473     14.388  (12.66%)                                               41,409.6             595,802
Qualified XII (0.75)      16.452     14.362  (12.70%)                                              176,662.0           2,537,220
Qualified XII (0.80)      16.473     14.374  (12.74%)                                              690,023.7           9,918,401
Qualified XII (0.85)      16.451     14.347  (12.79%)                                              107,763.6           1,546,084
Qualified XII (0.90)      16.429     14.321  (12.83%)                                                6,138.0              87,902
Qualified XII (0.95)      16.407     14.294  (12.88%)                                              145,711.8           2,082,804
Qualified XII (1.00)      16.385     14.268  (12.92%)                                              784,685.1          11,195,887
Qualified XII (1.05)      16.363     14.242  (12.96%)                                               28,236.9             402,150
Qualified XII (1.10)      16.341     14.215  (13.01%)                                               19,087.7             271,331
Qualified XII (1.15)      16.319     14.189  (13.05%)                                                8,600.5             122,032
Qualified XII (1.20)      16.297     14.163  (13.09%)                                                7,918.8             112,154
Qualified XII (1.25)      16.275     14.137  (13.14%)                                               11,458.2             161,985
Qualified XII (1.30)      16.253     14.111  (13.18%)                                                1,534.6              21,655
Qualified XII (1.35)      16.231     14.085  (13.22%)                                                1,170.3              16,483
Qualified XII (1.40)      16.210     14.059  (13.27%)                                                8,512.1             119,672
Qualified XII (1.50)      16.166     14.007  (13.36%)                                                  611.0               8,558
Qualified XV              16.407     14.294  (12.88%)                                                8,813.0             125,973
Qualified XVI             16.166     14.007  (13.36%)                                               38,712.4             542,245
Qualified XVII            16.275     14.137  (13.14%)                                                9,583.2             135,477
Qualified XVIII           16.275     14.137  (13.14%)                                               10,883.3             153,857
Qualified XXI             16.446     14.351  (12.74%)                                               15,527.9             222,841
Qualified XXII            16.446     14.362  (12.67%)                                               21,852.5             313,845
Qualified XXIV            16.395     14.296  (12.80%)                                               62,869.6             898,784
Qualified XXV             16.294     14.225  (12.70%)                                               25,717.8             365,836
Qualified XXVI            16.288     14.198  (12.83%)                                                7,948.0             112,845
Qualified XXVII           16.759     14.586  (12.97%)                                              793,849.2          11,579,084
Qualified XXVIII          16.737     14.538  (13.14%)                                              503,065.1           7,313,561
---------------------------------------------------------------------------------------------------------------------------------

VARIABLE ANNUITY ACCOUNT C
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2001 (continued):

---------------------------------------------------------------------------------------------------------------------------------
                               Value
                             Per Unit                                                              Units
                             --------                                                           Outstanding        Net Assets
                        Beginning   End of    Total                Expense       Investment        at End            at End
                         of Year     Year    Return                 Ratio       Income Ratio      of Year            of Year
---------------------------------------------------------------------------------------------------------------------------------
STRATEGIC BOND FUND/VA:                                        0.00% to 1.75%           6.28%
Qualified V             $ 10.142   $ 10.483    3.36%                                                    72.9     $           764
Qualified VI              10.185     10.545    3.53%                                               250,139.9           2,637,725
Qualified VIII            10.183     10.542    3.53%                                                   983.2              10,365
Qualified X (1.25)        10.185     10.545    3.53%                                                63,325.5             667,767
Qualified XI              10.304     10.733    4.16%                                                11,080.0             118,922
Qualified XII (0.05)      10.393     10.719    3.14%       (6)                                       1,097.9              11,768
Qualified XII (0.35)      10.437     10.905    4.48%                                                11,212.8             122,276
Qualified XII (0.45)      10.410     10.865    4.37%                                                18,216.6             197,923
Qualified XII (0.55)      10.793     10.826    0.31%       (3)                                         729.4               7,896
Qualified XII (0.60)      10.611     10.806    1.84%       (3)                                       1,419.9              15,343
Qualified XII (0.65)      10.356     10.787    4.16%                                                 4,591.5              49,529
Qualified XII (0.70)      10.342     10.767    4.11%                                                 4,338.2              46,709
Qualified XII (0.75)      10.329     10.748    4.06%                                                15,582.7             167,483
Qualified XII (0.80)      10.309     10.722    4.01%                                                26,225.3             281,188
Qualified XII (0.85)      10.295     10.702    3.95%                                                12,570.8             134,533
Qualified XII (0.90)      10.281     10.683    3.91%                                                    99.2               1,060
Qualified XII (0.95)      10.268     10.663    3.85%                                                23,416.8             249,693
Qualified XII (1.00)      10.254     10.643    3.79%                                                40,851.9             434,787
Qualified XII (1.05)      10.240     10.624    3.75%                                                 5,843.1              62,077
Qualified XII (1.10)      10.226     10.604    3.70%                                                 4,182.8              44,354
Qualified XII (1.15)      10.213     10.584    3.63%                                                 1,152.7              12,200
Qualified XII (1.20)      10.199     10.565    3.59%                                                 1,928.5              20,375
Qualified XII (1.25)      10.185     10.545    3.53%                                                 2,707.1              28,546
Qualified XII (1.30)      10.172     10.526    3.48%                                                   133.3               1,403
Qualified XII (1.35)      10.562     10.507   (0.52%)      (3)                                          31.9                 335
Qualified XII (1.40)      10.144     10.487    3.38%                                                 2,047.8              21,475
Qualified XII (1.50)      10.117     10.449    3.28%                                                   200.7               2,097
Qualified XV              10.268     10.663    3.85%                                                 4,691.8              50,029
Qualified XVI             10.117     10.449    3.28%                                                 2,600.0              27,167
Qualified XVII            10.549     10.545   (0.04%)      (3)                                         272.3               2,871
Qualified XVIII           10.185     10.545    3.53%                                                10,401.7             109,686
Qualified XXI             10.292     10.705    4.01%                                                 2,751.2              29,452
Qualified XXII            10.292     10.713    4.09%                                                 7,366.7              78,919
Qualified XXIV            10.260     10.664    3.94%                                                 9,974.4             106,367
Qualified XXV             10.197     10.611    4.06%                                                 1,762.2              18,699
Qualified XXVI            10.193     10.591    3.90%                                                   635.9               6,735
Qualified XXVII           10.240     10.623    3.74%                                               156,054.7           1,657,769
Qualified XXVIII          10.226     10.588    3.54%                                               223,240.8           2,363,674
Annuity contracts in
  payment period                                                                                                          16,634
---------------------------------------------------------------------------------------------------------------------------------
PAX WORLD BALANCED FUND:                                       0.00% to 1.75%           4.11%
Qualified XXVII            9.850      9.102   (7.59%)      (2)                                     253,699.6           2,309,174
---------------------------------------------------------------------------------------------------------------------------------
PILGRIM FUNDS:
EMERGING MARKETS FUND, INC.:                                   1.00% to 1.25%          20.84%
Qualified XXVII            7.254      6.429  (11.37%)                                              628,973.1           4,043,668
Qualified XXVIII           7.244      6.408  (11.54%)                                              230,209.3           1,475,181
---------------------------------------------------------------------------------------------------------------------------------
NATURAL RESOURCES TRUST FUND:                                  0.00% to 1.75%           0.00%
Qualified III             15.061     12.503  (16.98%)                                                3,386.0              42,335
Qualified V               16.636     13.789  (17.11%)                                                3,109.8              42,881
Qualified VI              16.250     13.490  (16.98%)                                              332,943.8           4,491,412
Qualified VIII            14.083     11.690  (16.99%)                                                1,114.5              13,028
Qualified XI              16.552     13.824  (16.48%)                                               20,341.4             281,199
Qualified XII (0.05)      14.677     13.768   (6.19%)      (6)                                         401.9               5,533
Qualified XII (0.35)      10.347      8.668  (16.23%)                                               25,030.0             216,960
Qualified XII (0.40)      12.897     10.799  (16.27%)                                                  236.2               2,551
Qualified XII (0.45)      10.320      8.637  (16.31%)                                               11,986.8             103,530
Qualified XII (0.55)      10.293      8.605  (16.40%)                                                2,562.7              22,052
Qualified XII (0.60)       8.529      8.590    0.72%       (7)                                       8,577.6              73,682
Qualified XII (0.65)      10.266      8.574  (16.48%)                                                1,127.7               9,669
Qualified XII (0.70)      10.253      8.559  (16.52%)                                               10,939.2              93,629
Qualified XII (0.75)      10.240      8.544  (16.56%)                                               17,619.5             150,541

VARIABLE ANNUITY ACCOUNT C
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2001 (continued):

---------------------------------------------------------------------------------------------------------------------------------
                               Value
                             Per Unit                                                              Units
                             --------                                                           Outstanding        Net Assets
                        Beginning   End of    Total                Expense       Investment        at End            at End
                         of Year     Year    Return                 Ratio       Income Ratio      of Year            of Year
---------------------------------------------------------------------------------------------------------------------------------
NATURAL RESOURCES TRUST FUND: (continued):
Qualified XII (0.80)    $ 11.184   $  9.327  (16.60%)                                               96,811.1     $       902,957
Qualified XII (0.85)      12.806     10.674  (16.65%)                                               24,509.6             261,616
Qualified XII (0.90)      11.304      9.295  (17.77%)      (2)                                         522.8               4,859
Qualified XII (0.95)      12.747     10.614  (16.73%)                                               23,358.3             247,925
Qualified XII (1.00)      12.717     10.584  (16.77%)                                               87,224.6             923,185
Qualified XII (1.05)      12.688     10.554  (16.82%)                                                4,112.7              43,405
Qualified XII (1.10)      12.659     10.525  (16.86%)                                                2,203.3              23,190
Qualified XII (1.15)      12.629     10.495  (16.90%)                                                3,014.6              31,638
Qualified XII (1.20)      12.600     10.465  (16.94%)                                                4,776.6              49,987
Qualified XII (1.25)      11.497     10.436   (9.23%)      (1)                                          39.8                 415
Qualified XII (1.40)      11.955     10.348  (13.44%)      (4)                                          81.9                 848
Qualified XV              16.448     13.696  (16.73%)                                                9,110.3             124,774
Qualified XVI             16.099     13.331  (17.19%)                                                4,742.9              63,227
Qualified XVII            16.250     13.490  (16.98%)                                                  718.2               9,689
Qualified XXI             16.488     13.750  (16.61%)                                                4,701.1              64,640
Qualified XXII            16.515     13.784  (16.54%)                                                2,935.8              40,467
Qualified XXIV            12.726     10.605  (16.67%)                                                6,887.9              73,046
Qualified XXV             16.269     13.574  (16.57%)                                                4,187.4              56,840
Qualified XXVI            16.262     13.548  (16.69%)                                                1,208.0              16,366
Qualified XXVII           15.080     12.543  (16.82%)                                              261,254.5           3,276,915
Qualified XXVIII          15.061     12.503  (16.98%)                                               78,860.5             985,993
---------------------------------------------------------------------------------------------------------------------------------
PILGRIM VARIABLE FUNDS:
GROWTH OPPORTUNITIES PORTFOLIO -- CLASS R:                     0.00% to 1.75%           0.00%
Qualified XII (0.95)       8.916      8.916    0.00%      (12)                                       1,068.5               9,527
---------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL VALUE PORTFOLIO -- CLASS R:                      0.00% to 1.75%           2.41%
Qualified V                9.511      9.535    0.25%      (12)                                         452.9               4,318
Qualified VI               8.697      9.542    9.72%       (9)                                         359.0               3,426
Qualified X (1.25)         9.844      9.542   (3.07%)      (7)                                      23,433.6             223,603
Qualified XII (0.75)       9.564      9.564    0.00%      (12)                                          41.6                 398
Qualified XII (0.95)       9.555      9.555    0.00%      (12)                                       3,902.9              37,292
Qualified XII (1.00)       8.701      9.553    9.79%       (9)                                     131,897.5           1,260,017
---------------------------------------------------------------------------------------------------------------------------------
MID CAP OPPORTUNITIES PORTFOLIO -- CLASS R:                    0.00% to 1.75%           0.00%
Qualified VI               8.835      9.446    6.92%      (11)                                          34.5                 326
Qualified X (1.25)        10.042      9.446   (5.94%)      (8)                                       2,082.7              19,673
Qualified XII (0.95)       9.458      9.458    0.00%      (12)                                       1,006.8               9,522
---------------------------------------------------------------------------------------------------------------------------------
SMALL CAP OPPORTUNITIES PORTFOLIO -- CLASS R:                  0.00% to 1.75%           0.00%
Qualified VI               7.835      8.945   14.17%      (10)                                       2,339.4              20,926
Qualified X (1.25)        10.123      8.945  (11.64%)      (8)                                       2,593.4              23,198
Qualified XII (0.95)       8.958      8.958    0.00%      (12)                                       1,639.3              14,685
Qualified XII (1.00)       8.622      8.956    3.87%      (11)                                          51.4                 460
---------------------------------------------------------------------------------------------------------------------------------
PIONEER FUNDS:
EQUITY-INCOME VCT PORTFOLIO:                                   0.00% to 1.75%           0.50%
Qualified VI               9.279      9.610    3.57%      (10)                                       2,341.8              22,505
Qualified X (1.25)         9.810      9.610   (2.04%)      (7)                                       3,382.0              32,501
Qualified XII (0.95)       9.623      9.623    0.00%      (12)                                       3,339.5              32,136
Qualified XII (1.00)       9.407      9.621    2.27%      (11)                                          68.9                 663
Qualified XII (1.40)       9.055      9.603    6.05%       (9)                                          62.5                 600
---------------------------------------------------------------------------------------------------------------------------------
FUND VCT PORTFOLIO:                                            0.00% to 1.75%           0.00%
Qualified XII (0.95)       9.433      9.433    0.00%      (12)                                         945.0               8,914
Qualified XII (1.40)       8.475      9.414   11.08%       (9)                                           3.3                  31
---------------------------------------------------------------------------------------------------------------------------------
MID-CAP VALUE VCT PORTFOLIO:                                   0.00% to 1.75%           0.00%
Qualified VI               8.496      9.961   17.24%       (9)                                       3,545.1              35,313
Qualified X (1.25)         9.785      9.961    1.80%       (8)                                       3,865.0              38,499
Qualified XII (0.95)       9.974      9.974    0.00%      (12)                                         439.3               4,382
Qualified XII (1.50)       9.832      9.949    1.19%       (8)                                         271.2               2,698
---------------------------------------------------------------------------------------------------------------------------------

VARIABLE ANNUITY ACCOUNT C
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2001 (continued):

---------------------------------------------------------------------------------------------------------------------------------
                               Value
                             Per Unit                                                              Units
                             --------                                                           Outstanding        Net Assets
                        Beginning   End of    Total                Expense       Investment        at End            at End
                         of Year     Year    Return                 Ratio       Income Ratio      of Year            of Year
---------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO PARTNERS, INC. (PPI):
PPI MFS CAPITAL OPPORTUNITIES PORTFOLIO -- I CLASS:            0.00% to 1.75%          18.63%
Qualified III           $ 40.144   $ 29.828  (25.70%)                                               52,755.8     $     1,573,599
Qualified V               32.806     24.337  (25.82%)                                                7,887.5             191,957
Qualified VI              33.037     24.548  (25.70%)                                            2,564,561.1          62,954,846
Qualified VIII            28.396     21.098  (25.70%)                                               10,210.1             215,413
Qualified X (1.15)        14.398     10.709  (25.62%)                                                5,862.7              62,784
Qualified X (1.25)        14.359     10.670  (25.69%)                                              367,526.5           3,921,508
Qualified XI              33.651     25.156  (25.24%)                                              275,367.0           6,927,131
Qualified XII (0.05)      28.829     25.054  (13.09%)      (6)                                      20,611.2             516,392
Qualified XII (0.35)      14.877     11.155  (25.02%)                                              179,325.1           2,000,372
Qualified XII (0.40)      21.815     16.349  (25.06%)                                                  920.9              15,056
Qualified XII (0.45)      14.838     11.114  (25.10%)                                              131,701.4           1,463,729
Qualified XII (0.55)      14.799     11.074  (25.17%)                                               80,209.6             888,241
Qualified XII (0.60)      14.780     11.054  (25.21%)                                               82,016.6             906,612
Qualified XII (0.65)      14.761     11.034  (25.25%)                                               22,069.5             243,515
Qualified XII (0.70)      14.741     11.014  (25.28%)                                              149,886.7           1,650,852
Qualified XII (0.75)      14.722     10.995  (25.32%)                                              183,731.2           2,020,125
Qualified XII (0.80)      16.643     12.423  (25.36%)                                              821,647.3          10,207,325
Qualified XII (0.85)      21.662     16.161  (25.39%)                                              452,342.2           7,310,302
Qualified XII (0.90)      16.057     11.973  (25.43%)                                                7,723.9              92,478
Qualified XII (0.95)      21.561     16.070  (25.47%)                                              248,057.0           3,986,276
Qualified XII (1.00)      21.512     16.024  (25.51%)                                            1,201,444.7          19,251,950
Qualified XII (1.05)      21.462     15.979  (25.55%)                                               55,243.1             882,729
Qualified XII (1.10)      21.412     15.934  (25.58%)                                               32,215.5             513,321
Qualified XII (1.15)      21.363     15.889  (25.62%)                                               28,373.3             450,824
Qualified XII (1.20)      21.313     15.845  (25.66%)                                               23,150.0             366,812
Qualified XII (1.25)      21.264     15.800  (25.70%)                                                9,841.0             155,488
Qualified XII (1.30)      21.214     15.755  (25.73%)                                                3,331.1              52,482
Qualified XII (1.35)      21.165     15.711  (25.77%)                                                  597.0               9,380
Qualified XII (1.40)      21.116     15.667  (25.81%)                                               10,076.1             157,863
Qualified XII (1.50)      21.019     15.579  (25.88%)                                                1,301.9              20,283
Qualified XV              33.440     24.923  (25.47%)                                               26,053.8             649,338
Qualified XVI             32.731     24.260  (25.88%)                                               44,604.4           1,082,103
Qualified XVII            33.037     24.548  (25.70%)                                                4,221.6             103,632
Qualified XVIII           14.359     10.670  (25.69%)                                               11,004.8             117,421
Qualified XXI             33.521     25.021  (25.36%)                                               17,946.4             449,038
Qualified XXII            33.577     25.083  (25.30%)                                               38,024.6             953,771
Qualified XXIV            21.526     16.056  (25.41%)                                               50,045.7             803,533
Qualified XXV             33.077     24.702  (25.32%)                                               29,739.7             734,629
Qualified XXVI            33.063     24.654  (25.43%)                                                5,482.6             135,168
Qualified XXVII           40.196     29.926  (25.55%)                                            2,239,840.2          67,029,457
Qualified XXVIII          40.144     29.829  (25.69%)                                              488,111.3          14,559,872
Annuity contracts in
  payment period                                                                                                         378,509
---------------------------------------------------------------------------------------------------------------------------------
PPI MFS EMERGING EQUITIES PORTFOLIO -- I CLASS:                0.00% to 1.75%           6.20%
Qualified III             20.194     14.914  (26.15%)                                              101,412.9           1,512,472
Qualified V               19.892     14.668  (26.26%)                                                8,247.3             120,971
Qualified VI              20.033     14.795  (26.15%)                                            8,308,496.0         122,924,198
Qualified VIII            20.982     15.495  (26.15%)                                               13,219.2             204,831
Qualified X (1.15)        20.179     14.919  (26.07%)                                               32,389.6             483,220
Qualified X (1.25)        20.033     14.795  (26.15%)                                            1,153,476.5          17,065,685
Qualified XI              20.405     15.162  (25.69%)                                              674,542.9          10,227,419
Qualified XII (0.05)      16.984     15.101  (11.09%)      (6)                                     107,223.7           1,619,185
Qualified XII (0.35)      11.747      8.755  (25.47%)                                              736,762.3           6,450,354
Qualified XII (0.40)      13.619     10.145  (25.51%)                                                5,751.6              58,350
Qualified XII (0.45)      11.716      8.723  (25.55%)                                              329,339.6           2,872,829
Qualified XII (0.55)      11.686      8.692  (25.62%)                                               91,405.5             794,497
Qualified XII (0.60)      12.821      8.676  (32.33%)      (2)                                     354,089.9           3,072,084
Qualified XII (0.65)      11.655      8.660  (25.70%)                                              110,098.4             953,452
Qualified XII (0.70)      11.640      8.645  (25.73%)                                              189,892.0           1,641,616
Qualified XII (0.75)      11.625      8.629  (25.77%)                                              646,310.7           5,577,015
Qualified XII (0.80)      12.527      9.294  (25.81%)                                            2,738,168.1          25,448,534

VARIABLE ANNUITY ACCOUNT C
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2001 (continued):

---------------------------------------------------------------------------------------------------------------------------------
                               Value
                             Per Unit                                                              Units
                             --------                                                           Outstanding        Net Assets
                        Beginning   End of    Total                Expense       Investment        at End            at End
                         of Year     Year    Return                 Ratio       Income Ratio      of Year            of Year
---------------------------------------------------------------------------------------------------------------------------------
PPI MFS EMERGING EQUITIES PORTFOLIO -- I CLASS: (continued):
Qualified XII (0.85)    $ 13.523   $ 10.028  (25.84%)                                              914,949.3     $     9,175,112
Qualified XII (0.90)      12.097      8.966  (25.88%)                                               17,146.8             153,738
Qualified XII (0.95)      13.460      9.971  (25.92%)                                              610,352.3           6,085,823
Qualified XII (1.00)      13.429      9.943  (25.96%)                                            2,960,169.7          29,432,967
Qualified XII (1.05)      13.398      9.915  (26.00%)                                              204,337.0           2,026,001
Qualified XII (1.10)      13.367      9.887  (26.03%)                                               68,030.8             672,621
Qualified XII (1.15)      13.336      9.859  (26.07%)                                               83,543.1             823,651
Qualified XII (1.20)      13.305      9.832  (26.10%)                                               80,837.3             794,792
Qualified XII (1.25)      13.274      9.804  (26.14%)                                               39,073.1             383,073
Qualified XII (1.30)      13.244      9.776  (26.19%)                                                2,994.1              29,270
Qualified XII (1.35)      13.213      9.749  (26.22%)                                                  295.8               2,884
Qualified XII (1.40)      13.182      9.721  (26.26%)                                               20,142.2             195,802
Qualified XII (1.50)      13.121      9.666  (26.33%)                                                7,301.2              70,573
Qualified XV              20.277     15.021  (25.92%)                                               79,162.8           1,189,105
Qualified XVI             19.847     14.621  (26.33%)                                              137,851.4           2,015,525
Qualified XVII            20.033     14.795  (26.15%)                                               12,607.5             186,528
Qualified XVIII           20.033     14.795  (26.15%)                                               22,241.0             329,056
Qualified XXI             20.326     15.080  (25.81%)                                              102,235.1           1,541,706
Qualified XXII            20.360     15.118  (25.75%)                                              217,215.0           3,283,857
Qualified XXIV            13.438      9.963  (25.86%)                                              201,762.3           2,010,158
Qualified XXV             20.057     14.888  (25.77%)                                               88,671.0           1,320,134
Qualified XXVI            20.048     14.859  (25.88%)                                               16,554.1             245,978
Qualified XXVII           20.220     14.963  (26.00%)                                            2,375,970.8          35,551,651
Qualified XXVIII          20.194     14.914  (26.15%)                                              441,170.2           6,579,613
Annuity contracts in
  payment period                                                                                                         110,648
---------------------------------------------------------------------------------------------------------------------------------
PPI MFS RESEARCH GROWTH PORTFOLIO -- I CLASS:                  0.00% to 1.75%          20.46%
Qualified I               12.713      9.939  (21.82%)                                                  603.1               5,994
Qualified III             16.788     13.116  (21.87%)                                               75,613.4             991,746
Qualified V               19.113     14.909  (22.00%)                                               11,605.5             173,026
Qualified VI              19.365     15.129  (21.87%)                                            5,680,341.1          85,937,880
Qualified VII             16.350     12.782  (21.82%)                                              118,387.3           1,513,226
Qualified VIII            16.330     12.757  (21.88%)                                               13,920.7             177,587
Qualified IX              16.173     12.668  (21.67%)                                                2,854.7              36,163
Qualified X (1.15)        19.503     15.252  (21.80%)                                               10,200.2             155,574
Qualified X (1.25)        19.365     15.129  (21.87%)                                              744,283.5          11,260,265
Qualified XI              19.724     15.504  (21.40%)                                              327,780.4           5,081,908
Qualified XII (0.05)      17.104     15.441   (9.72%)      (6)                                      36,071.4             556,979
Qualified XII (0.35)      12.452      9.817  (21.16%)                                              407,660.1           4,001,999
Qualified XII (0.40)      12.506      9.855  (21.20%)                                                6,844.9              67,456
Qualified XII (0.45)      12.420      9.782  (21.24%)                                              108,893.4           1,065,195
Qualified XII (0.55)      12.387      9.746  (21.32%)                                               46,783.0             455,947
Qualified XII (0.60)      12.638      9.729  (23.02%)      (2)                                     123,118.3           1,197,818
Qualified XII (0.65)      12.355      9.711  (21.40%)                                              100,081.8             971,894
Qualified XII (0.70)      12.339      9.694  (21.44%)                                               89,231.8             865,013
Qualified XII (0.75)      12.323      9.676  (21.48%)                                              179,677.2           1,738,557
Qualified XII (0.80)      13.621     10.690  (21.52%)                                              562,829.4           6,016,646
Qualified XII (0.85)      12.418      9.741  (21.56%)                                              665,570.5           6,483,322
Qualified XII (0.90)      13.236     10.378  (21.59%)                                                7,345.7              76,234
Qualified XII (0.95)      12.361      9.686  (21.64%)                                              352,288.1           3,412,263
Qualified XII (1.00)      12.332      9.659  (21.68%)                                            1,231,653.4          11,896,540
Qualified XII (1.05)      12.304      9.632  (21.72%)                                               53,074.1             511,210
Qualified XII (1.10)      12.275      9.605  (21.75%)                                               42,534.1             408,540
Qualified XII (1.15)      12.247      9.578  (21.79%)                                               58,402.4             559,378
Qualified XII (1.20)      12.218      9.551  (21.83%)                                               39,153.4             373,954
Qualified XII (1.25)      12.190      9.524  (21.87%)                                                8,680.2              82,670
Qualified XII (1.30)      12.162      9.497  (21.91%)                                                  642.1               6,098
Qualified XII (1.35)      12.133      9.470  (21.95%)                                                  248.0               2,349
Qualified XII (1.40)      12.105      9.443  (21.99%)                                                6,501.7              61,396
Qualified XII (1.50)      12.049      9.390  (22.07%)                                                1,483.0              13,925
Qualified XV              19.601     15.360  (21.64%)                                               61,574.8             945,789
Qualified XVI             19.185     14.951  (22.07%)                                              120,475.1           1,801,223

VARIABLE ANNUITY ACCOUNT C
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2001 (continued):

---------------------------------------------------------------------------------------------------------------------------------
                               Value
                             Per Unit                                                              Units
                             --------                                                           Outstanding        Net Assets
                        Beginning   End of    Total                Expense       Investment        at End            at End
                         of Year     Year    Return                 Ratio       Income Ratio      of Year            of Year
---------------------------------------------------------------------------------------------------------------------------------
PPI MFS RESEARCH GROWTH PORTFOLIO -- I CLASS: (continued):
Qualified XVII          $ 19.365   $ 15.129  (21.87%)                                               99,038.1     $     1,498,347
Qualified XVIII           19.365     15.129  (21.87%)                                               31,674.0             479,196
Qualified XIX             12.713      9.939  (21.82%)                                                8,062.0              80,128
Qualified XX              16.788     13.116  (21.87%)                                                9,964.0             130,688
Qualified XXI             19.648     15.420  (21.52%)                                               39,548.4             609,837
Qualified XXII            19.681     15.459  (21.45%)                                              105,949.1           1,637,867
Qualified XXIV            12.340      9.678  (21.57%)                                              135,543.6           1,311,791
Qualified XXV             19.388     15.224  (21.48%)                                               34,516.4             525,478
Qualified XXVI            19.380     15.194  (21.60%)                                               19,140.6             290,823
Qualified XXVII           18.387     14.393  (21.72%)                                              955,109.7          13,746,894
Qualified XXVIII          18.363     14.347  (21.87%)                                              145,206.8           2,083,282
Qualified XXIX            16.788     13.116  (21.87%)                                                3,274.9              42,953
Qualified XXX             16.785     13.081  (22.07%)                                               70,259.5             919,065
---------------------------------------------------------------------------------------------------------------------------------
PPI SCUDDER INTERNATIONAL GROWTH PORTFOLIO -- I CLASS:         0.00% to 1.75%          23.69%
Qualified III             25.876     18.672  (27.84%)                                               33,686.6             628,997
Qualified V               24.404     17.581  (27.96%)                                                3,982.3              70,012
Qualified VI              24.820     17.910  (27.84%)                                            2,680,990.8          48,016,546
Qualified VIII            20.907     15.085  (27.85%)                                               21,702.2             327,377
Qualified X (1.15)        24.997     18.055  (27.77%)                                               32,985.2             595,547
Qualified X (1.25)        24.820     17.910  (27.84%)                                              357,693.1           6,406,284
Qualified XI              25.281     18.353  (27.40%)                                              225,578.3           4,140,038
Qualified XII (0.05)      20.571     18.279  (11.14%)      (6)                                      38,078.2             696,031
Qualified XII (0.35)      12.401      9.030  (27.18%)                                              398,476.2           3,598,240
Qualified XII (0.40)      17.187     12.508  (27.22%)                                                2,307.0              28,856
Qualified XII (0.45)      12.369      8.997  (27.26%)                                               62,048.2             558,248
Qualified XII (0.55)      12.337      8.965  (27.33%)                                               51,349.1             460,345
Qualified XII (0.60)      11.980      8.949  (25.30%)      (2)                                     119,265.8           1,067,310
Qualified XII (0.65)      12.305      8.933  (27.40%)                                               25,877.1             231,160
Qualified XII (0.70)      12.289      8.916  (27.45%)                                               77,879.2             694,371
Qualified XII (0.75)      12.273      8.900  (27.48%)                                              207,064.7           1,842,876
Qualified XII (0.80)      13.840     10.032  (27.51%)                                              724,610.2           7,269,290
Qualified XII (0.85)      17.066     12.364  (27.55%)                                              455,677.0           5,633,991
Qualified XII (0.90)      13.797      9.991  (27.59%)                                                7,079.7              70,733
Qualified XII (0.95)      16.987     12.294  (27.63%)                                              244,684.4           3,008,150
Qualified XII (1.00)      16.948     12.260  (27.66%)                                              997,076.6          12,224,159
Qualified XII (1.05)      16.908     12.225  (27.70%)                                               60,064.8             734,292
Qualified XII (1.10)      16.869     12.191  (27.73%)                                               25,606.8             312,172
Qualified XII (1.15)      16.830     12.156  (27.77%)                                               21,211.1             257,842
Qualified XII (1.20)      16.791     12.122  (27.81%)                                               13,727.7             166,407
Qualified XII (1.25)      16.752     12.088  (27.84%)                                                7,772.3              93,952
Qualified XII (1.30)      16.714     12.054  (27.88%)                                                  502.7               6,059
Qualified XII (1.35)      15.807     12.020  (23.96%)      (2)                                         224.4               2,697
Qualified XII (1.40)      16.636     11.986  (27.95%)                                                4,500.9              53,948
Qualified XII (1.50)      16.559     11.919  (28.02%)                                                2,879.8              34,324
Qualified XV              25.123     18.183  (27.62%)                                               34,445.4             626,320
Qualified XVI             24.590     17.699  (28.02%)                                               45,751.9             809,763
Qualified XVII            24.820     17.910  (27.84%)                                                1,569.2              28,104
Qualified XVIII           24.820     17.910  (27.84%)                                                7,244.1             129,742
Qualified XXI             25.184     18.254  (27.52%)                                               30,202.5             551,317
Qualified XXII            25.225     18.299  (27.46%)                                               48,206.7             882,134
Qualified XXIV            16.959     12.284  (27.57%)                                               37,911.7             465,707
Qualified XXV             24.850     18.021  (27.48%)                                               16,421.0             295,922
Qualified XXVI            24.839     17.987  (27.59%)                                                1,652.3              29,720
Qualified XXVII           25.910     18.733  (27.70%)                                            2,129,254.4          39,887,323
Qualified XXVIII          25.876     18.672  (27.84%)                                              140,556.3           2,624,467
Annuity contracts in
  payment period                                                                                                           5,107
---------------------------------------------------------------------------------------------------------------------------------
PPI T. ROWE PRICE GROWTH EQUITY PORTFOLIO -- I CLASS:          0.00% to 1.75%          15.67%
Qualified III             24.962     22.131  (11.34%)                                                  383.0               8,476
Qualified V               21.910     19.394  (11.48%)                                                2,094.9              40,628
Qualified VI              21.643     19.189  (11.34%)                                            5,148,256.9          98,789,901
Qualified VIII            22.091     19.585  (11.34%)                                                4,592.7              89,949

VARIABLE ANNUITY ACCOUNT C
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2001 (continued):

---------------------------------------------------------------------------------------------------------------------------------
                               Value
                             Per Unit                                                              Units
                             --------                                                           Outstanding        Net Assets
                        Beginning   End of    Total                Expense       Investment        at End            at End
                         of Year     Year    Return                 Ratio       Income Ratio      of Year            of Year
---------------------------------------------------------------------------------------------------------------------------------
PPI T. ROWE PRICE GROWTH EQUITY PORTFOLIO -- I CLASS: (continued):
Qualified X (1.15)      $ 24.380   $ 21.637  (11.25%)                                               24,854.0     $       537,767
Qualified X (1.25)        24.245     21.496  (11.34%)                                              612,057.3          13,156,783
Qualified XI              22.045     19.664  (10.80%)                                              367,199.3           7,220,607
Qualified XII (0.05)      20.313     19.585   (3.58%)      (6)                                      25,698.1             503,298
Qualified XII (0.35)      13.434     12.019  (10.53%)                                              277,718.3           3,337,896
Qualified XII (0.40)      20.457     18.293  (10.58%)                                                1,730.1              31,648
Qualified XII (0.45)      13.399     11.976  (10.62%)                                              184,736.4           2,212,403
Qualified XII (0.55)      13.364     11.933  (10.71%)                                               29,886.2             356,632
Qualified XII (0.60)      13.566     11.911  (12.20%)      (2)                                     151,125.9           1,800,061
Qualified XII (0.65)      13.329     11.890  (10.80%)                                               16,816.2             199,945
Qualified XII (0.70)      13.312     11.868  (10.85%)                                              130,866.4           1,553,123
Qualified XII (0.75)      13.295     11.847  (10.89%)                                              337,910.0           4,003,220
Qualified XII (0.80)      14.625     13.026  (10.93%)                                              927,451.0          12,080,977
Qualified XII (0.85)      20.313     18.082  (10.98%)                                              204,547.8           3,698,633
Qualified XII (0.90)      14.163     12.601  (11.03%)                                               13,888.0             175,003
Qualified XII (0.95)      20.219     17.980  (11.07%)                                              353,929.3           6,363,648
Qualified XII (1.00)      20.172     17.930  (11.11%)                                              853,647.9          15,305,907
Qualified XII (1.05)      20.125     17.879  (11.16%)                                              103,378.6           1,848,306
Qualified XII (1.10)      20.079     17.829  (11.21%)                                               44,138.0             786,936
Qualified XII (1.15)      20.032     17.779  (11.25%)                                               25,440.0             452,298
Qualified XII (1.20)      19.986     17.729  (11.29%)                                               24,564.1             435,497
Qualified XII (1.25)      19.939     17.679  (11.33%)                                                7,849.1             138,765
Qualified XII (1.30)      19.893     17.629  (11.38%)                                                  559.4               9,862
Qualified XII (1.35)      19.847     17.579  (11.43%)                                                  346.9               6,099
Qualified XII (1.40)      19.801     17.530  (11.47%)                                               11,446.7             200,660
Qualified XII (1.50)      19.710     17.431  (11.56%)                                                  516.5               9,003
Qualified XV              21.907     19.482  (11.07%)                                               23,775.0             463,185
Qualified XVI             21.443     18.964  (11.56%)                                               91,526.9           1,735,717
Qualified XVII            21.643     19.189  (11.34%)                                               17,503.3             335,871
Qualified XVIII           24.245     21.496  (11.34%)                                               19,133.3             411,290
Qualified XXI             21.960     19.559  (10.93%)                                               39,246.9             767,631
Qualified XXII            21.997     19.607  (10.87%)                                               55,315.8           1,084,577
Qualified XXIV            20.185     17.965  (11.00%)                                               95,737.6           1,719,926
Qualified XXV             21.669     19.309  (10.89%)                                               54,993.7           1,061,873
Qualified XXVI            21.660     19.272  (11.02%)                                               26,493.6             510,584
Qualified XXVII           24.994     22.204  (11.16%)                                            1,470,698.1          32,655,380
Qualified XXVIII          24.962     22.132  (11.34%)                                              340,010.3           7,525,108
Annuity contracts in
  payment period                                                                                                         127,791
---------------------------------------------------------------------------------------------------------------------------------
WACHOVIA SPECIAL VALUES FUND:                                  0.00% to 1.75%          11.57%
Qualified XII (0.95)      10.967     12.556   14.49%       (1)                                      15,173.0             190,512
Qualified XXVII           11.026     12.433   12.76%       (2)                                     300,428.3           3,735,225
---------------------------------------------------------------------------------------------------------------------------------
TOTAL                                                                                                            $11,141,346,898
=================================================================================================================================

       QUALIFIED I                Individual contracts issued prior to May 1, 1975 in connection with
                                  Qualified Corporate Retirement Plans established pursuant to Section 401 of the Internal Revenue Code (Code); Tax-Deferred Annuity Plans
                                  established by the public school systems and tax-exempt organizations pursuant to Section 403(b) of the Code, and certain Individual
                                  Retirement Annuity Plans established by or on behalf of individuals pursuant to section 408(b) of the Code; Individual contracts issued prior to November 1, 1975 in connection with H.R. 10 Plans established by persons entitled to the benefits of the Self-Employed Individuals Tax
                                  Retirement Act of 1962, as amended; allocated group contracts issued prior to May 1, 1975 in connection with Qualified Corporate Retirement
                                  Plans; and group contracts issued prior to October 1, 1978 in connection with Tax-Deferred Annuity Plans.

       QUALIFIED III              Individual contracts issued in connection with Tax-Deferred Annuity
                                  Plans and Individual Retirement Annuity Plans since May 1, 1975, H.R. 10
                                  Plans since November 1, 1975; group contracts issued since October 1,
                                  1978 in connection with Tax-Deferred Annuity Plans and group contracts issued since May 1, 1979 in connection with Deferred Compensation Plans adopted by state and local governments and H.R. 10 Plans.

VARIABLE ANNUITY ACCOUNT C
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2001 (continued):

       QUALIFIED V                Certain group AetnaPlus contracts issued since August 28, 1992 in connection with Optional Retirement Plans established pursuant to
                                  Section 403(b) or 401(a) of the Internal Revenue Code.

       QUALIFIED VI               Certain group AetnaPlus contracts issued in connection with Tax-Deferred
                                  Annuity Plans, Retirement Plus Plans and Deferred Compensation Plans
                                  since August 28, 1992.

       QUALIFIED VII              Certain existing contracts that were converted to ACES, an administrative system (previously valued under Qualified I).

       QUALIFIED VIII             Group AetnaPlus contracts issued in connection with Tax-Deferred Annuity
                                  Plans and Deferred Compensation Plans adopted by state and local governments since June 30, 1993.

       QUALIFIED IX               Certain large group contracts (Jumbo) that were converted to ACES, an administrative system (previously valued under Qualified VI).

       QUALIFIED X                Individual Retirement Annuity and Simplified Employee Pension Plans
                                  issued or converted to ACES, an administrative system.

       QUALIFIED XI               Certain large group contracts issued in connection with Deferred
                                  Compensation Plans adopted by state and local governments since January
                                  1996.

       QUALIFIED XII              Group Retirement Plus and Voluntary TDA contracts issued since 1996 in connection with plans established pursuant to Section 403(b) or
                                  401(a) of the Internal Revenue Code, shown separately by applicable daily charge; and contracts issued since October 1, 1996 in connection with Optional Retirement Plans established pursuant to
                                  Section 403(b) or 403(a) of the Internal Revenue Code.

       QUALIFIED XIII             Certain existing contracts issued in connection with Deferred
                                  Compensation Plans issued through product exchange on May 25, 1996
                                  (previously valued under Qualified VI).

       QUALIFIED XIV              Certain existing contracts issued in connection with Deferred
                                  Compensation Plans issued through product exchange on November 1, 1996
                                  (previously valued under Qualified III).

       QUALIFIED XV               Certain existing contracts issued in connection with Deferred
                                  Compensation Plans issued through product exchange on December 16, 1996
                                  (previously valued under Qualified VI), and new contracts issued after that date in connection with certain Deferred Compensation Plans.

       QUALIFIED XVI              Group AetnaPlus contracts assessing an administrative expense charge effective April 7, 1997 issued in connection with Tax-Deferred Annuity
                                  Plans, Retirement Plus Plans and Deferred Compensation Plans.

       QUALIFIED XVII             Group AetnaPlus contracts containing contractual limits on fees issued in connection with Tax-Deferred Annuity Plans and Deferred Compensation
                                  Plans, which resulted in reduced daily charges for certain funding options effective May 29, 1997.

       QUALIFIED XVIII            Individual Retirement Annuity and Simplified Employee Pension Plan
                                  contracts containing contractual limits on fees, which resulted in reduced daily charges for certain funding options effective May 29,
                                  1997.

       QUALIFIED XIX              Group Corporate 401 contracts containing contractual limits on fees, which resulted in reduced daily charges for certain funding options effective May 29, 1997.

       QUALIFIED XX               Group HR 10 contracts containing contractual limits on fees, which resulted in reduced daily charges for certain funding options effective
                                  May 29, 1997.

       QUALIFIED XXI              Certain existing contracts issued in connection with Deferred
                                  Compensation Plans having contract modifications effective May 20, 1999.

       QUALIFIED XXII             Certain existing contracts issued in connection with Deferred
                                  Compensation Plans having contract modifications effective May 20, 1999.

       QUALIFIED XXIV             Group contract issued in connection with Optional Retirement Plans having contract modifications effective July 2000 to lower mortality and expense fee.

       QUALIFIED XXV              Group contract issued in connection with Aetna Government Custom Choice plans having contract modifications effective October 2000 to lower mortality and expense fee.

       QUALIFIED XXVI             Group contract issued in connection with Aetna Government Custom Choice plans having contract modifications effective October 2000 to lower mortality and expense fee.

       QUALIFIED XXVII            Group contract issued in connection with Tax Deferred Annuity Plans having contract modifications effective February 2000 to lower mortality and expense fee.

       QUALIFIED XXVIII           Group contract issued in connection with Optional Retirement Plans having contract modifications effective February 2000 to lower mortality and expense fee.

       QUALIFIED XXIX             Individual contracts issued in connection with Tax-Deferred Annuity
                                  Plans and Individual Retirement Annuity Plans since May 1, 1975, H.R. 10
                                  Plans since November 1, 1975; group contracts issued since October 1,
                                  1978 in connection with Tax-Deferred Annuity Plans and group contracts issued since May 1, 1979 in connection with Deferred Compensation Plans adopted by state and local governments and H.R. 10 Plans.

VARIABLE ANNUITY ACCOUNT C
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2001 (continued):

       QUALIFIED XXX              Individual contracts issued in connection with Tax-Deferred Annuity
                                  Plans and Individual Retirement Annuity Plans since May 1, 1975, H.R. 10
                                  Plans since November 1, 1975; group contracts issued since October 1,
                                  1978 in connection with Tax-Deferred Annuity Plans and group contracts issued since May 1, 1979 in connection with Deferred Compensation Plans adopted by state and local governments and H.R. 10 Plans.

       NOTES TO CONDENSED FINANCIAL INFORMATION:

        (1) - Reflects less than a full year of performance activity. Funds were first received in this option during January 2001.
        (2) - Reflects less than a full year of performance activity. Funds were first received in this option during February 2001.
        (3) - Reflects less than a full year of performance activity. Funds were first received in this option during March 2001.
        (4) - Reflects less than a full year of performance activity. Funds were first received in this option during April 2001.
        (5) - Reflects less than a full year of performance activity. Funds were first received in this option during May 2001.
        (6) - Reflects less than a full year of performance activity. Funds were first received in this option during June 2001.
        (7) - Reflects less than a full year of performance activity. Funds were first received in this option during July 2001.
        (8) - Reflects less than a full year of performance activity. Funds were first received in this option during August 2001.
        (9) - Reflects less than a full year of performance activity. Funds were first received in this option during September 2001.
       (10) - Reflects less than a full year of performance activity. Funds were first received in this option during October 2001.
       (11) - Reflects less than a full year of performance activity. Funds were first received in this option during November 2001.
       (12) - Reflects less than a full year of performance activity. Funds were first received in this option during December 2001.

See Notes to Financial Statements

                      (This Page Left Blank Intentionally)

VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - December 31, 2001

1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
   Variable Annuity Account C (the "Account") is a separate account established by Aetna Life Insurance and Annuity Company (the "Company") and is registered under the Investment Company Act of 1940 as amended, as a unit investment trust. The Account is sold exclusively for use with variable annuity contracts that are qualified under the Internal Revenue Code of 1986, as amended.

   The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect amounts reported therein. Actual results could differ from these estimates.

   a. VALUATION OF INVESTMENTS
   Investments in the following Funds are stated at the closing net asset value per share as determined by each Fund on December 31, 2001:

   Aetna Ascent VP                           Franklin Value Securities Fund
   Aetna Balanced VP, Inc.                   Janus Aspen Series:
   Aetna Bond VP                             - Aggressive Growth Portfolio -- I Shares
   Aetna Crossroads VP                       - Balanced Portfolio -- I Shares
   Aetna GET Fund, Series D                  - Capital Appreciation Portfolio -- S Shares
   Aetna GET Fund, Series E                  - Flexible Income Portfolio -- I Shares
   Aetna GET Fund, Series G                  - Growth Portfolio -- I Shares
   Aetna GET Fund, Series H                  - Worldwide Growth Portfolio -- I Shares
   Aetna GET Fund, Series I                  Janus Twenty Fund
   Aetna GET Fund, Series J                  Lord Abbett Funds:
   Aetna GET Fund, Series K                  - Growth and Income Portfolio
   Aetna GET Fund, Series L                  - Mid-Cap Value Portfolio
   Aetna GET Fund, Series Q                  MFS-Registered Trademark- Total Return Series
   Aetna Growth and Income VP                Oppenheimer Funds:
   Aetna Growth VP                           - Developing Markets Fund
   Aetna Index Plus Bond VP                  - Global Securities Fund
   Aetna Index Plus Large Cap VP             - Strategic Bond Fund
   Aetna Index Plus Mid Cap VP               Pax World Balanced Fund
   Aetna Index Plus Small Cap VP             Pilgrim Funds:
   Aetna International VP                    - Emerging Markets Fund
   Aetna Legacy VP                           - Natural Resources Trust Fund
   Aetna Money Market VP                     Pilgrim Variable Funds:
   Aetna Small Company VP                    - Growth Opportunities Portfolio -- Class R
   Aetna Technology VP                       - International Value Portfolio -- Class R
   Aetna Value Opportunity VP                - Mid Cap Opportunities Portfolio -- Class R
   AIM V.I. Funds:                           - Small Cap Opportunities Portfolio -- Class R
   - Capital Appreciation Fund               Pioneer Funds:
   - Growth and Income Fund                  - Equity-Income VCT Portfolio
   - Growth Fund                             - Fund VCT Portfolio
   - Value Fund                              - Mid-Cap Value VCT Portfolio
   Calvert Social Balanced Portfolio         Portfolio Partners, Inc. (PPI):
   Chapman DEM-Registered Trademark- Equity  - PPI MFS Capital Opportunities Portfolio -- I Class
   Fund                                      - PPI MFS Emerging Equities Portfolio -- I Class
   Fidelity-Registered Trademark-            - PPI MFS Research Growth Portfolio -- I Class
   Investments Variable Insurance Products   - PPI Scudder International Growth Portfolio -- I Class
   Funds:                                    - PPI T. Rowe Price Growth Equity Portfolio -- I Class
   - Asset Manager Portfolio -- Initial      Wachovia Special Values Fund
   Class
   - Contrafund-Registered Trademark-
   Portfolio -- Initial Class
   - Equity-Income Portfolio -- Initial
   Class
   - Growth Portfolio -- Initial Class
   - High Income Portfolio -- Initial Class
   - Index 500 Portfolio -- Initial Class
   - Overseas Portfolio -- Initial Class

VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - December 31, 2001 (continued):

   b. OTHER

   Investment transactions are accounted for on a trade date basis and dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by specific identification.

   c. FEDERAL INCOME TAXES

   The operations of the Account form a part of, and are taxed with, the total operations of the Company which is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended.

   d. ANNUITY RESERVES

   Annuity reserves held in the Account are computed for currently payable contracts according to the Progressive Annuity, a49, 1971 Individual Annuity Mortality, 1971 Group Annuity Mortality, 83a, and 1983 Group Annuity Mortality tables using various assumed interest rates not to exceed seven percent. Mortality experience is monitored by the Company. Charges to annuity reserves for mortality experience are reimbursed to the Company if the reserves required are less than originally estimated. If additional reserves are required, the Company reimburses the Account.

2.  VALUATION PERIOD DEDUCTIONS

   Deductions by the Account for mortality and expense risk charges are made in accordance with the terms of the contracts and are paid to the Company.

3.  DIVIDEND INCOME

   On an annual basis, the Funds distribute substantially all of their taxable income and realized capital gains to their shareholders. Distributions to the Account are automatically reinvested in shares of the Funds. The Account's proportionate share of each Fund's undistributed net investment income (distributions in excess of net investment income) and accumulated net realized gain (loss) on investments is included in net unrealized gain (loss) in the Statement of Operations.

4.  PURCHASES AND SALES OF INVESTMENTS

   The cost of purchases and proceeds from sales of investments other than short-term investments for the year ended December 31, 2001 aggregated $3,490,603,072 and $3,331,253,418, respectively.

VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - December 31, 2001 (continued):
5.  SUPPLEMENTAL INFORMATION TO STATEMENT OF OPERATIONS

                                            Valuation       Proceeds         Cost of
 YEAR ENDED DECEMBER 31,                     Period           from         Investments
 2001                        Dividends     Deductions        Sales            Sold
 AETNA ASCENT VP
 Annuity contracts in
   accumulation             $  1,154,661  $    (769,240) $    5,676,614  $    (5,975,402)
 AETNA BALANCED VP, INC.
 Annuity contracts in
   accumulation               47,111,549     (9,056,666)     80,301,514      (93,997,468)
 AETNA BOND VP
 Annuity contracts in
   accumulation               22,752,368     (3,985,993)     37,890,365      (36,793,783)
 AETNA CROSSROADS VP
 Annuity contracts in
   accumulation                1,515,768       (650,061)      5,614,028       (5,931,680)
 AETNA GET FUND, SERIES C
 Annuity contracts in
   accumulation                7,610,032     (1,474,157)    117,167,336     (175,468,125)
 AETNA GET FUND, SERIES D
 Annuity contracts in
   accumulation                4,506,601     (4,104,666)     52,874,052      (54,864,923)
 AETNA GET FUND, SERIES E
 Annuity contracts in
   accumulation                  984,703     (1,700,635)     16,111,808      (16,498,393)
 AETNA GET FUND, SERIES G
 Annuity contracts in
   accumulation                  141,127       (507,028)      5,072,065       (5,182,909)
 AETNA GET FUND, SERIES H
 Annuity contracts in
   accumulation                  128,690       (377,071)      3,720,840       (3,761,606)
 AETNA GET FUND, SERIES I
 Annuity contracts in
   accumulation                    3,175        (22,583)        125,829         (128,896)
 AETNA GET FUND, SERIES J
 Annuity contracts in
   accumulation                      687         (6,931)         82,583          (85,549)
 AETNA GET FUND, SERIES K
 Annuity contracts in
   accumulation                      103        (36,706)        561,715         (571,874)
 AETNA GET FUND, SERIES L
 Annuity contracts in
   accumulation                   30,395        (15,545)        269,903         (266,083)
 AETNA GET FUND, SERIES Q
 Annuity contracts in
   accumulation                        0         (1,014)         62,851          (62,850)
 AETNA GROWTH AND INCOME VP
 Annuity contracts in
   accumulation               24,442,703    (43,449,288)    532,074,722     (829,138,963)
 AETNA GROWTH VP
 Annuity contracts in
   accumulation               16,483,152     (1,441,453)     15,612,423      (18,190,464)
 AETNA INDEX PLUS LARGE CAP VP
 Annuity contracts in
   accumulation               19,293,823     (4,941,421)     48,269,850      (47,998,296)
 AETNA INDEX PLUS MID CAP VP
 Annuity contracts in
   accumulation                4,216,905       (723,055)     25,007,221      (26,008,332)
 AETNA INDEX PLUS SMALL CAP VP
 Annuity contracts in
   accumulation                1,024,779       (219,751)     21,110,252      (21,316,974)
 AETNA INTERNATIONAL VP
 Annuity contracts in
   accumulation                   13,095       (127,850)     24,243,846      (32,503,633)
 ---------------------------------------------------------------------------------------

                                                                                                   Net
                                Net                Net Unrealized                 Net           Increase
                             Realized               Gain (Loss)                Change in       (Decrease)
                            Gain (Loss)   --------------------------------    Unrealized      in Net Assets
YEAR ENDED DECEMBER 31,         on         Beginning of          End          Gain (Loss)    Resulting from
2001                        Investments        Year            of Year      on Investments     Operations
AETNA ASCENT VP
Annuity contracts in
  accumulation             $   (298,788)  $       589,182  $    (9,153,647) $    (9,742,829) $    (9,656,196)
AETNA BALANCED VP, INC.
Annuity contracts in
  accumulation              (13,695,954)     (102,036,752)    (173,352,168)     (71,315,416)     (46,956,487)
AETNA BOND VP
Annuity contracts in
  accumulation                1,096,582        (6,411,730)      (1,496,207)       4,915,523       24,778,480
AETNA CROSSROADS VP
Annuity contracts in
  accumulation                 (317,652)          116,983       (5,471,604)      (5,588,587)      (5,040,532)
AETNA GET FUND, SERIES C
Annuity contracts in
  accumulation              (58,300,789)      (30,255,816)               0       30,255,816      (21,909,098)
AETNA GET FUND, SERIES D
Annuity contracts in
  accumulation               (1,990,871)      (12,783,390)      (9,214,739)       3,568,651        1,979,715
AETNA GET FUND, SERIES E
Annuity contracts in
  accumulation                 (386,585)       (2,883,267)      (2,584,686)         298,581         (803,936)
AETNA GET FUND, SERIES G
Annuity contracts in
  accumulation                 (110,844)       (1,034,596)        (576,516)         458,080          (18,665)
AETNA GET FUND, SERIES H
Annuity contracts in
  accumulation                  (40,766)         (267,248)        (203,305)          63,943         (225,204)
AETNA GET FUND, SERIES I
Annuity contracts in
  accumulation                   (3,067)          (32,894)         (19,201)          13,693           (8,782)
AETNA GET FUND, SERIES J
Annuity contracts in
  accumulation                   (2,966)          (16,577)          (9,859)           6,718           (2,492)
AETNA GET FUND, SERIES K
Annuity contracts in
  accumulation                  (10,159)           (8,299)         (26,609)         (18,310)         (65,072)
AETNA GET FUND, SERIES L
Annuity contracts in
  accumulation                    3,820                16          (27,338)         (27,354)          (8,684)
AETNA GET FUND, SERIES Q
Annuity contracts in
  accumulation                        1                 0            1,625            1,625              612
AETNA GROWTH AND INCOME VP
Annuity contracts in
  accumulation             (297,064,241)   (1,455,124,346)  (2,026,760,871)    (571,636,525)    (887,707,351)
AETNA GROWTH VP
Annuity contracts in
  accumulation               (2,578,041)       (1,523,352)     (61,932,623)     (60,409,271)     (47,945,613)
AETNA INDEX PLUS LARGE CAP VP
Annuity contracts in
  accumulation                  271,554       (35,413,466)    (124,078,438)     (88,664,972)     (74,041,016)
AETNA INDEX PLUS MID CAP VP
Annuity contracts in
  accumulation               (1,001,111)        1,324,838       (2,060,078)      (3,384,916)        (892,177)
AETNA INDEX PLUS SMALL CAP VP
Annuity contracts in
  accumulation                 (206,722)          769,578          589,425         (180,153)         418,153
AETNA INTERNATIONAL VP
Annuity contracts in
  accumulation               (8,259,787)       (4,665,266)         474,807        5,140,073       (3,234,469)
------------------------------------------------------------------------------------------------------------

VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - December 31, 2001 (continued):
5.  SUPPLEMENTAL INFORMATION TO STATEMENT OF OPERATIONS (continued):

                                            Valuation       Proceeds         Cost of
 YEAR ENDED DECEMBER 31,                     Period           from         Investments
 2001                        Dividends     Deductions        Sales            Sold
 AETNA LEGACY VP
 Annuity contracts in
   accumulation             $  1,659,281  $    (417,437) $    6,481,676  $    (6,705,501)
 AETNA MONEY MARKET VP
 Annuity contracts in
   accumulation               18,993,467     (3,706,495)    947,455,413     (950,955,698)
 AETNA SMALL COMPANY VP
 Annuity contracts in
   accumulation                4,189,523     (1,171,113)     66,296,076      (78,181,059)
 AETNA TECHNOLOGY VP
 Annuity contracts in
   accumulation                        0       (292,747)     10,278,841      (21,230,242)
 AETNA VALUE OPPORTUNITY VP
 Annuity contracts in
   accumulation                4,231,683       (966,919)     10,972,471      (10,013,023)
 AIM V.I. FUNDS:
   CAPITAL APPRECIATION FUND
 Annuity contracts in
   accumulation                1,510,401       (207,717)      2,964,662       (4,491,112)
   GROWTH AND INCOME FUND
 Annuity contracts in
   accumulation                   21,709       (505,757)      5,048,798       (6,777,588)
   GROWTH FUND
 Annuity contracts in
   accumulation                   37,127       (176,215)      3,261,877       (5,201,434)
   VALUE FUND
 Annuity contracts in
   accumulation                  474,714       (217,440)      3,532,672       (4,335,282)
 AMERICAN CENTURY INCOME & GROWTH FUND
 Annuity contracts in
   accumulation                    4,278         (4,130)        239,461         (258,015)
 CALVERT SOCIAL BALANCED PORTFOLIO
 Annuity contracts in
   accumulation                3,284,609       (642,466)      5,199,701       (4,694,786)
 CHAPMAN DEM-REGISTERED TRADEMARK- EQUITY FUND
 Annuity contracts in
   accumulation                        0           (641)        746,638         (770,870)
 FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCTS FUNDS:
   ASSET MANAGER PORTFOLIO -- INITIAL CLASS
 Annuity contracts in
   accumulation                1,291,798       (236,486)      3,080,303       (3,279,143)
   CONTRAFUND-REGISTERED TRADEMARK- PORTFOLIO -- INITIAL CLASS
 Annuity contracts in
   accumulation               13,696,673     (4,101,768)     23,332,252      (17,195,993)
   EQUITY-INCOME PORTFOLIO -- INITIAL CLASS
 Annuity contracts in
   accumulation               12,802,442     (2,405,885)     11,539,661      (10,661,772)
   GROWTH PORTFOLIO -- INITIAL CLASS
 Annuity contracts in
   accumulation               29,459,889     (4,333,499)     20,864,722      (18,110,038)
   HIGH INCOME PORTFOLIO -- INITIAL CLASS
 Annuity contracts in
   accumulation                  317,043        (30,572)      3,922,491       (5,101,482)
   INDEX 500 PORTFOLIO -- INITIAL CLASS
 Annuity contracts in
   accumulation                1,128,054     (1,045,323)     23,760,455      (22,733,988)
   OVERSEAS PORTFOLIO -- INITIAL CLASS
 Annuity contracts in
   accumulation                2,177,228       (178,800)     19,615,521      (27,730,870)
 ---------------------------------------------------------------------------------------

                                                                                                   Net
                                Net                Net Unrealized                 Net           Increase
                             Realized               Gain (Loss)                Change in       (Decrease)
                            Gain (Loss)   --------------------------------    Unrealized      in Net Assets
YEAR ENDED DECEMBER 31,         on         Beginning of          End          Gain (Loss)    Resulting from
2001                        Investments        Year            of Year      on Investments     Operations
AETNA LEGACY VP
Annuity contracts in
  accumulation             $   (223,825)  $       718,785  $    (1,659,859) $    (2,378,644) $    (1,360,625)
AETNA MONEY MARKET VP
Annuity contracts in
  accumulation               (3,500,285)        3,641,073        1,818,258       (1,822,815)       9,963,872
AETNA SMALL COMPANY VP
Annuity contracts in
  accumulation              (11,884,983)       (9,322,798)       3,622,270       12,945,068        4,078,495
AETNA TECHNOLOGY VP
Annuity contracts in
  accumulation              (10,951,401)      (12,476,702)      (9,202,258)       3,274,444       (7,969,704)
AETNA VALUE OPPORTUNITY VP
Annuity contracts in
  accumulation                  959,448           872,156      (13,800,643)     (14,672,799)     (10,448,587)
AIM V.I. FUNDS:
  CAPITAL APPRECIATION FUND
Annuity contracts in
  accumulation               (1,526,450)       (5,078,366)     (10,330,874)      (5,252,508)      (5,476,274)
  GROWTH AND INCOME FUND
Annuity contracts in
  accumulation               (1,728,790)       (8,823,291)     (19,609,851)     (10,786,560)     (12,999,398)
  GROWTH FUND
Annuity contracts in
  accumulation               (1,939,557)       (5,935,047)     (11,085,471)      (5,150,424)      (7,229,069)
  VALUE FUND
Annuity contracts in
  accumulation                 (802,610)       (3,374,932)      (5,851,651)      (2,476,719)      (3,022,055)
AMERICAN CENTURY INCOME & GROWTH FUND
Annuity contracts in
  accumulation                  (18,554)                0          (14,022)         (14,022)         (32,428)
CALVERT SOCIAL BALANCED PORTFOLIO
Annuity contracts in
  accumulation                  504,915           570,470       (7,632,046)      (8,202,516)      (5,055,458)
CHAPMAN DEM-REGISTERED TRADEMARK- EQUITY FUND
Annuity contracts in
  accumulation                  (24,232)                0            7,716            7,716          (17,157)
FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCTS FUNDS:
  ASSET MANAGER PORTFOLIO -- INITIAL CLASS
Annuity contracts in
  accumulation                 (198,840)         (618,980)      (2,697,923)      (2,078,943)      (1,222,471)
  CONTRAFUND-REGISTERED TRADEMARK- PORTFOLIO -- INITIAL CLASS
Annuity contracts in
  accumulation                6,136,259        57,161,025      (14,760,445)     (71,921,470)     (56,190,306)
  EQUITY-INCOME PORTFOLIO -- INITIAL CLASS
Annuity contracts in
  accumulation                  877,889        18,912,394       (5,754,033)     (24,666,427)     (13,391,981)
  GROWTH PORTFOLIO -- INITIAL CLASS
Annuity contracts in
  accumulation                2,754,684        22,218,848      (91,486,929)    (113,705,777)     (85,824,703)
  HIGH INCOME PORTFOLIO -- INITIAL CLASS
Annuity contracts in
  accumulation               (1,178,991)         (540,697)         (49,847)         490,850         (401,670)
  INDEX 500 PORTFOLIO -- INITIAL CLASS
Annuity contracts in
  accumulation                1,026,467          (491,226)     (15,642,580)     (15,151,354)     (14,042,156)
  OVERSEAS PORTFOLIO -- INITIAL CLASS
Annuity contracts in
  accumulation               (8,115,349)       (2,501,290)        (335,489)       2,165,801       (3,951,120)
------------------------------------------------------------------------------------------------------------

VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - December 31, 2001 (continued):
5.  SUPPLEMENTAL INFORMATION TO STATEMENT OF OPERATIONS (continued):

                                            Valuation       Proceeds         Cost of
 YEAR ENDED DECEMBER 31,                     Period           from         Investments
 2001                        Dividends     Deductions        Sales            Sold
 FRANKLIN VALUE SECURITIES FUND
 Annuity contracts in
   accumulation             $          0  $        (208) $          907  $          (726)
 JANUS ASPEN SERIES:
   AGGRESSIVE GROWTH PORTFOLIO -- I SHARES
 Annuity contracts in
   accumulation                        0     (7,331,111)     98,308,301      (69,555,876)
   BALANCED PORTFOLIO -- I SHARES
 Annuity contracts in
   accumulation                8,609,431     (3,386,310)      9,851,626       (6,669,129)
   CAPITAL APPRECIATION PORTFOLIO -- S SHARES
 Annuity contracts in
   accumulation                    3,314         (1,770)        258,365         (290,082)
   FLEXIBLE INCOME PORTFOLIO -- I SHARES
 Annuity contracts in
   accumulation                2,862,143       (489,235)     11,463,661      (11,783,258)
   GROWTH PORTFOLIO -- I SHARES
 Annuity contracts in
   accumulation                  911,665     (3,736,721)     38,805,761      (28,454,911)
   WORLDWIDE GROWTH PORTFOLIO -- I SHARES
 Annuity contracts in
   accumulation                4,180,411     (9,496,428)    125,535,379      (82,794,791)
 JANUS TWENTY FUND
 Annuity contracts in
   accumulation                    4,266         (4,062)         79,762         (110,958)
 LORD ABBETT FUNDS:
   GROWTH AND INCOME PORTFOLIO
 Annuity contracts in
   accumulation                   29,669         (1,767)            167             (149)
   MID-CAP VALUE PORTFOLIO
 Annuity contracts in
   accumulation                      836           (642)         22,801          (22,777)
 MFS-REGISTERED TRADEMARK- TOTAL RETURN SERIES
 Annuity contracts in
   accumulation                  492,327       (136,985)      1,112,766       (1,046,316)
 OPPENHEIMER FUNDS:
   DEVELOPING MARKETS FUND
 Annuity contracts in
   accumulation                    3,231         (1,005)      3,136,389       (3,129,395)
   GLOBAL SECURITIES FUND
 Annuity contracts in
   accumulation                7,036,577       (675,646)     18,545,517      (25,244,629)
   STRATEGIC BOND FUND
 Annuity contracts in
   accumulation                  496,895        (92,383)      4,368,717       (4,549,775)
 PAX WORLD BALANCED FUND
 Annuity contracts in
   accumulation                   47,463        (15,201)        581,039         (609,665)
 ---------------------------------------------------------------------------------------

                                                                                                   Net
                                Net                Net Unrealized                 Net           Increase
                             Realized               Gain (Loss)                Change in       (Decrease)
                            Gain (Loss)   --------------------------------    Unrealized      in Net Assets
YEAR ENDED DECEMBER 31,         on         Beginning of          End          Gain (Loss)    Resulting from
2001                        Investments        Year            of Year      on Investments     Operations
FRANKLIN VALUE SECURITIES FUND
Annuity contracts in
  accumulation             $        181   $             0  $        12,921  $        12,921  $        12,894
JANUS ASPEN SERIES:
  AGGRESSIVE GROWTH PORTFOLIO -- I SHARES
Annuity contracts in
  accumulation               28,752,425      (127,682,633)    (532,120,359)    (404,437,726)    (383,016,412)
  BALANCED PORTFOLIO -- I SHARES
Annuity contracts in
  accumulation                3,182,497        10,698,793      (15,946,540)     (26,645,333)     (18,239,715)
  CAPITAL APPRECIATION PORTFOLIO -- S SHARES
Annuity contracts in
  accumulation                  (31,717)                0          (15,659)         (15,659)         (45,832)
  FLEXIBLE INCOME PORTFOLIO -- I SHARES
Annuity contracts in
  accumulation                 (319,597)         (805,827)         (94,268)         711,559        2,764,870
  GROWTH PORTFOLIO -- I SHARES
Annuity contracts in
  accumulation               10,350,850        (6,192,556)    (120,776,782)    (114,584,226)    (107,058,432)
  WORLDWIDE GROWTH PORTFOLIO -- I SHARES
Annuity contracts in
  accumulation               42,740,588       162,036,410     (125,672,926)    (287,709,336)    (250,284,765)
JANUS TWENTY FUND
Annuity contracts in
  accumulation                  (31,196)              (36)        (145,497)        (145,461)        (176,453)
LORD ABBETT FUNDS:
  GROWTH AND INCOME PORTFOLIO
Annuity contracts in
  accumulation                       18                 0           24,456           24,456           52,376
  MID-CAP VALUE PORTFOLIO
Annuity contracts in
  accumulation                       24                 0            7,040            7,040            7,258
MFS-REGISTERED TRADEMARK- TOTAL RETURN SERIES
Annuity contracts in
  accumulation                   66,450           229,562          (51,210)        (280,772)         141,020
OPPENHEIMER FUNDS:
  DEVELOPING MARKETS FUND
Annuity contracts in
  accumulation                    6,994                 0            3,903            3,903           13,123
  GLOBAL SECURITIES FUND
Annuity contracts in
  accumulation               (6,699,112)       (2,527,749)      (9,245,253)      (6,717,504)      (7,055,685)
  STRATEGIC BOND FUND
Annuity contracts in
  accumulation                 (181,058)          (86,964)         (75,056)          11,908          235,362
PAX WORLD BALANCED FUND
Annuity contracts in
  accumulation                  (28,626)                0         (109,382)        (109,382)        (105,746)
------------------------------------------------------------------------------------------------------------

VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - December 31, 2001 (continued):
5.  SUPPLEMENTAL INFORMATION TO STATEMENT OF OPERATIONS (continued):

                                            Valuation       Proceeds         Cost of
 YEAR ENDED DECEMBER 31,                     Period           from         Investments
 2001                        Dividends     Deductions        Sales            Sold
 PILGRIM FUNDS:
   EMERGING MARKETS FUND (1)
 Annuity contracts in
   accumulation             $  1,238,222  $     (58,442) $   20,603,841  $   (23,091,245)
   NATURAL RESOURCES TRUST FUND (2)
 Annuity contracts in
   accumulation                        0       (165,895)      8,563,951       (8,183,441)
 PILGRIM VARIABLE FUNDS:
   GROWTH OPPORTUNITIES PORTFOLIO -- CLASS R
 Annuity contracts in
   accumulation                        0              1               0                0
   INTERNATIONAL VALUE PORTFOLIO -- CLASS R
 Annuity contracts in
   accumulation                   18,424         (1,131)             74              (78)
   MID CAP OPPORTUNITIES PORTFOLIO -- CLASS R
 Annuity contracts in
   accumulation                        0            (96)          9,757           (9,944)
   SMALL CAP OPPORTUNITIES PORTFOLIO -- CLASS R
 Annuity contracts in
   accumulation                        1            (67)            733             (766)
 PIONEER FUNDS:
   EQUITY-INCOME VCT PORTFOLIO
 Annuity contracts in
   accumulation                      222            (77)             48              (50)
   FUND VCT PORTFOLIO
 Annuity contracts in
   accumulation                        0              1               0                0
   MID-CAP VALUE VCT PORTFOLIO
 Annuity contracts in
   accumulation                        0           (212)         21,459          (22,196)
 PORTFOLIO PARTNERS, INC. (PPI):
   PPI MFS CAPITAL OPPORTUNITIES PORTFOLIO -- I CLASS
 Annuity contracts in
   accumulation               47,269,790     (2,680,054)     25,865,721      (24,246,572)
   PPI MFS EMERGING EQUITIES PORTFOLIO -- I CLASS
 Annuity contracts in
   accumulation               22,645,296     (3,648,234)     33,552,038      (32,445,501)
   PPI MFS RESEARCH GROWTH PORTFOLIO -- I CLASS
 Annuity contracts in
   accumulation               41,622,453     (2,157,189)     20,710,153      (21,107,275)
   PPI SCUDDER INTERNATIONAL GROWTH PORTFOLIO -- I CLASS
 Annuity contracts in
   accumulation               43,250,742     (1,891,611)    732,508,626     (832,130,919)
   PPI T. ROWE PRICE GROWTH EQUITY PORTFOLIO -- I CLASS
 Annuity contracts in
   accumulation               36,705,570     (2,427,861)     15,920,750      (13,560,301)
 WACHOVIA SPECIAL VALUES FUND
 Annuity contracts in
   accumulation                  227,192        (13,769)        981,601         (956,808)
 TOTAL VARIABLE ANNUITY
   ACCOUNT C                $464,350,375  $(132,666,634) $3,331,253,418  $(3,763,191,632)

 (1) - Effective May 1, 2001, Lexington Emerging Market Fund's name changed to Pilgrim Emerging Market Fund.
 (2) - Effective May 1, 2000, Lexington Natural Resources Trust's name changed to Pilgrim Natural Resources Trust Fund.

                                                                                                   Net
                                Net                Net Unrealized                 Net           Increase
                             Realized               Gain (Loss)                Change in       (Decrease)
                            Gain (Loss)   --------------------------------    Unrealized      in Net Assets
YEAR ENDED DECEMBER 31,         on         Beginning of          End          Gain (Loss)    Resulting from
2001                        Investments        Year            of Year      on Investments     Operations
PILGRIM FUNDS:
  EMERGING MARKETS FUND (1)
Annuity contracts in
  accumulation             $ (2,487,404)  $      (436,042) $       257,333  $       693,375  $      (614,249)
  NATURAL RESOURCES TRUST FUND (2)
Annuity contracts in
  accumulation                  380,510         2,402,322         (872,438)      (3,274,760)      (3,060,145)
PILGRIM VARIABLE FUNDS:
  GROWTH OPPORTUNITIES PORTFOLIO -- CLASS R
Annuity contracts in
  accumulation                        0                 0                0                0                1
  INTERNATIONAL VALUE PORTFOLIO -- CLASS R
Annuity contracts in
  accumulation                       (4)                0           16,501           16,501           33,790
  MID CAP OPPORTUNITIES PORTFOLIO -- CLASS R
Annuity contracts in
  accumulation                     (187)                0             (112)            (112)            (395)
  SMALL CAP OPPORTUNITIES PORTFOLIO -- CLASS R
Annuity contracts in
  accumulation                      (33)                0            2,843            2,843            2,744
PIONEER FUNDS:
  EQUITY-INCOME VCT PORTFOLIO
Annuity contracts in
  accumulation                       (2)                0              820              820              963
  FUND VCT PORTFOLIO
Annuity contracts in
  accumulation                        0                 0                1                1                2
  MID-CAP VALUE VCT PORTFOLIO
Annuity contracts in
  accumulation                     (737)                0            4,644            4,644            3,695
PORTFOLIO PARTNERS, INC. (PPI):
  PPI MFS CAPITAL OPPORTUNITIES PORTFOLIO -- I CLASS
Annuity contracts in
  accumulation                1,619,149        23,536,746     (100,298,392)    (123,835,138)     (77,626,253)
  PPI MFS EMERGING EQUITIES PORTFOLIO -- I CLASS
Annuity contracts in
  accumulation                1,106,537        62,642,562      (67,932,730)    (130,575,292)    (110,471,693)
  PPI MFS RESEARCH GROWTH PORTFOLIO -- I CLASS
Annuity contracts in
  accumulation                 (397,122)       42,588,288      (47,081,640)     (89,669,928)     (50,601,786)
  PPI SCUDDER INTERNATIONAL GROWTH PORTFOLIO -- I CLASS
Annuity contracts in
  accumulation              (99,622,293)         (186,763)       1,305,315        1,492,078      (56,771,084)
  PPI T. ROWE PRICE GROWTH EQUITY PORTFOLIO -- I CLASS
Annuity contracts in
  accumulation                2,360,449        46,977,151      (17,697,875)     (64,675,026)     (28,036,868)
WACHOVIA SPECIAL VALUES FUND
Annuity contracts in
  accumulation                   24,793                 0          (12,633)         (12,633)         225,583
TOTAL VARIABLE ANNUITY
  ACCOUNT C                $(431,938,214) $(1,381,531,716) $(3,656,880,684) $(2,275,348,968) $(2,375,603,441)

 (1) - Effective May 1, 2001, Lexington Emerging Market Fund's name changed to Pilgrim Emerging Market Fund.
 (2) - Effective May 1, 2000, Lexington Natural Resources Trust's name changed to Pilgrim Natural Resources Trust Fund.

VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - December 31, 2001 (continued):
6.  SUPPLEMENTAL INFORMATION TO STATEMENT OF CHANGES IN NET ASSETS

YEAR ENDED DECEMBER 31, 2001                                       Net
                                                   Net          Change in             Net
                                                Realized       Unrealized     Increase (Decrease)             Net Assets
                                    Net        Gain (Loss)     Gain (Loss)       in Net Assets                ----------
                                Investment         on              on              from Unit          Beginning           End
                               Income (Loss)   Investments     Investments       Transactions          of Year          of Year
AETNA ASCENT VP
Annuity contracts in
  accumulation                 $    385,421   $    (298,788) $    (9,742,829)   $     (390,814)    $    77,057,293  $    67,010,283
AETNA BALANCED VP, INC.
Annuity contracts in
  accumulation                   38,054,883     (13,695,954)     (71,315,416)      (60,435,593)        842,266,266      739,144,233
Annuity contracts in payment
  period                                                                                                33,169,278       28,899,231
AETNA BOND VP
Annuity contracts in
  accumulation                   18,766,375       1,096,582        4,915,523        82,899,136         296,126,266      403,727,419
Annuity contracts in payment
  period                                                                                                 5,792,395        5,868,858
AETNA CROSSROADS VP
Annuity contracts in
  accumulation                      865,707        (317,652)      (5,588,587)         (451,200)         62,461,577       56,976,436
Annuity contracts in payment
  period                                                                                                    68,046           61,455
AETNA GET FUND, SERIES C
Annuity contracts in
  accumulation                    6,135,875     (58,300,789)      30,255,816      (114,286,208)        136,195,306                0
AETNA GET FUND, SERIES D
Annuity contracts in
  accumulation                      401,935      (1,990,871)       3,568,651       (44,764,380)        331,078,585      288,293,920
AETNA GET FUND, SERIES E
Annuity contracts in
  accumulation                     (715,932)       (386,585)         298,581       (12,673,983)        131,674,642      118,196,723
AETNA GET FUND, SERIES G
Annuity contracts in
  accumulation                     (365,901)       (110,844)         458,080        (4,238,830)         38,003,615       33,746,120
AETNA GET FUND, SERIES H
Annuity contracts in
  accumulation                     (248,381)        (40,766)          63,943        (3,142,654)         29,175,653       25,807,795
AETNA GET FUND, SERIES I
Annuity contracts in
  accumulation                      (19,408)         (3,067)          13,693          (103,246)          1,364,320        1,252,292
AETNA GET FUND, SERIES J
Annuity contracts in
  accumulation                       (6,244)         (2,966)           6,718           (73,709)            456,726          380,525
AETNA GET FUND, SERIES K
Annuity contracts in
  accumulation                      (36,603)        (10,159)         (18,310)         (522,901)          2,862,754        2,274,781
AETNA GET FUND, SERIES L
Annuity contracts in
  accumulation                       14,850           3,820          (27,354)        1,297,385              15,987        1,304,688
AETNA GET FUND, SERIES Q
Annuity contracts in
  accumulation                       (1,014)              1            1,625         3,640,996                   0        3,641,608
AETNA GROWTH AND INCOME VP
Annuity contracts in
  accumulation                  (19,006,585)   (297,064,241)    (571,636,525)     (452,343,167)      4,428,082,443    3,170,240,934
Annuity contracts in payment
  period                                                                                               311,465,868      229,256,859
AETNA GROWTH VP
Annuity contracts in
  accumulation                   15,041,699      (2,578,041)     (60,409,271)       (2,449,367)        171,026,842      120,456,683
Annuity contracts in payment
  period                                                                                                   132,657          307,836

VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - December 31, 2001 (continued):
6.  SUPPLEMENTAL INFORMATION TO STATEMENT OF CHANGES IN NET ASSETS (continued):

YEAR ENDED DECEMBER 31, 2001                                    Net
                                                Net          Change in             Net
                                              Realized       Unrealized       Increase (Decrease)          Net Assets
                                 Net          Gain (Loss)    Gain (Loss)      in Net Assets                ----------
                               Investment        on              on             from Unit          Beginning           End
                               Income (Loss)  Investments    Investments       Transactions         of Year          of Year
AETNA INDEX PLUS LARGE CAP VP
Annuity contracts in
  accumulation                 $ 14,352,402   $     271,554  $   (88,664,972)   $   44,708,922     $   487,054,341  $   457,492,812
Annuity contracts in payment
  period                                                                                                 1,883,772        2,113,207
AETNA INDEX PLUS MID CAP VP
Annuity contracts in
  accumulation                    3,493,850      (1,001,111)      (3,384,916)       33,987,861          55,395,398       88,491,082
AETNA INDEX PLUS SMALL CAP VP
Annuity contracts in
  accumulation                      805,028        (206,722)        (180,153)       15,599,090          12,842,621       28,859,864
AETNA INTERNATIONAL VP
Annuity contracts in
  accumulation                     (114,755)     (8,259,787)       5,140,073         1,263,249          12,949,161       10,977,941
AETNA LEGACY VP
Annuity contracts in
  accumulation                    1,241,844        (223,825)      (2,378,644)         (667,463)         38,925,638       36,927,158
Annuity contracts in payment
  period                                                                                                   198,397          168,789
AETNA MONEY MARKET VP
Annuity contracts in
  accumulation                   15,286,972      (3,500,285)      (1,822,815)       41,891,036         322,624,048      374,418,757
Annuity contracts in payment
  period                                                                                                    89,722          149,921
AETNA SMALL COMPANY VP
Annuity contracts in
  accumulation                    3,018,410     (11,884,983)      12,945,068        25,409,328         104,675,715      134,140,868
Annuity contracts in payment
  period                                                                                                    36,683           59,353
AETNA TECHNOLOGY VP
Annuity contracts in
  accumulation                     (292,747)    (10,951,401)       3,274,444        14,868,712          24,855,104       31,754,112
AETNA VALUE OPPORTUNITY VP
Annuity contracts in
  accumulation                    3,264,764         959,448      (14,672,799)       66,042,632          63,066,047      118,660,092
AIM V.I. FUNDS:
  CAPITAL APPRECIATION FUND
Annuity contracts in
  accumulation                    1,302,684      (1,526,450)      (5,252,508)        2,528,530          21,974,303       19,026,559
  GROWTH AND INCOME FUND
Annuity contracts in
  accumulation                     (484,048)     (1,728,790)     (10,786,560)        8,297,132          48,981,132       44,278,866
  GROWTH FUND
Annuity contracts in
  accumulation                     (139,088)     (1,939,557)      (5,150,424)        3,356,314          19,441,222       15,568,467
  VALUE FUND
Annuity contracts in
  accumulation                      257,274        (802,610)      (2,476,719)        6,869,339          18,487,184       22,334,468
AMERICAN CENTURY INCOME & GROWTH FUND
Annuity contracts in
  accumulation                          148         (18,554)         (14,022)          661,379                   0          628,951
CALVERT SOCIAL BALANCED PORTFOLIO
Annuity contracts in
  accumulation                    2,642,143         504,915       (8,202,516)          133,413          63,262,465       58,340,420
CHAPMAN DEM-REGISTERED TRADEMARK- EQUITY FUND
Annuity contracts in
  accumulation                         (641)        (24,232)           7,716           109,430                   0           92,273

VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - December 31, 2001 (continued):
6.  SUPPLEMENTAL INFORMATION TO STATEMENT OF CHANGES IN NET ASSETS (continued):

YEAR ENDED DECEMBER 31, 2001                                    Net
                                                Net          Change in             Net
                                              Realized       Unrealized       Increase (Decrease)          Net Assets
                                 Net          Gain (Loss)    Gain (Loss)      in Net Assets                ----------
                               Investment        on              on             from Unit          Beginning           End
                               Income (Loss)  Investments    Investments       Transactions         of Year          of Year
FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCTS FUNDS:
  ASSET MANAGER PORTFOLIO -- INITIAL CLASS
Annuity contracts in
  accumulation                 $    286,471   $  (1,178,991) $       490,850    $   (1,739,120)    $    23,730,253  $    21,589,463
  CONTRAFUND-REGISTERED TRADEMARK- PORTFOLIO -- INITIAL CLASS
Annuity contracts in
  accumulation                       82,731       1,026,467      (15,151,354)      (31,572,214)        420,901,510      375,287,140
  EQUITY-INCOME PORTFOLIO -- INITIAL CLASS
Annuity contracts in
  accumulation                    1,055,312        (198,840)      (2,078,943)       42,633,922         195,902,776      237,314,227
  GROWTH PORTFOLIO -- INITIAL CLASS
Annuity contracts in
  accumulation                    9,594,905       6,136,259      (71,921,470)       (4,330,388)        448,871,801      388,351,107
  HIGH INCOME PORTFOLIO -- INITIAL CLASS
Annuity contracts in
  accumulation                   10,396,557         877,889      (24,666,427)       13,636,484           2,449,768        2,645,583
Annuity contracts in payment
  period                                                                                                         0           48,688
  INDEX 500 PORTFOLIO -- INITIAL CLASS
Annuity contracts in
  accumulation                    1,998,428      (8,115,349)       2,165,801        (4,602,017)        104,649,875       96,096,738
  OVERSEAS PORTFOLIO -- INITIAL CLASS
Annuity contracts in
  accumulation                   25,126,390       2,754,684     (113,705,777)       82,399,033          18,191,519       14,765,849
FRANKLIN VALUE SECURITIES FUND
Annuity contracts in
  accumulation                         (208)            181           12,921           116,831                   0          129,725
JANUS ASPEN SERIES:
  AGGRESSIVE GROWTH PORTFOLIO -- I SHARES
Annuity contracts in
  accumulation                   (7,331,111)     28,752,425     (404,437,726)        2,233,168         950,193,244      569,410,000
  BALANCED PORTFOLIO -- I SHARES
Annuity contracts in
  accumulation                    5,223,121       3,182,497      (26,645,333)       60,635,832         296,053,943      338,450,060
  CAPITAL APPRECIATION PORTFOLIO -- S SHARES
Annuity contracts in
  accumulation                        1,544         (31,717)         (15,659)          576,154                   0          530,322
  FLEXIBLE INCOME PORTFOLIO -- I SHARES
Annuity contracts in
  accumulation                    2,372,908        (319,597)         711,559        17,081,029          36,898,000       56,743,899
  GROWTH PORTFOLIO -- I SHARES
Annuity contracts in
  accumulation                   (2,825,056)     10,350,850     (114,584,226)           (8,011)        411,767,617      304,891,580
Annuity contracts in payment
  period                                                                                                   917,937          727,531
  WORLDWIDE GROWTH PORTFOLIO -- I SHARES
Annuity contracts in
  accumulation                   (5,316,017)     42,740,588     (287,709,336)      (49,778,681)      1,082,624,571      782,779,890
Annuity contracts in payment
  period                                                                                                 1,095,143          876,378
JANUS TWENTY FUND
Annuity contracts in payment
  period                                204         (31,196)        (145,461)          672,633                 545          496,725
LORD ABBETT FUNDS:
  GROWTH AND INCOME PORTFOLIO
Annuity contracts in
  accumulation                       27,902              18           24,456         1,173,677                   0        1,226,053
  MID-CAP VALUE PORTFOLIO
Annuity contracts in
  accumulation                          194              24            7,040           257,780                   0          265,038

VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - December 31, 2001 (continued):
6.  SUPPLEMENTAL INFORMATION TO STATEMENT OF CHANGES IN NET ASSETS (continued):

YEAR ENDED DECEMBER 31, 2001                                    Net
                                                Net          Change in             Net
                                              Realized       Unrealized       Increase (Decrease)          Net Assets
                                 Net          Gain (Loss)    Gain (Loss)      in Net Assets                ----------
                               Investment        on              on             from Unit          Beginning           End
                               Income (Loss)  Investments    Investments       Transactions         of Year          of Year
MFS-REGISTERED TRADEMARK- TOTAL RETURN SERIES
Annuity contracts in
  accumulation                 $    355,342   $      66,450  $      (280,772)   $   16,227,259     $     4,859,718  $    21,227,997
OPPENHEIMER FUNDS:
  DEVELOPING MARKETS FUND
Annuity contracts in
  accumulation                        2,226           6,994            3,903           209,770                   0          222,893
  GLOBAL SECURITIES FUND
Annuity contracts in
  accumulation                    6,360,931      (6,699,112)      (6,717,504)       43,783,614          50,258,541       86,986,470
  STRATEGIC BOND FUND
Annuity contracts in
  accumulation                      404,512        (181,058)          11,908         3,571,548           5,987,840        9,799,961
Annuity contracts in payment
  period                                                                                                    21,845           16,634
PAX WORLD BALANCED FUND
Annuity contracts in
  accumulation                       32,262         (28,626)        (109,382)        2,414,920                   0        2,309,174
PILGRIM FUNDS:
  EMERGING MARKETS FUND (1)
Annuity contracts in
  accumulation                    1,179,780      (2,487,404)         693,375          (233,951)          6,367,049        5,518,849
  NATURAL RESOURCES TRUST FUND (2)
Annuity contracts in
  accumulation                     (165,895)        380,510       (3,274,760)         (885,020)         16,696,149       12,750,984
PILGRIM VARIABLE FUNDS:
  GROWTH OPPORTUNITIES PORTFOLIO -- CLASS R
Annuity contracts in
  accumulation                            1               0                0             9,526                   0            9,527
  INTERNATIONAL VALUE PORTFOLIO -- CLASS R
Annuity contracts in
  accumulation                       17,293              (4)           16,501        1,495,264                   0        1,529,054
  MID CAP OPPORTUNITIES PORTFOLIO -- CLASS R
Annuity contracts in
  accumulation                          (96)           (187)            (112)           29,916                   0           29,521
  SMALL CAP OPPORTUNITIES PORTFOLIO -- CLASS R
Annuity contracts in
  accumulation                          (66)            (33)           2,843            56,525                   0           59,269
PIONEER FUNDS:
  EQUITY-INCOME VCT PORTFOLIO
Annuity contracts in
  accumulation                          145              (2)              820           87,442                   0           88,405
  FUND VCT PORTFOLIO
Annuity contracts in
  accumulation                            1               0                1             8,943                   0            8,945
  MID-CAP VALUE VCT PORTFOLIO
Annuity contracts in
  accumulation                         (212)           (737)           4,644            77,197                   0           80,892
PORTFOLIO PARTNERS, INC. (PPI):
  PPI MFS CAPITAL OPPORTUNITIES PORTFOLIO -- I CLASS
Annuity contracts in
  accumulation                   44,589,736       1,619,149     (123,835,138)        2,133,043         291,099,078      215,627,607
Annuity contracts in payment
  period                                                                                                   400,248          378,509
  PPI MFS EMERGING EQUITIES PORTFOLIO -- I CLASS
Annuity contracts in
  accumulation                   18,997,062       1,106,537     (130,575,292)       (9,479,180)        425,020,833      305,126,330
Annuity contracts in payment
  period                                                                                                   167,018          110,648

VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - December 31, 2001 (continued):
6.  SUPPLEMENTAL INFORMATION TO STATEMENT OF CHANGES IN NET ASSETS (continued):

YEAR ENDED DECEMBER 31, 2001                                    Net
                                                Net          Change in             Net
                                              Realized       Unrealized       Increase (Decrease)          Net Assets
                                 Net          Gain (Loss)    Gain (Loss)      in Net Assets                ----------
                               Investment        on              on             from Unit          Beginning           End
                               Income (Loss)  Investments    Investments       Transactions         of Year          of Year
  PPI MFS RESEARCH GROWTH PORTFOLIO -- I CLASS
Annuity contracts in
  accumulation                 $ 39,465,264   $    (397,122) $   (89,669,928)   $  (11,665,527)    $   234,529,426  $   172,262,113
  PPI SCUDDER INTERNATIONAL GROWTH PORTFOLIO -- I CLASS
Annuity contracts in
  accumulation                   41,359,131     (99,622,293)       1,492,078       (17,206,284)        219,533,810      145,560,773
Annuity contracts in payment
  period                                                                                                     9,438            5,107
  PPI T. ROWE PRICE GROWTH EQUITY PORTFOLIO -- I CLASS
Annuity contracts in
  accumulation                   34,277,709       2,360,449      (64,675,026)        6,924,273         244,707,197      223,625,073
Annuity contracts in payment
  period                                                                                                   158,262          127,791
WACHOVIA SPECIAL VALUES FUND
Annuity contracts in
  accumulation                      213,423          24,793          (12,633)        3,700,154                   0        3,925,737
TOTAL VARIABLE ANNUITY
  ACCOUNT C                    $331,683,741   $(431,938,214) $(2,275,348,968)   $ (172,334,087)    $13,689,284,426  $11,141,346,898

(1) - Effective May 1, 2001, Lexington Emerging Market Fund's name changed to Pilgrim Emerging Market Fund.
(2) - Effective May 1, 2000, Lexington Natural Resources Trust's name changed to Pilgrim Natural Resources Trust.

VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - December 31, 2001 (continued):
6.  SUPPLEMENTAL INFORMATION TO STATEMENT OF CHANGES IN NET ASSETS (continued):

YEAR ENDED DECEMBER 31, 2000                                       Net
                                                   Net          Change in             Net
                                                 Realized      Unrealized     Increase (Decrease)             Net Assets
                                    Net        Gain (Loss)     Gain (Loss)       in Net Assets                ----------
                                 Investment         on             on              from Unit          Beginning           End
                               Income (Loss)   Investments     Investments       Transactions          of Year          of Year
AETNA ASCENT VP
Annuity contracts in
  accumulation                 $      36,550   $  2,023,951  $    (3,440,951)    $  (3,443,191)    $    81,880,934  $    77,057,293
AETNA BALANCED VP, INC.
Annuity contracts in
  accumulation                   112,901,501     19,727,105     (147,081,096)     (103,452,150)        958,810,376      842,266,266
Annuity contracts in payment
  period                                                                                                34,529,808       33,169,278
AETNA BOND VP
Annuity contracts in
  accumulation                    13,216,666     (2,959,272)      13,343,145       (39,454,311)        312,007,882      296,126,266
Annuity contracts in payment
  period                                                                                                 5,764,551        5,792,395
AETNA CROSSROADS VP
Annuity contracts in
  accumulation                       441,285         97,305       (1,013,800)       (4,468,657)         67,400,270       62,461,577
Annuity contracts in payment
  period                                                                                                    73,220           68,046
AETNA GET FUND, SERIES C
Annuity contracts in
  accumulation                    30,449,060      3,720,138      (49,493,522)      (18,887,555)        170,407,185      136,195,306
AETNA GET FUND, SERIES D
Annuity contracts in
  accumulation                    14,440,368      3,089,297      (38,474,173)     (119,418,211)        471,441,304      331,078,585
AETNA GET FUND, SERIES E
Annuity contracts in
  accumulation                     3,827,276      1,026,846      (13,265,067)      (17,735,793)        157,821,380      131,674,642
AETNA GET FUND, SERIES G
Annuity contracts in
  accumulation                       379,657         71,399       (2,340,015)       (5,775,781)         45,668,355       38,003,615
AETNA GET FUND, SERIES H
Annuity contracts in
  accumulation                       196,795        162,638         (269,484)       27,303,119           1,782,585       29,175,653
AETNA GET FUND, SERIES I
Annuity contracts in
  accumulation                         1,454          2,133          (32,894)        1,393,627                   0        1,364,320
AETNA GET FUND, SERIES J
Annuity contracts in
  accumulation                           615            (45)         (16,577)          472,733                   0          456,726
AETNA GET FUND, SERIES K
Annuity contracts in
  accumulation                          (979)           197           (8,299)        2,871,835                   0        2,862,754
AETNA GET FUND, SERIES L
Annuity contracts in
  accumulation                            (1)             0               16            15,972                   0           15,987
AETNA GROWTH AND INCOME VP
Annuity contracts in
  accumulation                   536,765,360    (28,305,954)  (1,173,968,207)     (721,658,072)      5,753,192,035    4,428,082,443
Annuity contracts in payment
  period                                                                                               373,523,149      311,465,868
AETNA GROWTH VP
Annuity contracts in
  accumulation                     1,093,671      3,731,651      (32,927,743)       53,759,126         145,431,206      171,026,842
Annuity contracts in payment
  period                                                                                                    71,588          132,657
AETNA HIGH YIELD VP
Annuity contracts in
  accumulation                       (12,839)      (193,642)         112,582        (2,083,594)          2,177,493                0
AETNA INDEX PLUS BOND VP
Annuity contracts in
  accumulation                        (6,435)       (14,618)          64,241        (1,042,892)            999,704                0

VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - December 31, 2001 (continued):
6.  SUPPLEMENTAL INFORMATION TO STATEMENT OF CHANGES IN NET ASSETS (continued):

YEAR ENDED DECEMBER 31, 2000                                    Net
                                                 Net         Change in             Net
                                               Realized      Unrealized       Increase (Decrease)          Net Assets
                                  Net          Gain (Loss)   Gain (Loss)      in Net Assets                ----------
                               Investment        on              on             from Unit          Beginning           End
                               Income (Loss)   Investments   Investments       Transactions         of Year          of Year
AETNA INDEX PLUS LARGE CAP VP
Annuity contracts in
  accumulation                 $  53,741,102   $ 21,047,809  $  (129,501,789)    $  68,658,775     $   473,757,587  $   487,054,341
Annuity contracts in payment
  period                                                                                                 1,234,629        1,883,772
AETNA INDEX PLUS MID CAP VP
Annuity contracts in
  accumulation                       (27,987)     1,154,995        1,177,084        43,880,546           9,210,760       55,395,398
AETNA INDEX PLUS SMALL CAP VP
Annuity contracts in
  accumulation                      (110,447)       829,971           97,541         3,748,048           8,277,508       12,842,621
AETNA INTERNATIONAL VP
Annuity contracts in
  accumulation                     2,173,465        192,117       (5,937,734)        8,806,604           7,714,709       12,949,161
AETNA LEGACY VP
Annuity contracts in
  accumulation                       334,677        292,708          802,261        (5,203,105)         42,650,270       38,925,638
Annuity contracts in payment
  period                                                                                                   247,224          198,397
AETNA MONEY MARKET VP
Annuity contracts in
  accumulation                    10,773,853      5,251,674         (413,714)      (18,346,548)        325,367,721      322,624,048
Annuity contracts in payment
  period                                                                                                    80,784           89,722
AETNA REAL ESTATE SECURITIES VP
Annuity contracts in
  accumulation                       (13,914)       383,451           72,859        (2,426,021)          1,983,625                0
AETNA SMALL COMPANY VP
Annuity contracts in
  accumulation                     4,688,047     16,494,744      (22,423,480)       43,023,013          62,919,038      104,675,715
Annuity contracts in payment
  period                                                                                                    11,036           36,683
AETNA TECHNOLOGY VP
Annuity contracts in
  accumulation                      (123,166)      (659,018)     (12,476,702)       38,113,990                   0       24,855,104
AETNA VALUE OPPORTUNITY VP
Annuity contracts in
  accumulation                     5,239,593      2,663,927       (4,901,655)       25,424,473          34,639,709       63,066,047
AIM V.I. FUNDS:
  CAPITAL APPRECIATION FUND
Annuity contracts in
  accumulation                       466,170        257,799       (5,245,120)       24,665,165           1,830,289       21,974,303
  GROWTH AND INCOME FUND
Annuity contracts in
  accumulation                     1,144,879        389,979      (10,043,307)       47,737,578           9,752,003       48,981,132
  GROWTH FUND
Annuity contracts in
  accumulation                       476,725        139,092       (6,432,977)       20,557,669           4,700,713       19,441,222
  VALUE FUND
Annuity contracts in
  accumulation                       660,349        140,169       (4,209,966)       13,358,563           8,538,069       18,487,184
CALVERT SOCIAL BALANCED PORTFOLIO
Annuity contracts in
  accumulation                     2,267,247      2,854,362       (7,230,865)       (2,720,584)         68,092,305       63,262,465
FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCTS FUNDS:
  ASSET MANAGER PORTFOLIO -- INITIAL CLASS
Annuity contracts in
  accumulation                     2,601,494        701,785       (4,594,430)       (2,709,341)         27,730,745       23,730,253
  CONTRAFUND-REGISTERED TRADEMARK- PORTFOLIO -- INITIAL CLASS
Annuity contracts in
  accumulation                    54,595,412     20,839,462     (110,406,630)      (19,480,139)        475,353,405      420,901,510

VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - December 31, 2001 (continued):
6.  SUPPLEMENTAL INFORMATION TO STATEMENT OF CHANGES IN NET ASSETS (continued):

YEAR ENDED DECEMBER 31, 2000                                    Net
                                                 Net         Change in             Net
                                               Realized      Unrealized       Increase (Decrease)          Net Assets
                                  Net          Gain (Loss)   Gain (Loss)      in Net Assets                ----------
                               Investment        on              on             from Unit          Beginning           End
                               Income (Loss)   Investments   Investments       Transactions         of Year          of Year
  EQUITY-INCOME PORTFOLIO -- INITIAL CLASS
Annuity contracts in
  accumulation                 $  13,851,094   $  8,757,904  $   (11,069,516)    $ (29,578,468)    $   213,941,762  $   195,902,776
  GROWTH PORTFOLIO -- INITIAL CLASS
Annuity contracts in
  accumulation                    44,257,732      7,564,259     (113,706,819)       70,421,374         440,335,255      448,871,801
  HIGH INCOME PORTFOLIO -- INITIAL CLASS
Annuity contracts in
  accumulation                       114,589       (207,629)        (583,683)        1,252,502           1,873,989        2,449,768
  INDEX 500 PORTFOLIO -- INITIAL CLASS
Annuity contracts in
  accumulation                       400,034     23,361,718      (35,626,722)       (6,058,333)        122,573,178      104,649,875
  OVERSEAS PORTFOLIO -- INITIAL CLASS
Annuity contracts in
  accumulation                     2,009,833      1,209,084       (7,577,795)          516,832          22,033,565       18,191,519
JANUS ASPEN SERIES:
  AGGRESSIVE GROWTH PORTFOLIO -- I SHARES
Annuity contracts in
  accumulation                   133,808,454     99,811,011     (717,624,386)      340,768,328       1,093,429,837      950,193,244
  BALANCED PORTFOLIO -- I SHARES
Annuity contracts in
  accumulation                    28,232,215      4,925,773      (43,133,769)       70,619,050         235,410,674      296,053,943
  FLEXIBLE INCOME PORTFOLIO -- I SHARES
Annuity contracts in
  accumulation                     1,568,435       (708,999)         876,966         2,253,321          32,908,277       36,898,000
  GROWTH PORTFOLIO -- I SHARES
Annuity contracts in
  accumulation                    32,241,669     15,128,609     (126,023,034)      127,925,797         362,723,120      411,767,617
Annuity contracts in payment
  period                                                                                                   689,393          917,937
  WORLDWIDE GROWTH PORTFOLIO -- I SHARES
Annuity contracts in
  accumulation                    91,464,664     61,024,670     (375,020,881)      169,190,829       1,136,307,574    1,082,624,571
Annuity contracts in payment
  period                                                                                                   752,858        1,095,143
JANUS TWENTY FUND
Annuity contracts in payment
  period                                  (1)          (489)             (36)            1,071                   0              545
LEXINGTON FUNDS:
  EMERGING MARKETS FUND
Annuity contracts in
  accumulation                      (138,792)    (1,374,436)      (3,710,968)            5,130          11,586,115        6,367,049
  NATURAL RESOURCES TRUST FUND
Annuity contracts in
  accumulation                      (115,114)    (2,002,246)       4,524,862        (2,219,822)         16,508,469       16,696,149
MFS-REGISTERED TRADEMARK- TOTAL RETURN SERIES
Annuity contracts in
  accumulation                        26,933         20,170          230,740         3,897,679             684,196        4,859,718
OPPENHEIMER FUNDS:
  GLOBAL SECURITIES FUND
Annuity contracts in
  accumulation                     1,974,588        971,295       (3,945,771)       45,386,552           5,871,877       50,258,541
  STRATEGIC BOND FUND
Annuity contracts in
  accumulation                       266,497       (125,516)         (84,378)        2,461,306           3,464,259        5,987,840
Annuity contracts in payment
  period                                                                                                    27,517           21,845

VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - December 31, 2001 (continued):
6.  SUPPLEMENTAL INFORMATION TO STATEMENT OF CHANGES IN NET ASSETS (continued):

YEAR ENDED DECEMBER 31, 2000                                    Net
                                                 Net         Change in             Net
                                               Realized      Unrealized       Increase (Decrease)          Net Assets
                                  Net          Gain (Loss)   Gain (Loss)      in Net Assets                ----------
                               Investment        on              on             from Unit          Beginning           End
                               Income (Loss)   Investments   Investments       Transactions         of Year          of Year
PORTFOLIO PARTNERS, INC. (PPI):
  PPI MFS CAPITAL OPPORTUNITIES PORTFOLIO -- I CLASS (1)
Annuity contracts in
  accumulation                 $  38,147,438   $  5,749,841  $   (69,598,329)    $  90,392,695     $   226,770,707  $   291,099,078
Annuity contracts in payment
  period                                                                                                    36,974          400,248
  PPI MFS EMERGING EQUITIES PORTFOLIO -- I CLASS
Annuity contracts in
  accumulation                       (37,932)    23,737,586     (203,087,500)        6,822,966         597,714,231      425,020,833
Annuity contracts in payment
  period                                                                                                    38,500          167,018
  PPI MFS RESEARCH GROWTH PORTFOLIO -- I CLASS
Annuity contracts in
  accumulation                    16,081,131      9,461,691      (39,062,464)       (7,714,809)        255,763,877      234,529,426
  PPI SCUDDER INTERNATIONAL GROWTH PORTFOLIO -- I CLASS
Annuity contracts in
  accumulation                    21,842,299    (15,668,306)     (60,686,735)      (17,427,634)        291,483,624      219,533,810
Annuity contracts in payment
  period                                                                                                         0            9,438
  PPI T. ROWE PRICE GROWTH EQUITY PORTFOLIO -- I CLASS
Annuity contracts in
  accumulation                    18,361,154      7,768,474      (29,637,102)        5,277,763         243,032,240      244,707,197
Annuity contracts in payment
  period                                                                                                    62,930          158,262
TOTAL VARIABLE ANNUITY
  ACCOUNT C                    $1,296,974,423  $324,558,619  $(3,605,027,788)    $ 209,679,020     $15,463,100,152  $13,689,284,426

(1) - Effective May 1, 2000, PPI MFS Value Equity Portfolio's name changed to PPI MFS Capital Opportunities Portfolio.

                         REPORT OF INDEPENDENT AUDITORS

To the Contractowners of Aetna Life Insurance and
Annuity Company Variable Annuity Account C and the
Board of Directors and Shareholder of Aetna Life Insurance and Annuity Company:

We have audited the accompanying statement of assets and liabilities of the sixty-eight funds of Aetna Life Insurance and Annuity Company Variable Annuity Account C (the "Account"), referred to in Note 1, as of December 31, 2001, and the related statement of operations, changes in net assets and condensed financial information for the year then ended. These financial statements and condensed financial information are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and condensed financial information based on our audit. The statement of changes in net assets for the year ended December 31, 2000, was audited by other auditors whose report dated February 2, 2001, expressed an unqualified opinion on those statements.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and condensed financial information referred to above present fairly, in all material respects, the financial position of the sixty-eight funds of Aetna Life Insurance and Annuity Company Variable Annuity Account C, referred to in Note 1, as of December 31, 2001, and the results of their operations, changes in their net assets and condensed financial information for the year then ended, in conformity with accounting principles generally accepted in the United States.

                                                   [ERNST & YOUNG LLP SIGNATURE]
Hartford, Connecticut
February 8, 2002

            ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
  (FORMERLY KNOWN AS AETNA LIFE INSURANCE AND ANNUITY COMPANY, A WHOLLY-OWNED
                 SUBSIDIARY OF AETNA RETIREMENT HOLDINGS, INC.)

                   INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

                                                    Page
                                                    ----

Report of Independent Auditors....................   F-2

Consolidated Financial Statements:

    Consolidated Statements of Income for the
       Year-ended December 31, 2001, One Month
       Ended December 31, 2000, the Eleven Months
       Ended November 30, 2000 and for the
       Year-ended December 31, 1999...............   F-4

    Consolidated Balance Sheets as of
       December 31, 2001 and 2000.................   F-5

    Consolidated Statements of Changes in
       Shareholder's Equity for the Year-ended
       December 31, 2001, One Month Ended
       December 31, 2000, the Eleven Months Ended
       November 30, 2000 and for the Year-ended
       December 31, 1999..........................   F-6

    Consolidated Statements of Cash Flows for the
       Year-ended December 31, 2001, One Month
       Ended December 31, 2000, the Eleven Months
       Ended November 30, 2000 and for the
       Year-ended December 31, 1999...............   F-7

    Notes to Consolidated Financial Statements....   F-8

                         REPORT OF INDEPENDENT AUDITORS

The Board of Directors
ING Life Insurance and Annuity Company

We have audited the accompanying consolidated balance sheet of ING Life Insurance and Annuity Company and Subsidiaries (formerly Aetna Life Insurance and Annuity Company and Subsidiaries and hereafter referred to as the Company) as of December 31, 2001, and the related consolidated statements of income, changes in shareholder's equity, and cash flows for the then year ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of ING Life Insurance and Annuity Company and Subsidiaries at December 31, 2001, and the consolidated results of their operations and their cash flows for the year then ended in conformity with accounting principles generally accepted in the United States.

As discussed in Note 1, the Company adopted Financial Accounting Standards (FAS) No. 133, ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES, and FAS No. 140, ACCOUNTING FOR TRANSFERS AND SERVICING OF FINANCIAL ASSETS AND EXTINGUISHMENTS OF LIABILITIES.

                                                /s/ Ernst & Young LLP

Hartford, Connecticut
January 31, 2002

                         REPORT OF INDEPENDENT AUDITORS

The Shareholder and Board of Directors
ING Life Insurance and Annuity Company:

We have audited the accompanying consolidated balance sheet of ING Life Insurance and Annuity Company and Subsidiaries, formerly known as Aetna Life Insurance and Annuity Company and Subsidiaries, as of December 31, 2000, and the related consolidated statements of income, changes in shareholder's equity and cash flows for the period from December 1, 2000 to December 31, 2000 ("Successor Company"), and for the period from January 1, 2000 to November 30, 2000 and the year ended December 31, 1999 ("Preacquisition Company"). These consolidated financial statements are the responsibility of the Companies' management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the Successor Company's consolidated financial statements referred to above present fairly, in all material respects, the financial position of Aetna Life Insurance and Annuity Company and Subsidiaries at December 31, 2000, and the results of their operations and their cash flows for the period from December 1, 2000 to December 31, 2000, in conformity with accounting principles generally accepted in the United States of America. Further, in our opinion, the Preacquisition Company's consolidated financial statements referred to above present fairly, in all material respects, the results of their operations and their cash flows for the period from January 1, 2000 to November 30, 2000, and the year ended December 31, 1999, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 1 to the consolidated financial statements, effective November 30, 2000, ING America Insurance Holdings Inc. acquired all of the outstanding stock of Aetna Inc., Aetna Life Insurance and Annuity Company's indirect parent and sole shareholder in a business combination accounted for as a purchase. As a result of the acquisition, the consolidated financial information for the periods after the acquisition is presented on a different cost basis than that for the periods before the acquisition and, therefore, is not comparable.

                                                /s/ KPMG LLP

Hartford, Connecticut
March 27, 2001

ITEM 1.  FINANCIAL STATEMENTS

            ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
  (Formerly known as Aetna Life Insurance and Annuity Company, a wholly-owned subsidiary of Aetna Retirement Holdings, Inc.)

                       CONSOLIDATED STATEMENTS OF INCOME
                                   (millions)

                                                                     Preacquisition
                                                              ----------------------------
                                                 One month    Eleven months
                                 Year-ended        ended          ended       Year-ended
                                December 31,   December 31,   November 30,   December 31,
                                    2001           2000           2000           1999
                                -------------  -------------  -------------  -------------
Revenue:
  Premiums                        $  114.2         $ 16.5       $  137.7       $  107.5
  Charges assessed against
    policyholders                    381.3           36.4          424.6          388.3
  Net investment income              888.4           78.6          833.8          886.3
  Net realized capital
    (losses) gains                   (21.0)           1.8          (37.2)         (21.5)
  Other income                       172.1           13.4          148.7          129.7
                                  --------         ------       --------       --------
      Total revenue                1,535.0          146.7        1,507.6        1,490.3
Benefits and expenses:
  Current and future benefits        729.6           68.9          726.7          746.2
  Operating expenses:
    Salaries and related
      benefits                       181.0           29.9          187.5          153.0
    Restructing charge                29.2             --             --             --
    Other                            234.0           19.2          227.1          213.7
  Amortization of deferred
    policy acquisition costs
    and value of business
    acquired                         112.0           10.2          116.7          104.9
  Amortization of goodwill            61.9             --             --             --
                                  --------         ------       --------       --------
      Total benefits and
        expenses                   1,347.7          128.2        1,258.0        1,217.8
Income from continuing
  operations before income
  taxes                              187.3           18.5          249.6          272.5
Income taxes                          87.4            5.9           78.1           90.6
                                  --------         ------       --------       --------
Income from continuing
  operations                          99.9           12.6          171.5          181.9
Discontinued operations, net
  of tax:
  Income from operations                --             --            5.7            5.7
                                  --------         ------       --------       --------
Net income                        $   99.9         $ 12.6       $  177.2       $  187.6
                                  ========         ======       ========       ========

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

            ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
  (Formerly known as Aetna Life Insurance and Annuity Company, a wholly-owned subsidiary of Aetna Retirement Holdings, Inc.)

                          CONSOLIDATED BALANCE SHEETS
                         (millions, except share data)

                                           December 31,     December 31,
                                               2001             2000
                                          ---------------  ---------------
                 ASSETS
Investments:
  Debt securities available for sale, at
    fair value (amortized cost:
    $13,249.2 and $11,120.0)                 $13,539.9        $11,244.7
  Equity securities, at fair value:
    Nonredeemable preferred stock (cost:
      $27.0 and $109.0)                           24.6            100.7
    Investment in affiliated mutual
      funds (cost: $22.9 and $9.6)                25.0             12.7
    Common stock (cost: $2.3 and $2.2)             0.7              3.5
  Short-term investments                          31.7            109.4
  Mortgage loans                                 241.3              4.6
  Policy loans                                   329.0            339.3
  Other investments                               18.2             13.4
  Securities pledged to creditors
    (amortized cost: $466.9 and $126.8)          467.2            129.0
                                             ---------        ---------
        Total investments                     14,677.6         11,957.3
Cash and cash equivalents                         82.0            796.3
Short-term investments under securities
  loan agreement                                 488.8            131.8
Accrued investment income                        160.9            147.2
Premiums due and other receivables                21.5             82.9
Reciprocal loan with affiliate                   191.1               --
Reinsurance recoverable                        2,990.7          3,005.8
Current income taxes                                --             40.6
Deferred policy acquisition costs                121.3             12.3
Value of business acquired                     1,601.8          1,780.9
Goodwill                                       2,412.1          2,297.4
Other assets                                     194.3            154.7
Separate Accounts assets                      32,663.1         36,745.8
                                             ---------        ---------
        Total assets                         $55,605.2        $57,153.0
                                             =========        =========
  LIABILITIES AND SHAREHOLDER'S EQUITY
Liabilities:
  Future policy benefits                     $ 3,996.8        $ 3,977.7
  Unpaid claims and claim expenses                28.8             29.6
  Policyholders' funds left with the
    Company                                   12,135.8         11,125.6
                                             ---------        ---------
        Total insurance reserve
          liabilities                         16,161.4         15,132.9
  Payables under securities loan
    agreement                                    488.8            131.8
  Current income taxes                            59.2               --
  Deferred income taxes                          153.7            248.0
  Other liabilities                            1,624.7            549.9
  Separate Accounts liabilities               32,663.1         36,745.8
                                             ---------        ---------
        Total liabilities                     51,150.9         52,808.4
                                             ---------        ---------
Shareholder's equity:
  Common stock, par value $50 (100,000
    shares authorized; 55,000 shares
    issued and outstanding)                        2.8              2.8
  Paid-in capital                              4,292.4          4,303.8
  Accumulated other comprehensive gain            46.6             25.4
  Retained earnings                              112.5             12.6
                                             ---------        ---------
        Total shareholder's equity             4,454.3          4,344.6
                                             ---------        ---------
          Total liabilities and
            shareholder's equity             $55,605.2        $57,153.0
                                             =========        =========

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

            ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
  (Formerly known as Aetna Life Insurance and Annuity Company, a wholly-owned subsidiary of Aetna Retirement Holdings, Inc.)

           CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDER'S EQUITY
                                   (millions)

                                                                     Preacquisition
                                                              ----------------------------
                                                 One month    Eleven month
                                 Year-ended        ended          ended       Year-ended
                                December 31,   December 31,   November 30,   December 31,
                                    2001           2000           2000           1999
                                -------------  -------------  -------------  -------------
Shareholder's equity,
  beginning of period             $4,344.6        $4,313.4      $1,385.7       $1,394.5

Comprehensive income:
  Net income                          99.9            12.6         177.2          187.6
  Other comprehensive income
    (loss), net of tax:
      Unrealized gains
      (losses) on securities
      ($32.5, $28.7, $79.4 and
      ($230.2) pretax) (1)            21.2            18.6          51.6         (149.6)
                                  --------        --------      --------       --------
Total comprehensive income           121.1            31.2         228.8           38.0
                                  --------        --------      --------       --------

Capital contributions:
  Cash                                  --              --          73.5             --
  Assets                                --              --          56.0             --
                                  --------        --------      --------       --------
Total capital contributions             --              --         129.5             --
                                  --------        --------      --------       --------

Return of capital                    (11.3)             --            --             --

Other changes                         (0.1)             --           0.8            2.9

Common stock dividends                  --              --         (10.1)         (49.7)

Adjustment for purchase
  accounting                            --              --       2,578.7             --
                                  --------        --------      --------       --------

Shareholder's equity, end of
  period                          $4,454.3        $4,344.6      $4,313.4       $1,385.7
                                  ========        ========      ========       ========

(1)  Net of reclassification adjustments.

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

            ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
  (Formerly known as Aetna Life Insurance and Annuity Company, a wholly-owned subsidiary of Aetna Retirement Holdings, Inc.)

                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                                   (millions)

                                                                          Preacquisition
                                                                  ------------------------------
                                                    One month     Eleven months
                                  Year-ended          ended           ended        Year-ended
                                 December 31,     December 31,    November 30,    December 31,
                                     2001             2000            2000            1999
                                ---------------  ---------------  -------------  ---------------
Cash Flows from Operating
  Activities:
Net income                         $    99.9         $  12.6        $   177.2       $   187.6
Adjustments to reconcile net
  income to net cash (used
  for) provided by operating
  activities:
  Net accretion of discount on
    investments                         (1.2)           (2.7)           (32.6)          (26.5)
  Amortization of deferred
    gain on sale                          --              --             (5.7)           (5.7)
  Net realized capital losses
    (gains)                             21.0            (1.8)            37.2            21.5
  Changes in assets and
    liabilities:
    (Increase) decrease in
       accrued investment
       income                          (13.7)            6.6             (3.1)            0.9
    (Increase) decrease in
       premiums due and other
       receivables                     (95.6)           31.1            (23.7)           23.3
    Decrease (increase) in
       policy loans                     10.3             0.1            (25.4)          (21.8)
    Increase in deferred
       policy acquisition
       costs                          (121.3)          (12.2)          (136.6)         (153.3)
    Decrease in value of
       business acquired                13.9              --               --              --
    Goodwill amortization               61.8              --               --              --
    Net increase (decrease) in
       universal life account
       balances                         17.6            (3.8)            23.8            55.7
    (Decrease) increase in
       other insurance reserve
       liabilities                    (136.3)           (5.3)            85.6           (28.6)
    (Decrease) increase in
       other liabilities and
       other assets                    (67.9)          103.9            (75.2)          (42.5)
    Increase (decrease) in
       income taxes                     89.5           (14.3)            23.1          (259.8)
                                   ---------         -------        ---------       ---------
Net cash (used for) provided
  by operating activities             (122.0)          114.2             44.6          (249.2)
                                   ---------         -------        ---------       ---------
Cash Flows from Investing
  Activities:
  Proceeds from sales of:
    Debt securities available
       for sale                     14,216.7           233.0         10,083.2         5,890.1
    Equity securities                    4.4             1.5            118.4           111.2
    Mortgage loans                       5.2             0.1              2.1             6.1
  Investment maturities and
    collections of:
    Debt securities available
       for sale                      1,121.8            53.7            573.1         1,216.5
    Short-term investments           7,087.3             0.4             59.9            80.6
  Cost of investment purchases
    in:
    Debt securities available
       for sale                    (16,489.8)         (230.7)       (10,505.5)       (7,099.7)
    Equity securities                  (50.0)          (27.8)           (17.6)          (13.0)
    Mortgages debt securities         (242.0)             --               --              --
    Short-term investments          (6,991.1)          (10.0)          (113.1)         (106.0)
  (Increase) decrease in
    property and equipment               7.4             1.9              5.4            (5.7)
  Other, net                            (4.7)            0.3             (4.0)            3.7
                                   ---------         -------        ---------       ---------
Net cash (used for) provided
  by investing activities           (1,334.8)           22.4            201.9            83.8
                                   ---------         -------        ---------       ---------
Cash Flows from Financing
  Activities:
  Deposits and interest
    credited for investment
    contracts                        1,941.5           164.2          1,529.7         2,040.2
  Withdrawals of investment
    contracts                       (1,082.7)         (156.3)        (1,832.6)       (1,680.8)
  Capital contribution from
    HOLDCO                                --              --             73.5              --
  Return of capital                    (11.3)             --               --              --
  Dividends paid to
    Shareholder                           --              --            (10.1)         (255.7)
  Other, net                          (105.0)          (73.6)            22.0           126.7
                                   ---------         -------        ---------       ---------
Net cash provided by (used
  for) financing activities            742.5           (65.7)          (217.5)          230.4
                                   ---------         -------        ---------       ---------
Net (decrease) increase in
  cash and cash equivalents           (714.3)           70.9             29.0            65.0
Effect of exchange rate
  changes on cash and cash
  equivalents                             --              --              2.0              --
Cash and cash equivalents,
  beginning of period                  796.3           725.4            694.4           629.4
                                   ---------         -------        ---------       ---------
Cash and cash equivalents, end
  of period                        $    82.0         $ 796.3        $   725.4       $   694.4
                                   =========         =======        =========       =========
Supplemental cash flow
  information:
  Income taxes (received)
    paid, net                      $   (12.3)        $  20.3        $    39.9       $   316.9
                                   =========         =======        =========       =========

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    ING Life Insurance and Annuity Company ("ILIAC"), formerly known as Aetna Life Insurance and Annuity Company ("ALIAC") and its wholly owned subsidiaries (collectively, the "Company") are providers of financial products and services and investment management services in the United States. The Company has three business segments: Worksite Products, Individual Products and Investment Management Services. On October 1, 1998, the Company sold its individual life insurance business to Lincoln National Corporation ("Lincoln") and accordingly, it is now classified as Discontinued Operations (refer to Note 3).

    On December 13, 2000, ING America Insurance Holdings, Inc. ("ING AIH"), an indirect wholly owned subsidiary of ING, acquired Aetna Inc., comprised of the Aetna Financial Services business, of which the Company is a part, and the Aetna International business, for approximately $7.7 billion. The purchase price was comprised of approximately $5.0 billion in cash and the assumption of $2.7 billion of outstanding debt and other net liabilities. In connection with the acquisition, Aetna Inc. was renamed Lion Connecticut Holdings Inc. ("Lion"). At the time of the sale, Lion entered into certain transition services agreements with a former related party, Aetna U.S. Healthcare, which was renamed Aetna Inc. ("former Aetna").

    For accounting purposes, the acquisition was recorded as of November 30, 2000 using the purchase method. The effects of this transaction, including the recognition of goodwill, were pushed down and reflected on the financial statements of certain ARSI (a subsidiary of Lion) subsidiaries, including the Company. The Balance Sheet changes related to accounting for this purchase were entirely non-cash in nature and accordingly have been excluded from the pre-acquisition Consolidated Statement of Cash Flow for the eleven months ended November 30, 2000.

    The purchase price was allocated to assets and liabilities based on their respective fair values. This revaluation resulted in a net increase to assets, excluding the effects of goodwill, of $592.0 million and a net increase to liabilities of $310.6 million. Additionally, the Company established goodwill of $2.3 billion. Goodwill was being amortized over a period of 40 years.

    The allocation of the purchase price to assets and liabilities has been subjected to further refinement throughout 2001 as additional information has become available to more precisely estimate the fair values of the Company's respective assets and liabilities at the purchase date. The refinements to the Company's purchase price allocations are as follows:

       The Company completed a full review relative to the assumptions and profit streams utilized in the development of value of business acquired ("VOBA") and determined that certain refinements were necessary. Such refinements resulted in a reduction of VOBA;

       The Company completed the review of the fixed assets that existed at or prior to the acquisition and determined that an additional write down was necessary;

       The Company completed the review of severance actions related to individuals who were employed before or at the acquisition date and determined that an additional severance accrual was necessary;

       The Company completed its valuation of certain benefit plan liabilities and, as a result, reduced those benefit plan liabilities;

       The Company adjusted its reserve for policyholders' funds left with the company in order to conform its accounting policies with those of ING;

       The Company, after giving further consideration to certain exposures in the general market place, determined that a reduction of its investment portfolio carrying value was warranted;

       The Company determined that the establishment of a liability for certain noncancellable operating leases that existed prior to or at the acquisition date but are no longer providing a benefit to the Company's operations, was warranted; and

       The Company determined that the contractual lease payment of one of its operating leases was more than the current market rate, and established a corresponding unfavorable lease liability.

    The net impact of the refinements in purchase price allocations, as described above, resulted in a net decrease to assets, excluding the effects of goodwill, of $236.4 million, a net decrease to liabilities of $59.8 million and a net increase to the Company's goodwill of $176.6 million.

    Unaudited proforma consolidated income from continuing operations and net income of the Company for the period from January 1, 2000 to November 30, 2000 and for the year-ended December 31, 1999, assuming that the acquisition of the Company occurred at the beginning of each period, would have been approximately $118.1 million and $123.5 million, respectively. The pro forma adjustments, which do not affect revenues, reflect primarily goodwill amortization, amortization of the favorable lease asset and the elimination of amortization of the deferred gain on sale associated with the life business.

    The Worksite Products segment includes annuity contracts that offer a variety of funding and payout options for employer-sponsored retirement plans qualified under Internal Revenue Code Sections 401, 403, 408, and 457, nonqualified annuity contracts, and mutual funds. Annuity contracts may be deferred or immediate ("payout annuities"). These products also include programs offered to qualified plans and nonqualified deferred compensation plans that package administrative and recordkeeping services along with a menu of investment options, including mutual funds (both ILIAC and nonaffiliated mutual funds), variable and fixed investment options. Worksite products also include investment advisory services and pension plan administrative services.

    The Individual Products segment includes both deferred and immediate annuity contracts, which may be qualified or nonqualified, that are sold to individuals. These contracts also offer a choice of fixed or variable investment options, including both ILIAC and nonaffiliated mutual funds.

    Investment Management Services provides: investment advisory services to affiliated and unaffiliated institutional and retail clients on a fee-for-service basis; underwriting services to the ING Series Fund, Inc. (formerly known as the Aetna Series Fund, Inc.), and the ING Variable

    Portfolios, Inc. (formerly known as the Aetna Variable Portfolios, Inc.); distribution services for other company products; and trustee, administrative, and other fiduciary services to retirement plans requiring or otherwise utilizing a trustee or custodian.

    Discontinued Operations include universal life, variable universal life, traditional whole life and term insurance.

    PRINCIPLES OF CONSOLIDATION

    The consolidated financial statements include ILIAC and its wholly-owned subsidiaries, ING Insurance Company of America ("IICA"), Aetna Investment Adviser Holding Company, Inc. ("IA Holdco") and Aetna Investment Services, LLC ("AIS"). ILIAC is a wholly-owned subsidiary of Aetna Retirement Holdings, Inc. ("HOLDCO"), which is a wholly- owned subsidiary of Aetna Retirement Services, Inc. ("ARSI"). ARSI is ultimately owned by ING Groep N.V. (ING). HOLDCO contributed AIS to the Company on June 30, 2000 and contributed IA Holdco to the Company on July 1, 1999 (refer to Note 2).

    The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America. The contributions of AIS and IA Holdco to the Company were accounted for in a manner similar to that of a pooling-of-interests and, accordingly, the Company's historical consolidated financial statements have been restated to include the accounts and results of operations of both companies.

    Certain reclassifications have been made to 2000 and 1999 financial information to conform to the 2001 presentation.

    NEW ACCOUNTING STANDARD

    ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

    In June 1998, the Financial Accounting Standards Board ("FASB") issued Financial Accounting Standard ("FAS") No. 133, Accounting for Derivative Instruments and Hedging Activities, as amended and interpreted by FAS No. 137, Accounting for Derivative Instruments and Hedging Activites -- Deferral of the Effective Date of FASB Statement No. 133, FAS No. 138, Accounting for Certain Derivative Instruments and Certain Hedging Activities -- an Amendment of FASB No. 133, and certain FAS No. 133 implementation issues. This standard, as amended, requires companies to record all derivatives on the balance sheet as either assets or liabilities and measure those instruments at fair value. The manner in which companies are to record gains or losses resulting from changes in the fair values of those derivatives depends on the use of the derivative and whether it qualifies for hedge accounting. FAS 133 was effective for the Company's financial statements beginning January 1, 2001.

    Adoption of FAS No. 133 did not have a material effect on the Company's financial position or results of operations given the Company's limited derivative and embedded derivative holdings. (Refer to Note 5).

    The Company utilizes options, interest rate floors and warrants in order to manage interest rate and price risk (collectively, market risk). These financial exposures are monitored and managed by the Company as an integral part of the its overall risk management program. (Refer to Note 5). Derivatives are recognized on the balance sheet at their fair value. The Company chose not to designate its derivative instruments as part of hedge transactions. Therefore, changes in the fair value of the Company's derivative instruments are recorded immediately in the consolidated statements of income as part of realized capital gains and losses.

    Warrants are carried at fair value and are recorded as either derivative instruments or FAS No. 115 available for sale securities. Warrants that are considered derivatives are carried at fair value if they are readily convertible to cash. The values of these warrants can fluctuate given that the companies which underlie the warrants are non-public companies. At December 31, 2001, the estimated value of these warrants was immaterial. These warrants will be revalued each quarter and the change in the value of the warrants will be included in the consolidated statements of income.

    The Company, at times, may own warrants on common stock which are not readily convertible to cash as they contain certain conditions which preclude their convertibility and therefore, will not be included in assets or liabilities as derivatives. If conditions are satisfied and the underlying stocks become marketable, the warrants would be reclassified as derivatives and recorded at fair value as an adjustment through current period results of operations.

    The Company occasionally purchases a financial instrument that contains a derivative that is "embedded" in the instrument. In addition, the Company's insurance products are reviewed to determine whether they contain an embedded derivative. The Company assesses whether the economic characteristics of the embedded derivative are clearly and closely related to the economic characteristics of the remaining component of the financial instrument or insurance product (i.e., the host contract) and whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When it is determined that the embedded derivative possesses economic characteristics that are clearly and closely related to the economic characteristics of the host contract and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract and carried at fair value. However, in cases where the host contract is measured at fair value, with changes in fair value reported in current period earnings or the Company is unable to reliably identify and measure the embedded derivative for separation from its host contracts, the entire contract is carried on the balance sheet at fair value and is not designated as a hedging instrument (refer to Note 5).

    FUTURE ACCOUNTING STANDARD

    ACCOUNTING FOR GOODWILL AND INTANGIBLE ASSETS

    In July 2001, the FASB issued FAS No. 142, Accounting for Goodwill and Intangible Assets. Under the new standard, goodwill and intangible assets deemed to have indefinite lives will no longer be amortized but will be subject to annual impairment tests in accordance with the new standard. Other intangible assets will continue to be amortized over their useful lives.

    The Company will apply the new rules on the accounting for goodwill and other intangible assets beginning in the first quarter of 2002. Application of the nonamortization provisions of the new standard is expected to result in an increase in net income; however, the Company is still assessing the impact of the new standard. During 2002, the Company will perform the required impairment tests of goodwill as of January 1, 2002 and has not yet determined what the effect of these tests will be on the earnings and financial position of the Company.

    USE OF ESTIMATES

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

    CASH AND CASH EQUIVALENTS

    Cash and cash equivalents include cash on hand, money market instruments and other debt issues with a maturity of 90 days or less when purchased.

    INVESTMENTS

    All of the Company's fixed maturity and equity securities are currently designated as available-for-sale. Available-for-sale securities are reported at fair value.

    Securities determined to have a decline in value that is other than temporary are written down to estimated fair value which becomes the securities' new cost basis by a charge to realized losses in the accompanying consolidated statements of operations. Premiums and discounts are amortized/ accrued utilizing the scientific interest method which results in a constant yield over the securities' expected lives. Amortization/accrual of premiums and discounts on mortgage-related securities incorporates a prepayment assumption to estimate the securities expected lives.

    Included in available-for-sale securities are investments that support experience-rated products. Experience-rated products are products where the customer, not the Company, assumes investment (including realized capital gains and losses on the sale of invested assets) and other risks, subject to, among other things, principal and interest guarantees. Realized gains and losses on the sale of, as well as unrealized capital gains and losses on, investments supporting these products are reflected in policyholders' funds left with the Company. Realized capital gains and losses on all other investments are reflected on all other investments are reflected in the Company's results of operations. Unrealized capital gains and losses on all other investments are reflected in shareholder's equity, net of related income taxes.

    Purchases and sales of debt and equity securities (excluding private placements) are recorded on the trade date. Purchases and sales of private placements and mortgage loans are recorded on the closing date.

    Fair values for fixed maturity securities are obtained from independent pricing services or broker/ dealer quotations. Fair values for privately placed bonds are determined using a matrix-based model. The matrix-based model considers the level of risk-free interest rates, current corporate spreads, the credit quality of the issuer and cash flow characteristics of the security. The fair values for equity securities are based on quoted market prices. For equity securities not actively traded, estimated fair values are based upon values of issues of comparable yield and quality or conversion value where applicable.

    The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions for short periods of time. Initial collateral, primarily cash, is required at a rate of 102% of the market value of the loaned domestic securities. The collateral is deposited by the borrower with a lending agent, and retained and invested by the lending agent according to the Company's guidelines to generate additional income. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value of the loaned securities fluctuates.

    In September 2000, the FASB issued FAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities. In accordance with this new standard, general account securities on loan are reflected on the Consolidated Balance Sheet as "Securities pledged to creditors", which includes the following:

                                                            Gross       Gross
December 31, 2001                              Amortized  Unrealized  Unrealized    Fair
(Millions)                                       Cost       Gains       Losses     Value
------------------------------------------------------------------------------------------
Total securities pledged to creditors           $466.9       $1.1        $0.8      $467.2
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------

                                                            Gross       Gross
December 31, 2000                              Amortized  Unrealized  Unrealized    Fair
(Millions)                                       Cost       Gains       Losses     Value
------------------------------------------------------------------------------------------
Debt securities                                 $124.5       $5.3        $3.1      $126.7
Short-term investments                             2.3         --          --         2.3
------------------------------------------------------------------------------------------
Total securities pledged to creditors           $126.8       $5.3        $3.1      $129.0
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------

    Total securities pledged to creditors at December 31, 2001 consisted entirely of debt securities.

    Dollar rolls and reverse repurchase agreement transactions are accounted for as collateral borrowings, where the amount borrowed is equal to the sales price of the underlying securities. These transactions are reported in "Other Liabilities."

    The investment in affiliated mutual funds represents an investment in funds managed by Aeltus Investment Management, Inc. ("Aeltus"), an indirect wholly owned subsidiary of HOLDCO. Funds managed by ILIAC and subadvised by outside investment advisers, and funds managed by ING Pilgrim Investments, LLC, and is carried at fair value.

    Mortgage loans on real estate are reported at amortized cost less a valuation allowance. If the value of any mortgage loan is determined to be impaired (i.e., when it is probable the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to the present value of expected cash flows from the loan, discounted at the loan's effective interest rate, or to the loan's observable market price, or the fair value of the underlying collateral. The carrying value of the impaired loans is reduced by establishing a valuation allowance which is adjusted at each reporting date for significant changes in the calculated value of the loan. Changes in this valuation allowance are charged or credited to income.

    Policy loans are carried at unpaid principal balances, net of impairment reserves.

    Short-term investments, consisting primarily of money market instruments and other debt issues purchased with an original maturity of 91 days to one year, are considered available for sale and are carried at fair value, which approximates amortized cost.

    The Company's use of derivatives is limited to hedging purposes. The Company enters into interest rate and currency contracts, including swaps, caps, and floors to reduce and manage risks associated with changes in value, yield, price, cash flow or exchange rates of assets or liabilities held or intended to be held. Changes in the fair value of open derivative contracts are recorded in net realized capital gains and losses (Refer to Note 5).

    On occasion, the Company sells call options written on underlying securities which are carried at fair value. Changes in fair value of these options are recorded in net realized capital gains or losses.

    GOODWILL

    Goodwill, which represents the excess of cost over the fair value of net assets acquired, was amortized on a straight-line basis over 40 years. Refer to "Future Accounting Standard" within Note 1 for related information regarding the accounting for goodwill.

    DEFERRED POLICY ACQUISITION COSTS

    Certain costs of acquiring certain insurance business are deferred. These costs, all of which vary with and are primarily related to the production of new and renewal business, consist principally of commissions, certain expenses of underwriting and issuing contracts, and certain agency expenses. For certain annuity and pension contracts, such costs are amortized in proportion to estimated gross profits and adjusted to reflect actual gross profits over the life of the contracts (up to 30 years for annuity and pension contracts).

    Periodically, modifications may be made to deferred annuity contract features, such as shortening the surrender charge period, waiving the surrender charge, or changing the mortality and expense fees. Unamortized deferred policy acquisition costs associated with these modified contracts are not written off, but rather, continue to be associated with the original block of business to which these costs were previously recorded. Such costs are amortized based on revised estimates of expected gross profits based upon the contract after the modification.

    Deferred policy acquisition costs are written off to the extent that it is determined that future policy premiums and investment income or gross profits are not adequate to cover related expenses.

    VALUE OF BUSINESS ACQUIRED

    VOBA is an asset and represents the present value of estimated net cash flows embedded in the Company's contracts acquired by ING. VOBA is amortized in proportion to estimated gross profits and adjusted to reflect actual gross profits over the contracts (up to 30 years for annuity contracts and pension contracts). VOBA is written off to the extent that it is determined that gross profits are not adequate to recover the asset.

    Activity for the year-ended December 31, 2001 within VOBA was as follows:

(Millions)
--------------------------------------------------------
Balance at December 31, 2000                   $ 1,780.9
Adjustment of allocation of purchase price        (165.3)
Additions                                           90.0
Interest accrued at 7%                             110.0
Amortization                                      (213.8)
--------------------------------------------------------
Balance at December 31,2001                    $ 1,601.8
--------------------------------------------------------
--------------------------------------------------------

    The estimated amount of VOBA to be amortized, net of interest, over the next five years is $81.1 million, $95.5 million, $103.3 million, $96.6 million and $89.5 million for the years 2002, 2003, 2004, 2005 and 2006, respectively. Actual amortization incurred during these years may vary as assumptions are modified to incorporate actual results.

    INSURANCE RESERVE LIABILITIES

    Future policy benefits include reserves for universal life, immediate annuities with life contingent payouts and traditional life insurance contracts. Reserves for universal life products are equal to cumulative deposits less withdrawals and charges plus credited interest thereon. Reserves for traditional life insurance contracts represent the present value of future benefits to be paid to or on behalf of policyholders and related expenses less the present value of future net premiums.

    Reserves for immediate annuities with life contingent payout contracts are computed on the basis of assumed investment yield, mortality, and expenses, including a margin for adverse deviations. Such assumptions generally vary by plan, year of issue and policy duration. Reserve interest rates range from 2.0% to 9.5% for all years presented. Investment yield is based on the Company's experience.

    Mortality and withdrawal rate assumptions are based on relevant Company experience and are periodically reviewed against both industry standards and experience.

    Because the sale of the domestic individual life insurance business was substantially in the form of an indemnity reinsurance agreement, the Company reported an addition to its reinsurance recoverable approximating the Company's total individual life reserves at the sale date.

    Policyholders' funds left with the Company include reserves for deferred annuity investment contracts and immediate annuities without life contingent payouts. Reserves on such contracts are equal to cumulative deposits less charges and withdrawals plus credited interest thereon (rates range from 2.0% to 14.0% for all years presented) net of adjustments for investment experience that the Company is entitled to reflect in future credited interest. These reserves also include unrealized gains/losses related to FAS No. 115 for experience-rated contracts. Reserves on contracts subject to experience rating reflect the rights of contractholders, plan participants and the Company.

    Unpaid claims for all lines of insurance include benefits for reported losses and estimates of benefits for losses incurred but not reported.

    REVENUE RECOGNITION

    For certain annuity contracts, charges assessed against policyholders' funds for the cost of insurance, surrender charges, actuarial margin and other fees are recorded as revenue in charges assessed against policyholders. Other amounts received for these contracts are reflected as deposits and are not recorded as revenue. Related policy benefits are recorded in relation to the associated premiums or gross profit so that profits are recognized over the expected lives of the contracts. When annuity payments with life contingencies begin under contracts that were initially investment contracts, the accumulated balance in the account is treated as a single premium for the purchase of an annuity and reflected as an offsetting amount in both premiums and current and future benefits in the Consolidated Statements of Income.

    SEPARATE ACCOUNTS

    Separate Accounts assets and liabilities generally represent funds maintained to meet specific investment objectives of contractholders who bear the investment risk, subject, in some cases, to minimum guaranteed rates. Investment income and investment gains and losses generally accrue directly to such contractholders. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company.

    Separate Accounts assets supporting variable options under universal life and annuity contracts are invested, as designated by the contractholder or participant under a contract (who bears the investment risk subject, in limited cases, to minimum guaranteed rates) in shares of mutual funds which are managed by the Company, or other selected mutual funds not managed by the Company.

    Separate Accounts assets are carried at fair value. At December 31, 2001 and 2000, unrealized gains of $10.8 million and of $9.5 million, respectively, after taxes, on assets supporting a guaranteed interest option are reflected in shareholder's equity.

    Separate Accounts liabilities are carried at fair value, except for those relating to the guaranteed interest option. Reserves relating to the guaranteed interest option are maintained at fund value and reflect interest credited at rates ranging from 3.0% to 14.0% in 2001 and 3.8% to 14.0% in 2000.

    Separate Accounts assets and liabilities are shown as separate captions in the Consolidated Balance Sheets. Deposits, investment income and net realized and unrealized capital gains and losses of the Separate Accounts are not reflected in the Consolidated Financial Statements (with the exception of realized and unrealized capital gains and losses on the assets supporting the guaranteed interest option). The Consolidated Statements of Cash Flows do not reflect investment activity of the Separate Accounts.

    REINSURANCE

    The Company utilizes indemnity reinsurance agreements to reduce its exposure to large losses in all aspects of its insurance business. Such reinsurance permits recovery of a portion of losses from reinsurers, although it does not discharge the primary liability of the Company as direct insurer of the risks reinsured. The Company evaluates the financial strength of potential reinsurers and continually monitors the financial condition of reinsurers. Only those reinsurance recoverable balances deemed probable of recovery are reflected as assets on the Company's Consolidated Balance Sheets. Of the reinsurance recoverable on the Consolidated Balance Sheets, $3.0 billion at both December 31, 2001 and 2000 is related to the reinsurance recoverable from Lincoln arising from the sale of the Company's domestic life insurance business (refer to Note 3).

    INCOME TAXES

    The Company files a consolidated federal income tax return with its subsidiary IICA. The Company is taxed at regular corporate rates after adjusting income reported for financial statement purposes for certain items. Deferred income tax expenses/benefits result from changes during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities.

2.  RECENT DEVELOPMENTS

    CONTRIBUTIONS OF AIS AND IA HOLDCO FROM HOLDCO

    On June 30, 2000, HOLDCO contributed AIS to the Company. AIS is registered with the Securities and Exchange Commission as a broker/dealer and is a member of the National Association of Securities Dealers, Inc. It is also registered with the appropriate state securities authorities as a broker/dealer and is a Registered Investment Advisor. The principal operation of AIS is acting as underwriter for ILIAC's manufactured products, as well as the sale of fixed and variable annuities and mutual funds through its registered representatives.

    On July 1, 1999, HOLDCO contributed IA Holdco to the Company. The primary operating subsidiary of IA Holdco is Aeltus which has two wholly-owned operating subsidiaries: Aeltus Capital, Inc. ("ACI"), a broker dealer, and Aeltus Trust Company ("ATC"), a limited purpose banking entity. Aeltus is a registered investment advisor under the Investment Advisers Act of 1940 and provides investment advisory services to institutional and retail clients on a fee-for-service basis. In addition, Aeltus, through its ACI subsidiary, serves as underwriter to the ING Series Fund, Inc. (formerly known as the Aetna Series Fund, Inc.), and the ING Variable Portfolios, Inc. (formerly known as the Aetna Variable Portfolios, Inc.),and provides distribution services for other Company products. Aeltus' ATC subsidiary provides trustee, administrative, and other fiduciary services to retirement plans requiring or otherwise utilizing a trustee or custodian (refer to Note 16).

3.  DISCONTINUED OPERATIONS--INDIVIDUAL LIFE INSURANCE

    On October 1, 1998, the Company sold its domestic individual life insurance business to Lincoln for $1 billion in cash. The transaction was generally in the form of an indemnity reinsurance arrangement, under which Lincoln contractually assumed from the Company certain policyholder liabilities and obligations, although the Company remains directly obligated to policyholders. Assets related to and supporting the life policies were transferred to Lincoln and the Company recorded a reinsurance recoverable from Lincoln. The transaction resulted in an after-tax gain on the sale of approximately $117 million, of which $57.7 million was deferred and was being recognized over approximately 15 years. The remaining portion of the gain was recognized immediately in net income and was largely attributed to access to the agency sales force and brokerage distribution channel. Approximately $5.7 million (after tax) of amortization related to the deferred gain was recognized in both 2000 and 1999. During the fourth quarter of 1999, the Company refined certain accrual and tax estimates which had been established in connection with the recording of the deferred gain. As a result, the deferred gain was increased by $12.9 million (after tax) to $65.4 million at December 31, 1999.

    In conjunction with the accounting for the 2000 acquisition of the Aetna Financial Services business, of which the Company is a part, the deferred gain, which was previously part of other liabilities, was written off (Refer to Note 1).

    The operating results of the domestic individual life insurance business are presented as Discontinued Operations. Premiums ceded and reinsurance recoveries made for domestic individual life insurance in 2001 totaled $334.9 million and $363.7 million, in 2000 totaled

    $419.1 million and $416.1 million, and in 1999 totaled $476.5 million and $513.4 million, respectively.

4.  INVESTMENTS

    Debt securities available for sale as of December 31 were as follows:

                                                Gross       Gross
                                   Amortized  Unrealized  Unrealized     Fair
   2001 (Millions)                   Cost       Gains       Losses       Value
   ------------------------------------------------------------------------------
   U.S. government and government
     agencies and authorities      $  391.0     $ 11.0      $ 4.2      $   397.8

   States, municipalities and
     political subdivisions           173.7        7.7         --          181.4

   U.S. corporate securities:
       Public utilities               268.5        6.5        7.9          267.1
       Other corporate securities   6,138.8      203.0       62.6        6,279.2
   ------------------------------------------------------------------------------
     Total U.S. corporate
       securities                   6,407.3      209.5       70.5        6,546.3
   ------------------------------------------------------------------------------

   Foreign securities:
       Government                     153.2        5.2        0.9          157.5
   ------------------------------------------------------------------------------
     Total foreign securities         153.2        5.2        0.9          157.5
   ------------------------------------------------------------------------------

   Mortgage-backed securities       4,513.3       90.1       15.9        4,587.5

   Other asset-backed securities    2,077.6       67.1        8.1        2,136.6
   ------------------------------------------------------------------------------
   Total debt securities,
     including debt securities
     pledged to creditors          13,716.1      390.6       99.6       14,007.1

   Less: Debt securities pledged
     to creditors                     466.9        1.1        0.8          467.2
   ------------------------------------------------------------------------------

   Debt securities                 $13,249.2    $389.5      $98.8      $13,539.9
   ------------------------------------------------------------------------------
   ------------------------------------------------------------------------------

                                                Gross       Gross
                                   Amortized  Unrealized  Unrealized     Fair
   2000 (Millions)                   Cost       Gains       Losses      Value
   -----------------------------------------------------------------------------
   U.S. government and government
     agencies and authorities      $  920.8     $ 34.3      $  2.1    $   953.0

   States, municipalities and
     political subdivisions             0.3         --          --          0.3

   U.S. corporate securities:
       Public utilities               282.2       13.8         6.2        289.8
       Other corporate securities   4,643.5       86.1       128.3      4,601.3
   -----------------------------------------------------------------------------
     Total U.S. corporate
       securities                   4,925.7       99.9       134.5      4,891.1
   -----------------------------------------------------------------------------
   Foreign securities:
       Government, including
         political subdivisions       384.7       23.9         4.3        404.3
       Utilities                      122.9       18.6          --        141.5
       Other                           31.2         --         9.3         21.9
   -----------------------------------------------------------------------------
     Total foreign securities         538.8       42.5        13.6        567.7
   -----------------------------------------------------------------------------

   Mortgage-backed securities       4,105.2      125.8        35.4      4,195.6

   Other asset-backed securities      753.7       13.4         3.4        763.7
   -----------------------------------------------------------------------------
   Total debt securities,
     including debt securities
     pledged to creditors          11,244.5      315.9       189.0     11,371.4

   Less: Debt securities pledged
     to creditors                     124.5        5.3         3.1        126.7
   -----------------------------------------------------------------------------

   Debt securities                 $11,120.0    $310.6      $185.9    $11,244.7
   -----------------------------------------------------------------------------
   -----------------------------------------------------------------------------

    At December 31, 2001 and 2000, net unrealized appreciation of $291.0 million and $126.9 million, respectively, on available-for-sale debt securities including debt securities pledged to creditors included $233.0 million and $92.9 million, respectively, related to experience-rated contracts, which were not reflected in shareholder's equity but in policyholders' funds left with the Company.

    The amortized cost and fair value of total debt securities for the year-ended December 31, 2001 are shown below by contractual maturity. Actual maturities may differ from contractual maturities because securities may be restructured, called, or prepaid.

                                             Amortized    Fair
   (Millions)                                  Cost       Value
   --------------------------------------------------------------
   Due to mature:
     One year or less                        $  160.0   $   162.1
     After one year through five years        2,333.1     2,387.5
     After five years through ten years       2,374.7     2,398.8
     After ten years                          2,257.4     2,334.6
     Mortgage-backed securities               4,513.3     4,587.5
     Other asset-backed securities            2,077.6     2,136.6
   Less: Debt securities pledged to
     creditors                                  466.9       467.2
   --------------------------------------------------------------
   Debt securities                           $13,249.2  $13,539.9
   --------------------------------------------------------------
   --------------------------------------------------------------

    At December 31, 2001 and 2000, debt securities with carrying values of $9.0 million and $8.6 million, respectively, were on deposit as required by regulatory authorities.

    The Company did not have any investments in a single issuer, other than obligations of the U.S. government, with a carrying value in excess of 10% of the Company's shareholder's equity at December 31, 2001.

    Included in the Company's total debt securities were residential collateralized mortgage obligations ("CMOs") supporting the following:

                                          2001                 2000
                                   -------------------  -------------------
                                   Amortized    Fair    Amortized    Fair
   (Millions)                        Cost      Value      Cost      Value
   ------------------------------------------------------------------------
   Total residential CMOs (1)      $1,830.5   $1,891.7  $1,606.6   $1,660.7
   ------------------------------------------------------------------------
   ------------------------------------------------------------------------
   Percentage of total:
     Supporting experience rated
       products                                   84.2%                80.6%
     Supporting remaining
       products                                   15.8%                19.4%
   ------------------------------------------------------------------------
                                                 100.0%               100.0%
   ------------------------------------------------------------------------
   ------------------------------------------------------------------------

 (1) At December 31, 2001 and 2000, approximately 80% and 84%, respectively, of the Company's residential CMO holdings were backed by government agencies such as GNMA, FNMA, and FHLMC.

    There are various categories of CMOs which are subject to different degrees of risk from changes in interest rates and, for CMOs that are not agency-backed, defaults. The principal risks inherent in holding CMOs are prepayment and extension risks related to dramatic decreases and increases in interest rates resulting in the repayment of principal from the underlying mortgages either earlier or later than originally anticipated. At December 31, 2001 and 2000, approximately 3% and 2%, respectively, of the Company's CMO holdings were invested in types of CMOs which are subject to more prepayment and extension risk than traditional CMOs (such as interest-only or principal-only strips).

    Investments in equity securities as of December 31 were as follows:

   (Millions)                                2001    2000
   -------------------------------------------------------
   Amortized Cost                            $52.2  $120.8
   Gross unrealized gains                      4.5     6.0
   Gross unrealized losses                     6.4     9.9
   -------------------------------------------------------
   Fair value                                $50.3  $116.9
   -------------------------------------------------------
   -------------------------------------------------------

    Beginning in April 2001, the Company entered into dollar roll and reverse repurchase agreement transactions to increase its return on investments and improve liquidity. These transactions involve a sale of securities by the Company and an agreement to repurchase substantially the same securities as those sold, typically within one month. The dollar rolls and reverse repurchase agreements are accounted for as short-term collateralized financings and are reported within "Other Liabilities" on the Consolidated Balance Sheets. The repurchase obligation totaled $1.0 billion at December 31, 2001. Such borrowings averaged approximately $882.1 million from April through December 2001 and were collateralized by investment securities with fair values approximately equal to loan value. The primary risk associated with short-term collateralized borrowings is that the counterparty will be unable to perform under the terms of the contract. The Company's exposure is limited to the excess of the net replacement cost of the securities over the value of the short-term investments, an amount that was not material at December 31, 2001. The Company believes the counterparties to the dollar roll and reverse repurchase agreements are financially responsible and that the counterparty risk is immaterial.

5.  FINANCIAL INSTRUMENTS

    ESTIMATED FAIR VALUE

    The carrying values and estimated fair values of certain of the Company's financial instruments at December 31, 2001 and 2000 were as follows:

                                           2001                 2000
                                   --------------------  -------------------
                                   Carrying     Fair     Carrying     Fair
   (Millions)                        Value      Value      Value     Value
   -------------------------------------------------------------------------
   Assets:
     Mortgage loans                $   241.3  $   247.7  $     4.6  $    4.5
   Liabilities:
     Investment contract
       liabilities:
       With a fixed maturity         1,021.7      846.5    1,041.0     982.3
       Without a fixed maturity     11,114.1   10,624.3   10,084.6   9,549.9
   -------------------------------------------------------------------------

    Fair value estimates are made at a specific point in time, based on available market information and judgments about various financial instruments, such as estimates of timing and amounts of future cash flows. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instruments. In evaluating the Company's management of interest rate, price and liquidity risks, the fair values of all assets and liabilities should be taken into consideration, not only those presented above.

    The following valuation methods and assumptions were used by the Company in estimating the fair value of the above financial instruments:

    MORTGAGE LOANS: The fair values for commercial mortgages are estimated using a discounted cash flow approach. Commercial loans in good standing are discounted using interest rates determined by U.S. Treasury yields on each December 31 and spreads required on new loans with similar characteristics. The amortizing features of all loans are incorporated into the valuation. Where data on option features was available, option values were determined using a binomial valuation method and were incorporated into the mortgage valuation.

    INVESTMENT CONTRACT LIABILITIES (INCLUDED IN POLICYHOLDERS' FUNDS LEFT WITH THE COMPANY):

    WITH A FIXED MATURITY: Fair value is estimated by discounting cash flows at interest rates currently being offered by, or available to, the Company for similar contracts.

    WITHOUT A FIXED MATURITY: Fair value is estimated as the amount payable to the contractholder upon demand. However, the Company has the right under such contracts to delay payment of withdrawals which may ultimately result in paying an amount different than that determined to be payable on demand.

    DERIVATIVE FINANCIAL INSTRUMENTS

    INTEREST RATE FLOORS

    Interest rate floors are used to manage the interest rate risk in the Company's bond portfolio. Interest rate floors are purchased contracts that provide the Company with an annuity in a declining interest rate environment. The Company had no open interest rate floors at December 31, 2001 or 2000.

    FOREIGN EXCHANGE SWAPS

    Foreign exchange swaps are used to reduce the risk of a change in the value, yield or cash flow with respect to invested assets. Foreign exchange swaps represent contracts that require the exchange of foreign currency cash flows for US dollar cash flows at regular interim periods, typically quarterly or semi-annually. The notional amount, carrying value and estimated fair value of the Company's open foreign exchange rate swaps as of December 31, 2001 were $25.0 million, $0.7 and $0.7 million, respectively.

    WARRANTS

    Included in common stocks are warrants which are instruments giving the Company the right, but not the obligation to buy a security at a given price during a specified period. The carrying values and estimated fair values of the Company's warrants to purchase equity securities at December 31, 2001 and 2000 were both $0.3 million.

    OPTIONS

    The Company earned $1.1 million of investment income for writing call options on underlying securities for the year-ended December 31, 2000. For the year-ended December 31, 2001 the Company earned no investment income for writing call options on underlying securities. At December 31, 2001 and 2000, there were no option contracts outstanding.

    EMBEDDED DERIVATIVES

    The Company also had investments in certain debt instruments that contain embedded derivatives, including those whose market value is at least partially determined by, among other things, levels of or changes in domestic and/or foreign interest rates (short- or long-term), exchange rates, prepayment rates, equity markets or credit ratings/spreads. The estimated fair value of the embedded derivatives within such securities as of December 31, 2001 was ($15.5) million.

6.  NET INVESTMENT INCOME

    Sources of net investment income were as follows:

                                                                             Preacquisition
                                                                     ------------------------------
                                                       One month     Eleven months
                                     Year-ended          ended           ended        Year-ended
                                    December 31,     December 31,    November 30,    December 31,
   (Millions)                           2001             2000            2000            1999
   ------------------------------------------------------------------------------------------------
   Debt securities                     $887.2            $70.3          $768.9          $823.3
   Nonredeemable preferred stock          1.5              1.8             9.5            17.1
   Investment in affiliated
     mutual funds                         7.2              0.5             2.1             2.4
   Mortgage loans                         5.9              0.1             0.5             1.1
   Policy loans                           8.9              0.7             7.9             7.7
   Cash equivalents                      18.2              4.4            50.3            39.0
   Other                                 15.9              2.6            13.1            15.3
   ------------------------------------------------------------------------------------------------
   Gross investment income              944.8             80.4           852.3           905.9
   Less: investment expenses            (56.4)            (1.8)          (18.5)          (19.6)
   ------------------------------------------------------------------------------------------------
   Net investment income               $888.4            $78.6          $833.8          $886.3
   ------------------------------------------------------------------------------------------------
   ------------------------------------------------------------------------------------------------

    Net investment income includes amounts allocable to experience-rated contractholders of $704.2 million for the year-ended December 31, 2001 and $55.9 million and $622.2 million for the one month and eleven month periods ended December 31, 2000 and November 30, 2000, respectively, and
    $659.6 million for the year-ended December 31, 1999. Interest credited to contractholders is included in current and future benefits.

7.  DIVIDEND RESTRICTIONS AND SHAREHOLDER'S EQUITY

    The Company paid $10.1 million and $255.7 million in cash dividends to HOLDCO in 2000 and 1999, respectively. Of the $255.7 million paid in 1999, $206.0 million was accrued for in 1998. For the year-ended December 31, 2001, the Company did not pay any cash dividends to HOLDCO.

    The Company did not receive any capital contributions in 2001 and 1999. In 2000, the Company received capital contributions of $73.5 million in cash and $56.0 million in assets from HOLDCO.

    In conjunction with the sale of Aetna, Inc. to ING AIH, the Company was restricted from paying any dividends to the its parent in 2001 without prior approval by the Insurance Commissioner of the State of Connecticut. This restriction continues for a two year period from the date of the sale.

    The Insurance Department of the State of Connecticut (the "Department") recognizes as net income and capital and surplus those amounts determined in conformity with statutory accounting practices prescribed or permitted by the Department, which differ in certain respects from generally accepted accounting principles. Statutory net (loss) income was $(92.3) million, $100.6 million and $133.9 million for the years-ended December 31, 2001, 2000, and 1999, respectively. Statutory capital and surplus was $826.2 million and $931.1 million as of December 31, 2001 and 2000, respectively.

    As of December 31, 2001, the Company does not utilize any statutory accounting practices, which are not prescribed by state regulatory authorities that, individually or in the aggregate, materially affect statutory capital and surplus.

    For 2001, the Company was required to implement statutory accounting changes ("Codification") ratified by the National Association of Insurance Commissioners and state insurance departments. The cumulative effect of Codification to the Company's statutory surplus as of December 31, 2001 was a decrease of $12.5 million.

8.  CAPITAL GAINS AND LOSSES ON INVESTMENT OPERATIONS

    Realized capital gains or losses are the difference between the carrying value and sale proceeds of specific investments sold. Net realized capital (losses) gains on investments were as follows:

                                                                             Preacquisition
                                                                     ------------------------------
                                                       One month     Eleven months
                                     Year-ended          ended           ended        Year-ended
                                    December 31,     December 31,    November 30,    December 31,
   (Millions)                           2001             2000            2000            1999
   ------------------------------------------------------------------------------------------------
   Debt securities                     $(20.6)           $1.2           $(36.3)         $(23.6)
   Equity securities                     (0.4)            0.6             (0.9)            2.1
   ------------------------------------------------------------------------------------------------
   Pretax realized capital
     (losses) gains                    $(21.0)           $1.8           $(37.2)         $(21.5)
   ------------------------------------------------------------------------------------------------
   ------------------------------------------------------------------------------------------------
   After-tax realized capital
     (losses) gains                    $(13.7)           $1.3           $(24.3)         $(14.0)
   ------------------------------------------------------------------------------------------------
   ------------------------------------------------------------------------------------------------

    Net realized capital gains (losses) of $117.0 million, $(16.8) million and $(36.7) million for 2001, 2000, and 1999, respectively, allocable to experience-rated contracts, were deducted from net realized capital gains and an offsetting amount was reflected in Policyholders' funds left with the Company. Net unamortized gains allocable to experienced-rated contractholders were $172.7 million and $45.1 million at December 31, 2001 and 2000, respectively.

    Proceeds from the sale of total debt securities and the related gross gains and losses were as follows:

                                                                             Preacquisition
                                                                     ------------------------------
                                                       One month     Eleven months
                                     Year-ended          ended           ended        Year-ended
                                    December 31,     December 31,    November 30,    December 31,
   (Millions)                           2001             2000            2000            1999
   ------------------------------------------------------------------------------------------------
   Proceeds on sales                  $14,216.7         $233.0         $10,083.2       $5,890.1
   Gross gains                             57.0            1.2               2.5           10.5
   Gross losses                            77.6             --              38.8           34.1
   ------------------------------------------------------------------------------------------------

    Changes in shareholder's equity related to changes in accumulated other comprehensive income (unrealized capital gains and losses on securities including securities pledged to creditors and excluding those related to experience-rated contractholders) were as follows:

   (Millions)                           2001    2000    1999
   -----------------------------------------------------------
   Debt securities                      $24.0  $ 92.1  $(199.2)
   Equity securities                      2.0    (5.5)    (3.4)
   Other                                  6.5    21.5    (27.6)
   -----------------------------------------------------------
     Subtotal                            32.5   108.1   (230.2)
   Increase (decrease) in deferred
     income taxes (Refer to Note 10)     11.3    37.9    (80.6)
   -----------------------------------------------------------
   Net changes in accumulated other
     comprehensive income (loss)        $21.2  $ 70.2  $(149.6)
   -----------------------------------------------------------
   -----------------------------------------------------------

    Net unrealized capital gains allocable to experience-rated contracts of $233.0 million and $92.9 million at December 31, 2001 and 2000, respectively, are reflected on the Consolidated Balance Sheets in Policyholders' funds left with the Company and are not included in shareholder's equity. Shareholder's equity included the following accumulated other comprehensive income (loss), which is net of amounts allocable to experience-rated contractholders, at December 31:

   (Millions)                           2001   2000    1999
   ---------------------------------------------------------
   Net unrealized capital gains
     (losses):
     Debt securities                    $58.0  $34.0  $(58.1)
     Equity securities                   (1.9)  (3.9)    1.6
     Other                               15.6    9.1   (12.4)
   ---------------------------------------------------------
                                         71.7   39.2   (68.9)
   Deferred income taxes (Refer to
     Note 10)                            25.1   13.8   (24.1)
   ---------------------------------------------------------
   Net accumulated other comprehensive
     income (loss)                      $46.6  $25.4  $(44.8)
   ---------------------------------------------------------
   ---------------------------------------------------------

    Changes in accumulated other comprehensive income related to changes in unrealized gains (losses) on securities, including securities pledged to creditors (excluding those related to experience-rated contractholders) were as follows:

   (Millions)                            2001   2000    1999
   -----------------------------------------------------------
   Unrealized holding gains (losses)
     arising during the year (1)        $  8.3  $70.0  $(146.3)
   Less: reclassification adjustment
     for (losses) gains and other
     items included in net income (2)    (12.9)  (0.1)     3.3
   -----------------------------------------------------------
   Net unrealized gains (losses) on
     securities                         $ 21.2  $70.1  $(149.6)
   -----------------------------------------------------------
   -----------------------------------------------------------

 (1) Pretax unrealized holding gains (losses) arising during the year were $12.7 million, $108.0 million and $(225.2) million for 2001, 2000, and 1999, respectively.
 (2) Pretax reclassification adjustments for (losses) gains and other items included in net income were $(19.8) million, $(0.1) million and $5.0 million for 2001, 2000, and 1999, respectively.

9.  SEVERANCE AND FACILITIES CHARGES

    In December 2001, ING announced its intentions to further integrate and streamline the U.S.-based operations of ING Americas, of which the Company is a part, in order to build a more customer-focused organization. In connection with these actions, the Company recorded a charge of $29.2 million pretax. The severance portion of this charge ($28.4 million pretax) is based on a plan to eliminate 580 positions (primarily operations, information technology and other administrative/staff support personnel). Severance actions are expected to be substantially complete by March 31, 2003. The facilities portion ($.8 million pretax) of the charge represents the amount to be incurred by the Company to terminate a contractual obligation.

    In December 2000, the Company, in accounting for its acquisition by ING, established a severance liability related to actions taken or expected to be taken with respect to the integration of the Company's and ING's businesses. Subsequent to the date of the acquisition, the Company completed a full review of severance actions related to individuals who were employed before or at the acquisition date and determined that certain refinements in the allocation of the purchase price to the severance liability were necessary. Activity for the year-ended December 31, 2001 within this severance liability and positions eliminated related to such actions were as follows:

   (Millions)                                Severance Liability  Positions
   ------------------------------------------------------------------------
   Balance at December 31, 2000                     $10.7             175
   Actions taken                                     (8.4)           (101)
   Allocation of purchase price:
     Additions                                        5.2              58
     Attrition                                       (3.3)           (101)
     Refinements                                      1.0              --
   ------------------------------------------------------------------------
   Balance at December 31, 2001                     $ 5.2              31
   ------------------------------------------------------------------------
   ------------------------------------------------------------------------

    Severance actions related to the liability established in December 2000 are expected to be substantially complete by March 31, 2002.

10. INCOME TAXES

    The Company files a consolidated federal income tax return with IICA. The Company has a tax allocation agreement with IICA whereby the Company charges its subsidiary for taxes it would have incurred were it not a member of the consolidated group and credits the member for losses at the statutory tax rate.

    Income taxes from continuing operations consist of the following:

                                                                             Preacquisition
                                                                     ------------------------------
                                                       One month     Eleven months
                                     Year-ended          ended           ended        Year-ended
                                    December 31,     December 31,    November 30,    December 31,
   (Millions)                           2001             2000            2000            1999
   ------------------------------------------------------------------------------------------------
   Current taxes (benefits):
     Federal                           $  3.2            $ 9.4          $  5.3          $ 64.3
     State                                2.2              0.2             2.6             2.5
     Net realized capital gains
       (losses)                          16.1              0.3           (11.5)          (20.1)
   ------------------------------------------------------------------------------------------------
   Total current taxes (benefits)        21.5              9.9            (3.6)           46.7
   ------------------------------------------------------------------------------------------------
   Deferred taxes (benefits):
     Federal                             89.3             (4.3)           83.2            31.3
     Net realized capital
       (losses) gains                   (23.4)             0.3            (1.5)           12.6
   ------------------------------------------------------------------------------------------------
   Total deferred taxes
     (benefits)                          65.9             (4.0)           81.7            43.9
   ------------------------------------------------------------------------------------------------
   Total                               $ 87.4            $ 5.9          $ 78.1          $ 90.6
   ------------------------------------------------------------------------------------------------
   ------------------------------------------------------------------------------------------------

    Income taxes were different from the amount computed by applying the federal income tax rate to income from continuing operations before income taxes for the following reasons:

                                                                             Preacquisition
                                                                     ------------------------------
                                                       One month     Eleven months
                                     Year-ended          ended           ended        Year-ended
                                    December 31,     December 31,    November 30,    December 31,
   (Millions)                           2001             2000            2000            1999
   ------------------------------------------------------------------------------------------------
   Income from continuing
     operations before income
     taxes                             $187.3            $18.5          $249.6          $272.5
   Tax rate                               35%              35%             35%             35%
   ------------------------------------------------------------------------------------------------
   Application of the tax rate           65.6              6.4            87.4            95.4
   Tax effect of:
     State income tax, net of
       federal benefit                    1.4              0.1             1.7             1.6
     Excludable dividends                (1.8)            (0.9)          (12.6)           (6.1)
     Goodwill amortization               21.6               --              --              --
     Other, net                           0.6              0.3             1.6            (0.3)
   ------------------------------------------------------------------------------------------------
   Income taxes                        $ 87.4            $ 5.9          $ 78.1          $ 90.6
   ------------------------------------------------------------------------------------------------
   ------------------------------------------------------------------------------------------------

    The tax effects of temporary differences that give rise to deferred tax assets and deferred tax liabilities at December 31 are presented below:

   (Millions)                                 2001     2000
   ----------------------------------------------------------
   Deferred tax assets:
     Deferred policy acquisition costs       $  11.7  $  44.8
     Insurance reserves                        286.9    306.3
     Unrealized gains allocable to
       experience rated contracts               81.5     32.5
     Investment losses                          36.7      9.0
     Postretirement benefits other than
       pensions                                  6.1      5.8
     Deferred compensation                      72.2     65.6
     Other                                      29.1     21.1
   ----------------------------------------------------------
   Total gross assets                          524.2    485.1
   ----------------------------------------------------------

   Deferred tax liabilities:
     Value of business acquired                558.5    623.3
     Market discount                             4.6      4.9
     Net unrealized capital gains              106.6     46.3
     Depreciation                                5.1      4.4
     Sale of individual life insurance
       business                                   --     15.1
     Excludable dividends                         --      5.0
     Other                                       3.1     34.1
   ----------------------------------------------------------
   Total gross liabilities                     677.9    733.1
   ----------------------------------------------------------
   Net deferred tax liability                $(153.7) $(248.0)
   ----------------------------------------------------------
   ----------------------------------------------------------

    Net unrealized capital gains and losses are presented in shareholder's equity net of deferred taxes. As of December 31, 2001 and 2000, no valuation allowance was required for unrealized capital gains and losses.

    The "Policyholders' Surplus Account," which arose under prior tax law, is generally that portion of a life insurance company's statutory income that has not been subject to taxation. As of December 31, 1983, no further additions could be made to the Policyholders' Surplus Account for tax return purposes under the Deficit Reduction Act of 1984. The balance in such account was approximately $17.2 million at December 31, 2001. This amount would be taxed only under certain conditions. No income taxes have been provided on this amount since management believes under current tax law the conditions under which such taxes would become payable are remote.

    The Internal Revenue Service (the "Service") has completed examinations of the federal income tax returns of the Company through 1997. Discussions are being held with the Service with respect to proposed adjustments. Management believes there are adequate defenses against, or sufficient reserves to provide for, any such adjustments. The Service has commenced its examinations for the years 1998 through 2000.

11. BENEFIT PLANS

    Prior to December 31, 2001, ILIAC, in conjunction with ING, had a qualified defined benefit pension plan covering substantially all employees ("Transition Pension Plan"). The Transition Pension Plan provided pension benefits based on a cash balance formula, which credited employees annually with an amount equal to a percentage of eligible pay based on age and years of service as well as an interest credit based on individual account balances. Contributions were determined using the Projected Unit Credit Method and were limited to the amounts that are tax-deductible. The accumulated benefit obligation and plan assets were recorded by ILIAC. As of the measurement date (i.e., January 1, 2001), fair value of plan assets exceeded projected benefit obligations.

    As of December 31, 2001, the Transition Pension Plan merged into the ING Americas Retirement Plan ("ING Pension Plan"), which is sponsored by ING North America Insurance Corporation ("ING North America"), an affiliate of ILIAC. The ING Pension Plan covers substantially all U.S. employees. Accordingly, the Company transferred $17.4 million of net assets ($11.3 million after tax) related to the movement of the Transition Pension Plan to ING North America. The Company reported this transfer of net assets as a $11.3 million reduction in paid in capital. The new plan's benefits are based on years of service and the employee's average annual compensation during the last five years of employment. Contributions are determined using the Projected Unit Credit Method and are limited to the amounts that are tax-deductible.

    Prior to December 31, 2001, ILIAC, in conjunction with ING, had a non-qualified defined benefit pension plan covering certain eligible employees. The plan provided pension benefits based on a cash balance formula, which credited employees annually with an amount equal to a percentage of eligible pay based on age and years of service as well as an interest credit based on individual account balances. As of December 31, 2001, ILIAC, in conjunction with ING, established a non-qualified defined benefit pension plan providing benefits to certain eligible employees based on years of service and the employee's average annual compensation during the last five years of employment. Contributions are determined using the Projected Unit Credit Method. The unfunded accumulated benefit obligation is recorded by ILIAC.

    In addition to providing pension benefits, ILIAC, in conjunction with ING, provides certain health care and life insurance benefits for retired employees. Retirees are generally required to contribute to the plans based on their years of service with the Company. The costs to the Company associated with the former Aetna postretirement plans for 2001, 2000, and 1999 were $0.6 million, $1.2 million and $2.1 million, respectively.

    ILIAC, in conjunction with ING, also has a non-qualified pension plan covering certain agents. The plan provides pension benefits based on annual commission earnings. As of the measurement date (i.e. January 1, 2001), the unfunded projected benefit obligation is recorded by the Company. The costs to the Company associated with the agents non-qualified pension plan for 2001, 2000, and 1999 were $6.6 million, $3.5 million and $3.3 million, respectively.

    The Company, in conjunction with ING, also provides certain postretirement health care and life insurance benefits for certain agents. The costs to the Company associated with the agents' postretirement plans for 2001, 2000, and 1999 were $0.5 million, $1.4 million and $2.1 million, respectively.

    ILIAC, in conjunction with ING, also has a Savings Plan. Substantially all employees are eligible to participate in the savings plan under which designated contributions, which may be invested in a variety of financial instruments, are matched up to 5% of compensation by ING. Pretax charges to operations for the former Aetna incentive savings plan were $11.0 million, $9.0 million and $7.7 million in 2001, 2000, and 1999, respectively.

    ILIAC, in conjunction with former Aetna, had a stock incentive plan that provided for stock options, deferred contingent common stock or equivalent cash awards or restricted stock to employees. Certain executive, middle management and non-management employees were granted options to purchase common stock of former Aetna at or above the market price on the date of grant. Options generally became 100% vested three years after the grant was made, with one-third of the options vesting each year. The former Aetna did not recognize compensation expense for stock options granted at or above the market price on the date of grant under its stock incentive plans. In addition, executives were, from time to time, granted incentive units which were rights to receive common stock or an equivalent value in cash. The sale of the Company to ING AIH by former Aetna caused all outstanding stock options to vest immediately.

    The costs to the Company associated with the former Aetna stock plans for 2001, 2000, and 1999, were $1.8 million, $2.7 million and $0.4 million, respectively.

    Effective January 1, 1998, Aeltus established an additional deferred incentive compensation plan, designed to attract, retain and incent key members of Aeltus. The plan had a five year vesting period. Payments under the plan were conditioned upon continued employment and were based upon an imputed share price of Aeltus at the end of the vesting period. The plan value was determined annually and the cost of the plan was expensed ratably over the vesting period. A change in control at Aeltus, as defined in the plan, would cause immediate full vesting of all outstanding shares. The purchase of Aetna Inc. by ING in 2000 met this definition. As a result, all outstanding shares became fully vested based on Aeltus's imputed value at the date of the sale and were subsequently paid out in early 2001. The appropriate annual share of the cost of the plan, including the additional cost in 2000 associated with this full vesting, has been reflected in salaries and related benefits in the Consolidated Statements of Income for each of the years-ended December 31, 1999 and 2000, respectively. In 2001, a new deferred compensation plan was developed with attributes similar to those in the previous plans. The costs reflected in the Consolidated Financial Statements associated with Aeltus' new deferred incentive compensation plan for 2001 was $4.1 million. The costs for its former deferred incentive compensation plan for 2000 and 1999 were, $42.2 million and $4.7 million, respectively.

12. RELATED PARTY TRANSACTIONS

    INVESTMENT ADVISORY AND OTHER FEES

    ILIAC and Aeltus serve as investment advisors and administrators to the Company's mutual funds and variable funds (collectively, the Funds). Company mutual funds pay Aeltus or ILIAC, as investment advisor or administrator, a daily fee which, on an annual basis, ranged, depending on the fund, from 0.33% to 1.15% of their average daily net assets. All of the funds managed by ILIAC and certain of the funds managed by Aeltus are subadvised by investment advisors, in which case, Aeltus or ILIAC pays a subadvisory fee to the investment advisors. The Company is also compensated by the Separate Accounts (variable funds) for bearing mortality and expense risks pertaining to variable life and annuity contracts. Under the insurance and annuity contracts, the Separate Accounts pay the Company a daily fee, which, on an annual basis is, depending on the product, up to 3.40% of their average daily net assets. The amount of compensation and fees received from the Company mutual funds and Separate Accounts, included in charges assessed against policyholders and other income, amounted to $421.7 million, $506.3 million and $424.2 million in 2001, 2000, and 1999, respectively.

    RECIPROCAL LOAN AGREEMENT

    ILIAC maintains a reciprocal loan agreement with ING AIH, a Delaware corporation and affiliate, to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Under this agreement, which became effective in June 2001 and expires in April, 2011, ILIAC and ING AIH can borrow up to 3% of ILIAC's statutory admitted assets as of the preceding December 31 from one another. Interest on any ILIAC borrowings is charged at the rate of ING AIH's cost of funds for the interest period plus 0.15%. Interest on any ING AIH borrowings is charged at a rate based on the prevailing interest rate of U.S. commercial paper available for purchase with a similar duration. Under this agreement, ILIAC incurred interest expense of $0.1 million and earned interest income of $3.3 million for the year-ended December 31, 2001. At December 31, 2001, ILIAC had
    $191.1 million of receivables and no outstanding borrowings from ING AIH under this agreement.

    CAPITAL TRANSACTIONS

    In 2000, the Company received capital contributions in the form of cash and assets of $73.5 million, and $56.0 million, respectively from HOLDCO. The Company received no capital contributions in 1999 or 2001.

    Refer to Note 7 for dividends paid to HOLDCO. Refer to Note 11 for a discussion related to a return of capital to ING AIH.

    OTHER

    Premiums due and other receivables include $1.0 million and $4.7 million due from affiliates in 2001 and 2000, respectively. Other liabilities include $0.6 million and $4.1 million due to affiliates for 2001 and 2000, respectively.

    Former Aetna transferred to the Company $0.4 million and $0.8 million for the years 2000 and 1999, respectively, based on former Aetna's decision not to settle state tax liabilities as permitted under the tax sharing arrangement, which is reported in other changes in retained earnings. There was no transfer of funds from former Aetna to the Company to settle state tax liabilities for the year 2001.

    Certain administrative and support functions of the Company are provided by former Aetna and its affiliates for a specified transition period. At the end of the transition period, these functions will be provided by ING affiliates. The financial statements reflect allocated charges for these services based upon measures appropriate for the type and nature of the service provided.

13. REINSURANCE

    On October 1, 1998, the Company sold its domestic individual life insurance business to Lincoln for $1 billion in cash. The transaction is generally in the form of an indemnity reinsurance arrangement, under which Lincoln contractually assumed from the Company certain policyholder liabilities and obligations, although the Company remains directly obligated to policyholders (Refer to Note 3).

    Effective January 1, 1998, 90% of the mortality risk on substantially all individual universal life product business written from June 1, 1991 through October 31, 1997 was reinsured externally. Beginning November 1, 1997, 90% of new business written on these products was reinsured externally. Effective October 1, 1998 this agreement was assigned from the third party reinsurer to Lincoln.

    Effective December 31, 1988, the Company entered into a modified coinsurance reinsurance agreement ("MODCO") with Aetna Life Insurance Company ("Aetna Life"), (formerly an affiliate of the Company), in which substantially all of the nonparticipating individual life and annuity business written by Aetna Life prior to 1981 was assumed by the Company. Effective January 1, 1997, this agreement was amended to transition (based on underlying investment rollover in Aetna Life) from a modified coinsurance arrangement to a coinsurance agreement. As a result of this change, reserves were ceded to the Company from Aetna Life as investment rollover occurred. Effective October 1, 1998, this agreement was fully transitioned to a coinsurance arrangement and this business along with the Company's direct individual life insurance business, with the exception of certain supplemental contracts with reserves of $70.5 million and $74.9 million as of December 31, 2001 and 2000, respectively, was sold to Lincoln (refer to Note 3).

    On December 16, 1988, the Company assumed $25.0 million of premium revenue from Aetna Life, (formerly an affiliate of the Company) for the purchase and administration of a life contingent single premium variable payout annuity contract. In addition, the Company is also responsible for administering fixed annuity payments that are made to annuitants receiving variable payments. Reserves of $24.1 million and $29.2 million were maintained for this contract as of December 31, 2001 and 2000, respectively.

    The following table includes premium amounts ceded/assumed.

                                           Ceded to    Assumed
                                   Direct    Other    from Other    Net
   (Millions)                      Amount  Companies  Companies    Amount
   -----------------------------------------------------------------------

               2001
   ------------------------------
   Premiums:
     Discontinued Operations       $301.2   $315.0      $13.8          --
     Accident and Health
       Insurance                     4.5       4.5         --          --
     Annuities                     112.3      (1.3)       0.6      $114.2
   -----------------------------------------------------------------------
       Total earned premiums       $418.0   $318.2      $14.4      $114.2
   -----------------------------------------------------------------------
   -----------------------------------------------------------------------

               2000
   ------------------------------
   Premiums:
     Discontinued Operations       $366.6   $382.4      $15.8          --
     Accident and Health
       Insurance                    15.2      15.2         --          --
     Annuities                     160.4       7.1        0.9      $154.2
   -----------------------------------------------------------------------
       Total earned premiums       $542.2   $404.7      $16.7      $154.2
   -----------------------------------------------------------------------
   -----------------------------------------------------------------------

               1999
   ------------------------------
   Premiums:
     Discontinued Operations       $460.1   $478.0      $17.9          --
     Accident and Health
       Insurance                    33.4      33.4         --          --
     Annuities                     111.5       4.9        0.9      $107.5
   -----------------------------------------------------------------------
       Total earned premiums       $605.0   $516.3      $18.8      $107.5
   -----------------------------------------------------------------------
   -----------------------------------------------------------------------

    The Company had $35.9 billion, $38.9 billion and $43.4 billion of life insurance in force at December 31, 2001, 2000 and 1999, respectively. Substantially all life insurance in force at December 31, 2001, 2000 and 1999 was ceded to Lincoln.

14. SEGMENT INFORMATION

    Summarized financial information for the Company's principal operations was as follows:

                                                           Investment
   Year-ended December 31,      Worksite     Individual    Management
   2001 (Millions)            Products (1)  Products (1)  Services (1)  Other (1)    Total
   -----------------------------------------------------------------------------------------
   Revenues from external
     customers                 $   432.1      $  151.1       $119.6     $  (35.2)  $   667.6
   Net investment income           788.9          99.0          1.7         (1.2)      888.4
   -----------------------------------------------------------------------------------------
   Total revenue excluding
     net realized capital
     gains (losses)            $ 1,221.0      $  250.1       $121.3     $  (36.4)  $ 1,556.0
   -----------------------------------------------------------------------------------------
   -----------------------------------------------------------------------------------------
   Amortization of deferred
     policy acquisition
     costs and value of
     business acquired         $    59.7      $   41.4           --     $   10.9   $   112.0
   -----------------------------------------------------------------------------------------
   Income taxes (benefits)     $    70.1      $   16.6       $ 15.7     $  (15.0)  $    87.4
   -----------------------------------------------------------------------------------------
   Operating earnings (2)      $   150.4      $   24.3       $ 27.4     $  (88.5)  $   113.6
   Net realized capital
     gains (losses), net of
     tax                           (20.2)          6.4          0.1           --       (13.7)
   -----------------------------------------------------------------------------------------
   Income (loss) from
     continuing operations         130.2          30.7         27.5        (88.5)       99.9
   -----------------------------------------------------------------------------------------
   Net income (loss)           $   130.2      $   30.7       $ 27.5     $  (88.5)  $    99.9
   -----------------------------------------------------------------------------------------
   -----------------------------------------------------------------------------------------
   Segment assets (3)          $41,695.7      $8,432.0       $ 82.1     $2,983.3   $53,193.1
   -----------------------------------------------------------------------------------------
   Expenditures for
     long-lived assets (4)            --            --           --     $    6.3   $     6.3
   -----------------------------------------------------------------------------------------
   Balance of long-lived
     assets                           --            --           --     $   33.1   $    33.1
   -----------------------------------------------------------------------------------------

 (1) Worksite Products include deferred annuity contracts that fund defined contribution and deferred compensation plans; immediate annuity contracts; mutual funds; distribution services for annuities and mutual funds; programs offered to defined contribution plans and deferred compensation plans that package administrative and recordkeeping services along with a menu of investment options; wrapper agreements containing certain benefit response guarantees that are entered into with retirement plans, whose assets are not invested with the Company; investment advisory services and pension plan administrative services. Individual Products include deferred and immediate annuity contracts, both qualified and nonqualified, that are sold to individuals and provide variable or fixed investment options or a combination of both. Investment Management Services include: investment advisory services to affiliated and unaffiliated institutional and retail clients; underwriting; distribution for Company mutual funds and a former affiliate's separate accounts; and trustee, administrative and other services to retirement plans (Refer to Notes 1 and 2). Other includes consolidating adjustments, amortization of goodwill, ING corporate expense, restructuring charges, and taxes not allocated back to the segments.
 (2) Operating earnings is comprised of net income (loss) excluding net realized capital gains and losses. While operating earnings is the measure of profit or loss used by the Company's management when assessing performance or making operating decisions, it does not replace operating income or net income as a measure of profitability.
 (3)  Segment assets exclude goodwill.
 (4) Expenditures of long-lived assets represent additions to property and equipment not allocable to business.

                                                           Investment
   Year-ended December 31,      Worksite     Individual    Management     Discontinued
   2000 (Millions)            Products (1)  Products (1)  Services (1)   Operations (1)    Other (1)    Total
   -------------------------------------------------------------------------------------------------------------
   Revenues from external
     customers                 $   576.7      $  115.4       $138.2               --        $(53.0)   $   777.3
   Net investment income           793.6         112.2          2.8               --           3.8        912.4
   -------------------------------------------------------------------------------------------------------------
   Total revenue excluding
     net realized capital
     gains (losses)            $ 1,370.3      $  227.6       $141.0               --        $(49.2)   $ 1,689.7
   -------------------------------------------------------------------------------------------------------------
   -------------------------------------------------------------------------------------------------------------
   Amortization of deferred
     policy acquisition
     costs and value of
     business acquired         $    68.3      $   47.3       $   --               --        $ 11.3    $   126.9
   -------------------------------------------------------------------------------------------------------------
   Income taxes (benefits)     $    74.6      $   16.6       $  9.0               --        $(16.2)   $    84.0
   -------------------------------------------------------------------------------------------------------------
   Operating earnings (2)      $   159.4      $   33.0       $  9.7               --        $  5.0    $   207.1
   Net realized capital
     (losses) gains, net of
     tax                           (20.8)         (2.3)         0.1               --            --        (23.0)
   -------------------------------------------------------------------------------------------------------------
   Income from continuing
     operations                    138.6          30.7          9.8               --           5.0        184.1
   Discontinued operations,
     net of tax:
     Amortization of
       deferred gain on
       sale (3)                       --            --           --         $    5.7            --          5.7
   -------------------------------------------------------------------------------------------------------------
     Net income                $   138.6      $   30.7       $  9.8         $    5.7        $  5.0    $   189.8
   -------------------------------------------------------------------------------------------------------------
   -------------------------------------------------------------------------------------------------------------
     Segment assets (4)        $42,955.7      $8,864.6       $ 44.1         $2,991.2            --    $54,855.6
   -------------------------------------------------------------------------------------------------------------
     Expenditures for long-
       lived assets (5)               --            --           --               --        $  3.4    $     3.4
   -------------------------------------------------------------------------------------------------------------
     Balance of long-lived
       assets                         --            --           --               --        $ 54.3    $    54.3
   -------------------------------------------------------------------------------------------------------------

 (1) Worksite Products include deferred annuity contracts that fund defined contribution and deferred compensation plans; immediate annuity contracts; mutual funds; distribution services for annuities and mutual funds; programs offered to defined contribution plans and deferred compensation plans that package administrative and recordkeeping services along with a menu of investment options; wrapper agreements containing certain benefit response guarantees that are entered into with retirement plans, whose assets are not invested with the Company; investment advisory services and pension plan administrative services. Individual Products include deferred and immediate annuity contracts, both qualified and nonqualified, that are sold to individuals and provide variable or fixed investment options or a combination of both. Investment Management Services include the following services: investment advisory to affiliated and unaffiliated institutional and retail clients, underwriting, distribution for Company's mutual funds and affiliate's separate accounts; and trustee, administrative and other services to retirement plans (Refer to Notes 1 and 2). Discontinued operations include life insurance products (Refer to Note 3). Other includes consolidating adjustments, Year 2000 costs and taxes not allocated back to the segment.
 (2) Operating earnings is comprised of net income (loss) excluding net realized capital gains and losses. While operating earnings is the measure of profit or loss used by the Company's management when assessing performance or making operating decisions, it does not replace operating income or net income as a measure of profitability.
 (3)  Taxes on the amortization of deferred gain on sale were $3.3 million.
 (4)  Segment assets exclude goodwill.
 (5) Expenditures of long-lived assets represent additions to property and equipment not allocable to business segments.

                                                           Investment
   Year-ended December 31,      Worksite     Individual    Management     Discontinued
   1999 (Millions)            Products (1)  Products (1)  Services (1)   Operations (1)    Other (1)    Total
   -------------------------------------------------------------------------------------------------------------
   Revenues from external
     customers                 $   469.8      $   81.3       $118.3               --        $(43.9)   $   625.5
   Net investment income           784.6          96.9          1.5               --           3.3        886.3
   -------------------------------------------------------------------------------------------------------------
   Total revenue excluding
     net realized capital
     gains                     $ 1,254.5      $  178.1       $119.8               --        $(40.6)   $ 1,511.8
   -------------------------------------------------------------------------------------------------------------
   -------------------------------------------------------------------------------------------------------------
   Amortization of deferred
     policy acquisition
     costs and value of
     business acquired         $    63.0      $   30.4           --               --        $ 11.5    $   104.9
   -------------------------------------------------------------------------------------------------------------
   Income taxes (benefits)     $    82.0      $   11.2       $ 16.5               --        $(19.1)   $    90.6
   -------------------------------------------------------------------------------------------------------------
   Operating earnings (2)      $   164.9      $   22.2         28.1               --        $ (1.8)   $   213.4
   Other Item (3)                     --            --           --               --         (17.5)       (17.5)
   Net realized capital
     gains, net of tax             (12.7)         (1.3)          --               --            --        (14.0)
   -------------------------------------------------------------------------------------------------------------
   Income (loss) from
     continuing operations         152.2          20.9         28.1               --         (25.0)       181.9
   Discontinued operations,
     net of tax:
     Amortization of
       deferred gain on
       sale (4)                       --            --           --         $    5.7            --          5.7
   -------------------------------------------------------------------------------------------------------------
     Net income (loss)         $   152.2      $   20.9       $ 28.1         $    5.7        $(25.0)   $   187.6
   -------------------------------------------------------------------------------------------------------------
   -------------------------------------------------------------------------------------------------------------
     Segment assets            $44,484.9      $8,877.2       $ 36.6         $2,989.0            --    $56,387.7
   -------------------------------------------------------------------------------------------------------------
     Expenditures for long-
       lived assets (5)               --            --           --               --        $  3.9    $     3.9
   -------------------------------------------------------------------------------------------------------------
     Balance of long-lived
       assets                         --            --           --               --        $ 12.2    $    12.2
   -------------------------------------------------------------------------------------------------------------

 (1) Worksite Products include deferred annuity contracts that fund defined contribution and deferred compensation plans; immediate annuity contracts; mutual funds; distribution services for annuities and mutual funds; programs offered to defined contribution plans and deferred compensation plans that package administrative and recordkeeping services along with a menu of investment options; wrapper agreements containing certain benefit response guarantees that are entered into with retirement plans, whose assets are not invested with the Company; investment advisory services and pension plan administrative services. Individual Products include deferred and immediate annuity contracts, both qualified and nonqualified, that are sold to individuals and provide variable or fixed investment options or a combination of both. Investment Management Services include the following services: investment advisory to affiliated and unaffiliated institutional and retail clients, underwriting, distribution for Company's mutual funds and affiliate's separate accounts; and trustee, administrative and other services to retirement plans (Refer to Notes 1 and 2). Discontinued operations include life insurance products (Refer to Note 3). Other includes consolidating adjustments, Year 2000 costs, and taxes not allocated back to the segment.
 (2) Operating earnings is comprised of net income (loss) excluding net realized capital gains and losses and Year 2000 costs. While operating earnings is the measure of profit or loss used by the Company's management when assessing performance or making operating decisions, it does not replace operating income or net income as a measure of profitability.
 (3)  Represents after-tax Year 2000 costs.
 (4)  Taxes on the amortization of deferred gain on sale were $3.2 million.
 (5) Expenditures of long-lived assets represent additions to property and equipment not allocable to business segments.

15. COMMITMENTS AND CONTINGENT LIABILITIES

    LEASES

    In conjunction with the acquisition by ING, the Company entered into or assumed from a former affiliate operating leases for office space. For the year-ended December 31, 2001, rent expense for these leases was $17.6 million. The future net minimum payments under noncancelable leases for 2002 through 2006 are estimated to be $24.8 million, $20.6 million, $17.6 million, $16.2 million and $14.4 million, respectively, and $15.6 million, thereafter.

    COMMITMENTS

    Through the normal course of investment operations, the Company commits to either purchase or sell securities or money market instruments at a specified future date and at a specified price or yield. The inability of counterparties to honor these commitments may result in either higher or lower replacement cost. Also, there is likely to be a change in the value of the securities underlying the commitments. At December 31, 2001, the Company had off-balance sheet commitments to purchase investments of $4.8 million with an estimated fair value of $4.8 million. At December 31, 2000 and 1999, there were no off-balance sheet commitments.

    LITIGATION

    In recent years, life insurance companies have been named as defendants in class action lawsuits relating to life insurance sales practices. The Company is currently a defendant in one such lawsuit.

    A purported class action complaint was filed in the United States District Court for the Middle District of Florida on June 30, 2000, by Helen Reese, Richard Reese, Villere Bergeron and Allan Eckert against ALIAC (the "Reese Complaint"). The Reese Complaint seeks compensatory and punitive damages and injunctive relief from ALIAC. The Reese Complaint claims that ALIAC engaged in unlawful sales practices in marketing life insurance policies. ALIAC has moved to dismiss the Reese Complaint for failure to state a claim upon which relief can be granted. Certain discovery is underway. The Company intends to defend the action vigorously.

    The Company is also involved in other lawsuits arising, for the most part, in the ordinary course of its business operations. While the outcome of these other lawsuits cannot be determined at this time, after consideration of the defenses available to the Company, applicable insurance coverage and any related reserves established, these other lawsuits are not expected to result in liability for amounts material to the financial condition of the Company, although it may adversely affect results of operations in future periods.

16. SUBSEQUENT EVENT

    Effective February 28, 2002, the Company distributed 100% of the stock of IA Holdco to HOLDCO. The transaction was accounted for as a dividend. Refer to
    Note 2 for further information about IA Holdco.

    QUARTERLY DATA (UNAUDITED)

   2001 (Millions)                 First   Second  Third   Fourth
   --------------------------------------------------------------
   Total revenue                   $395.5  $411.9  $387.2  $340.4
   --------------------------------------------------------------
   Income (loss) from continuing
     operations before income
     taxes                         $ 64.3  $95.0   $ 68.9  $(40.9)
   Income taxes (benefit)            28.2   39.1     27.1    (7.0)
   --------------------------------------------------------------
   Income (loss) from continuing
     operations                    $ 36.1  $55.9   $ 41.8  $(33.9)
   --------------------------------------------------------------
   Net income (loss)               $ 36.1  $55.9   $ 41.8  $(33.9)
   --------------------------------------------------------------
   --------------------------------------------------------------

   2000 (Millions)                 First   Second  Third   Fourth (1)
   ------------------------------------------------------------------
   Total revenue                   $408.3  $409.3  $426.4    $410.3
   ------------------------------------------------------------------
   Income from continuing
     operations before income
     taxes                         $ 76.5  $85.0   $ 77.4    $ 29.2
   Income taxes                      25.1   28.1     22.7       8.1
   ------------------------------------------------------------------
   Income from continuing
     operations                    $ 51.4  $56.9   $ 54.7    $ 21.1
   Income from discontinued
     operations                       1.6    1.6      1.5       1.0
   ------------------------------------------------------------------
   Net income                      $ 53.0  $58.5   $ 56.2    $ 22.1
   ------------------------------------------------------------------
   ------------------------------------------------------------------

 (1) Fourth quarter data reflects an aggregation of the pre-acquisition period of the two months ended November 30, 2000 and the post acquisition period of one month ended December 31, 2000.

FORM NO. SAI.75992-02                                         ILIAC ED. MAY 2002